UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Valley Forge Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2012

Vanguard Balanced Index Fund

> Vanguard Balanced Index Fund delivered solid six-month results reflecting both early strength in the stock market and later strength in the bond market.

> Information technology and financial stocks were among the best equity performers. Corporate issues led the way in the bond market.

> The fund’s stock and bond portfolios seemed to trade performance leadership in response to the headlines from Europe.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	27
Trustees Approve Advisory Arrangement.	29
Glossary.	30

Balanced Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	6.50%
Admiral™ Shares	6.62
Signal® Shares	6.58
Institutional Shares	6.62
Balanced Composite Index	6.70
Mixed-Asset Target Allocation Growth Funds Average	5.91

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Bond Index through December 31, 2009, after which the Barclays index was replaced by the Barclays U.S. Aggregate Float Adjusted Index.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2011, Through June 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$21.78	$22.98	$0.216	$0.000
Admiral Shares	21.78	22.99	0.230	0.000
Signal Shares	21.55	22.74	0.228	0.000
Institutional Shares	21.78	22.99	0.232	0.000

1

Chairman’s Letter

Dear Shareholder,

For the six months ended June 30, 2012, Vanguard Balanced Index Fund returned 6.50% for Investor Shares. Its target index returned 6.70%, leading the fund by an amount consistent with the real-world costs of managing a portfolio. The fund’s return topped the average result for its peer group.

The fund’s stock portfolio registered broad gains, with nine of ten sectors turning in positive six-month returns; energy was the only sector to decline. Information technology and financial stocks were the leading contributors. The fund’s bond portfolio generated lower but still solid returns as investors sought the security offered by U.S. Treasuries and other high-quality bonds.

At the end of the half-year, the fund’s Investor Shares had a 30-day SEC yield of 1.85%, down slightly from the start of the year. Yields for the other share classes were a bit higher, reflecting lower costs.

As you may remember, we announced in September 2011 that Vanguard Asset Allocation Fund would merge into the Balanced Index Fund. The merger is now complete. And in case you missed our announcement last month, George U. “Gus” Sauter, managing director and chief investment officer of Vanguard, plans to retire at the end of 2012.

It’s hard to overstate the contributions that Gus has made to Vanguard in his 25-year career. He honed the strategy and built the

2

team that have helped make Vanguard a world leader in indexing, and he developed our active quantitative equity strategies.

We’re fortunate that Mortimer J. “Tim” Buckley, also a managing director, will succeed Gus. Tim has been a member of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year.

U.S. stocks delivered strong returns,
but Europe remained a trouble spot
U.S. stocks were the standout performers for the six months ended June 30, returning about 9%. Domestic equities seemed to benefit from the perception that they offered some shelter from the storms roiling European markets.

International stocks didn’t fare as well, returning about 3%. European stocks were the weakest performers. Returns for emerging markets and the developed markets of the Pacific region were restrained by signs of slowing growth.

Throughout the period, investors were preoccupied with Europe’s debt troubles, and global stock markets moved sharply up and down depending on whether the latest news from the region was positive or negative. Vanguard economists expect Europe to remain a trouble spot. The most likely scenario is that it will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

Market Barometer

			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt
market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

CPI
Consumer Price Index	1.69%	1.66%	1.95%

3

Investors’ appetite for Treasuries
drove 10-year yield to a new low
Amid the turmoil in Europe, U.S. Treasury securities continued to benefit from a “flight to quality.” Investor demand nudged bond prices higher, and in early June, the yield of the 10-year U.S. Treasury note slipped below 1.5% for the first time. (Bond yields and prices move in opposite directions.) It’s important to understand that low yields do imply lower future returns: As yields tumble, the scope for further declines—and price increases— diminishes.

The broad U.S. taxable bond market posted a return of about 2% for the half-year. Municipal bonds remained a bright spot, delivering a return of more than 3%.

As it has since December 2008, the Federal Reserve Board held its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

For the fund, information technology
and financial stocks drove returns
The Balanced Index Fund’s stock portfolio, representing about 60% of assets, gives investors exposure to the broad U.S. equity market, including companies of all sizes in both the value and growth categories. Over the six-month period, large-capitalization stocks tended to outperform their smaller brethren.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Signal	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Balanced Index Fund	0.24%	0.10%	0.10%	0.08%	1.02%

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the fund’s annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, and 0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Mixed-Asset Target Allocation Growth Funds.

4

The fund got its biggest boost from the information technology and financial sectors. IT stocks, the fund’s heaviest sector weighting, made significant gains early in the year as encouraging economic signals gave investors confidence that technology spending would continue at a decent clip. Although renewed concerns about the global economy trimmed some of those gains in the second quarter, the sector was still the single biggest contributor to fund performance for the six-month period.

Financials also surged early in the year thanks to optimism about the economy. Banks in particular generated healthy returns as a number of large institutions got passing grades in the U.S. Federal Reserve’s much-anticipated stress tests, which were designed to assess their ability to keep lending in the face of a severe downturn. Among the other sectors, health care and consumer discretionary contributed the most, producing double-digit gains.

Energy stocks, which declined in aggregate, were the greatest drag on performance. The sector struggled as investors worried about weak natural gas prices and questioned the significant capital investments made by some energy firms at a time when the outlook for global demand is uncertain.

Economic fears at home and abroad
gave a boost to high-quality bonds
The Balanced Index Fund’s fixed income holdings, which account for about 40% of assets, closely tracked the performance of the fund’s bond benchmark, an index of the broad taxable U.S. bond market.

For the first three months of the year, investors displayed an increased appetite for risk as steps to stem the European debt crisis appeared to be working and as the U.S. economy showed signs of improved health. But in the second quarter, optimism about the economy dimmed and the European crisis worsened, with worries mounting over the health of the banking system, particularly in Spain.

That sent bond investors flocking to U.S. Treasuries and other high-quality fixed income securities, driving down yields for those bonds and pushing up prices. The Balanced Index Fund, which has about 70% of its bond holdings in U.S. government debt, benefited from the rise in Treasury prices.

The fund’s close tracking of its composite target index is a testament to the portfolio management skills of Vanguard’s Equity Investment and Fixed Income Groups, whose seasoned professionals historically have delivered index-tracking performance regardless of the market environment.

Good news: Investors are smart,
and they’re getting smarter
In recent years, I’ve often written in this space about the challenges facing investors, from the 2008–2009 financial crisis to the more recent volatility caused by Europe’s debt troubles. Bad news inevitably seems to grab attention, and it’s our responsibility to speak to you candidly about these difficulties and to offer Vanguard’s perspective.

5

In the interest of presenting a full picture, I think it’s also our responsibility to point out positive developments that may have been overlooked. On that score, I’ve been especially heartened to see individual investors become more discerning over time, particularly about the costs of investing. As I said in a recent address to financial advisors, “Individual investors are smart and getting smarter. And that’s a good thing. Increasingly, they are bringing a healthy consumer mentality to their investment portfolios. They want to know what they are buying and how much they are paying for it.”

Vanguard research confirms that over the past decade investors have displayed a healthy cost consciousness, directing a larger share of their money to low-cost investments. You can read the full report— Costs Matter: Are Fund Investors Voting With Their Feet?—at vanguard.com/ research.

In our view, investors are serving their interests by focusing on costs. The math is simple: The less investors pay for an investment, the more of their returns they can keep. And cost savings compound over the long term, which can help investors build greater wealth.

So if you’re feeling buffeted by the latest headlines, it can be constructive to direct your attention to one thing you can control: your investment costs. We continue to believe that holding a balanced and diversified portfolio of low-cost investments can give investors a greater chance of reaching their long-term financial goals.

Vanguard Balanced Index Fund, with its broad diversification and low-cost exposure to U.S. stocks and bonds, can play an important role in such a portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 13, 2012

6

Balanced Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics

	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBASX	VBAIX
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%
30-Day SEC Yield	1.85%	1.99%	1.99%	2.01%

Equity Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,228	3,294
Median Market Cap	$33.1B	$33.1B
Price/Earnings Ratio	16.1x	16.1x
Price/Book Ratio	2.1x	2.1x
Return on Equity	18.2%	18.1%
Earnings Growth Rate	9.5%	9.5%
Dividend Yield	2.1%	2.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	39%	—
Short-Term Reserves	2.0%	—

Fixed Income Characteristics

		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	4,030	7,923
Yield to Maturity
(before expenses)	1.9%	2.0%
Average Coupon	3.8%	3.7%
Average Duration	5.1 years	5.2 years
Average Maturity	7.1 years	7.2 years

Total Fund Volatility Measures
	Balanced
	Composite	MSCI US Broad
	Index	Market Index
R-Squared	1.00	0.99
Beta	1.00	0.57
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer
	Hardware	3.6%
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.7
Microsoft Corp.	Systems Software	1.5
General Electric Co.	Industrial
	Conglomerates	1.5
International Business	IT Consulting &
Machines Corp.	Other Services	1.4
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
Chevron Corp.	Integrated Oil &
	Gas	1.4
Johnson & Johnson	Pharmaceuticals	1.2
Pfizer Inc.	Pharmaceuticals	1.2
Procter & Gamble Co.	Household
	Products	1.1
Top Ten		17.0%
Top Ten as % of Total Net Assets		10.3%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, and 0.08% for Institutional Shares.

7

Balanced Index Fund

Fund Asset Allocation

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer
Discretionary	12.0%	12.0%
Consumer Staples	9.9	9.9
Energy	10.0	10.0
Financials	15.4	15.4
Health Care	12.0	12.0
Industrials	11.0	11.0
Information
Technology	19.2	19.2
Materials	3.9	3.9
Telecommunication
Services	2.9	2.9
Utilities	3.7	3.7

Sector Diversification (% of fixed income
portfolio)
Asset-Backed		2.6%
Finance		7.2
Foreign		4.8
Government Mortgage-Backed		25.9
Industrial		11.9
Treasury/Agency		43.1
Utilities		2.5
Other		2.0
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed
income portfolio)
U.S. Government	69.1%
Aaa	3.8
Aa	4.5
A	12.1
Baa	10.5
For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

8

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Bond Index through December 31, 2009, after which the Barclays index was replaced by the Barclays U.S. Aggregate Float Adjusted Index.

Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	11/9/1992	5.77%	3.49%	2.86%	3.32%	6.18%
Admiral Shares	11/13/2000	5.96	3.62	2.96	3.33	6.29
Signal Shares	9/1/2006	6.00	3.61	2.97[1]	2.04[1]	5.01[1]
Institutional Shares	12/1/2000	5.97	3.66	3.00	3.33	6.33
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

Balanced Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	665,638	58,929	0.4%
* Amazon.com Inc.	237,912	54,327	0.3%
Walt Disney Co.	1,112,765	53,969	0.3%
Home Depot Inc.	1,007,502	53,388	0.3%
Comcast Corp. Class A	1,533,890	49,038	0.3%
Consumer Discretionary—Other †		899,525	5.6%
		1,169,176	7.2%
Consumer Staples
Procter & Gamble Co.	1,800,073	110,254	0.7%
Coca-Cola Co.	1,331,123	104,080	0.6%
Philip Morris International Inc.	1,125,280	98,192	0.6%
Wal-Mart Stores Inc.	1,231,010	85,826	0.5%
PepsiCo Inc.	1,026,467	72,530	0.5%
Altria Group Inc.	1,336,901	46,190	0.3%
Consumer Staples—Other †		448,969	2.8%
		966,041	6.0%

Energy
Exxon Mobil Corp.	3,080,152	263,569	1.6%
Chevron Corp.	1,292,016	136,308	0.8%
Schlumberger Ltd.	872,021	56,603	0.3%
Occidental Petroleum Corp.	530,072	45,464	0.3%
ConocoPhillips	794,518	44,398	0.3%
Energy—Other †		433,632	2.7%
		979,974	6.0%

Financials
Wells Fargo & Co.	3,273,772	109,475	0.7%
JPMorgan Chase & Co.	2,483,164	88,723	0.5%
Bank of America Corp.	7,013,688	57,372	0.4%
Citigroup Inc.	1,913,966	52,462	0.3%
Financials—Other†		1,197,933	7.4%
		1,505,965	9.3%

10

Balanced Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	1,793,955	121,200	0.8%
Pfizer Inc.	4,926,488	113,309	0.7%
Merck & Co. Inc.	1,989,349	83,055	0.5%
Abbott Laboratories	1,027,568	66,247	0.4%
Health Care—Other †		785,937	4.8%
		1,169,748	7.2%

Industrials
General Electric Co.	6,914,888	144,106	0.9%
United Technologies Corp.	565,061	42,679	0.3%
Industrials—Other †		887,364	5.4%
		1,074,149	6.6%

Information Technology
* Apple Inc.	609,303	355,833	2.2%
Microsoft Corp.	4,935,104	150,965	0.9%
International Business Machines Corp.	719,351	140,691	0.9%
* Google Inc. Class A	168,578	97,787	0.6%
Intel Corp.	3,264,954	87,011	0.5%
Oracle Corp.	2,627,535	78,038	0.5%
QUALCOMM Inc.	1,105,431	61,550	0.4%
Cisco Systems Inc.	3,519,715	60,433	0.4%
Visa Inc. Class A	343,325	42,445	0.3%
Information Technology—Other †		798,212	4.9%
		1,872,965	11.6%

Materials †		380,093	2.4%

Telecommunication Services
AT&T Inc.	3,874,477	138,164	0.8%
Verizon Communications Inc.	1,853,048	82,349	0.5%
Telecommunication Services—Other †		58,814	0.4%
		279,327	1.7%

Utilities †		363,395	2.2%
Total Common Stocks (Cost $6,876,281)		9,760,833	60.2%[1]

11

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	1.000%	9/30/16	73,100	74,265	0.4%
	United States Treasury Note/Bond	0.250%	9/15/14	65,790	65,646	0.4%
	United States Treasury Note/Bond	0.125%	9/30/13	64,625	64,494	0.4%
	United States Treasury Note/Bond	4.250%	8/15/14	54,050	58,492	0.4%
	United States Treasury Note/Bond	4.250%	8/15/13	52,625	54,968	0.3%
	United States Treasury Note/Bond	0.375%	4/15/15	52,050	52,026	0.3%
	United States Treasury Note/Bond	3.125%	4/30/17	45,900	51,121	0.3%
	United States Treasury Note/Bond	2.125%	8/15/21	45,215	47,561	0.3%
	United States Treasury Note/Bond	1.875%	4/30/14	44,975	46,233	0.3%
	United States Treasury Note/Bond	6.250%	8/15/23	31,555	45,868	0.3%
	United States Treasury Note/Bond	3.375%	11/15/19	39,402	45,614	0.3%
	United States Treasury Note/Bond	0.500%	10/15/14	42,960	43,114	0.3%
	United States Treasury Note/Bond	2.500%	6/30/17	39,650	43,058	0.3%
	United States Treasury
	Note/Bond	0.250%–11.250%	2/28/13–5/15/42	1,562,801	1,743,260	10.7%
					2,435,720	15.0%

Agency Bonds and Notes
2	Federal Home Loan
	Mortgage Corp.	0.375%–6.750%	7/15/13–7/15/32	105,595	111,912	0.7%
2	Federal National
	Mortgage Assn.	0.000%–7.250%	8/9/13–7/15/37	102,297	108,583	0.7%
3	Agency Bonds and Notes—Other †				91,373	0.5%
					311,868	1.9%
Conventional Mortgage-Backed Securities
[2,4,5] Fannie Mae Pool		2.500%–9.500%	12/1/12–7/1/42	693,991	747,555	4.6%
[2,4,5] Freddie Mac Gold Pool		2.500%–10.000%	7/1/12–7/1/42	423,903	454,979	2.8%
[4,5]	Ginnie Mae I Pool	3.000%–10.000%	3/15/13–7/1/42	173,289	190,866	1.2%
[4,5]	Ginnie Mae II Pool	3.000%–7.000%	3/20/18–7/1/42	232,383	255,016	1.6%
					1,648,416	10.2%
Nonconventional Mortgage-Backed Securities
[2,5,6] Fannie Mae Pool		1.797%–6.180%	11/1/33–3/1/42	26,359	27,824	0.2%
[2,5,6] Freddie Mac Non
	Gold Pool	2.194%–6.407%	11/1/34–2/1/42	19,432	20,583	0.1%
[4,5]	Ginnie Mae II Pool	2.500%–5.000%	7/20/38–1/20/42	12,133	12,728	0.1%
					61,135	0.4%
Total U.S. Government and Agency Obligations (Cost $4,266,935)					4,457,139	27.5%
Asset-Backed/Commercial Mortgage-Backed Securities
5	GE Capital Commercial
	Mortgage Corp.	4.974%–5.543%	12/10/37–12/10/49	3,173	3,393	0.0%
7	Asset-Backed/Commercial Mortgage-Backed Securities—Other †				160,522	1.0%
Total Asset-Backed/Commercial
Mortgage-Backed Securities (Cost $148,632)					163,915	1.0%

12

Balanced Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value	of Net
	Coupon	Date	($000)	($000)	Assets
Corporate Bonds
Finance
7 Banking †				297,011	1.8%
7 Brokerage †				8,457	0.1%
Finance Companies
5 General Electric Capital Corp.	1.625%–6.875%	1/8/13–11/15/67	29,720	33,545	0.2%
Finance Companies—Other †				10,654	0.1%
7 Insurance †				75,443	0.5%
Other Finance †				3,162	0.0%
Real Estate Investment Trusts †				26,402	0.1%
				454,674	2.8%
Industrial
7 Basic Industry †				79,693	0.5%
Capital Goods
General Electric Co.	5.250%	12/6/17	1,940	2,265	0.0%
7 Capital Goods—Other †				64,797	0.4%
Communication
AT&T Corp.	6.500%–8.000%	3/15/29–11/15/31	1,351	1,972	0.0%
AT&T Inc.	2.400%–6.550%	2/15/14–8/15/41	16,810	19,012	0.1%
AT&T Mobility LLC	7.125%	12/15/31	500	659	0.0%
Bellsouth Capital Funding
Corp.	7.875%	2/15/30	150	197	0.0%
BellSouth Corp.	5.200%–6.875%	12/15/16–11/15/34	1,565	1,826	0.0%
BellSouth
Telecommunications Inc.	6.375%	6/1/28	1,565	1,846	0.0%
New Cingular Wireless Services Inc.	8.750%	3/1/31	205	311	0.0%
Pacific Bell Telephone Co.	7.125%	3/15/26	200	262	0.0%
7 Communication—Other †				118,154	0.8%
7 Consumer Cyclical †				92,439	0.6%
7 Consumer Noncyclical †				184,940	1.1%
Energy
XTO Energy Inc.	5.750%–6.250%	12/15/13–8/1/17	1,300	1,462	0.0%
7 Energy—Other †				95,925	0.6%
Other Industrial †				1,894	0.0%
Technology †				62,104	0.4%
Transportation †				26,037	0.1%
				755,795	4.6%

Utilities
7 Electric †				106,255	0.7%
7 Natural Gas †				49,416	0.3%
Other Utility †				1,638	0.0%
				157,309	1.0%
Total Corporate Bonds (Cost $1,268,456)				1,367,778	8.4%
[7]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $288,552) †				306,337	1.9%
Taxable Municipal Bonds (Cost $54,633) †				63,538	0.4%

			Shares
Temporary Cash Investments
Money Market Fund
8 Vanguard Market Liquidity Fund	0.148%		387,788,904	387,789	2.4%

13

Balanced Index Fund

	Market	Percentage
	Value	of Net
	($000)	Assets
9U.S. Government and Agency Obligations †	3,199	0.0%
Total Temporary Cash Investments (Cost $390,988)	390,988	2.4%[1]
[10] Total Investments (Cost $13,294,477)	16,510,528	101.8%
Other Assets and Liabilities
Other Assets	131,606	0.8%
Liabilities[11]	(419,588)	(2.6%)
	(287,982)	(1.8%)
Net Assets	16,222,546	100.0%

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	13,184,357
Overdistributed Net Investment Income	(12,770)
Accumulated Net Realized Losses	(167,071)
Unrealized Appreciation (Depreciation)
Investment Securities	3,216,051
Futures Contracts	1,979
Net Assets	16,222,546

Investor Shares—Net Assets
Applicable to 157,092,187 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,610,754
Net Asset Value Per Share—Investor Shares	$22.98

Admiral Shares—Net Assets
Applicable to 270,709,329 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,222,699
Net Asset Value Per Share—Admiral Shares	$22.99

14

Balanced Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 50,509,112 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,148,475
Net Asset Value Per Share—Signal Shares	$22.74

Institutional Shares—Net Assets
Applicable to 227,975,955 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,240,618
Net Asset Value Per Share—Institutional Shares	$22.99

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.5% and 2.1%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, these daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Certain issuers operate under a congressional charter; these securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2012.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Adjustable-rate security.
7 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $18,556,000, representing 0.1% of net assets.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9 Securities with a value of $3,199,000 have been segregated as initial margin for open futures contracts.
10 The total value of securities on loan is $4,009,000.
11 Includes $4,436,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends[1]	90,945
Interest[2]	79,371
Security Lending	872
Total Income	171,188
Expenses
The Vanguard Group—Note B
Investment Advisory Services	468
Management and Administrative—Investor Shares	3,329
Management and Administrative—Admiral Shares	2,110
Management and Administrative—Signal Shares	373
Management and Administrative—Institutional Shares	1,021
Marketing and Distribution—Investor Shares	371
Marketing and Distribution—Admiral Shares	475
Marketing and Distribution—Signal Shares	186
Marketing and Distribution—Institutional Shares	624
Custodian Fees	181
Shareholders’ Reports—Investor Shares	44
Shareholders’ Reports—Admiral Shares	14
Shareholders’ Reports—Signal Shares	15
Shareholders’ Reports—Institutional Shares	20
Trustees’ Fees and Expenses	7
Total Expenses	9,238
Net Investment Income	161,950
Realized Net Gain (Loss)
Investment Securities Sold	55,581
Futures Contracts	1,407
Realized Net Gain (Loss)	56,988
Change in Unrealized Appreciation (Depreciation)
Investment Securities	597,293
Futures Contracts	1,498
Change in Unrealized Appreciation (Depreciation)	598,791
Net Increase (Decrease) in Net Assets Resulting from Operations	817,729

1 Dividends are net of foreign withholding taxes of $22,000.
2 Interest income from an affiliated company of the fund was $230,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Balanced Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	161,950	258,264
Realized Net Gain (Loss)	56,988	79,149
Change in Unrealized Appreciation (Depreciation)	598,791	100,785
Net Increase (Decrease) in Net Assets Resulting from Operations	817,729	438,198
Distributions
Net Investment Income
Investor Shares	(34,147)	(46,654)
Admiral Shares	(61,490)	(96,064)
Signal Shares	(12,195)	(21,937)
Institutional Shares	(50,237)	(92,568)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(158,069)	(257,223)
Capital Share Transactions
Investor Shares	1,572,198	(422,906)
Admiral Shares	1,722,745	343,179
Signal Shares	(15,057)	466,507
Institutional Shares	779,642	716,971
Net Increase (Decrease) from Capital Share Transactions	4,059,528	1,103,751
Total Increase (Decrease)	4,719,188	1,284,726
Net Assets
Beginning of Period	11,503,358	10,218,632
End of Period[1]	16,222,546	11,503,358
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($12,770,000) and ($16,651,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.78	$21.38	$19.35	$16.59	$22.01	$21.36
Investment Operations
Net Investment Income	.230	.482	.477	.507	.615	.660
Net Realized and Unrealized Gain (Loss)
on Investments	1.186	.395	2.032	2.767	(5.432)	.650
Total from Investment Operations	1.416	.877	2.509	3.274	(4.817)	1.310
Distributions
Dividends from Net Investment Income	(.216)	(.477)	(.479)	(.514)	(.603)	(.660)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.216)	(.477)	(.479)	(.514)	(.603)	(.660)
Net Asset Value, End of Period	$22.98	$21.78	$21.38	$19.35	$16.59	$22.01

Total Return[1]	6.50%	4.14%	13.13%	20.05%	-22.21%	6.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,611	$1,921	$2,306	$3,431	$2,731	$3,717
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.26%	0.25%	0.20%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.06%	2.22%	2.38%	2.91%	3.11%	2.99%
Portfolio Turnover Rate	39%[2]	67%[2]	49%[2]	55%	50%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 26%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.78	$21.38	$19.35	$16.60	$22.02	$21.36
Investment Operations
Net Investment Income	.244	.514	.506	.527	.633	.690
Net Realized and Unrealized Gain (Loss)
on Investments	1.196	.395	2.032	2.757	(5.432)	.650
Total from Investment Operations	1.440	.909	2.538	3.284	(4.799)	1.340
Distributions
Dividends from Net Investment Income	(.230)	(.509)	(.508)	(.534)	(.621)	(.680)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.230)	(.509)	(.508)	(.534)	(.621)	(.680)
Net Asset Value, End of Period	$22.99	$21.78	$21.38	$19.35	$16.60	$22.02

Total Return[1]	6.62%	4.29%	13.29%	20.11%	-22.12%	6.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,223	$4,254	$3,840	$1,850	$1,536	$2,040
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.20%	2.36%	2.52%	3.02%	3.20%	3.08%
Portfolio Turnover Rate	39%[2]	67%[2]	49%[2]	55%	50%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 26%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.55	$21.15	$19.15	$16.42	$21.78	$21.13
Investment Operations
Net Investment Income	.241	.510	.502	.521	.626	.671
Net Realized and Unrealized Gain (Loss)
on Investments	1.177	.394	2.002	2.737	(5.371)	.651
Total from Investment Operations	1.418	.904	2.504	3.258	(4.745)	1.322
Distributions
Dividends from Net Investment Income	(.228)	(.504)	(.504)	(.528)	(.615)	(.672)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.228)	(.504)	(.504)	(.528)	(.615)	(.672)
Net Asset Value, End of Period	$22.74	$21.55	$21.15	$19.15	$16.42	$21.78

Total Return	6.58%	4.31%	13.25%	20.17%	-22.12%	6.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,148	$1,104	$627	$869	$860	$1,175
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.12%	0.14%	0.11%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.20%	2.36%	2.52%	3.02%	3.20%	3.08%
Portfolio Turnover Rate	39%[1]	67%[1]	49%[1]	55%	50%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes 26%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.78	$21.38	$19.35	$16.60	$22.02	$21.36
Investment Operations
Net Investment Income	.245	.519	.515	.536	.640	.697
Net Realized and Unrealized Gain (Loss)
on Investments	1.197	.394	2.032	2.758	(5.432)	.650
Total from Investment Operations	1.442	.913	2.547	3.294	(4.792)	1.347
Distributions
Dividends from Net Investment Income	(.232)	(.513)	(.517)	(.544)	(.628)	(.687)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.232)	(.513)	(.517)	(.544)	(.628)	(.687)
Net Asset Value, End of Period	$22.99	$21.78	$21.38	$19.35	$16.60	$22.02

Total Return	6.62%	4.31%	13.34%	20.18%	-22.10%	6.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,241	$4,224	$3,446	$2,869	$2,299	$2,901
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.22%	2.38%	2.56%	3.08%	3.24%	3.11%
Portfolio Turnover Rate	39%[1]	67%[1]	49%[1]	55%	50%	26%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes 26%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and

22

Balanced Index Fund

interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $2,401,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.96% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

23

Balanced Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,760,691	115	27
U.S. Government and Agency Obligations	—	4,457,139	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	163,915	—
Corporate Bonds	—	1,367,778	—
Sovereign Bonds	—	306,337	—
Taxable Municipal Bonds	—	63,538	—
Temporary Cash Investments	387,789	3,199	—
Futures Contracts—Assets[1]	1,474	—	—
Total	10,149,954	6,362,021	27
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	September 2012	144	48,830	1,571
E-mini Russell 2000 Index	September 2012	55	4,375	276
E-mini S&P MidCap Index	September 2012	45	4,228	132

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

24

Balanced Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $223,219,000 to offset future net capital gains through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $13,294,477,000. Net unrealized appreciation of investment securities for tax purposes was $3,216,051,000, consisting of unrealized gains of $3,824,266,000 on securities that had risen in value since their purchase and $608,215,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $2,984,103,000 of investment securities, including $1,754,540,000 acquired in connection with the acquisition of Vanguard Asset Allocation Fund, and sold $632,922,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,810,749,000, including $883,352,000 acquired in connection with the acquisition of Vanguard Asset Allocation Fund, and $2,585,637,000, respectively.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	377,135	16,507	628,702	28,991
Issued in Connection with Acquisition of
Asset Allocation Fund	1,649,948	72,222	—	—
Issued in Lieu of Cash Distributions	33,081	1,440	45,709	2,112
Redeemed	(487,966)	(21,273)	(1,097,317)	(50,783)
Net Increase (Decrease)—Investor Shares	1,572,198	68,896	(422,906)	(19,680)
Admiral Shares
Issued	522,251	22,805	794,035	36,472
Issued in Connection with Acquisition of
Asset Allocation Fund	1,493,668	65,400	—	—
Issued in Lieu of Cash Distributions	56,901	2,478	89,249	4,125
Redeemed	(350,075)	(15,302)	(540,105)	(24,891)
Net Increase (Decrease)—Admiral Shares	1,722,745	75,381	343,179	15,706
Signal Shares
Issued	400,399	17,684	726,658	33,602
Issued in Lieu of Cash Distributions	11,804	519	21,101	987
Redeemed	(427,260)	(18,942)	(281,252)	(12,983)
Net Increase (Decrease)—Signal Shares	(15,057)	(739)	466,507	21,606
Institutional Shares
Issued	1,137,247	49,821	1,184,061	54,272
Issued in Lieu of Cash Distributions	49,805	2,170	91,801	4,247
Redeemed	(407,410)	(17,939)	(558,891)	(25,788)
Net Increase (Decrease)—Institutional Shares	779,642	34,052	716,971	32,731

25

Balanced Index Fund

H. On February 10, 2012, the fund acquired all the net assets of Vanguard Asset Allocation Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The purpose of the transaction was to combine two funds with comparable investments objectives. The acquisition was accomplished by a tax-free exchange of 137,622,000 of the Balanced Index Fund’s capital shares for the 92,417,000 shares of Asset Allocation Fund outstanding on February 10, 2012. Each class of shares of Asset Allocation Fund was exchanged for the like class of shares of Balanced Index. Asset Allocation Fund’s net assets of $3,143,616,000, including $447,033,000 of unrealized appreciation, were combined with Balanced Index Fund’s net assets of $12,363,985,000, resulting in combined net assets of $15,507,601,000 on February 10, 2012.

Assuming that the acquisition had been completed on January 1, 2012, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the six months ended June 30, 2012, would be:

($000)
Net Investment Income	192,157
Realized Net Gain (Loss)	86,946
Change in Unrealized Appreciation (Depreciation)	729,944
Net Increase (Decrease) in Net Assets Resulting from Operations	1,009,047

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Asset Allocation Fund that have been included in the fund’s statement of operations since February 10, 2012.

I. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Special 2012 tax information (unaudited) for Vanguard Asset Allocation Fund

This information for the fiscal year ended September 30, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $42,143,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 69.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

27

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,065.04	$1.23
Admiral Shares	1,000.00	1,066.15	0.51
Signal Shares	1,000.00	1,065.84	0.51
Institutional Shares	1,000.00	1,066.24	0.41
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.67	$1.21
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

28

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment and Fixed Income Groups—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. Both the Equity Investment Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

29

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. In general, the longer the average maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

30

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

31

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior Management Team
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q022 082012

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (60.2%)[1]
Consumer Discretionary (7.2%)
	McDonald's Corp.	665,638	58,929
*	Amazon.com Inc.	237,912	54,327
	Walt Disney Co.	1,112,765	53,969
	Home Depot Inc.	1,007,502	53,388
	Comcast Corp. Class A	1,533,890	49,038
	News Corp. Class A	1,351,258	30,120
	Starbucks Corp.	492,348	26,252
	Time Warner Inc.	633,739	24,399
	Target Corp.	415,587	24,183
	Lowe's Cos. Inc.	811,561	23,081
	Ford Motor Co.	2,316,580	22,216
*	priceline.com Inc.	32,562	21,638
*	DIRECTV Class A	442,036	21,580
	NIKE Inc. Class B	241,385	21,189
	TJX Cos. Inc.	493,128	21,170
	Yum! Brands Inc.	301,111	19,398
	Time Warner Cable Inc.	205,529	16,874
	Viacom Inc. Class B	319,792	15,037
	CBS Corp. Class B	396,050	12,983
	Johnson Controls Inc.	445,081	12,333
	Las Vegas Sands Corp.	264,178	11,489
	Coach Inc.	188,409	11,018
*	General Motors Co.	512,379	10,104
	Carnival Corp.	292,126	10,011
*	Bed Bath & Beyond Inc.	158,006	9,765
	Ross Stores Inc.	149,600	9,346
	Macy's Inc.	270,694	9,298
	Omnicom Group Inc.	178,516	8,676
*	AutoZone Inc.	22,930	8,419
*	Dollar Tree Inc.	155,684	8,376
*	Chipotle Mexican Grill Inc. Class A	20,439	7,766
	VF Corp.	57,970	7,736
*	Dollar General Corp.	141,464	7,694
	McGraw-Hill Cos. Inc.	163,803	7,371
	Mattel Inc.	221,990	7,201
	Kohl's Corp.	157,644	7,171
	Comcast Corp.	228,274	7,168
	Limited Brands Inc.	164,902	7,013
*	O'Reilly Automotive Inc.	83,478	6,993
	Harley-Davidson Inc.	151,002	6,905
	Marriott International Inc. Class A	175,022	6,861
	Starwood Hotels & Resorts Worldwide Inc.	128,462	6,814
*	Liberty Interactive Corp. Class A	357,574	6,361
	Genuine Parts Co.	102,168	6,156
*	Liberty Media Corp. - Liberty Capital Class A	69,898	6,145
	Staples Inc.	454,772	5,935
	Gap Inc.	208,098	5,694
	Ralph Lauren Corp. Class A	40,300	5,644
	Wynn Resorts Ltd.	52,612	5,457
	Nordstrom Inc.	108,661	5,399
	Wyndham Worldwide Corp.	95,667	5,045
*	Discovery Communications Inc. Class A	93,194	5,032
	PetSmart Inc.	73,070	4,982
*	BorgWarner Inc.	71,337	4,679
*	Sirius XM Radio Inc.	2,464,354	4,559
*	Liberty Global Inc. Class A	90,435	4,488
	Tiffany & Co.	83,009	4,395
	Family Dollar Stores Inc.	65,509	4,355
	Darden Restaurants Inc.	84,049	4,255
	Virgin Media Inc.	173,368	4,228
	Best Buy Co. Inc.	194,791	4,083

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Lululemon Athletica Inc.	65,801	3,924
	DISH Network Corp. Class A	136,628	3,901
	Tractor Supply Co.	46,958	3,900
*	CarMax Inc.	148,217	3,845
*	Liberty Global Inc.	78,766	3,761
	Ulta Salon Cosmetics & Fragrance Inc.	39,268	3,667
*	Discovery Communications Inc.	71,785	3,596
	PVH Corp.	45,151	3,512
	DR Horton Inc.	186,819	3,434
	Scripps Networks Interactive Inc. Class A	60,389	3,434
	Newell Rubbermaid Inc.	188,847	3,426
	Advance Auto Parts Inc.	47,782	3,260
	Autoliv Inc.	58,574	3,202
	Interpublic Group of Cos. Inc.	292,159	3,170
	Whirlpool Corp.	50,193	3,070
	H&R Block Inc.	192,018	3,068
	International Game Technology	194,737	3,067
*	LKQ Corp.	91,696	3,063
	Expedia Inc.	63,461	3,051
	Polaris Industries Inc.	42,635	3,048
	Foot Locker Inc.	99,584	3,045
	Dick's Sporting Goods Inc.	63,431	3,045
*	TripAdvisor Inc.	67,761	3,028
	Garmin Ltd.	76,519	2,930
*	Toll Brothers Inc.	98,077	2,916
*	Sally Beauty Holdings Inc.	106,132	2,732
*	Apollo Group Inc. Class A	75,130	2,719
*	NVR Inc.	3,167	2,692
*	MGM Resorts International	240,969	2,689
*	Mohawk Industries Inc.	38,280	2,673
*	Fossil Inc.	34,370	2,631
*	Panera Bread Co. Class A	18,686	2,606
	Lennar Corp. Class A	84,073	2,599
	Hasbro Inc.	76,282	2,584
*	TRW Automotive Holdings Corp.	68,795	2,529
	Signet Jewelers Ltd.	56,945	2,506
	Lear Corp.	65,932	2,488
	JC Penney Co. Inc.	106,203	2,476
*	PulteGroup Inc.	226,723	2,426
	Royal Caribbean Cruises Ltd.	92,769	2,415
*	Under Armour Inc. Class A	25,423	2,402
*	Netflix Inc.	34,666	2,374
	Gannett Co. Inc.	156,178	2,301
	American Eagle Outfitters Inc.	114,957	2,268
	Williams-Sonoma Inc.	61,065	2,135
*	Urban Outfitters Inc.	75,565	2,085
	Jarden Corp.	49,320	2,072
	Tupperware Brands Corp.	36,841	2,017
	Gentex Corp.	94,581	1,974
	Leggett & Platt Inc.	91,666	1,937
	Abercrombie & Fitch Co.	56,025	1,913
*	Penn National Gaming Inc.	42,746	1,906
*	Goodyear Tire & Rubber Co.	160,102	1,891
*	Charter Communications Inc. Class A	26,587	1,884
	Harman International Industries Inc.	46,222	1,830
	Service Corp. International	146,711	1,815
	GNC Holdings Inc. Class A	45,676	1,791
*	Hanesbrands Inc.	64,522	1,789
	Dunkin' Brands Group Inc.	51,479	1,768
*	Big Lots Inc.	42,954	1,752
	Cablevision Systems Corp. Class A	130,596	1,736
*	Carter's Inc.	32,921	1,732
	Brinker International Inc.	52,030	1,658
	GameStop Corp. Class A	89,804	1,649

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Delphi Automotive plc	64,600	1,647
	Chico's FAS Inc.	110,868	1,645
*	Ascena Retail Group Inc.	85,730	1,596
	John Wiley & Sons Inc. Class A	31,742	1,555
	Cinemark Holdings Inc.	67,807	1,549
	Six Flags Entertainment Corp.	28,522	1,545
	Sotheby's	44,275	1,477
*	Sears Holdings Corp.	24,683	1,474
*	Madison Square Garden Co. Class A	38,758	1,451
*	Coinstar Inc.	20,388	1,400
	Guess? Inc.	45,749	1,389
*	Bally Technologies Inc.	28,950	1,351
	Aaron's Inc.	47,633	1,348
	Rent-A-Center Inc.	38,853	1,311
	Brunswick Corp.	58,589	1,302
	Pool Corp.	31,607	1,279
	Dillard's Inc. Class A	20,013	1,274
	Dana Holding Corp.	97,370	1,247
*	Life Time Fitness Inc.	26,620	1,238
	Wolverine World Wide Inc.	31,816	1,234
*	AMC Networks Inc. Class A	34,664	1,232
	DeVry Inc.	39,635	1,227
	Vail Resorts Inc.	23,851	1,194
*	Lamar Advertising Co. Class A	41,607	1,190
*	Visteon Corp.	31,659	1,187
	Washington Post Co. Class B	3,149	1,177
*	Warnaco Group Inc.	26,880	1,145
*	Deckers Outdoor Corp.	25,352	1,116
*	Cabela's Inc.	29,388	1,111
	Domino's Pizza Inc.	35,890	1,109
*	Cheesecake Factory Inc.	34,688	1,109
*	Hyatt Hotels Corp. Class A	29,786	1,107
	DSW Inc. Class A	20,066	1,092
	HSN Inc.	27,013	1,090
*	AutoNation Inc.	30,494	1,076
*,^	Tesla Motors Inc.	34,366	1,075
	Pier 1 Imports Inc.	64,802	1,065
*	Tenneco Inc.	39,631	1,063
*	Buffalo Wild Wings Inc.	12,021	1,042
*	Hibbett Sports Inc.	17,437	1,006
*	Tempur-Pedic International Inc.	42,763	1,000
	Morningstar Inc.	16,645	963
*	Aeropostale Inc.	53,934	962
*	Genesco Inc.	15,923	958
*	Crocs Inc.	59,109	955
*	Vitamin Shoppe Inc.	17,300	950
	Wendy's Co.	199,987	944
	Weight Watchers International Inc.	18,296	943
	Cracker Barrel Old Country Store Inc.	14,853	933
*	Gaylord Entertainment Co.	23,792	917
*	Express Inc.	50,247	913
*	Live Nation Entertainment Inc.	98,659	906
	Men's Wearhouse Inc.	31,949	899
	MDC Holdings Inc.	27,085	885
*	ANN Inc.	34,618	882
*	DreamWorks Animation SKG Inc. Class A	45,708	871
*	Collective Brands Inc.	40,036	858
	Strayer Education Inc.	7,743	844
	Thor Industries Inc.	30,792	844
*	Iconix Brand Group Inc.	47,909	837
*	Steven Madden Ltd.	26,083	828
*	Children's Place Retail Stores Inc.	16,397	817
*	Jack in the Box Inc.	28,540	796
	Texas Roadhouse Inc. Class A	43,024	793

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Saks Inc.	74,338	792
*	Jos A Bank Clothiers Inc.	18,564	788
*	ITT Educational Services Inc.	12,941	786
	Choice Hotels International Inc.	19,513	779
	Bob Evans Farms Inc.	19,345	778
	Regal Entertainment Group Class A	55,876	769
	Hillenbrand Inc.	41,670	766
	Meredith Corp.	23,648	755
	Ryland Group Inc.	29,451	753
^	Buckle Inc.	18,783	743
*	Select Comfort Corp.	35,476	742
*	Francesca's Holdings Corp.	27,200	735
*	WMS Industries Inc.	36,242	723
*	Fifth & Pacific Cos. Inc.	66,877	718
	News Corp. Class B	31,585	711
	Finish Line Inc. Class A	33,991	711
*	Lions Gate Entertainment Corp.	46,865	691
	Regis Corp.	38,039	683
	Cooper Tire & Rubber Co.	38,668	678
*	Papa John's International Inc.	14,152	673
	Group 1 Automotive Inc.	14,636	668
	Monro Muffler Brake Inc.	19,360	644
*	Valassis Communications Inc.	29,513	642
	Matthews International Corp. Class A	19,545	635
	National CineMedia Inc.	41,801	634
	Arbitron Inc.	18,072	633
*	BJ's Restaurants Inc.	16,575	630
	Penske Automotive Group Inc.	29,541	627
*	Orient-Express Hotels Ltd. Class A	72,703	609
*	New York Times Co. Class A	74,106	578
*	Shutterfly Inc.	18,613	571
	Sturm Ruger & Co. Inc.	13,987	562
	Jones Group Inc.	58,211	556
*	Helen of Troy Ltd.	16,353	554
*	Skechers U.S.A. Inc. Class A	27,037	551
*	Shuffle Master Inc.	39,861	550
*	Meritage Homes Corp.	15,756	535
	Interval Leisure Group Inc.	27,698	527
	CEC Entertainment Inc.	13,816	502
*	Knology Inc.	25,465	501
*	Standard Pacific Corp.	80,666	499
*	Zumiez Inc.	12,329	488
*	Grand Canyon Education Inc.	23,110	484
*	Marriott Vacations Worldwide Corp.	15,211	471
	Cato Corp. Class A	15,285	466
	Lennar Corp. Class B	19,234	462
	International Speedway Corp. Class A	17,499	458
*	DineEquity Inc.	10,071	450
*	La-Z-Boy Inc.	36,391	447
*	Sonic Corp.	44,150	442
	Scholastic Corp.	15,566	438
	Stewart Enterprises Inc. Class A	59,415	424
	KB Home	42,628	418
*	Lumber Liquidators Holdings Inc.	12,325	416
*	Peet's Coffee & Tea Inc.	6,935	416
	Stage Stores Inc.	22,528	413
	True Religion Apparel Inc.	13,793	400
	Churchill Downs Inc.	6,756	397
*	Scientific Games Corp. Class A	46,424	397
	Ethan Allen Interiors Inc.	19,828	395
*	K12 Inc.	16,759	390
*	Office Depot Inc.	180,259	389
	Fred's Inc. Class A	25,247	386
*	American Axle & Manufacturing Holdings Inc.	35,720	375

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	HomeAway Inc.	17,208	374
	Columbia Sportswear Co.	6,876	369
*	Pinnacle Entertainment Inc.	38,258	368
*	Dorman Products Inc.	14,612	367
	Belo Corp. Class A	55,552	358
*	American Public Education Inc.	11,102	355
	American Greetings Corp. Class A	24,246	354
	Oxford Industries Inc.	7,925	354
*	Asbury Automotive Group Inc.	14,789	350
*	Ascent Capital Group Inc. Class A	6,741	349
*	Biglari Holdings Inc.	884	342
	Hot Topic Inc.	35,083	340
	Superior Industries International Inc.	20,696	339
*	Drew Industries Inc.	12,122	338
*	Barnes & Noble Inc.	20,147	332
*	Steiner Leisure Ltd.	7,084	329
*	LeapFrog Enterprises Inc.	31,292	321
*	Pandora Media Inc.	29,200	317
	Brown Shoe Co. Inc.	24,445	316
	Ameristar Casinos Inc.	17,759	316
*	Arctic Cat Inc.	8,517	311
	Sonic Automotive Inc. Class A	22,533	308
	Pep Boys-Manny Moe & Jack	31,098	308
*	Capella Education Co.	8,854	308
	Lithia Motors Inc. Class A	13,304	307
*	Career Education Corp.	45,017	301
	Sinclair Broadcast Group Inc. Class A	33,079	300
	Movado Group Inc.	11,879	297
*	Smith & Wesson Holding Corp.	34,793	289
*	Conn's Inc.	19,213	284
*	Ruby Tuesday Inc.	41,070	280
*	iRobot Corp.	12,522	277
	JAKKS Pacific Inc.	17,243	276
*	Krispy Kreme Doughnuts Inc.	41,334	264
*	M/I Homes Inc.	15,193	263
*	Blue Nile Inc.	8,836	263
*	AFC Enterprises Inc.	11,337	262
*	Maidenform Brands Inc.	13,116	261
*	Federal-Mogul Corp.	23,743	261
*	Red Robin Gourmet Burgers Inc.	8,221	251
*	OfficeMax Inc.	49,074	248
	Standard Motor Products Inc.	17,453	246
	RadioShack Corp.	63,619	244
*	Wet Seal Inc. Class A	77,208	244
	Blyth Inc.	6,908	239
*	America's Car-Mart Inc.	6,119	238
	Nutrisystem Inc.	20,447	236
	Callaway Golf Co.	39,574	234
*	Bridgepoint Education Inc.	10,281	224
	Destination Maternity Corp.	10,343	223
*	Boyd Gaming Corp.	30,530	220
*	Cumulus Media Inc. Class A	71,291	215
*	Amerigon Inc.	18,646	214
	Marcus Corp.	15,559	214
*	Quiksilver Inc.	91,071	212
	Core-Mark Holding Co. Inc.	4,406	212
*	Vera Bradley Inc.	9,876	208
	Harte-Hanks Inc.	22,321	204
*	Cavco Industries Inc.	3,962	203
*	Denny's Corp.	45,438	202
	Universal Technical Institute Inc.	14,744	199
*	G-III Apparel Group Ltd.	8,191	194
*	rue21 inc	7,544	190
*	Rentrak Corp.	9,150	189

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Digital Generation Inc.	15,261	189
*	West Marine Inc.	15,389	181
*	Hovnanian Enterprises Inc. Class A	61,785	179
*	Libbey Inc.	11,586	178
*	Exide Technologies	52,997	178
*	Modine Manufacturing Co.	24,743	171
*	Bravo Brio Restaurant Group Inc.	9,503	169
*	Stein Mart Inc.	21,111	168
*	Citi Trends Inc.	10,813	167
*	Perry Ellis International Inc.	8,020	166
*	Winnebago Industries Inc.	16,278	166
	Shoe Carnival Inc.	7,712	166
	PetMed Express Inc.	12,901	157
*	Multimedia Games Holding Co. Inc.	11,166	156
*	Zagg Inc.	14,113	154
*	Fiesta Restaurant Group Inc.	11,626	154
*	Beazer Homes USA Inc.	46,896	152
*	hhgregg Inc.	13,377	151
*	Fuel Systems Solutions Inc.	8,871	148
*	Steinway Musical Instruments Inc.	6,002	147
*	EW Scripps Co. Class A	15,158	146
*	Universal Electronics Inc.	10,955	144
*	Saga Communications Inc. Class A	3,886	144
*	Systemax Inc.	11,829	140
	Speedway Motorsports Inc.	8,106	137
*	Kirkland's Inc.	12,132	136
*	Unifi Inc.	11,691	132
*	Corinthian Colleges Inc.	45,219	131
	Weyco Group Inc.	5,570	129
*	McClatchy Co. Class A	57,809	127
*	Caribou Coffee Co. Inc.	9,790	126
	Benihana Inc. Class A	7,509	121
*	Kenneth Cole Productions Inc. Class A	8,035	121
*	Journal Communications Inc. Class A	23,342	120
	Haverty Furniture Cos. Inc.	10,595	118
	World Wrestling Entertainment Inc. Class A	14,953	117
	Cherokee Inc.	8,203	114
*	Entercom Communications Corp. Class A	18,832	113
	Carriage Services Inc. Class A	13,362	111
*	Stoneridge Inc.	16,264	111
	Collectors Universe	7,436	109
	Big 5 Sporting Goods Corp.	14,278	108
*	Geeknet Inc.	5,413	107
	Clear Channel Outdoor Holdings Inc. Class A	17,098	103
*	Fisher Communications Inc.	3,430	103
*	Casual Male Retail Group Inc.	27,724	101
	Mac-Gray Corp.	7,085	100
*	Pacific Sunwear of California Inc.	53,748	98
	Spartan Motors Inc.	18,288	96
*	Johnson Outdoors Inc. Class A	4,525	93
*	Isle of Capri Casinos Inc.	15,073	93
*	1-800-Flowers.com Inc. Class A	25,383	89
*	Daily Journal Corp.	1,028	88
	Bassett Furniture Industries Inc.	8,483	87
*	Overstock.com Inc.	12,588	87
*	Talbots Inc.	33,236	84
*	Orbitz Worldwide Inc.	22,726	83
*	VOXX International Corp. Class A	8,832	82
*	MarineMax Inc.	8,361	80
	Hooker Furniture Corp.	6,619	78
	bebe stores inc	13,194	77
	Lifetime Brands Inc.	6,025	75
*	Luby's Inc.	11,142	75
*	Tuesday Morning Corp.	17,194	74

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Lincoln Educational Services Corp.	11,331	74
*	Town Sports International Holdings Inc.	5,465	73
*	Gordmans Stores Inc.	4,329	71
*	MTR Gaming Group Inc.	15,037	71
*	Famous Dave's Of America Inc.	6,450	71
*	Fiesta Restaurant Group Inc.	11,626	69
*	Bluegreen Corp.	13,766	68
*	Nexstar Broadcasting Group Inc. Class A	9,980	67
*	Premier Exhibitions Inc.	24,380	66
	Ambassadors Group Inc.	12,025	65
*	Reading International Inc. Class A	11,662	63
	CSS Industries Inc.	3,040	62
*	K-Swiss Inc. Class A	19,429	60
	Shiloh Industries Inc.	5,144	59
*	Mattress Firm Holding Corp.	1,900	58
*	Vitacost.com Inc.	9,690	57
*	Gaiam Inc. Class A	14,492	57
*	Ruth's Hospitality Group Inc.	8,550	56
*	School Specialty Inc.	16,918	55
*	Morgans Hotel Group Co.	11,572	54
*	Monarch Casino & Resort Inc.	5,883	54
*	Zale Corp.	19,148	52
	Flexsteel Industries Inc.	2,531	50
*	Carmike Cinemas Inc.	3,341	49
	Marine Products Corp.	7,638	46
*	Lee Enterprises Inc.	28,123	46
	Culp Inc.	4,439	46
*	Furniture Brands International Inc.	36,291	45
*	Nautilus Inc.	13,242	44
*	New York & Co. Inc.	12,466	43
*	Stanley Furniture Co. Inc.	10,564	42
*	Valuevision Media Inc. Class A	19,694	41
*	Rocky Brands Inc.	3,080	41
*	dELiA*s Inc.	25,321	39
	AH Belo Corp. Class A	9,735	39
*	Black Diamond Inc.	4,014	38
*	TravelCenters of America LLC	7,329	37
*	Skullcandy Inc.	2,600	37
	Strattec Security Corp.	1,725	36
*	Body Central Corp.	3,839	35
	Superior Uniform Group Inc.	2,796	34
*	Media General Inc. Class A	7,422	34
	Christopher & Banks Corp.	28,609	34
*	LIN TV Corp. Class A	11,065	33
*	Harris Interactive Inc.	29,374	33
*	Delta Apparel Inc.	2,400	33
*	Sealy Corp.	16,779	31
*	Learning Tree International Inc.	6,906	30
*	American Apparel Inc.	34,772	30
	Entravision Communications Corp. Class A	24,110	29
*	Cosi Inc.	40,254	29
*	Gray Television Inc.	19,179	28
*	Books-A-Million Inc.	8,698	28
*	Teavana Holdings Inc.	2,011	27
	Martha Stewart Living Omnimedia Class A	7,853	27
*	Coldwater Creek Inc.	46,814	26
	Outdoor Channel Holdings Inc.	3,494	26
*	Build-A-Bear Workshop Inc.	5,246	25
*	Navarre Corp.	15,747	25
	Frisch's Restaurants Inc.	877	25
*	Jamba Inc.	12,383	24
*	Lakes Entertainment Inc.	8,285	24
*	Century Casinos Inc.	8,747	24
*	Cambium Learning Group Inc.	24,731	23

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	National American University Holdings Inc.	5,355	23
	Bon-Ton Stores Inc.	2,944	23
	Koss Corp.	4,241	23
*	Trans World Entertainment Corp.	7,150	22
	Salem Communications Corp. Class A	3,960	22
*	Heelys Inc.	11,278	22
*	Kid Brands Inc.	10,612	21
*	Orchard Supply Hardware Stores Corp. Class A	1,263	21
*	Emerson Radio Corp.	10,262	21
	Skyline Corp.	4,088	21
	Dover Downs Gaming & Entertainment Inc.	6,783	20
*	Cache Inc.	4,206	20
*	ReachLocal Inc.	1,656	18
*	Perfumania Holdings Inc.	2,123	18
*	Red Lion Hotels Corp.	2,033	18
*	Radio One Inc.	18,020	17
*	Radio One Inc. Class A	15,550	14
*	SuperMedia Inc.	5,531	14
*	US Auto Parts Network Inc.	3,160	13
*	Rick's Cabaret International Inc.	1,511	13
*	Motorcar Parts of America Inc.	2,786	13
*	UQM Technologies Inc.	14,188	12
	Escalade Inc.	2,187	12
*	LodgeNet Interactive Corp.	8,712	11
*	Tower International Inc.	935	10
	Winmark Corp.	163	10
*	Hollywood Media Corp.	7,234	9
*	Dover Motorsports Inc.	6,600	9
*	Empire Resorts Inc.	4,551	8
	Duckwall-ALCO Stores Inc.	785	7
*	Dial Global Inc.	1,896	6
*	Dex One Corp.	6,700	6
	Einstein Noah Restaurant Group Inc.	348	6
*	Joe's Jeans Inc.	4,000	4
*	Dixie Group Inc.	1,011	4
*	Quantum Fuel Systems Technologies Worldwide Inc.	3,834	3
*	Sport Chalet Inc. Class A	1,442	2
	Canterbury Park Holding Corp.	100	1
*	SPAR Group Inc.	300	—
*	Entertainment Gaming Asia Inc.	75	—
			1,169,176
Consumer Staples (6.0%)
	Procter & Gamble Co.	1,800,073	110,254
	Coca-Cola Co.	1,331,123	104,080
	Philip Morris International Inc.	1,125,280	98,192
	Wal-Mart Stores Inc.	1,231,010	85,826
	PepsiCo Inc.	1,026,467	72,530
	Altria Group Inc.	1,336,901	46,190
	Kraft Foods Inc.	1,097,858	42,399
	CVS Caremark Corp.	851,192	39,776
	Colgate-Palmolive Co.	313,562	32,642
	Costco Wholesale Corp.	284,286	27,007
	Kimberly-Clark Corp.	257,403	21,563
	Walgreen Co.	570,976	16,889
	General Mills Inc.	421,775	16,255
	Archer-Daniels-Midland Co.	432,515	12,768
	Sysco Corp.	382,373	11,399
	Lorillard Inc.	86,320	11,390
	HJ Heinz Co.	209,359	11,385
	Whole Foods Market Inc.	113,362	10,806
	Mead Johnson Nutrition Co.	133,108	10,717
	Reynolds American Inc.	225,922	10,137
	Estee Lauder Cos. Inc. Class A	154,286	8,350
	Kroger Co.	357,088	8,281

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Kellogg Co.	163,633	8,072
	Hershey Co.	102,572	7,388
	ConAgra Foods Inc.	270,145	7,005
*	Monster Beverage Corp.	97,050	6,910
	Dr Pepper Snapple Group Inc.	139,009	6,082
	Bunge Ltd.	95,577	5,996
	Clorox Co.	80,594	5,840
	Beam Inc.	92,182	5,760
	JM Smucker Co.	74,364	5,616
	Coca-Cola Enterprises Inc.	198,378	5,562
	Church & Dwight Co. Inc.	93,437	5,183
	Brown-Forman Corp. Class B	53,348	5,167
	McCormick & Co. Inc.	78,877	4,784
	Avon Products Inc.	281,637	4,565
	Campbell Soup Co.	125,220	4,180
	Molson Coors Brewing Co. Class B	97,375	4,052
	Herbalife Ltd.	76,417	3,693
	Tyson Foods Inc. Class A	195,603	3,683
*	Energizer Holdings Inc.	43,218	3,252
	Safeway Inc.	175,519	3,186
*	Constellation Brands Inc. Class A	115,118	3,115
	Hormel Foods Corp.	95,391	2,902
	Ingredion Inc.	50,101	2,481
*	Ralcorp Holdings Inc.	36,152	2,413
	Hillshire Brands Co.	77,392	2,244
*	Smithfield Foods Inc.	100,867	2,182
*	Dean Foods Co.	120,738	2,056
*	Green Mountain Coffee Roasters Inc.	86,572	1,886
	Flowers Foods Inc.	80,020	1,859
	Nu Skin Enterprises Inc. Class A	37,347	1,752
*	United Natural Foods Inc.	31,871	1,748
	Casey's General Stores Inc.	25,151	1,484
*	TreeHouse Foods Inc.	23,656	1,474
*	Hain Celestial Group Inc.	24,774	1,364
*	Fresh Market Inc.	25,140	1,348
*	Darling International Inc.	76,907	1,268
	Harris Teeter Supermarkets Inc.	30,883	1,266
	Lancaster Colony Corp.	12,652	901
	PriceSmart Inc.	12,848	867
	B&G Foods Inc. Class A	32,359	861
	Snyders-Lance Inc.	31,335	791
^	SUPERVALU Inc.	141,103	731
*	Rite Aid Corp.	514,844	721
	Universal Corp.	15,443	715
*	Boston Beer Co. Inc. Class A	5,769	698
	Fresh Del Monte Produce Inc.	27,562	647
*	Elizabeth Arden Inc.	15,771	612
	Sanderson Farms Inc.	13,156	603
	J&J Snack Foods Corp.	10,156	600
*	Post Holdings Inc.	16,976	522
	Vector Group Ltd.	29,343	499
	Andersons Inc.	11,689	499
*	Prestige Brands Holdings Inc.	27,367	433
	WD-40 Co.	8,317	414
*	Spectrum Brands Holdings Inc.	12,561	409
	Cal-Maine Foods Inc.	9,672	378
*	Smart Balance Inc.	37,697	354
*	Central Garden and Pet Co. Class A	29,763	324
*	Star Scientific Inc.	65,416	298
	Tootsie Roll Industries Inc.	12,400	296
^	Diamond Foods Inc.	14,978	267
	Weis Markets Inc.	5,826	259
*	USANA Health Sciences Inc.	5,649	232
	Spartan Stores Inc.	12,789	232

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Medifast Inc.	11,181	220
*	Pilgrim's Pride Corp.	29,834	213
*	Alliance One International Inc.	60,677	210
*	Revlon Inc. Class A	14,580	207
	Nash Finch Co.	8,652	186
*	Susser Holdings Corp.	4,733	176
*	Pantry Inc.	11,708	172
*	Chefs' Warehouse Inc.	9,109	164
*	Central Garden and Pet Co.	15,138	157
	Calavo Growers Inc.	6,112	156
*	Nutraceutical International Corp.	10,199	156
*	Chiquita Brands International Inc.	30,776	154
*	Dole Food Co. Inc.	17,249	151
	Coca-Cola Bottling Co. Consolidated	2,239	144
	Inter Parfums Inc.	8,244	142
*	National Beverage Corp.	9,274	139
	Ingles Markets Inc. Class A	8,509	136
*	Central European Distribution Corp.	46,377	133
	Village Super Market Inc. Class A	3,510	114
	Female Health Co.	18,607	109
*	John B Sanfilippo & Son Inc.	5,657	101
	Alico Inc.	2,961	90
	DE Master Blenders	7,739	87
*	Omega Protein Corp.	11,680	86
	Lifeway Foods Inc.	8,078	84
	Oil-Dri Corp. of America	3,637	80
	Griffin Land & Nurseries Inc.	2,716	76
	Limoneira Co.	3,951	64
*	Schiff Nutrition International Inc.	3,446	62
*	Seneca Foods Corp. Class A	1,893	51
	MGP Ingredients Inc.	13,280	43
	Nature's Sunshine Products Inc.	2,788	42
	Orchids Paper Products Co.	1,953	35
*	Farmer Bros Co.	3,475	28
*	Craft Brew Alliance Inc.	2,154	18
*	Physicians Formula Holdings Inc.	2,471	9
*	Primo Water Corp.	6,736	7
*	Inventure Foods Inc.	1,121	7
*	Overhill Farms Inc.	1,767	7
*	Mannatech Inc.	665	5
*	Jones Soda Co.	7,330	2
*	Crystal Rock Holdings Inc.	800	1
			966,041
Energy (6.0%)
	Exxon Mobil Corp.	3,080,152	263,569
	Chevron Corp.	1,292,016	136,308
	Schlumberger Ltd.	872,021	56,603
	Occidental Petroleum Corp.	530,072	45,464
	ConocoPhillips	794,518	44,398
	Apache Corp.	251,262	22,083
	Anadarko Petroleum Corp.	325,821	21,569
	National Oilwell Varco Inc.	277,545	17,885
	Halliburton Co.	601,802	17,085
	EOG Resources Inc.	175,988	15,858
	Devon Energy Corp.	250,980	14,554
*	Phillips 66	412,309	13,705
	Spectra Energy Corp.	426,016	12,380
	Marathon Oil Corp.	460,493	11,775
	Baker Hughes Inc.	286,340	11,769
	Williams Cos. Inc.	387,484	11,167
	Marathon Petroleum Corp.	227,288	10,210
	Kinder Morgan Inc.	313,960	10,116
	Noble Energy Inc.	115,787	9,821
	Valero Energy Corp.	362,996	8,766

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Hess Corp.	200,087	8,694
	Chesapeake Energy Corp.	433,429	8,062
*	Southwestern Energy Co.	228,569	7,298
*	Cameron International Corp.	161,265	6,888
	Pioneer Natural Resources Co.	76,539	6,751
	Range Resources Corp.	106,085	6,563
*	Weatherford International Ltd.	496,930	6,276
*	FMC Technologies Inc.	156,698	6,147
	Murphy Oil Corp.	120,363	6,053
*	Concho Resources Inc.	64,477	5,488
	Cabot Oil & Gas Corp.	137,212	5,406
	Noble Corp.	165,445	5,382
	EQT Corp.	97,926	5,252
	HollyFrontier Corp.	129,437	4,586
	CONSOL Energy Inc.	148,525	4,491
	Peabody Energy Corp.	177,994	4,364
*	Kinder Morgan Management LLC	58,954	4,328
*	Denbury Resources Inc.	256,026	3,869
	Core Laboratories NV	31,223	3,619
	QEP Resources Inc.	116,262	3,484
	Oceaneering International Inc.	70,654	3,381
	Sunoco Inc.	70,239	3,336
*	Whiting Petroleum Corp.	77,313	3,179
	Cimarex Energy Co.	56,303	3,103
	Helmerich & Payne Inc.	70,473	3,064
*	Plains Exploration & Production Co.	84,092	2,958
*	Cobalt International Energy Inc.	120,338	2,828
*	Nabors Industries Ltd.	189,692	2,732
	Diamond Offshore Drilling Inc.	45,620	2,698
*	Rowan Cos. plc Class A	80,794	2,612
*	Newfield Exploration Co.	88,810	2,603
*	Ultra Petroleum Corp.	100,573	2,320
*	Tesoro Corp.	92,769	2,316
*	Oil States International Inc.	34,091	2,257
*	Dresser-Rand Group Inc.	49,600	2,209
	Energen Corp.	47,369	2,138
*	WPX Energy Inc.	131,060	2,121
*	Superior Energy Services Inc.	103,844	2,101
	SM Energy Co.	42,060	2,066
*	Continental Resources Inc.	29,584	1,971
	World Fuel Services Corp.	46,714	1,777
*	McDermott International Inc.	154,082	1,716
*	SandRidge Energy Inc.	242,081	1,620
	Tidewater Inc.	33,775	1,566
	Patterson-UTI Energy Inc.	103,066	1,501
*	Dril-Quip Inc.	22,482	1,475
*	Atwood Oceanics Inc.	38,800	1,468
*	Cheniere Energy Inc.	99,107	1,461
*	Kodiak Oil & Gas Corp.	172,260	1,414
	Energy XXI Bermuda Ltd.	44,149	1,381
*	Rosetta Resources Inc.	35,138	1,287
*	Alpha Natural Resources Inc.	144,512	1,259
	Berry Petroleum Co. Class A	30,961	1,228
*	SEACOR Holdings Inc.	13,477	1,205
*	Oasis Petroleum Inc.	49,321	1,193
	Lufkin Industries Inc.	21,717	1,180
*	Helix Energy Solutions Group Inc.	66,581	1,093
^	CARBO Ceramics Inc.	13,816	1,060
*	Unit Corp.	28,640	1,057
	Arch Coal Inc.	139,351	960
	Bristow Group Inc.	23,516	956
*	Gran Tierra Energy Inc.	183,115	899
*	McMoRan Exploration Co.	70,239	890
	Western Refining Inc.	39,209	873

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Hornbeck Offshore Services Inc.	22,146	859
	Targa Resources Corp.	19,461	831
*	SemGroup Corp. Class A	25,240	806
*	Stone Energy Corp.	30,914	783
*	Key Energy Services Inc.	94,621	719
	Enbridge Energy Management LLC	22,040	705
*,^	Clean Energy Fuels Corp.	44,754	694
*	Bill Barrett Corp.	30,786	659
	EXCO Resources Inc.	84,524	642
*	Northern Oil and Gas Inc.	40,126	640
*	Cloud Peak Energy Inc.	37,478	634
*	Gulfport Energy Corp.	29,942	618
*	ION Geophysical Corp.	88,305	582
*	Swift Energy Co.	31,213	581
*	Exterran Holdings Inc.	45,115	575
*	Carrizo Oil & Gas Inc.	24,142	568
*	Gulfmark Offshore Inc.	16,340	556
*	Forest Oil Corp.	73,794	541
	RPC Inc.	45,313	539
*	Magnum Hunter Resources Corp.	125,770	526
*	Contango Oil & Gas Co.	7,923	469
*	C&J Energy Services Inc.	24,100	446
*	Comstock Resources Inc.	26,812	440
*	Energy Partners Ltd.	25,813	436
*	PDC Energy Inc.	17,390	426
	Crosstex Energy Inc.	28,588	400
*	Hercules Offshore Inc.	111,547	395
*	GeoResources Inc.	10,492	384
*	CVR Energy Inc.	14,029	373
*	Parker Drilling Co.	82,335	371
*	Rentech Inc.	175,857	362
*	Newpark Resources Inc.	60,292	356
*	Pioneer Drilling Co.	44,319	353
*	Rex Energy Corp.	31,238	350
*	Approach Resources Inc.	13,650	349
*	Goodrich Petroleum Corp.	23,962	332
*	TETRA Technologies Inc.	45,154	322
	W&T Offshore Inc.	19,920	305
*	Endeavour International Corp.	36,019	303
*,^	Quicksilver Resources Inc.	55,438	300
*,^	Halcon Resources Corp.	31,600	298
*	Vaalco Energy Inc.	31,878	275
	Gulf Island Fabrication Inc.	9,619	271
*	OYO Geospace Corp.	2,932	264
*	Heckmann Corp.	76,947	260
*	Laredo Petroleum Holdings Inc.	12,128	252
*	Venoco Inc.	24,734	248
*,^	Solazyme Inc.	17,640	245
*	FX Energy Inc.	40,981	244
*	Harvest Natural Resources Inc.	28,113	240
*	Triangle Petroleum Corp.	42,341	236
*	Abraxas Petroleum Corp.	72,211	230
*	PHI Inc.	8,164	227
*,^	BPZ Resources Inc.	89,596	227
*	Resolute Energy Corp.	22,824	218
*	Cal Dive International Inc.	71,540	207
	Penn Virginia Corp.	27,470	202
*	Tesco Corp.	16,637	200
	Overseas Shipholding Group Inc.	17,343	193
*	Clayton Williams Energy Inc.	3,911	189
*	Matrix Service Co.	16,360	186
*	Willbros Group Inc.	28,013	181
*,^	Amyris Inc.	38,345	170
*	TransAtlantic Petroleum Ltd.	152,005	164

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Basic Energy Services Inc.	15,135	156
*	Petroquest Energy Inc.	30,553	153
*	Uranium Energy Corp.	58,195	133
*	Saratoga Resources Inc.	22,182	130
*	Natural Gas Services Group Inc.	8,711	129
*,^	Patriot Coal Corp.	102,990	126
*	Lone Pine Resources Inc.	42,524	117
*	Warren Resources Inc.	48,391	116
*	ATP Oil & Gas Corp.	32,802	111
*	Vantage Drilling Co.	72,850	109
*	REX American Resources Corp.	5,161	101
	Panhandle Oil and Gas Inc. Class A	3,293	99
*	Uranerz Energy Corp.	63,601	92
*	Hyperdynamics Corp.	105,880	89
*	Sanchez Energy Corp.	4,000	83
*	Callon Petroleum Co.	18,549	79
	Delek US Holdings Inc.	4,469	79
*	CREDO Petroleum Corp.	5,344	77
*	USEC Inc.	75,859	75
*	ZaZa Energy Corp.	16,443	74
*	Uranium Resources Inc.	118,877	74
*	Dawson Geophysical Co.	3,085	73
*,^	James River Coal Co.	25,858	70
*	Mitcham Industries Inc.	3,689	63
	Bolt Technology Corp.	4,114	62
*	Global Geophysical Services Inc.	9,113	56
*	Syntroleum Corp.	80,510	54
*	Isramco Inc.	447	49
*,^	KiOR Inc.	5,467	49
*	Crimson Exploration Inc.	10,486	48
*	US Energy Corp. Wyoming	20,313	48
*	RigNet Inc.	2,560	45
*	Bonanza Creek Energy Inc.	2,600	43
*	Green Plains Renewable Energy Inc.	6,676	42
*	CAMAC Energy Inc.	66,121	42
*	Miller Energy Resources Inc.	8,243	41
*,^	Gevo Inc.	7,500	37
*	Gastar Exploration Ltd.	19,065	37
	Apco Oil and Gas International Inc.	1,900	34
*	HKN Inc.	14,054	33
*	Double Eagle Petroleum Co.	7,447	33
	Alon USA Energy Inc.	3,737	32
	Adams Resources & Energy Inc.	682	29
*	Union Drilling Inc.	6,305	28
*	ENGlobal Corp.	16,952	25
*	TGC Industries Inc.	2,412	23
*	Houston American Energy Corp.	16,230	18
*	Westmoreland Coal Co.	2,188	18
*	Verenium Corp.	5,463	17
*	Gasco Energy Inc.	91,529	16
*	GMX Resources Inc.	18,398	15
*	Evolution Petroleum Corp.	1,328	11
*	GeoGlobal Resources Inc.	21,100	8
*	Oilsands Quest Inc.	180,269	8
*	PrimeEnergy Corp.	141	4
*	Barnwell Industries Inc.	1,000	3
*	PostRock Energy Corp.	1,842	3
*	Geokinetics Inc.	600	—
			979,974
Financials (9.3%)
	Wells Fargo & Co.	3,273,772	109,475
	JPMorgan Chase & Co.	2,483,164	88,723
	Bank of America Corp.	7,013,688	57,372
	Citigroup Inc.	1,913,966	52,462

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	US Bancorp	1,248,861	40,163
	American Express Co.	686,107	39,938
*	Berkshire Hathaway Inc. Class B	462,168	38,512
	Simon Property Group Inc.	194,602	30,292
	Goldman Sachs Group Inc.	307,332	29,461
	PNC Financial Services Group Inc.	344,900	21,077
	American Tower Corporation	257,569	18,007
	Capital One Financial Corp.	325,885	17,813
	Bank of New York Mellon Corp.	787,798	17,292
	MetLife Inc.	554,621	17,110
	Travelers Cos. Inc.	256,881	16,399
	ACE Ltd.	220,539	16,349
	Prudential Financial Inc.	305,980	14,819
	BlackRock Inc.	86,498	14,689
	State Street Corp.	318,914	14,236
	Morgan Stanley	969,868	14,150
	BB&T Corp.	455,722	14,059
	Public Storage	95,171	13,744
	Aflac Inc.	305,370	13,006
	Chubb Corp.	177,265	12,908
*	American International Group Inc.	395,634	12,696
	Equity Residential	196,560	12,257
	Discover Financial Services	346,818	11,993
	Ventas Inc.	189,195	11,942
	HCP Inc.	267,963	11,831
	Marsh & McLennan Cos. Inc.	355,589	11,461
	Allstate Corp.	326,002	11,439
*	Berkshire Hathaway Inc. Class A	89	11,120
	CME Group Inc.	41,298	11,072
	Franklin Resources Inc.	98,960	10,984
	Annaly Capital Management Inc.	634,880	10,653
	Boston Properties Inc.	97,075	10,520
	T. Rowe Price Group Inc.	165,726	10,434
	Prologis Inc.	300,107	9,973
	Aon plc	202,005	9,450
	Vornado Realty Trust	109,014	9,155
	Charles Schwab Corp.	706,268	9,132
	AvalonBay Communities Inc.	62,381	8,826
	SunTrust Banks Inc.	350,858	8,501
	Loews Corp.	207,752	8,499
	Fifth Third Bancorp	601,496	8,060
	Health Care REIT Inc.	137,595	8,022
	Progressive Corp.	379,922	7,914
	Weyerhaeuser Co.	351,270	7,854
	Ameriprise Financial Inc.	145,401	7,599
	Host Hotels & Resorts Inc.	463,130	7,327
	American Capital Agency Corp.	196,565	6,607
	Invesco Ltd.	292,212	6,604
	Northern Trust Corp.	142,160	6,542
*	IntercontinentalExchange Inc.	47,482	6,457
	Regions Financial Corp.	925,322	6,246
	M&T Bank Corp.	74,364	6,140
	Digital Realty Trust Inc.	78,867	5,921
	Principal Financial Group Inc.	197,228	5,173
	Macerich Co.	86,261	5,094
	Kimco Realty Corp.	266,965	5,080
	General Growth Properties Inc.	275,719	4,988
	SLM Corp.	317,275	4,984
	Hartford Financial Services Group Inc.	273,453	4,821
	KeyCorp	622,752	4,820
	Moody's Corp.	131,158	4,794
	SL Green Realty Corp.	56,559	4,538
*	CIT Group Inc.	124,765	4,447
	UDR Inc.	171,399	4,429

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	XL Group plc Class A	206,912	4,353
	Federal Realty Investment Trust	41,763	4,347
	NYSE Euronext	169,227	4,329
	Plum Creek Timber Co. Inc.	105,606	4,193
	Lincoln National Corp.	190,536	4,167
	Willis Group Holdings plc	113,955	4,158
	Comerica Inc.	129,334	3,972
	Cincinnati Financial Corp.	100,888	3,841
*	Affiliated Managers Group Inc.	33,883	3,708
	Realty Income Corp.	87,580	3,658
	Everest Re Group Ltd.	35,243	3,647
	Unum Group	190,517	3,645
	Huntington Bancshares Inc.	566,048	3,623
	Rayonier Inc.	80,215	3,602
	New York Community Bancorp Inc.	286,216	3,586
	Essex Property Trust Inc.	22,884	3,522
	Camden Property Trust	51,757	3,502
*	Arch Capital Group Ltd.	88,171	3,499
*	CBRE Group Inc. Class A	204,044	3,338
	Torchmark Corp.	65,617	3,317
	PartnerRe Ltd.	42,929	3,248
	WR Berkley Corp.	76,950	2,995
	Alexandria Real Estate Equities Inc.	40,682	2,958
	Taubman Centers Inc.	38,151	2,944
	Leucadia National Corp.	135,902	2,891
*	Alleghany Corp.	8,300	2,820
	Liberty Property Trust	76,496	2,818
	Regency Centers Corp.	58,887	2,801
	People's United Financial Inc.	235,739	2,737
*	MSCI Inc. Class A	79,775	2,714
	Arthur J Gallagher & Co.	77,035	2,702
*	Markel Corp.	6,010	2,655
	Raymond James Financial Inc.	76,255	2,611
	RenaissanceRe Holdings Ltd.	33,838	2,572
	Reinsurance Group of America Inc. Class A	48,321	2,571
	Apartment Investment & Management Co. Class A	94,909	2,565
	Fidelity National Financial Inc. Class A	131,306	2,529
	Axis Capital Holdings Ltd.	77,637	2,527
	Duke Realty Corp.	170,247	2,492
	BRE Properties Inc.	49,475	2,475
	TD Ameritrade Holding Corp.	144,221	2,452
	Senior Housing Properties Trust	106,991	2,388
	Zions Bancorporation	121,216	2,354
	Ares Capital Corp.	145,786	2,327
	East West Bancorp Inc.	97,715	2,292
*	American Capital Ltd.	222,342	2,239
	American Campus Communities Inc.	48,816	2,196
	Kilroy Realty Corp.	45,157	2,186
	Brown & Brown Inc.	80,051	2,183
	Legg Mason Inc.	82,308	2,170
	HCC Insurance Holdings Inc.	68,696	2,157
	DDR Corp.	145,603	2,132
	Cullen/Frost Bankers Inc.	36,431	2,094
	Eaton Vance Corp.	75,562	2,036
*	First Republic Bank	59,958	2,015
	Douglas Emmett Inc.	87,145	2,013
	Hospitality Properties Trust	81,252	2,013
	Jones Lang LaSalle Inc.	28,544	2,009
	Assurant Inc.	57,479	2,003
	Hudson City Bancorp Inc.	311,591	1,985
	Weingarten Realty Investors	75,066	1,977
	Piedmont Office Realty Trust Inc. Class A	112,975	1,944
	Extra Space Storage Inc.	63,483	1,943
	Home Properties Inc.	31,633	1,941

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	White Mountains Insurance Group Ltd.	3,709	1,935
	National Retail Properties Inc.	68,333	1,933
	NASDAQ OMX Group Inc.	84,963	1,926
	Allied World Assurance Co. Holdings AG	24,101	1,915
	Tanger Factory Outlet Centers	59,382	1,903
	American Financial Group Inc.	48,262	1,893
	Commerce Bancshares Inc.	49,716	1,884
	BioMed Realty Trust Inc.	100,831	1,884
	SEI Investments Co.	93,017	1,850
*	Signature Bank	30,322	1,849
	MFA Financial Inc.	233,372	1,841
*	Genworth Financial Inc. Class A	324,676	1,838
	Mid-America Apartment Communities Inc.	26,809	1,829
	CBL & Associates Properties Inc.	93,100	1,819
	Hatteras Financial Corp.	62,272	1,781
	Equity Lifestyle Properties Inc.	25,781	1,778
	First Niagara Financial Group Inc.	232,385	1,778
	ProAssurance Corp.	19,194	1,710
	Post Properties Inc.	34,892	1,708
	Waddell & Reed Financial Inc. Class A	55,956	1,694
*	SVB Financial Group	28,838	1,693
	Mack-Cali Realty Corp.	57,549	1,673
	LaSalle Hotel Properties	56,117	1,635
	CBOE Holdings Inc.	58,674	1,624
	Hancock Holding Co.	53,216	1,620
	Highwoods Properties Inc.	47,815	1,609
	Chimera Investment Corp.	675,676	1,595
	Starwood Property Trust Inc.	74,804	1,594
	Protective Life Corp.	53,968	1,587
	City National Corp.	31,550	1,533
	Omega Healthcare Investors Inc.	68,012	1,530
	Assured Guaranty Ltd.	107,452	1,515
	Associated Banc-Corp	114,743	1,513
*	E*TRADE Financial Corp.	183,862	1,478
	First Horizon National Corp.	170,282	1,473
	Two Harbors Investment Corp.	140,289	1,453
	Invesco Mortgage Capital Inc.	76,340	1,400
	Bank of Hawaii Corp.	30,125	1,384
	Erie Indemnity Co. Class A	18,942	1,356
	Aspen Insurance Holdings Ltd.	46,333	1,339
	Federated Investors Inc. Class B	61,151	1,336
	Old Republic International Corp.	160,293	1,329
	Fulton Financial Corp.	132,010	1,319
	Capitol Federal Financial Inc.	110,362	1,311
	Valley National Bancorp	122,273	1,296
*	Ocwen Financial Corp.	68,382	1,284
	Validus Holdings Ltd.	39,937	1,279
	Entertainment Properties Trust	30,945	1,272
	Prosperity Bancshares Inc.	29,757	1,251
	Washington REIT	43,944	1,250
	CNO Financial Group Inc.	159,313	1,243
	LPL Financial Holdings Inc.	36,480	1,232
	Colonial Properties Trust	55,182	1,222
	Healthcare Realty Trust Inc.	50,975	1,215
	Susquehanna Bancshares Inc.	116,610	1,201
	FirstMerit Corp.	72,576	1,199
	Washington Federal Inc.	70,452	1,190
	DuPont Fabros Technology Inc.	41,384	1,182
	TCF Financial Corp.	101,285	1,163
	Hanover Insurance Group Inc.	29,697	1,162
*	Howard Hughes Corp.	18,850	1,162
	Brandywine Realty Trust	94,013	1,160
	First American Financial Corp.	68,252	1,158
*	Forest City Enterprises Inc. Class A	78,626	1,148

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Jefferies Group Inc.	88,002	1,143
	RLJ Lodging Trust	62,659	1,136
	DiamondRock Hospitality Co.	111,343	1,136
*	Popular Inc.	68,341	1,135
	Corporate Office Properties Trust	47,777	1,123
	Alterra Capital Holdings Ltd.	47,321	1,105
	UMB Financial Corp.	21,355	1,094
	StanCorp Financial Group Inc.	29,112	1,082
	Endurance Specialty Holdings Ltd.	28,215	1,081
	BOK Financial Corp.	18,542	1,079
	Webster Financial Corp.	49,233	1,066
	CommonWealth REIT	55,522	1,062
*	Stifel Financial Corp.	33,583	1,038
	Kemper Corp.	33,735	1,037
	CapitalSource Inc.	153,093	1,029
*	MBIA Inc.	94,721	1,024
	DCT Industrial Trust Inc.	161,512	1,018
	CYS Investments Inc.	73,614	1,014
	Synovus Financial Corp.	510,351	1,010
*	Texas Capital Bancshares Inc.	24,710	998
	FNB Corp.	91,739	997
*	Sunstone Hotel Investors Inc.	90,505	995
	Apollo Investment Corp.	129,249	993
	Iberiabank Corp.	19,564	987
	Umpqua Holdings Corp.	74,952	986
	Trustmark Corp.	40,291	986
	EastGroup Properties Inc.	18,484	985
	Janus Capital Group Inc.	125,401	981
	Sovran Self Storage Inc.	19,242	964
	Prospect Capital Corp.	81,099	924
	Platinum Underwriters Holdings Ltd.	24,096	918
	Glimcher Realty Trust	89,325	913
*	Altisource Portfolio Solutions SA	12,094	886
	CubeSmart	75,880	886
	Pebblebrook Hotel Trust	37,923	884
	Equity One Inc.	41,127	872
	Westamerica Bancorporation	18,359	866
	PS Business Parks Inc.	12,768	865
	Primerica Inc.	32,269	863
	United Bankshares Inc.	33,301	862
	Cash America International Inc.	19,522	860
	Potlatch Corp.	26,893	859
	RLI Corp.	12,519	854
	Medical Properties Trust Inc.	88,532	852
	Wintrust Financial Corp.	23,617	838
	Glacier Bancorp Inc.	54,113	838
	Capstead Mortgage Corp.	59,800	832
	BancorpSouth Inc.	56,859	826
	Cathay General Bancorp	49,392	815
	National Penn Bancshares Inc.	84,772	811
	ARMOUR Residential REIT Inc.	113,647	808
	National Health Investors Inc.	15,654	797
	Lexington Realty Trust	93,525	792
	LTC Properties Inc.	21,797	791
*	Knight Capital Group Inc. Class A	65,550	783
	Montpelier Re Holdings Ltd.	36,189	770
	Mercury General Corp.	18,191	758
*	First Cash Financial Services Inc.	18,643	749
	Northwest Bancshares Inc.	63,693	746
	Old National Bancorp	61,922	744
	MB Financial Inc.	33,930	731
	Sun Communities Inc.	16,467	728
*	St. Joe Co.	45,631	721
*	Ezcorp Inc. Class A	29,824	700

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Redwood Trust Inc.	55,603	694
	Anworth Mortgage Asset Corp.	98,398	694
*	Strategic Hotels & Resorts Inc.	106,733	689
	International Bancshares Corp.	35,256	688
	Education Realty Trust Inc.	61,448	681
*	First Industrial Realty Trust Inc.	53,712	678
	CVB Financial Corp.	57,293	667
	Symetra Financial Corp.	52,837	667
	Astoria Financial Corp.	67,161	658
	Fifth Street Finance Corp.	64,782	647
	MarketAxess Holdings Inc.	23,990	639
	Community Bank System Inc.	23,129	627
	First Financial Bancorp	39,216	627
*	World Acceptance Corp.	9,420	620
	Argo Group International Holdings Ltd.	21,097	618
	Solar Capital Ltd.	27,570	614
*	DFC Global Corp.	33,247	613
*	BBCN Bancorp Inc.	56,216	612
	First Midwest Bancorp Inc.	55,137	605
	Bank of the Ozarks Inc.	20,110	605
*	PHH Corp.	33,882	592
	Greenhill & Co. Inc.	16,550	590
*	Enstar Group Ltd.	5,958	589
	American Assets Trust Inc.	23,733	576
	Amtrust Financial Services Inc.	19,366	575
	Inland Real Estate Corp.	68,447	574
	Newcastle Investment Corp.	85,448	572
	Selective Insurance Group Inc.	32,187	560
	Alexander's Inc.	1,287	555
	Tower Group Inc.	26,496	553
	Provident Financial Services Inc.	35,866	551
	NorthStar Realty Finance Corp.	105,166	549
	BlackRock Kelso Capital Corp.	55,953	546
	Acadia Realty Trust	23,397	542
*	Western Alliance Bancorp	57,839	541
*	TFS Financial Corp.	56,252	537
	First Financial Bankshares Inc.	15,351	531
	Horace Mann Educators Corp.	30,210	528
	PacWest Bancorp	22,242	526
	PrivateBancorp Inc. Class A	35,520	524
	Franklin Street Properties Corp.	49,038	519
	Hersha Hospitality Trust Class A	96,834	511
	Park National Corp.	7,328	511
	NBT Bancorp Inc.	23,301	503
	First Citizens BancShares Inc. Class A	3,017	503
	Cousins Properties Inc.	64,471	500
	Boston Private Financial Holdings Inc.	55,396	495
	Infinity Property & Casualty Corp.	8,531	492
*	Citizens Republic Bancorp Inc.	28,639	491
	Nelnet Inc. Class A	20,847	479
	Oritani Financial Corp.	32,918	474
*	Credit Acceptance Corp.	5,609	474
	Main Street Capital Corp.	19,405	470
*	FelCor Lodging Trust Inc.	98,852	465
*	Financial Engines Inc.	21,624	464
	Government Properties Income Trust	20,504	464
*	Investors Bancorp Inc.	30,717	464
	Employers Holdings Inc.	25,451	459
*	Pinnacle Financial Partners Inc.	23,253	454
*	Navigators Group Inc.	9,026	452
*	MGIC Investment Corp.	154,631	445
*	Sterling Financial Corp.	23,477	443
	Chesapeake Lodging Trust	25,467	439
	BankUnited Inc.	18,489	436

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	WesBanco Inc.	20,476	435
	American Capital Mortgage Investment Corp.	18,100	432
	Pennsylvania REIT	28,833	432
	Interactive Brokers Group Inc.	28,884	425
*	National Financial Partners Corp.	31,627	424
	PennyMac Mortgage Investment Trust	21,294	420
	Home BancShares Inc.	13,660	418
	Apollo Residential Mortgage Inc.	21,624	417
	PennantPark Investment Corp.	40,073	415
	TrustCo Bank Corp. NY	74,916	409
	First Commonwealth Financial Corp.	60,608	408
*	Greenlight Capital Re Ltd. Class A	16,027	407
	Columbia Banking System Inc.	21,353	402
	American Equity Investment Life Holding Co.	36,316	400
	Saul Centers Inc.	9,308	399
*,^	Zillow Inc. Class A	10,200	394
	Getty Realty Corp.	20,563	394
*	iStar Financial Inc.	60,979	393
	CreXus Investment Corp.	38,645	393
	American National Insurance Co.	5,432	387
	Oriental Financial Group Inc.	34,884	387
	Dynex Capital Inc.	36,717	381
	City Holding Co.	11,253	379
	Brookline Bancorp Inc.	41,790	370
	Associated Estates Realty Corp.	24,572	367
*	AMERISAFE Inc.	14,125	367
*	WisdomTree Investments Inc.	55,364	364
	Ramco-Gershenson Properties Trust	28,780	362
	Cohen & Steers Inc.	10,278	355
	Investors Real Estate Trust	44,442	351
	Walter Investment Management Corp.	14,423	338
*	West Coast Bancorp	17,155	337
	Ashford Hospitality Trust Inc.	39,825	336
	Chemical Financial Corp.	15,552	334
*	Hanmi Financial Corp.	31,818	333
	Hercules Technology Growth Capital Inc.	29,334	333
	Retail Opportunity Investments Corp.	27,543	332
*	Central Pacific Financial Corp.	23,511	332
*	Wilshire Bancorp Inc.	60,216	330
	Sabra Health Care REIT Inc.	19,115	327
	Evercore Partners Inc. Class A	13,771	322
	KBW Inc.	19,235	316
	Community Trust Bancorp Inc.	9,446	316
	Meadowbrook Insurance Group Inc.	35,761	314
*	Beneficial Mutual Bancorp Inc.	36,211	312
*	Citizens Inc.	31,923	311
*	HFF Inc. Class A	22,257	310
*	Piper Jaffray Cos.	13,216	310
	Universal Health Realty Income Trust	7,357	306
	MCG Capital Corp.	66,236	305
*	Hilltop Holdings Inc.	29,551	305
	First Potomac Realty Trust	25,556	301
	Dime Community Bancshares Inc.	22,555	300
*	Forestar Group Inc.	23,392	300
	Colony Financial Inc.	17,206	298
*	ICG Group Inc.	32,160	297
	Independent Bank Corp.	10,174	297
	BGC Partners Inc. Class A	49,311	289
	ViewPoint Financial Group Inc.	18,465	289
	S&T Bancorp Inc.	15,525	287
	1st Source Corp.	12,642	286
*	Safeguard Scientifics Inc.	18,279	283
	Resource Capital Corp.	52,759	281
	Hudson Pacific Properties Inc.	16,132	281

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Triangle Capital Corp.	12,291	280
	United Fire Group Inc.	13,023	278
	Cardinal Financial Corp.	22,505	276
	Safety Insurance Group Inc.	6,722	273
	Radian Group Inc.	82,266	271
	FBL Financial Group Inc. Class A	9,529	267
*	Rouse Properties Inc.	19,693	267
	Winthrop Realty Trust	21,907	266
	Southside Bancshares Inc.	11,756	264
*	Virtus Investment Partners Inc.	3,250	263
	Flushing Financial Corp.	19,219	262
*	State Bank Financial Corp.	17,249	261
*	Bancorp Inc.	27,569	261
	Rockville Financial Inc.	22,386	259
	Urstadt Biddle Properties Inc. Class A	13,096	259
*	Investment Technology Group Inc.	27,896	257
*	Taylor Capital Group Inc.	15,274	250
*	Green Dot Corp. Class A	11,252	249
	Northfield Bancorp Inc.	17,300	246
	RAIT Financial Trust	53,070	245
*	Netspend Holdings Inc.	26,525	244
	Coresite Realty Corp.	9,410	243
*	NewStar Financial Inc.	18,695	242
*	Ameris Bancorp	19,124	241
	Duff & Phelps Corp. Class A	16,371	237
	GFI Group Inc.	66,296	236
	Berkshire Hills Bancorp Inc.	10,721	236
	Renasant Corp.	14,669	230
*	PICO Holdings Inc.	10,276	230
	SCBT Financial Corp.	6,500	229
	Campus Crest Communities Inc.	22,000	229
	Flagstone Reinsurance Holdings SA	28,399	227
	First Financial Corp.	7,806	226
*	1st United Bancorp Inc.	36,085	224
*	Doral Financial Corp.	146,434	220
	Lakeland Bancorp Inc.	20,698	218
*	Virginia Commerce Bancorp Inc.	25,820	218
	Republic Bancorp Inc. Class A	9,781	218
	Maiden Holdings Ltd.	24,537	213
	Trico Bancshares	13,806	213
*	Ladenburg Thalmann Financial Services Inc.	137,254	211
	TICC Capital Corp.	21,701	210
	TowneBank	14,752	207
*	Walker & Dunlop Inc.	15,991	205
*	Tejon Ranch Co.	7,122	204
	Simmons First National Corp. Class A	8,764	204
	Bancfirst Corp.	4,860	204
	First Merchants Corp.	16,338	204
*	Metro Bancorp Inc.	16,660	200
	Sandy Spring Bancorp Inc.	11,102	200
	Lakeland Financial Corp.	7,437	200
*	Southwest Bancorp Inc.	21,029	198
	Westfield Financial Inc.	26,868	196
	Gladstone Commercial Corp.	11,598	193
*	Bridge Capital Holdings	11,911	192
*	United Community Banks Inc.	22,360	192
	National Bankshares Inc.	6,344	191
	Provident New York Bancorp	25,130	191
	Epoch Holding Corp.	8,372	191
*	Heritage Commerce Corp.	28,758	187
	StellarOne Corp.	14,787	185
	MainSource Financial Group Inc.	15,307	181
	Peoples Bancorp Inc.	8,225	181
*	Sun Bancorp Inc.	66,762	180

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Cowen Group Inc. Class A	67,701	180
	First Busey Corp.	37,187	180
	Cedar Realty Trust Inc.	35,306	178
	Kennedy-Wilson Holdings Inc.	12,583	176
*	Suffolk Bancorp	13,305	173
	Tompkins Financial Corp.	4,556	172
*	eHealth Inc.	10,600	171
	German American Bancorp Inc.	8,278	170
	AG Mortgage Investment Trust Inc.	7,885	169
	Arlington Asset Investment Corp. Class A	7,727	168
*	Guaranty Bancorp	79,151	167
	Univest Corp. of Pennsylvania	10,052	166
	Banner Corp.	7,565	166
	SY Bancorp Inc.	6,823	163
	WSFS Financial Corp.	4,038	163
*	Eagle Bancorp Inc.	10,305	162
*	MetroCorp Bancshares Inc.	15,000	160
*	FBR & Co.	57,538	159
	National Western Life Insurance Co. Class A	1,114	158
	Hudson Valley Holding Corp.	8,526	154
*	INTL. FCStone Inc.	7,701	149
	Heartland Financial USA Inc.	6,154	148
*	OmniAmerican Bancorp Inc.	6,883	147
*	Global Indemnity plc	7,132	144
	MVC Capital Inc.	11,144	144
	Consolidated-Tomoka Land Co.	4,991	144
	Washington Trust Bancorp Inc.	5,873	143
	Great Southern Bancorp Inc.	5,104	141
	Excel Trust Inc.	11,756	141
	OneBeacon Insurance Group Ltd. Class A	10,739	140
	Golub Capital BDC Inc.	9,183	139
*	Flagstar Bancorp Inc.	164,895	139
	Citizens & Northern Corp.	7,216	137
	Marlin Business Services Corp.	8,375	137
	Capital Southwest Corp.	1,316	135
*	Seacoast Banking Corp. of Florida	88,489	134
	Bank Mutual Corp.	30,162	133
	Monmouth Real Estate Investment Corp. Class A	11,330	133
	NGP Capital Resources Co.	18,720	133
	Ames National Corp.	5,754	132
	Encore Bancshares Inc.	6,345	131
	Union First Market Bankshares Corp.	9,054	131
*	Preferred Bank	9,491	127
	Parkway Properties Inc.	11,057	126
	First Bancorp Inc.	7,436	126
	Calamos Asset Management Inc. Class A	10,993	126
	Westwood Holdings Group Inc.	3,373	126
	Arrow Financial Corp.	5,158	125
	ESSA Bancorp Inc.	11,543	125
*	First Financial Northwest Inc.	15,135	123
	Enterprise Financial Services Corp.	11,118	122
	GAMCO Investors Inc.	2,732	121
	CapLease Inc.	29,027	120
	Merchants Bancshares Inc.	4,363	120
	Camden National Corp.	3,245	119
	BankFinancial Corp.	15,767	119
	STAG Industrial Inc.	8,062	118
	One Liberty Properties Inc.	6,187	116
	Mission West Properties Inc.	13,394	115
	First Bancorp	12,921	115
	Edelman Financial Group Inc.	12,873	112
	SeaBright Holdings Inc.	12,584	112
	First Community Bancshares Inc.	7,746	112
	Presidential Life Corp.	11,352	112

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Sterling Bancorp	11,105	111
	Center Bancorp Inc.	9,838	111
	Medallion Financial Corp.	10,400	110
	Gladstone Investment Corp.	14,912	110
*	BofI Holding Inc.	5,565	110
	Kite Realty Group Trust	21,990	110
	Territorial Bancorp Inc.	4,784	109
	Agree Realty Corp.	4,855	107
*	Phoenix Cos. Inc.	56,347	104
	CoBiz Financial Inc.	16,515	103
*	United Community Financial Corp.	34,582	103
*	SWS Group Inc.	19,275	103
	Stewart Information Services Corp.	6,608	101
*	FNB United Corp.	7,796	101
	Bryn Mawr Bank Corp.	4,806	101
	OceanFirst Financial Corp.	6,912	99
	Penns Woods Bancorp Inc.	2,387	95
*	Gramercy Capital Corp.	37,816	95
*	CIFC Corp.	12,808	94
	Northrim BanCorp Inc.	4,388	94
	Washington Banking Co.	6,749	94
	Gladstone Capital Corp.	11,849	93
	Apollo Commercial Real Estate Finance Inc.	5,701	92
	State Auto Financial Corp.	6,441	90
*	Pacific Mercantile Bancorp	12,873	89
	Financial Institutions Inc.	5,207	88
	West Bancorporation Inc.	9,152	87
	Peapack Gladstone Financial Corp.	5,610	87
	Eastern Insurance Holdings Inc.	5,106	87
	Oppenheimer Holdings Inc. Class A	5,519	87
*	MPG Office Trust Inc.	42,509	85
	Donegal Group Inc. Class A	6,422	85
*	Macatawa Bank Corp.	24,939	85
*	Tree.com Inc.	7,430	85
	ESB Financial Corp.	6,290	83
	Heritage Financial Corp.	5,569	82
	EMC Insurance Group Inc.	3,988	81
*	First Marblehead Corp.	67,951	79
	Fox Chase Bancorp Inc.	5,447	79
	UMH Properties Inc.	7,300	78
	American National Bankshares Inc.	3,239	76
*	Harris & Harris Group Inc.	20,075	76
	First Financial Holdings Inc.	6,851	73
	Provident Financial Holdings Inc.	6,338	73
	United Financial Bancorp Inc.	4,853	70
	Baldwin & Lyons Inc.	2,995	70
	Federal Agricultural Mortgage Corp. Class A	3,500	69
	First Interstate Bancsystem Inc.	4,825	69
	Diamond Hill Investment Group Inc.	834	65
*	AmeriServ Financial Inc.	23,113	65
	CFS Bancorp Inc.	14,578	65
	Centerstate Banks Inc.	9,105	65
	Kaiser Federal Financial Group Inc.	4,371	65
	Thomas Properties Group Inc.	11,860	65
	Chatham Lodging Trust	4,493	64
	Pulaski Financial Corp.	8,623	64
	First Connecticut Bancorp Inc.	4,669	63
	Summit Hotel Properties Inc.	7,512	63
	Century Bancorp Inc. Class A	2,107	63
*	Cape Bancorp Inc.	7,322	61
	HF Financial Corp.	5,010	61
	FXCM Inc. Class A	5,149	61
	Arbor Realty Trust Inc.	11,271	60
*	Waterstone Financial Inc.	15,579	59

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	MBT Financial Corp.	20,941	58
*	Mercantile Bank Corp.	3,113	57
	Home Federal Bancorp Inc.	5,290	56
	CNB Financial Corp.	3,343	55
	First of Long Island Corp.	1,878	54
*	American Safety Insurance Holdings Ltd.	2,883	54
*	NewBridge Bancorp	11,952	52
	Bank of Marin Bancorp	1,395	52
	Sierra Bancorp	5,207	52
	Artio Global Investors Inc. Class A	14,675	51
*	Franklin Financial Corp.	3,011	50
	Pacific Continental Corp.	5,542	49
	First Defiance Financial Corp.	2,812	48
	US Global Investors Inc. Class A	10,876	48
	Federal Agricultural Mortgage Corp.	1,811	47
	Bridge Bancorp Inc.	2,002	47
*	Home Bancorp Inc.	2,733	47
*	Capital Trust Inc. Class A	16,219	47
*	Intervest Bancshares Corp. Class A	12,083	46
	Investors Title Co.	812	46
	Resource America Inc. Class A	7,178	46
	Kansas City Life Insurance Co.	1,298	46
	MidSouth Bancorp Inc.	3,241	46
*	AV Homes Inc.	3,128	46
*	Stratus Properties Inc.	5,000	45
*	Gleacher & Co. Inc.	54,657	44
	Crawford & Co. Class B	10,423	43
	Independence Holding Co.	4,185	41
	Nicholas Financial Inc.	3,098	40
*	BancTrust Financial Group Inc.	13,039	39
	PMC Commercial Trust	4,948	38
	Capital City Bank Group Inc.	4,949	36
*	CompuCredit Holdings Corp.	9,995	36
	THL Credit Inc.	2,684	36
*	Unity Bancorp Inc.	5,863	35
	Alliance Financial Corp.	1,020	35
*	GSV Capital Corp.	3,600	33
	National Interstate Corp.	1,253	33
	Terreno Realty Corp.	2,141	32
	Codorus Valley Bancorp Inc.	2,297	31
	MutualFirst Financial Inc.	2,926	31
	TF Financial Corp.	1,219	30
*	Consumer Portfolio Services Inc.	14,900	29
*	Hampton Roads Bankshares Inc. Rights	18,382	28
*	BankAtlantic Bancorp Inc. Class A	5,030	28
	Medley Capital Corp.	2,300	28
	Kohlberg Capital Corp.	3,615	26
	Wayne Savings Bancshares Inc.	3,056	26
	Bar Harbor Bankshares	695	25
*	First South Bancorp Inc.	6,153	25
*	First Acceptance Corp.	18,537	25
	HopFed Bancorp Inc.	3,515	25
	SI Financial Group Inc.	2,146	25
	Bank of Kentucky Financial Corp.	912	24
	Evans Bancorp Inc.	1,390	23
	Cheviot Financial Corp.	2,571	22
	Life Partners Holdings Inc.	10,173	22
*	BCSB Bancorp Inc.	1,582	22
	JMP Group Inc.	3,491	22
*	BRT Realty Trust	3,293	21
*	Republic First Bancorp Inc.	10,119	21
	Gain Capital Holdings Inc.	4,219	21
	VIST Financial Corp.	1,806	21
	First M&F Corp.	3,952	21

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Orrstown Financial Services Inc.	2,523	20
*,^	Hampton Roads Bankshares Inc.	18,382	20
	Fidelity Southern Corp.	2,281	20
	First Pactrust Bancorp Inc.	1,647	20
	Meta Financial Group Inc.	976	19
	Hawthorn Bancshares Inc.	2,123	19
	Pzena Investment Management Inc. Class A	4,277	19
	Landmark Bancorp Inc.	909	19
	Shore Bancshares Inc.	3,101	18
*	Fortegra Financial Corp.	2,256	18
	Manning & Napier Inc.	1,260	18
*	Eastern Virginia Bankshares Inc.	4,460	17
*	Independent Bank Corp.	6,486	16
	Clifton Savings Bancorp Inc.	1,535	16
	Citizens South Banking Corp.	2,348	16
	C&F Financial Corp.	395	16
	Indiana Community Bancorp	711	15
*	United Security Bancshares	6,812	15
*	NASB Financial Inc.	739	15
*	Colony Bankcorp Inc.	3,062	14
	Charter Financial Corp.	1,426	14
	MidWestOne Financial Group Inc.	642	14
*	Jefferson Bancshares Inc.	5,500	13
*	Premier Financial Bancorp Inc.	1,706	13
	Heritage Financial Group Inc.	955	12
*	North Valley Bancorp	930	12
	Middleburg Financial Corp.	698	12
	Ameriana Bancorp	2,003	11
	Hingham Institution for Savings	178	11
	Oneida Financial Corp.	1,076	11
*	American Independence Corp.	1,827	10
	Auburn National Bancorporation Inc.	450	10
	Peoples Bancorp of North Carolina Inc.	1,166	9
*	Farmers Capital Bank Corp.	1,430	9
	QC Holdings Inc.	2,008	8
*	Old Second Bancorp Inc.	6,115	8
*	Royal Bancshares of Pennsylvania Inc.	4,060	7
	LNB Bancorp Inc.	1,100	7
	Central Bancorp Inc.	232	7
*	Berkshire Bancorp Inc.	800	7
*	Premierwest Bancorp	4,710	7
*	Hallmark Financial Services	830	6
*	United Security Bancshares	1,292	6
	Crawford & Co. Class A	1,640	6
*	Southern Community Financial Corp.	1,940	6
*	Yadkin Valley Financial Corp.	2,300	6
	California First National Bancorp	342	5
*	Rurban Financial Corp.	700	5
	Salisbury Bancorp Inc.	198	5
	New Hampshire Thrift Bancshares Inc.	390	5
*	Firstcity Financial Corp.	518	4
*	Riverview Bancorp Inc.	3,447	4
*	Park Sterling Corp.	803	4
*	Penson Worldwide Inc.	18,209	3
	Fauquier Bankshares Inc.	200	3
	United Bancorp Inc.	287	3
*	Community Bankers Trust Corp.	1,417	3
	Alliance Bancorp Inc. of Pennsylvania	200	2
	Institutional Financial Markets Inc.	2,883	2
	Citizens Holding Co.	100	2
*	Maui Land & Pineapple Co. Inc.	499	2
*	Vestin Realty Mortgage II Inc.	1,269	1
*	ZipRealty Inc.	900	1
*	First United Corp.	200	1

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Northeast Bancorp	100	1
*	Valley National Bancorp Warrants Exp. 6/30/2015	570	1
	Commercial National Financial Corp.	9	—
	Peoples Financial Corp.	2	—
			1,505,965
Health Care (7.2%)
	Johnson & Johnson	1,793,955	121,200
	Pfizer Inc.	4,926,488	113,309
	Merck & Co. Inc.	1,989,349	83,055
	Abbott Laboratories	1,027,568	66,247
	UnitedHealth Group Inc.	682,999	39,955
	Bristol-Myers Squibb Co.	1,103,274	39,663
	Amgen Inc.	517,246	37,780
	Eli Lilly & Co.	682,829	29,300
*	Express Scripts Holding Co.	522,540	29,173
	Medtronic Inc.	690,070	26,726
*	Gilead Sciences Inc.	495,013	25,384
*	Biogen Idec Inc.	148,363	21,421
	Baxter International Inc.	366,271	19,467
	Allergan Inc.	199,004	18,422
*	Celgene Corp.	287,090	18,420
	Covidien plc	316,078	16,910
	McKesson Corp.	161,011	15,095
*	Intuitive Surgical Inc.	25,685	14,224
	WellPoint Inc.	219,141	13,979
	Thermo Fisher Scientific Inc.	239,311	12,423
*	Alexion Pharmaceuticals Inc.	121,593	12,074
	Stryker Corp.	199,533	10,994
	Becton Dickinson and Co.	137,567	10,283
	Cardinal Health Inc.	225,927	9,489
	Agilent Technologies Inc.	227,182	8,915
	Aetna Inc.	229,005	8,879
	St. Jude Medical Inc.	208,717	8,330
	Humana Inc.	107,384	8,316
	Cigna Corp.	187,426	8,247
*	Cerner Corp.	94,494	7,811
*	Edwards Lifesciences Corp.	75,334	7,782
*	Vertex Pharmaceuticals Inc.	137,623	7,696
	Zimmer Holdings Inc.	116,726	7,512
	Perrigo Co.	58,069	6,848
	AmerisourceBergen Corp. Class A	168,998	6,650
	Quest Diagnostics Inc.	103,804	6,218
*	Watson Pharmaceuticals Inc.	83,375	6,169
*	Forest Laboratories Inc.	174,114	6,092
*	DaVita Inc.	61,332	6,023
*	Mylan Inc.	279,710	5,977
*	Laboratory Corp. of America Holdings	63,576	5,888
	CR Bard Inc.	52,285	5,618
*	Regeneron Pharmaceuticals Inc.	47,996	5,482
*	Boston Scientific Corp.	951,409	5,394
*	Life Technologies Corp.	116,530	5,243
*	Waters Corp.	58,329	4,635
*	Henry Schein Inc.	58,789	4,614
*	Varian Medical Systems Inc.	73,943	4,494
*	CareFusion Corp.	147,156	3,779
*	Hospira Inc.	107,645	3,765
	DENTSPLY International Inc.	93,031	3,518
	HCA Holdings Inc.	114,745	3,492
*	IDEXX Laboratories Inc.	36,218	3,482
*	Illumina Inc.	80,186	3,239
*	Mettler-Toledo International Inc.	20,651	3,218
*	BioMarin Pharmaceutical Inc.	80,138	3,172
*	Hologic Inc.	172,876	3,119
*	ResMed Inc.	94,494	2,948

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Coventry Health Care Inc.	92,698	2,947
*	Amylin Pharmaceuticals Inc.	100,021	2,824
*	Onyx Pharmaceuticals Inc.	41,957	2,788
*	Catalyst Health Solutions Inc.	28,070	2,623
	Universal Health Services Inc. Class B	58,649	2,531
	Cooper Cos. Inc.	31,134	2,483
*	Gen-Probe Inc.	30,014	2,467
*	Endo Health Solutions Inc.	76,368	2,366
	Omnicare Inc.	74,510	2,327
*	Questcor Pharmaceuticals Inc.	41,797	2,225
*	MEDNAX Inc.	32,271	2,212
*	Salix Pharmaceuticals Ltd.	39,009	2,124
*	AMERIGROUP Corp.	31,612	2,084
*	Medivation Inc.	22,454	2,052
*	Warner Chilcott plc Class A	114,139	2,045
	Patterson Cos. Inc.	58,128	2,004
*	Pharmacyclics Inc.	36,244	1,979
	Lincare Holdings Inc.	57,495	1,956
	PerkinElmer Inc.	74,698	1,927
*	Cepheid Inc.	42,817	1,916
*	Covance Inc.	39,153	1,873
*	HMS Holdings Corp.	56,240	1,873
*	Vivus Inc.	64,559	1,843
*	athenahealth Inc.	23,211	1,838
*	Ariad Pharmaceuticals Inc.	103,927	1,789
	Techne Corp.	23,211	1,722
*	Human Genome Sciences Inc.	130,568	1,714
*	Incyte Corp. Ltd.	75,053	1,704
*	Community Health Systems Inc.	60,258	1,689
*	Seattle Genetics Inc.	65,484	1,663
*	Sirona Dental Systems Inc.	36,714	1,653
	Teleflex Inc.	26,916	1,639
*	United Therapeutics Corp.	31,966	1,578
*	Cubist Pharmaceuticals Inc.	41,286	1,565
*	WellCare Health Plans Inc.	28,386	1,504
*	Tenet Healthcare Corp.	281,738	1,476
*	HealthSouth Corp.	62,197	1,447
*	Align Technology Inc.	41,836	1,400
*	Alkermes plc	81,867	1,389
*,^	Arena Pharmaceuticals Inc.	139,021	1,387
*	Allscripts Healthcare Solutions Inc.	122,562	1,340
	Medicis Pharmaceutical Corp. Class A	39,163	1,337
*	Myriad Genetics Inc.	55,749	1,325
*	Health Net Inc.	54,508	1,323
*	Thoratec Corp.	39,020	1,310
*	Health Management Associates Inc. Class A	166,745	1,309
*	LifePoint Hospitals Inc.	31,612	1,295
*	Bio-Rad Laboratories Inc. Class A	12,908	1,291
	Owens & Minor Inc.	42,065	1,288
	Hill-Rom Holdings Inc.	41,153	1,270
*	Haemonetics Corp.	16,499	1,223
*	VCA Antech Inc.	53,930	1,185
*	Brookdale Senior Living Inc. Class A	66,318	1,176
	STERIS Corp.	37,468	1,175
	West Pharmaceutical Services Inc.	22,531	1,138
*	ViroPharma Inc.	46,858	1,111
*	PAREXEL International Corp.	38,898	1,098
*	Charles River Laboratories International Inc.	32,241	1,056
*	Alere Inc.	52,910	1,029
*	Centene Corp.	33,524	1,011
*	Theravance Inc.	45,088	1,002
*	Jazz Pharmaceuticals plc	22,111	995
*	Volcano Corp.	34,660	993
*	Auxilium Pharmaceuticals Inc.	35,659	959

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Par Pharmaceutical Cos. Inc.	24,485	885
*	Impax Laboratories Inc.	42,313	858
*	Immunogen Inc.	51,060	857
*	Magellan Health Services Inc.	18,604	843
*	Masimo Corp.	37,097	830
*	Cyberonics Inc.	18,415	828
*	Medicines Co.	35,879	823
*	MWI Veterinary Supply Inc.	7,913	813
*	Bruker Corp.	59,883	797
*	Isis Pharmaceuticals Inc.	65,917	791
	Chemed Corp.	13,075	790
*,^	Dendreon Corp.	102,378	758
	Quality Systems Inc.	27,391	754
*	Akorn Inc.	47,227	745
*	Air Methods Corp.	7,525	739
*	NuVasive Inc.	28,776	730
*	Nektar Therapeutics	89,727	724
*	PSS World Medical Inc.	33,862	711
*	Ironwood Pharmaceuticals Inc. Class A	50,578	697
*	Neogen Corp.	14,671	678
*	Insulet Corp.	30,872	660
*	Amsurg Corp. Class A	21,660	649
*	Team Health Holdings Inc.	25,913	624
*	Acorda Therapeutics Inc.	25,780	607
*	NPS Pharmaceuticals Inc.	70,155	604
*	Endologix Inc.	39,016	602
*	InterMune Inc.	50,406	602
*	Abaxis Inc.	16,257	602
*	Luminex Corp.	24,212	593
*	Spectrum Pharmaceuticals Inc.	37,874	589
*	Wright Medical Group Inc.	27,326	583
*	Dynavax Technologies Corp.	134,551	581
*	ABIOMED Inc.	25,058	572
*	Idenix Pharmaceuticals Inc.	54,495	561
*	Halozyme Therapeutics Inc.	61,718	547
	PDL BioPharma Inc.	82,363	546
*	HeartWare International Inc.	6,076	540
	CONMED Corp.	19,409	537
*	Rigel Pharmaceuticals Inc.	56,933	529
*	Bio-Reference Labs Inc.	20,081	528
	Meridian Bioscience Inc.	25,645	525
*	NxStage Medical Inc.	31,046	520
*	Medidata Solutions Inc.	15,796	516
*	Hanger Inc.	18,981	487
*	Integra LifeSciences Holdings Corp.	12,862	478
	Analogic Corp.	7,680	476
*	Optimer Pharmaceuticals Inc.	30,601	475
*	DexCom Inc.	36,553	474
*	MAKO Surgical Corp.	18,495	474
*	Lexicon Pharmaceuticals Inc.	209,647	472
*	Momenta Pharmaceuticals Inc.	34,498	466
*	ArthroCare Corp.	15,866	465
*	Exelixis Inc.	83,691	463
	Computer Programs & Systems Inc.	7,565	433
*	ICU Medical Inc.	7,806	417
*	AVANIR Pharmaceuticals Inc.	106,293	417
*	Conceptus Inc.	20,227	401
*	OraSure Technologies Inc.	35,479	399
*	IPC The Hospitalist Co. Inc.	8,690	394
*	Orthofix International NV	9,370	387
*	Greatbatch Inc.	16,856	383
*	Merit Medical Systems Inc.	27,628	382
*	MedAssets Inc.	28,003	377
*	ExamWorks Group Inc.	28,210	373

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Omnicell Inc.	25,402	372
*	Molina Healthcare Inc.	15,656	367
	Landauer Inc.	6,399	367
*	Sequenom Inc.	89,808	365
*	Curis Inc.	67,468	364
*	Opko Health Inc.	77,660	357
*	Affymax Inc.	27,699	357
*	Sunrise Senior Living Inc.	46,434	339
*	Emeritus Corp.	19,944	336
*	Protalix BioTherapeutics Inc.	58,478	335
*	Spectranetics Corp.	29,152	333
*	ZIOPHARM Oncology Inc.	55,207	328
*	Quidel Corp.	20,812	326
*	Neurocrine Biosciences Inc.	40,542	321
*	MAP Pharmaceuticals Inc.	21,257	318
*	Accuray Inc.	46,549	318
*	Exact Sciences Corp.	28,938	310
*	Orexigen Therapeutics Inc.	55,475	307
*	Vical Inc.	84,560	304
*	Threshold Pharmaceuticals Inc.	41,100	304
*	Kindred Healthcare Inc.	30,465	299
	Invacare Corp.	19,186	296
	Cantel Medical Corp.	10,737	293
*	Corvel Corp.	5,677	278
*	Natus Medical Inc.	23,558	274
*	Corcept Therapeutics Inc.	60,515	272
*	Accretive Health Inc.	24,000	263
*	Genomic Health Inc.	7,751	259
*	Achillion Pharmaceuticals Inc.	41,679	258
	eResearchTechnology Inc.	31,534	252
*	Alnylam Pharmaceuticals Inc.	21,402	250
	US Physical Therapy Inc.	9,706	247
*	Progenics Pharmaceuticals Inc.	24,957	244
*	Navidea Biopharmaceuticals Inc.	64,777	241
*	Sangamo Biosciences Inc.	43,145	238
*	Ligand Pharmaceuticals Inc. Class B	13,865	235
*	Capital Senior Living Corp.	22,128	235
*	Endocyte Inc.	28,491	234
*	Enzon Pharmaceuticals Inc.	33,855	233
*	PharMerica Corp.	21,138	231
*	Select Medical Holdings Corp.	22,655	229
*	Depomed Inc.	39,879	227
	Ensign Group Inc.	7,970	225
*	Affymetrix Inc.	47,830	224
*	Emergent Biosolutions Inc.	14,739	223
*	AVEO Pharmaceuticals Inc.	18,339	223
*	Sciclone Pharmaceuticals Inc.	31,683	222
*	AMAG Pharmaceuticals Inc.	14,059	217
*	HealthStream Inc.	8,320	216
*	Amedisys Inc.	17,343	216
*	Arqule Inc.	36,032	214
*	Universal American Corp.	20,228	213
*	IRIS International Inc.	18,239	206
*	MModal Inc.	15,870	206
	Assisted Living Concepts Inc. Class A	14,423	205
*	Immunomedics Inc.	56,770	203
*	Healthways Inc.	25,320	202
*	RTI Biologics Inc.	53,268	200
*	AngioDynamics Inc.	16,480	198
*	BioScrip Inc.	25,477	189
*	Hi-Tech Pharmacal Co. Inc.	5,631	182
*	Anika Therapeutics Inc.	13,358	182
*	Solta Medical Inc.	58,022	170
*	Symmetry Medical Inc.	19,705	169

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Triple-S Management Corp. Class B	9,244	169
	National Healthcare Corp.	3,658	165
*	MannKind Corp.	72,176	165
*	Oncothyreon Inc.	34,916	163
*	Staar Surgical Co.	20,857	162
*	Vanguard Health Systems Inc.	17,993	160
*	Acadia Healthcare Co. Inc.	9,100	160
*	Geron Corp.	91,251	157
*	Sun Healthcare Group Inc.	18,664	156
*	XOMA Corp.	51,270	154
*	Cambrex Corp.	15,774	148
*	AMN Healthcare Services Inc.	24,806	147
*	Targacept Inc.	33,767	145
*	Pain Therapeutics Inc.	30,441	143
	Atrion Corp.	694	142
*	Gentiva Health Services Inc.	20,478	142
*	SurModics Inc.	8,196	142
*	Zalicus Inc.	116,845	140
*	XenoPort Inc.	22,998	139
*	LHC Group Inc.	8,033	136
*	Santarus Inc.	18,745	133
*	Allos Therapeutics Inc.	72,925	131
*	Unilife Corp.	37,990	128
*	CryoLife Inc.	24,270	127
*	Array BioPharma Inc.	35,560	123
*	BioCryst Pharmaceuticals Inc.	30,935	123
*	Cell Therapeutics Inc.	210,035	122
	Young Innovations Inc.	3,431	118
*	Metropolitan Health Networks Inc.	12,317	118
*	Furiex Pharmaceuticals Inc.	5,564	117
*	Maxygen Inc.	19,449	116
*	Alphatec Holdings Inc.	62,759	115
*	Synageva BioPharma Corp.	2,808	114
*	Amicus Therapeutics Inc.	20,014	110
*	Rochester Medical Corp.	10,205	110
*	Obagi Medical Products Inc.	7,106	109
*	Hansen Medical Inc.	46,281	105
*	Cerus Corp.	31,576	105
*	Tornier NV	4,670	105
*	Biotime Inc.	22,685	104
*	Novavax Inc.	66,616	104
*	Medtox Scientific Inc.	3,823	103
*	Omeros Corp.	10,163	102
*	Cross Country Healthcare Inc.	23,007	101
*	Antares Pharma Inc.	27,602	100
*	Providence Service Corp.	7,254	99
*	Palomar Medical Technologies Inc.	11,683	99
*	Cardiovascular Systems Inc.	10,133	99
*	PROLOR Biotech Inc.	19,756	99
*	Pozen Inc.	15,678	98
*	ACADIA Pharmaceuticals Inc.	54,396	96
*	GTx Inc.	27,024	95
*	Exactech Inc.	5,675	95
*,^	Osiris Therapeutics Inc.	8,327	91
*	Astex Pharmaceuticals	41,117	86
*	Aegerion Pharmaceuticals Inc.	5,735	85
*	Raptor Pharmaceutical Corp.	14,889	83
*	Dyax Corp.	39,056	83
*	Celldex Therapeutics Inc.	15,974	83
*	Merge Healthcare Inc.	28,266	81
*	Cadence Pharmaceuticals Inc.	21,509	77
*	Chindex International Inc.	7,782	76
*,^	MELA Sciences Inc.	23,282	76
*	Almost Family Inc.	3,364	75

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Infinity Pharmaceuticals Inc.	5,427	74
*	Pacira Pharmaceuticals Inc.	4,384	70
*	Five Star Quality Care Inc.	22,405	69
*	SIGA Technologies Inc.	23,958	69
*	Biolase Inc.	32,913	64
*	Fluidigm Corp.	4,233	64
*	Transcept Pharmaceuticals Inc.	10,100	63
*	PDI Inc.	7,191	59
*	OncoGenex Pharmaceutical Inc.	4,401	59
*	Cytokinetics Inc.	91,898	59
*	Harvard Bioscience Inc.	15,002	57
*	Cynosure Inc. Class A	2,665	56
*	AVI BioPharma Inc.	88,374	55
*	Clovis Oncology Inc.	2,537	55
	Psychemedics Corp.	5,340	55
*	Lannett Co. Inc.	12,824	54
*	Vascular Solutions Inc.	4,150	52
*	Synta Pharmaceuticals Corp.	9,045	49
*	Skilled Healthcare Group Inc.	7,829	49
*	Keryx Biopharmaceuticals Inc.	26,739	48
*	Codexis Inc.	12,540	47
*	Cytori Therapeutics Inc.	17,311	47
*	Chelsea Therapeutics International Ltd.	30,516	45
*	Apricus Biosciences Inc.	12,988	44
*	Nabi Biopharmaceuticals	27,892	44
*	Zogenix Inc.	17,674	44
*,^	Aastrom Biosciences Inc.	20,330	44
*	CytRx Corp.	9,501	44
*	Peregrine Pharmaceuticals Inc.	80,399	43
*	Biospecifics Technologies Corp.	2,292	43
*	Medical Action Industries Inc.	11,756	41
*	Sagent Pharmaceuticals Inc.	2,255	41
*	Repligen Corp.	9,409	40
*	Durect Corp.	43,794	40
*	Hooper Holmes Inc.	69,270	40
*	Albany Molecular Research Inc.	15,491	40
*	Vanda Pharmaceuticals Inc.	8,947	39
*	LCA-Vision Inc.	8,549	37
*	Biosante Pharmaceuticals Inc.	14,250	36
*	Metabolix Inc.	18,733	35
*	Myrexis Inc.	12,740	33
*	AtriCure Inc.	3,429	33
*	Cutera Inc.	4,463	32
*	RadNet Inc.	11,986	32
*,^	Savient Pharmaceuticals Inc.	57,226	31
*	Delcath Systems Inc.	18,227	30
*	BioMimetic Therapeutics Inc.	11,147	29
*	Sucampo Pharmaceuticals Inc. Class A	4,106	29
*	Columbia Laboratories Inc.	40,148	27
*	Theragenics Corp.	13,219	27
*	Pacific Biosciences of California Inc.	11,021	24
*	Insmed Inc.	7,311	24
*	Enzo Biochem Inc.	13,621	23
	National Research Corp.	427	22
*	Trius Therapeutics Inc.	3,800	22
*	EnteroMedics Inc.	6,331	22
*	Dusa Pharmaceuticals Inc.	4,122	22
	Utah Medical Products Inc.	630	21
*	Cumberland Pharmaceuticals Inc.	3,142	20
*	GenVec Inc.	8,464	20
*	Inovio Pharmaceuticals Inc.	42,536	20
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*,^	KV Pharmaceutical Co. Class A	31,528	17
*	Agenus Inc.	3,040	16

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Hemispherx Biopharma Inc.	55,442	15
*	Mediware Information Systems	1,053	15
*	CardioNet Inc.	7,373	15
*	Alliance HealthCare Services Inc.	14,065	14
*	Anacor Pharmaceuticals Inc.	2,145	14
*	Somaxon Pharmaceuticals Inc.	48,102	14
*	Strategic Diagnostics Inc.	11,377	14
*	Cornerstone Therapeutics Inc.	1,995	13
*	NewLink Genetics Corp.	831	12
*	Synergetics USA Inc.	2,643	12
*	Authentidate Holding Corp.	17,998	12
*	BioClinica Inc.	2,392	12
*	Repros Therapeutics Inc.	1,256	11
*	Vision Sciences Inc.	7,510	11
*	Discovery Laboratories Inc.	4,729	11
*	Cardica Inc.	5,774	11
*	Rockwell Medical Technologies Inc.	1,100	10
*	Icad Inc.	21,800	10
*	ThermoGenesis Corp.	9,641	9
*,^	Complete Genomics Inc.	4,884	9
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	9,500	9
*	Entremed Inc.	4,828	9
*	Sharps Compliance Corp.	2,564	9
*	Galena Biopharma Inc.	5,236	9
*	Bovie Medical Corp.	3,373	8
*	Alimera Sciences Inc.	2,578	8
*	Cleveland Biolabs Inc.	4,857	8
*	BSD Medical Corp.	4,539	7
*	Cel-Sci Corp.	19,362	7
*	Digirad Corp.	3,306	7
*	Alexza Pharmaceuticals Inc.	1,556	7
*	Acura Pharmaceuticals Inc.	2,008	6
*	Arrowhead Research Corp.	1,518	6
*	Stereotaxis Inc.	26,943	6
*	ERBA Diagnostics Inc.	8,700	6
*	Epocrates Inc.	600	5
*	Idera Pharmaceuticals Inc.	4,300	5
*	Anthera Pharmaceuticals Inc.	6,533	4
*	TranS1 Inc.	1,691	4
*	StemCells Inc.	4,690	4
*	Biodel Inc.	500	1
	Daxor Corp.	100	1
*	ADVENTRX Pharmaceuticals Inc.	1,416	1
*	Palatin Technologies Inc.	160	—
			1,169,748
Industrials (6.6%)
	General Electric Co.	6,914,888	144,106
	United Technologies Corp.	565,061	42,679
	3M Co.	431,345	38,649
	Union Pacific Corp.	313,805	37,440
	United Parcel Service Inc. Class B	472,415	37,207
	Caterpillar Inc.	423,283	35,941
	Boeing Co.	463,046	34,404
	Honeywell International Inc.	481,450	26,884
	Emerson Electric Co.	480,378	22,376
	Deere & Co.	250,552	20,262
	Danaher Corp.	382,888	19,941
	FedEx Corp.	195,254	17,887
	Tyco International Ltd.	301,469	15,933
	Lockheed Martin Corp.	180,653	15,731
	Precision Castparts Corp.	94,917	15,613
	Norfolk Southern Corp.	215,765	15,485
	CSX Corp.	688,553	15,396
	Illinois Tool Works Inc.	284,834	15,065

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	General Dynamics Corp.	198,555	13,097
	Raytheon Co.	222,295	12,580
	Cummins Inc.	119,225	11,554
	Goodrich Corp.	82,247	10,437
	Northrop Grumman Corp.	156,968	10,013
	Waste Management Inc.	286,595	9,572
	PACCAR Inc.	221,814	8,693
	Eaton Corp.	207,971	8,242
	Ingersoll-Rand plc	194,598	8,208
	Parker Hannifin Corp.	98,759	7,593
	WW Grainger Inc.	39,020	7,462
	Fastenal Co.	183,744	7,407
	Cooper Industries plc	103,826	7,079
	Stanley Black & Decker Inc.	105,648	6,799
	Dover Corp.	120,320	6,450
	CH Robinson Worldwide Inc.	107,069	6,267
	Roper Industries Inc.	63,324	6,242
	Rockwell Automation Inc.	93,379	6,169
*	Delta Air Lines Inc.	553,831	6,064
	Republic Services Inc. Class A	206,250	5,457
	Fluor Corp.	110,509	5,453
	Expeditors International of Washington Inc.	139,159	5,392
*	United Continental Holdings Inc.	217,812	5,299
	AMETEK Inc.	105,345	5,258
*	Stericycle Inc.	55,445	5,083
	Kansas City Southern	71,903	5,002
	L-3 Communications Holdings Inc.	64,923	4,805
	Southwest Airlines Co.	505,068	4,657
	Rockwell Collins Inc.	92,758	4,578
	Textron Inc.	182,865	4,548
*	Verisk Analytics Inc. Class A	91,653	4,515
*	TransDigm Group Inc.	31,567	4,239
	Pall Corp.	75,474	4,137
	Flowserve Corp.	35,771	4,105
	Joy Global Inc.	70,161	3,980
*	IHS Inc. Class A	36,565	3,939
	Equifax Inc.	78,613	3,663
	JB Hunt Transport Services Inc.	61,390	3,659
	Masco Corp.	236,547	3,281
*	Quanta Services Inc.	135,850	3,270
*	Jacobs Engineering Group Inc.	84,231	3,189
	Donaldson Co. Inc.	92,480	3,086
	Xylem Inc.	121,046	3,047
*	BE Aerospace Inc.	68,211	2,978
	Cintas Corp.	76,690	2,961
*	AGCO Corp.	63,820	2,918
	Iron Mountain Inc.	84,415	2,782
	Hubbell Inc. Class B	34,112	2,659
	Robert Half International Inc.	88,324	2,523
	Timken Co.	54,571	2,499
	Pentair Inc.	65,020	2,489
	Wabtec Corp.	31,470	2,455
	KBR Inc.	96,956	2,396
	Snap-on Inc.	38,215	2,379
	Waste Connections Inc.	76,878	2,300
	Towers Watson & Co. Class A	38,297	2,294
	Lincoln Electric Holdings Inc.	52,262	2,289
*	Hertz Global Holdings Inc.	177,231	2,269
*	WABCO Holdings Inc.	42,672	2,259
	Dun & Bradstreet Corp.	31,209	2,221
	SPX Corp.	33,519	2,189
*	Nielsen Holdings NV	82,473	2,162
	Carlisle Cos. Inc.	40,701	2,158
*	Owens Corning	75,322	2,150

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	IDEX Corp.	54,889	2,140
*	Fortune Brands Home & Security Inc.	93,643	2,085
	MSC Industrial Direct Co. Inc. Class A	30,963	2,030
	Pitney Bowes Inc.	131,672	1,971
	Corrections Corp. of America	65,729	1,936
	Manpower Inc.	52,715	1,932
	Avery Dennison Corp.	70,259	1,921
	Nordson Corp.	37,093	1,902
	Valmont Industries Inc.	15,602	1,887
*	Spirit Aerosystems Holdings Inc. Class A	77,617	1,850
	Triumph Group Inc.	32,845	1,848
	URS Corp.	52,666	1,837
	Graco Inc.	39,496	1,820
*	United Rentals Inc.	52,071	1,772
*	Babcock & Wilcox Co.	72,276	1,771
*	Clean Harbors Inc.	31,226	1,762
	Gardner Denver Inc.	33,246	1,759
	Kennametal Inc.	52,549	1,742
*	Copart Inc.	72,522	1,718
*	Hexcel Corp.	65,329	1,685
	Regal-Beloit Corp.	26,824	1,670
*	Alaska Air Group Inc.	46,472	1,668
*	WESCO International Inc.	28,718	1,653
	Woodward Inc.	40,775	1,608
	Landstar System Inc.	30,789	1,592
	CLARCOR Inc.	33,001	1,589
*	Kirby Corp.	33,302	1,568
*	Sensata Technologies Holding NV	57,937	1,552
*	Dollar Thrifty Automotive Group Inc.	18,685	1,513
	Alexander & Baldwin Inc.	27,642	1,472
	Toro Co.	19,860	1,456
^	RR Donnelley & Sons Co.	121,704	1,432
*	Teledyne Technologies Inc.	23,224	1,432
*	US Airways Group Inc.	106,455	1,419
	Acuity Brands Inc.	27,737	1,412
*	Genesee & Wyoming Inc. Class A	26,521	1,401
	Covanta Holding Corp.	80,564	1,382
*	Chart Industries Inc.	19,637	1,350
	Con-way Inc.	36,765	1,328
	Trinity Industries Inc.	53,001	1,324
	Lennox International Inc.	28,377	1,323
*	Huntington Ingalls Industries Inc.	32,142	1,293
*	Terex Corp.	72,132	1,286
	AO Smith Corp.	26,052	1,274
*	Esterline Technologies Corp.	20,358	1,269
*	Foster Wheeler AG	71,414	1,238
*	Old Dominion Freight Line Inc.	28,519	1,235
	Watsco Inc.	16,677	1,231
*	Polypore International Inc.	30,464	1,230
*	Middleby Corp.	12,337	1,229
	EMCOR Group Inc.	44,025	1,225
	Ryder System Inc.	33,860	1,219
	Actuant Corp. Class A	44,690	1,214
	Exelis Inc.	121,181	1,195
*	Shaw Group Inc.	43,070	1,176
*	Navistar International Corp.	41,378	1,174
*	AECOM Technology Corp.	70,146	1,154
	Robbins & Myers Inc.	27,000	1,129
*	Oshkosh Corp.	53,858	1,128
	GATX Corp.	29,239	1,126
	Crane Co.	30,774	1,120
*	EnerSys	31,450	1,103
	Alliant Techsystems Inc.	21,705	1,098
*	Advisory Board Co.	22,028	1,092

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Moog Inc. Class A	26,134	1,081
*	Tetra Tech Inc.	41,304	1,077
	Harsco Corp.	52,793	1,076
*	Avis Budget Group Inc.	70,023	1,064
*	Acacia Research Corp.	28,304	1,054
*	Portfolio Recovery Associates Inc.	11,442	1,044
	ITT Corp.	59,244	1,043
*	Colfax Corp.	36,638	1,010
	Belden Inc.	30,278	1,010
	UTi Worldwide Inc.	67,333	984
	Rollins Inc.	43,720	978
	Manitowoc Co. Inc.	83,315	975
*	Air Lease Corp.	48,953	949
*	Geo Group Inc.	41,201	936
*	USG Corp.	48,286	920
	Applied Industrial Technologies Inc.	24,842	915
	Macquarie Infrastructure Co. LLC	27,197	905
	Brady Corp. Class A	32,707	900
	Curtiss-Wright Corp.	28,862	896
	Corporate Executive Board Co.	21,884	895
*	General Cable Corp.	34,116	885
*	Hub Group Inc. Class A	24,419	884
*	JetBlue Airways Corp.	166,144	881
	Deluxe Corp.	33,636	839
	Healthcare Services Group Inc.	42,657	827
	Mine Safety Appliances Co.	20,478	824
	Mueller Industries Inc.	18,900	805
	Raven Industries Inc.	11,385	792
*	FTI Consulting Inc.	27,319	785
*	GrafTech International Ltd.	81,021	782
*	Beacon Roofing Supply Inc.	30,537	770
*	ACCO Brands Corp.	74,263	768
	Armstrong World Industries Inc.	15,516	763
	HNI Corp.	29,314	755
	Simpson Manufacturing Co. Inc.	25,512	753
*	Atlas Air Worldwide Holdings Inc.	17,231	750
	Barnes Group Inc.	30,686	745
	Brink's Co.	31,153	722
	United Stationers Inc.	26,722	720
	Herman Miller Inc.	38,727	717
	Forward Air Corp.	21,767	702
	Werner Enterprises Inc.	29,269	699
*	Allegiant Travel Co. Class A	10,010	697
	ABM Industries Inc.	35,559	696
*	RBC Bearings Inc.	14,412	682
	TAL International Group Inc.	20,149	675
	Knight Transportation Inc.	41,072	657
	Franklin Electric Co. Inc.	12,649	647
*	MasTec Inc.	42,369	637
	Granite Construction Inc.	24,121	630
	Titan International Inc.	25,148	617
	HEICO Corp. Class A	18,366	592
*	Spirit Airlines Inc.	30,334	590
*	Interline Brands Inc.	23,489	589
*	II-VI Inc.	35,112	585
	ESCO Technologies Inc.	15,980	582
	Watts Water Technologies Inc. Class A	16,933	565
*	Swift Transportation Co.	59,729	564
	Steelcase Inc. Class A	61,089	552
*	EnPro Industries Inc.	14,374	537
*	Interface Inc. Class A	38,594	526
	Briggs & Stratton Corp.	30,014	525
*	Seaboard Corp.	241	514
	UniFirst Corp.	8,018	511

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Heartland Express Inc.	35,713	511
	Cubic Corp.	10,315	496
*	Dycom Industries Inc.	26,195	487
	Universal Forest Products Inc.	12,347	481
	Kaman Corp.	15,191	470
*	Blount International Inc.	31,829	466
	Insperity Inc.	17,044	461
*	TrueBlue Inc.	29,555	458
	HEICO Corp.	11,475	453
*	Encore Capital Group Inc.	14,903	441
*	Sykes Enterprises Inc.	27,649	441
	Lindsay Corp.	6,747	438
*	Orbital Sciences Corp.	33,890	438
	Knoll Inc.	32,546	437
	Kaydon Corp.	20,179	432
	Quanex Building Products Corp.	23,333	417
	Aircastle Ltd.	34,202	412
	Tennant Co.	10,272	410
	Amerco Inc.	4,474	403
	Ceradyne Inc.	15,570	399
*	Aegion Corp. Class A	22,297	399
	Resources Connection Inc.	31,933	393
*	Huron Consulting Group Inc.	12,239	387
	AZZ Inc.	6,296	386
	Standex International Corp.	8,993	383
*	Exponent Inc.	7,175	379
*	Mobile Mini Inc.	25,918	373
	Apogee Enterprises Inc.	23,089	371
	McGrath RentCorp	13,927	369
*	Korn/Ferry International	25,692	369
*	KAR Auction Services Inc.	21,342	367
*	Navigant Consulting Inc.	28,877	365
*	Trimas Corp.	18,062	363
	Mueller Water Products Inc. Class A	103,668	359
*	DigitalGlobe Inc.	23,533	357
	AAR Corp.	26,216	353
	Encore Wire Corp.	13,150	352
*	Generac Holdings Inc.	14,517	349
*	Kforce Inc.	25,725	346
	American Science & Engineering Inc.	5,972	337
*	Astec Industries Inc.	10,710	329
*	Meritor Inc.	62,385	326
*	Titan Machinery Inc.	10,683	324
	Altra Holdings Inc.	20,326	321
	Cascade Corp.	6,795	320
*	InnerWorkings Inc.	23,576	319
*	Team Inc.	10,152	317
	Gorman-Rupp Co.	10,510	313
*	H&E Equipment Services Inc.	20,696	311
*	Wabash National Corp.	46,574	308
	AAON Inc.	16,188	305
*	Rush Enterprises Inc. Class A	18,474	302
	Griffon Corp.	35,054	301
	CIRCOR International Inc.	8,689	296
	Sun Hydraulics Corp.	12,172	296
	Arkansas Best Corp.	23,033	290
*	On Assignment Inc.	18,116	289
	G&K Services Inc. Class A	9,063	283
*	GenCorp Inc.	43,297	282
*	Taser International Inc.	53,773	282
	NACCO Industries Inc. Class A	2,423	282
	Albany International Corp.	14,959	280
	Sauer-Danfoss Inc.	7,827	273
*	Kadant Inc.	11,637	273

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	MYR Group Inc.	15,966	272
*	ICF International Inc.	11,385	271
*	Tutor Perini Corp.	21,411	271
	Celadon Group Inc.	16,274	267
*	Federal Signal Corp.	44,892	262
	Ennis Inc.	16,784	258
	Great Lakes Dredge & Dock Corp.	35,589	253
*	Mistras Group Inc.	9,486	249
	FreightCar America Inc.	10,711	246
*	GP Strategies Corp.	13,141	243
*,^	American Superconductor Corp.	51,337	241
	Comfort Systems USA Inc.	23,968	240
*,^	Swisher Hygiene Inc.	94,801	240
*	RailAmerica Inc.	9,788	237
*	Lydall Inc.	17,493	236
*	Aerovironment Inc.	8,950	235
*	Builders FirstSource Inc.	48,999	232
*	Saia Inc.	10,405	228
	Viad Corp.	11,356	227
	John Bean Technologies Corp.	16,323	221
*	Odyssey Marine Exploration Inc.	59,044	221
	SkyWest Inc.	32,988	215
	Alamo Group Inc.	6,801	213
*	Greenbrier Cos. Inc.	11,981	211
*	Astronics Corp.	7,457	211
*	Columbus McKinnon Corp.	13,843	209
*	Capstone Turbine Corp.	206,590	209
	US Ecology Inc.	11,545	205
*	CBIZ Inc.	34,285	204
	Kelly Services Inc. Class A	15,756	203
*	American Reprographics Co.	40,434	203
*	Layne Christensen Co.	9,723	201
*	Trex Co. Inc.	6,362	191
	Marten Transport Ltd.	8,656	184
*	DXP Enterprises Inc.	4,356	181
	CDI Corp.	11,000	180
*	GeoEye Inc.	11,566	179
	Kimball International Inc. Class B	23,209	179
	Heidrick & Struggles International Inc.	9,960	174
	LB Foster Co. Class A	6,035	173
*	RPX Corp.	11,987	172
*	Powell Industries Inc.	4,576	171
	Quad/Graphics Inc.	11,733	169
*	Standard Parking Corp.	7,782	167
*	Furmanite Corp.	34,003	165
	National Presto Industries Inc.	2,362	165
*	Consolidated Graphics Inc.	5,594	162
	Primoris Services Corp.	13,354	160
	Global Power Equipment Group Inc.	7,182	157
	Graham Corp.	8,237	153
	Multi-Color Corp.	6,875	153
*	Flow International Corp.	48,130	152
	Intersections Inc.	9,353	148
*	Hawaiian Holdings Inc.	22,370	146
	Houston Wire & Cable Co.	13,216	144
*	Pacer International Inc.	25,829	140
*	CAI International Inc.	6,958	138
*	Gibraltar Industries Inc.	13,317	138
	Miller Industries Inc.	8,444	135
*	FuelCell Energy Inc.	132,096	133
	Vicor Corp.	19,156	133
*	Park-Ohio Holdings Corp.	6,929	132
	Aceto Corp.	14,366	130
*	Michael Baker Corp.	4,938	129

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Republic Airways Holdings Inc.	22,342	124
*	American Woodmark Corp.	7,124	122
*	Air Transport Services Group Inc.	23,358	121
*	Accuride Corp.	20,077	120
*,^	A123 Systems Inc.	94,397	119
*	Casella Waste Systems Inc. Class A	19,716	115
	Twin Disc Inc.	6,195	115
*	Commercial Vehicle Group Inc.	13,259	114
*	Cenveo Inc.	58,650	113
*	EnergySolutions Inc.	64,560	109
*	Sterling Construction Co. Inc.	10,629	109
*	Fuel Tech Inc.	22,233	108
	Ampco-Pittsburgh Corp.	5,663	104
*	American Railcar Industries Inc.	3,786	103
*	Northwest Pipe Co.	4,138	100
*	NN Inc.	9,782	100
	Douglas Dynamics Inc.	6,904	98
*	LMI Aerospace Inc.	5,487	95
	Met-Pro Corp.	10,328	95
	Dynamic Materials Corp.	5,484	95
*	Quality Distribution Inc.	8,481	94
	Schawk Inc. Class A	7,377	94
	Insteel Industries Inc.	8,334	93
*	Perma-Fix Environmental Services	79,328	93
*	Wesco Aircraft Holdings Inc.	7,100	90
*	Orion Marine Group Inc.	12,711	88
*,^	Zipcar Inc.	7,300	86
*	Thermon Group Holdings Inc.	4,120	85
*	Willis Lease Finance Corp.	6,897	85
*	Dolan Co.	12,430	84
*	Pike Electric Corp.	10,717	83
*	Pendrell Corp.	73,546	82
*	Echo Global Logistics Inc.	4,255	81
*	Kratos Defense & Security Solutions Inc.	13,684	80
*	TRC Cos. Inc.	13,085	80
*	XPO Logistics Inc.	4,704	79
*	Heritage-Crystal Clean Inc.	4,692	77
*	Metalico Inc.	34,810	77
*	Hudson Global Inc.	18,270	76
*	NCI Building Systems Inc.	6,866	74
*	Asset Acceptance Capital Corp.	10,857	74
*	EnerNOC Inc.	10,170	74
	Courier Corp.	5,480	73
*	CRA International Inc.	4,914	72
	Preformed Line Products Co.	1,227	71
	SeaCube Container Leasing Ltd.	4,160	71
*	BlueLinx Holdings Inc.	30,118	71
	Asta Funding Inc.	7,505	70
*	Roadrunner Transportation Systems Inc.	4,152	70
*	Ducommun Inc.	6,959	68
*	Energy Recovery Inc.	27,356	66
	International Shipholding Corp.	3,446	65
	LSI Industries Inc.	9,079	65
*	Genco Shipping & Trading Ltd.	19,732	60
*	USA Truck Inc.	11,774	55
*	Ameresco Inc. Class A	4,642	55
*	PMFG Inc.	6,918	54
	Barrett Business Services Inc.	2,491	53
*	Key Technology Inc.	5,155	52
*	Hill International Inc.	15,822	51
*	Omega Flex Inc.	4,103	49
*	Valence Technology Inc.	78,290	49
*	Hurco Cos. Inc.	2,292	47
	Baltic Trading Ltd.	13,281	46

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	PowerSecure International Inc.	9,123	45
*	Ultralife Corp.	11,350	44
*	Patriot Transportation Holding Inc.	1,824	43
*	KEYW Holding Corp.	3,868	39
*	AT Cross Co. Class A	3,822	38
	PAM Transportation Services Inc.	3,724	36
	Argan Inc.	2,465	34
*	Tecumseh Products Co. Class A	6,781	34
*	Magnetek Inc.	2,118	33
	VSE Corp.	1,353	32
*	Active Power Inc.	38,722	31
	LS Starrett Co. Class A	2,650	31
*	Plug Power Inc.	26,236	30
*	Covenant Transportation Group Inc. Class A	8,013	30
	Hardinge Inc.	3,155	29
*	Orion Energy Systems Inc.	13,048	29
	Lawson Products Inc.	2,928	27
	SL Industries Inc.	1,950	26
*	Sparton Corp.	2,504	25
*	Franklin Covey Co.	2,286	23
*	Eagle Bulk Shipping Inc.	7,127	23
*	Xerium Technologies Inc.	7,688	22
*	Integrated Electrical Services Inc.	7,350	20
*	Innovative Solutions & Support Inc.	5,724	19
	Coleman Cable Inc.	2,064	18
	US Home Systems Inc.	1,619	16
	Sypris Solutions Inc.	2,100	15
*	Broadwind Energy Inc.	53,910	15
*	Virco Manufacturing Corp.	7,831	13
*	Satcon Technology Corp.	43,610	10
	Ceco Environmental Corp.	1,246	10
*	Astronics Corp. Class B	369	10
*	Lime Energy Co.	3,621	8
*	Innotrac Corp.	5,748	8
*	Frozen Food Express Industries	6,120	7
*	Altair Nanotechnologies Inc.	11,679	6
*	Tecumseh Products Co. Class B	1,000	5
*	Arotech Corp.	4,507	5
	Standard Register Co.	6,708	4
*	PGT Inc.	1,264	4
*,^	Hoku Corp.	28,093	4
*	Ampal American Israel Class A	28,551	4
	Eastern Co.	156	3
*	TMS International Corp. Class A	200	2
	Acorn Energy Inc.	200	2
			1,074,149
Information Technology (11.6%)
*	Apple Inc.	609,303	355,833
	Microsoft Corp.	4,935,104	150,965
	International Business Machines Corp.	719,351	140,691
*	Google Inc. Class A	168,578	97,787
	Intel Corp.	3,264,954	87,011
	Oracle Corp.	2,627,535	78,038
	QUALCOMM Inc.	1,105,431	61,550
	Cisco Systems Inc.	3,519,715	60,433
	Visa Inc. Class A	343,325	42,445
*	EMC Corp.	1,341,886	34,393
*	eBay Inc.	757,010	31,802
	Mastercard Inc. Class A	71,380	30,701
	Hewlett-Packard Co.	1,291,553	25,973
	Accenture plc Class A	423,173	25,428
	Texas Instruments Inc.	749,014	21,489
	Automatic Data Processing Inc.	320,782	17,855
	Corning Inc.	994,890	12,864

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Dell Inc.	998,376	12,500
*	Yahoo! Inc.	754,212	11,939
*	Cognizant Technology Solutions Corp. Class A	198,590	11,915
*	Salesforce.com Inc.	84,461	11,678
	Intuit Inc.	183,447	10,888
	Broadcom Corp. Class A	321,977	10,883
*	Adobe Systems Inc.	322,690	10,445
*	Citrix Systems Inc.	121,394	10,190
	Applied Materials Inc.	845,508	9,690
*	Facebook Inc. Class A	287,228	8,939
	TE Connectivity Ltd.	278,644	8,892
	Motorola Solutions Inc.	176,872	8,509
*	Teradata Corp.	109,519	7,886
*	NetApp Inc.	234,706	7,468
	Analog Devices Inc.	194,983	7,345
	Altera Corp.	211,182	7,146
*	Red Hat Inc.	126,497	7,145
*	Symantec Corp.	476,821	6,966
	Xerox Corp.	871,822	6,861
	Western Union Co.	406,113	6,839
	Paychex Inc.	213,646	6,711
*	Fiserv Inc.	90,643	6,546
	Seagate Technology plc	264,595	6,543
	CA Inc.	222,816	6,036
	Amphenol Corp. Class A	106,760	5,863
*	SanDisk Corp.	158,899	5,797
	Xilinx Inc.	171,748	5,766
*	Juniper Networks Inc.	345,055	5,628
*	NVIDIA Corp.	400,547	5,536
	Avago Technologies Ltd.	151,476	5,438
	KLA-Tencor Corp.	108,998	5,368
*	Equinix Inc.	30,514	5,360
*	F5 Networks Inc.	52,037	5,181
*	Autodesk Inc.	147,894	5,175
	Fidelity National Information Services Inc.	151,400	5,160
*	Lam Research Corp.	131,848	4,976
	Maxim Integrated Products Inc.	190,683	4,889
*	VMware Inc. Class A	53,250	4,848
	Linear Technology Corp.	149,735	4,691
*	Western Digital Corp.	153,567	4,681
*	BMC Software Inc.	107,347	4,582
*	VeriSign Inc.	104,391	4,548
*	Alliance Data Systems Corp.	32,812	4,430
	Microchip Technology Inc.	125,701	4,158
*	Micron Technology Inc.	646,246	4,078
*	ANSYS Inc.	60,977	3,848
*	Nuance Communications Inc.	161,430	3,845
*	Trimble Navigation Ltd.	81,700	3,759
*	Akamai Technologies Inc.	116,645	3,703
	Marvell Technology Group Ltd.	324,330	3,658
	Activision Blizzard Inc.	293,922	3,524
*	Skyworks Solutions Inc.	123,379	3,377
*	TIBCO Software Inc.	109,196	3,267
	Harris Corp.	74,427	3,115
*	Rackspace Hosting Inc.	70,546	3,100
*	Informatica Corp.	70,407	2,982
*	LinkedIn Corp. Class A	27,900	2,965
*	Avnet Inc.	95,197	2,938
*	Ariba Inc.	65,421	2,928
*	Flextronics International Ltd.	450,319	2,792
*	Synopsys Inc.	94,433	2,779
*	Electronic Arts Inc.	217,130	2,682
*	MICROS Systems Inc.	52,365	2,681
*	Gartner Inc.	61,461	2,646

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	FactSet Research Systems Inc.	28,079	2,610
	Total System Services Inc.	105,797	2,532
	Jabil Circuit Inc.	123,978	2,520
	Computer Sciences Corp.	101,452	2,518
*	Arrow Electronics Inc.	73,366	2,407
*	LSI Corp.	372,007	2,370
*	NCR Corp.	103,890	2,361
*	VeriFone Systems Inc.	70,126	2,320
	IAC/InterActiveCorp	49,704	2,266
*	Advanced Micro Devices Inc.	389,355	2,231
	Global Payments Inc.	51,513	2,227
	SAIC Inc.	178,547	2,164
*	ON Semiconductor Corp.	295,947	2,101
*	Concur Technologies Inc.	30,525	2,079
*	Atmel Corp.	298,733	2,002
*	Cadence Design Systems Inc.	180,919	1,988
	FLIR Systems Inc.	101,332	1,976
	Solera Holdings Inc.	46,140	1,928
*	Fortinet Inc.	82,301	1,911
	Jack Henry & Associates Inc.	54,155	1,869
*	Cree Inc.	72,500	1,861
*	AOL Inc.	62,841	1,765
*	Ingram Micro Inc.	99,414	1,737
	Broadridge Financial Solutions Inc.	81,257	1,728
*	Teradyne Inc.	121,902	1,714
	National Instruments Corp.	63,360	1,702
*	JDS Uniphase Corp.	154,109	1,695
	MercadoLibre Inc.	21,810	1,653
*	Parametric Technology Corp.	78,725	1,650
*	Riverbed Technology Inc.	97,918	1,581
	Molex Inc.	65,596	1,570
*	SolarWinds Inc.	35,643	1,553
	Diebold Inc.	40,818	1,507
*	Wright Express Corp.	24,404	1,506
*	Ultimate Software Group Inc.	16,659	1,485
*	NeuStar Inc. Class A	44,270	1,479
*	Aspen Technology Inc.	61,560	1,425
*	Brocade Communications Systems Inc.	288,252	1,421
*	Rovi Corp.	72,208	1,417
	Lender Processing Services Inc.	55,930	1,414
*	Dolby Laboratories Inc. Class A	33,870	1,399
*	CommVault Systems Inc.	27,862	1,381
*	CoStar Group Inc.	16,873	1,370
*	Compuware Corp.	143,517	1,333
*	Tech Data Corp.	27,287	1,314
	Lexmark International Inc. Class A	48,835	1,298
	Cypress Semiconductor Corp.	97,353	1,287
*	Cirrus Logic Inc.	42,171	1,260
	DST Systems Inc.	22,954	1,247
*	Polycom Inc.	116,508	1,226
	ADTRAN Inc.	39,806	1,202
*	Fairchild Semiconductor International Inc. Class A	83,180	1,173
*	Zebra Technologies Corp.	33,966	1,167
*	FEI Co.	24,192	1,157
	Convergys Corp.	78,248	1,156
	MAXIMUS Inc.	22,184	1,148
*	ACI Worldwide Inc.	25,790	1,140
*	Cymer Inc.	19,212	1,133
*	3D Systems Corp.	32,939	1,125
*	QLIK Technologies Inc.	50,124	1,109
*	Itron Inc.	26,329	1,086
*	Aruba Networks Inc.	71,566	1,077
*	Microsemi Corp.	58,207	1,076
*	Quest Software Inc.	38,223	1,064

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	FleetCor Technologies Inc.	30,366	1,064
*	Ciena Corp.	64,885	1,062
*	Arris Group Inc.	76,016	1,057
*	Semtech Corp.	42,846	1,042
*	CoreLogic Inc.	56,323	1,031
	Fair Isaac Corp.	24,035	1,016
*	ViaSat Inc.	26,801	1,012
	MKS Instruments Inc.	34,784	1,006
*	Silicon Laboratories Inc.	26,267	996
*	Sourcefire Inc.	19,072	980
*	Universal Display Corp.	27,216	978
	Anixter International Inc.	18,360	974
*	IPG Photonics Corp.	21,918	955
*	Hittite Microwave Corp.	18,574	949
*	PMC - Sierra Inc.	154,186	947
*,^	VirnetX Holding Corp.	26,757	943
	Plantronics Inc.	28,178	941
*	Mentor Graphics Corp.	61,397	921
*	Cavium Inc.	32,858	920
*	International Rectifier Corp.	45,726	914
*	Vishay Intertechnology Inc.	96,390	909
*	CACI International Inc. Class A	16,450	905
*	Veeco Instruments Inc.	25,989	893
*	QLogic Corp.	64,965	889
*	Finisar Corp.	59,382	888
	Intersil Corp. Class A	83,031	884
	Littelfuse Inc.	15,434	878
*	ValueClick Inc.	53,547	878
*	NetSuite Inc.	16,008	877
	InterDigital Inc.	29,523	871
*	Progress Software Corp.	41,520	867
*	NETGEAR Inc.	24,988	862
*	JDA Software Group Inc.	28,354	842
*	Cardtronics Inc.	27,820	840
*	Comverse Technology Inc.	143,773	837
*	DealerTrack Holdings Inc.	27,684	834
	Cognex Corp.	26,328	833
	j2 Global Inc.	30,476	805
*	RF Micro Devices Inc.	189,148	804
*	OSI Systems Inc.	12,543	794
*	Acxiom Corp.	51,566	779
*	Liquidity Services Inc.	15,187	777
	Tellabs Inc.	231,300	770
*	Entegris Inc.	90,139	770
	Blackbaud Inc.	29,970	769
	Heartland Payment Systems Inc.	25,522	768
	Sapient Corp.	73,873	744
*	Tyler Technologies Inc.	18,077	729
*	MicroStrategy Inc. Class A	5,517	716
*	Acme Packet Inc.	38,186	712
	Power Integrations Inc.	18,697	697
*	WebMD Health Corp.	33,545	688
*	Monster Worldwide Inc.	80,886	688
*	TriQuint Semiconductor Inc.	124,449	684
*	Fusion-io Inc.	32,400	677
*	Coherent Inc.	15,462	669
*	VistaPrint NV	20,702	669
	Syntel Inc.	10,992	667
*	TiVo Inc.	79,243	655
*	Manhattan Associates Inc.	14,059	643
*	Stratasys Inc.	12,959	642
*	Plexus Corp.	22,723	641
*	EchoStar Corp. Class A	24,086	636
*	LivePerson Inc.	32,556	621

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Synaptics Inc.	20,736	594
*	Advent Software Inc.	21,771	590
*	Integrated Device Technology Inc.	101,391	570
*	SYNNEX Corp.	16,028	553
	Ebix Inc.	27,582	550
*	Electronics for Imaging Inc.	33,499	544
*	First Solar Inc.	35,517	535
*	ScanSource Inc.	17,438	534
*	Zynga Inc. Class A	97,000	528
*	Bottomline Technologies Inc.	29,059	525
*	Ancestry.com Inc.	18,903	520
*	Kenexa Corp.	17,889	519
	Molex Inc. Class A	25,500	516
*	Websense Inc.	27,156	509
*	Insight Enterprises Inc.	30,101	507
*	Euronet Worldwide Inc.	29,540	506
*	OmniVision Technologies Inc.	37,841	506
*	Benchmark Electronics Inc.	35,965	502
*	OpenTable Inc.	11,097	499
*	Unisys Corp.	25,238	493
*	Tangoe Inc.	23,100	492
*	Standard Microsystems Corp.	13,310	491
	EarthLink Inc.	65,092	484
	Brooks Automation Inc.	50,844	480
	Tessera Technologies Inc.	31,203	480
*	Sanmina-SCI Corp.	57,137	468
*	ATMI Inc.	22,346	460
*	RealPage Inc.	19,827	459
*	SS&C Technologies Holdings Inc.	17,911	448
*	Take-Two Interactive Software Inc.	46,913	444
	Comtech Telecommunications Corp.	15,459	442
*	Spansion Inc. Class A	40,163	441
*	FARO Technologies Inc.	10,277	432
*	Monolithic Power Systems Inc.	21,753	432
*	Diodes Inc.	22,810	428
*	Rogers Corp.	10,800	428
*	Digital River Inc.	25,673	427
*	Ultratech Inc.	13,496	425
	Cabot Microelectronics Corp.	14,507	424
*	GT Advanced Technologies Inc.	78,674	415
*	Ixia	34,512	415
*	Amkor Technology Inc.	83,698	408
*	CSG Systems International Inc.	23,556	407
*	ExlService Holdings Inc.	16,207	399
*	BroadSoft Inc.	13,745	398
*	RealD Inc.	26,388	395
	NIC Inc.	30,927	393
*	Jive Software Inc.	18,655	392
*	Bankrate Inc.	21,100	388
*	Blucora Inc.	31,444	387
*	Netscout Systems Inc.	17,890	386
*	Synchronoss Technologies Inc.	20,787	384
	Forrester Research Inc.	11,313	383
	Loral Space & Communications Inc.	5,599	377
*	Emulex Corp.	52,039	375
*	Web.com Group Inc.	20,287	372
*	Infinera Corp.	54,139	370
*	Verint Systems Inc.	12,460	368
*	Rambus Inc.	64,001	367
*	Constant Contact Inc.	20,546	367
*	iGATE Corp.	21,476	366
*	TTM Technologies Inc.	38,752	365
	AVX Corp.	34,043	364
*	Accelrys Inc.	43,292	350

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Black Box Corp.	12,100	347
*	Rofin-Sinar Technologies Inc.	18,325	347
	MTS Systems Corp.	8,988	346
	United Online Inc.	80,401	339
*	Kulicke & Soffa Industries Inc.	37,673	336
	Mantech International Corp.Class A	14,170	333
*	TNS Inc.	18,358	329
	Badger Meter Inc.	8,607	323
*	Power-One Inc.	71,368	323
	OPNET	12,081	321
*	Cornerstone OnDemand Inc.	13,418	319
*	LogMeIn Inc.	10,421	318
*	Exar Corp.	38,906	317
*	Volterra Semiconductor Corp.	13,250	311
*	MEMC Electronic Materials Inc.	142,472	309
*	Dice Holdings Inc.	32,822	308
*	TeleTech Holdings Inc.	19,199	307
*	Sonus Networks Inc.	142,097	305
*	Lattice Semiconductor Corp.	79,827	301
*	Monotype Imaging Holdings Inc.	17,718	297
	Pegasystems Inc.	8,936	295
*	comScore Inc.	17,878	294
*	Applied Micro Circuits Corp.	51,107	292
*	DTS Inc.	11,187	292
	Micrel Inc.	30,381	290
*	Checkpoint Systems Inc.	33,135	289
*	ServiceSource International Inc.	20,400	283
*	Quantum Corp.	138,972	282
*	Angie's List Inc.	17,700	280
*	Silicon Image Inc.	67,700	280
*	Super Micro Computer Inc.	17,653	280
*	Cray Inc.	22,837	276
*	Move Inc.	30,269	276
*	Advanced Energy Industries Inc.	20,269	272
*	Global Cash Access Holdings Inc.	37,664	272
*	FormFactor Inc.	41,106	266
*	IXYS Corp.	23,350	261
*	Freescale Semiconductor Ltd.	25,123	258
*	PROS Holdings Inc.	15,264	257
	Park Electrochemical Corp.	9,837	255
*	Harmonic Inc.	59,501	253
*	Rudolph Technologies Inc.	29,025	253
*,^	Glu Mobile Inc.	45,528	253
*	LTX-Credence Corp.	37,526	251
	Electro Scientific Industries Inc.	21,052	249
*	Entropic Communications Inc.	43,317	244
*	Perficient Inc.	21,666	243
*	Extreme Networks	70,435	242
	Electro Rent Corp.	14,869	241
	CTS Corp.	25,355	239
*	Active Network Inc.	15,327	236
*	Higher One Holdings Inc.	19,234	235
	EPIQ Systems Inc.	19,184	235
*	Kopin Corp.	68,179	235
*	Newport Corp.	19,063	229
*	Nanometrics Inc.	14,833	228
	Unwired Planet Inc.	97,583	224
*	PDF Solutions Inc.	22,642	223
*	Ceva Inc.	12,676	223
*	InvenSense Inc.	19,600	221
*	Sycamore Networks Inc.	15,224	221
	Booz Allen Hamilton Holding Corp.	14,388	220
*	Brightpoint Inc.	38,588	209
*	Measurement Specialties Inc.	6,362	207

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Interactive Intelligence Group Inc.	7,301	206
*	Inphi Corp.	21,359	202
*	VASCO Data Security International Inc.	24,743	202
*	Intermec Inc.	32,472	201
*	Vocus Inc.	10,704	199
*	Multi-Fineline Electronix Inc.	8,031	198
*	Mercury Computer Systems Inc.	15,276	198
*	Internap Network Services Corp.	30,080	196
*	Maxwell Technologies Inc.	29,213	192
*	Integrated Silicon Solution Inc.	18,910	191
*	Net 1 UEPS Technologies Inc.	22,427	188
*	Oplink Communications Inc.	13,810	187
*	STEC Inc.	23,808	186
*	QuinStreet Inc.	19,831	184
*	Stamps.com Inc.	7,410	183
*	Procera Networks Inc.	7,498	182
*	CIBER Inc.	42,118	182
	RealNetworks Inc.	20,895	181
*	CalAmp Corp.	24,411	179
*	SunPower Corp. Class A	36,921	178
*	Avid Technology Inc.	23,677	176
*	Zygo Corp.	9,810	175
*	MIPS Technologies Inc. Class A	25,995	173
	Methode Electronics Inc.	20,236	172
*	Anaren Inc.	8,757	172
*	SPS Commerce Inc.	5,637	171
*	OCZ Technology Group Inc.	31,495	167
*	Ipass Inc.	69,838	166
*	Fabrinet	13,201	166
*	SciQuest Inc.	8,935	160
*	Zix Corp.	60,346	157
*	Saba Software Inc.	16,613	154
*	Actuate Corp.	21,595	150
*	Limelight Networks Inc.	50,752	149
*	Photronics Inc.	24,374	149
*	Symmetricom Inc.	24,781	148
	Daktronics Inc.	21,381	148
*	Silicon Graphics International Corp.	22,965	147
*	FalconStor Software Inc.	56,198	147
	Cass Information Systems Inc.	3,636	146
	Cohu Inc.	13,973	142
	Keynote Systems Inc.	9,464	141
*	Computer Task Group Inc.	9,180	138
*	Lionbridge Technologies Inc.	43,678	138
*	Calix Inc.	16,174	133
*	PLX Technology Inc.	20,417	130
	PC Connection Inc.	12,191	129
*	Kemet Corp.	21,233	128
*	Ellie Mae Inc.	7,000	126
*	XO Group Inc.	14,166	126
*,^	KIT Digital Inc.	29,190	125
*	Imation Corp.	21,124	125
	QAD Inc. Class A	8,768	125
*	Envestnet Inc.	10,295	124
*	Globecomm Systems Inc.	12,058	122
*	Digi International Inc.	11,876	122
*	Hackett Group Inc.	21,481	120
*	Seachange International Inc.	14,522	120
*	Westell Technologies Inc. Class A	50,182	119
*	Radisys Corp.	18,793	118
*	STR Holdings Inc.	25,426	116
*	KVH Industries Inc.	9,261	116
*	Oclaro Inc.	36,097	110
*	Aviat Networks Inc.	38,549	108

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	GSI Group Inc.	9,303	107
*	Pericom Semiconductor Corp.	11,541	104
*	Vishay Precision Group Inc.	7,362	103
	Telular Corp.	11,113	103
*	Demand Media Inc.	9,064	102
*	Axcelis Technologies Inc.	84,122	101
*	NVE Corp.	1,868	100
*	Agilysys Inc.	11,474	99
	PC-Tel Inc.	15,337	99
*	Ultra Clean Holdings	14,896	96
*	ModusLink Global Solutions Inc.	31,617	95
*	Sigma Designs Inc.	14,565	93
*	IntraLinks Holdings Inc.	21,215	93
	Rimage Corp.	11,453	92
*	Immersion Corp.	16,249	91
*	MoneyGram International Inc.	6,136	90
*	support.com Inc.	27,817	89
	Pulse Electronics Corp.	44,703	88
*	Deltek Inc.	7,254	84
*	Rubicon Technology Inc.	8,106	83
	American Software Inc. Class A	10,339	82
*	Intevac Inc.	10,787	81
*	Echelon Corp.	23,254	81
*	DSP Group Inc.	12,416	79
*	Virtusa Corp.	5,820	78
*	Ramtron International Corp.	25,125	76
*	Supertex Inc.	3,989	75
*	ShoreTel Inc.	16,884	74
*	Mattson Technology Inc.	41,622	73
	Bel Fuse Inc. Class A	4,000	72
*	LeCroy Corp.	5,053	72
*	Rosetta Stone Inc.	4,886	68
	Aware Inc.	10,422	67
*	Emcore Corp.	15,100	67
*	ANADIGICS Inc.	36,691	66
*	Datalink Corp.	6,748	64
*,^	Wave Systems Corp. Class A	89,286	62
	Marchex Inc. Class B	16,895	61
*	Dot Hill Systems Corp.	53,184	61
*	Novatel Wireless Inc.	24,087	60
	Digimarc Corp.	2,214	57
*	Online Resources Corp.	22,640	55
*	MoSys Inc.	16,896	55
*	QuickLogic Corp.	21,808	55
*	GSI Technology Inc.	11,375	54
*	Magnachip Semiconductor Corp.	5,600	53
*	PC Mall Inc.	9,786	53
*	Travelzoo Inc.	2,240	51
*	Aeroflex Holding Corp.	8,237	50
*	Responsys Inc.	4,100	50
*	Transact Technologies Inc.	6,404	49
*	Callidus Software Inc.	9,770	49
*	FSI International Inc.	13,302	48
*	Carbonite Inc.	5,300	47
*	AXT Inc.	11,736	46
*	Guidance Software Inc.	4,847	46
*	ePlus Inc.	1,420	46
	Richardson Electronics Ltd.	3,681	45
*	Dynamics Research Corp.	7,548	44
*	TeleNav Inc.	6,980	43
*	Mindspeed Technologies Inc.	17,301	43
	THQ Inc.	66,940	41
*	AuthenTec Inc.	9,175	40
	Bel Fuse Inc. Class B	2,233	39

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Opnext Inc.	30,704	39
*	PRGX Global Inc.	4,784	38
*	Smith Micro Software Inc.	19,707	36
*	Official Payments Holdings Inc. Class B	8,667	34
*	Edgewater Technology Inc.	8,642	34
*	Reis Inc.	3,475	33
*	LoJack Corp.	11,044	33
*	TeleCommunication Systems Inc. Class A	26,867	33
*	Innodata Inc.	4,766	33
*	Network Equipment Technologies Inc.	24,020	31
*	Network Engines Inc.	21,345	30
*	LRAD Corp.	25,183	30
*	ID Systems Inc.	6,824	30
*	Pervasive Software Inc.	3,948	30
*	Identive Group Inc.	31,300	29
	TheStreet Inc.	19,297	29
*	Imperva Inc.	1,000	29
*	Newtek Business Services Inc.	22,635	28
*	Viasystems Group Inc.	1,616	27
	Crexendo Inc.	7,385	27
*	StarTek Inc.	9,400	27
*	GSE Systems Inc.	11,559	27
*	Autobytel Inc.	32,774	25
*	Research Frontiers Inc.	7,828	24
	Tessco Technologies Inc.	1,100	24
*	Hutchinson Technology Inc.	15,740	23
	Evolving Systems Inc.	3,847	21
*	Numerex Corp. Class A	2,145	20
*,^	Parkervision Inc.	8,145	19
*	Motricity Inc.	29,175	18
*	Concurrent Computer Corp.	4,233	18
*	Transwitch Corp.	15,699	17
*	Market Leader Inc.	3,100	16
*	Frequency Electronics Inc.	1,877	15
*	Planar Systems Inc.	9,036	15
*	Zhone Technologies Inc.	21,824	14
*	Alpha & Omega Semiconductor Ltd.	1,523	14
*	SRS Labs Inc.	1,548	14
*	MaxLinear Inc.	2,694	13
*	Microvision Inc.	7,912	13
	QAD Inc. Class B	922	12
*	NCI Inc. Class A	3,078	12
*	Powerwave Technologies Inc.	16,275	12
*	TechTarget Inc.	2,321	12
*	Pixelworks Inc.	4,533	11
*	Mitel Networks Corp.	2,411	11
*	Information Services Group Inc.	8,116	10
*	Amtech Systems Inc.	2,616	10
*	Looksmart Ltd.	12,032	9
*	Cinedigm Digital Cinema Corp. Class A	6,083	9
*	Lantronix Inc.	4,400	9
*	Ikanos Communications Inc.	10,260	9
*	Superconductor Technologies Inc.	13,815	9
	MOCON Inc.	551	8
*	Bsquare Corp.	2,800	8
*	iGO Inc.	18,184	8
*	PAR Technology Corp.	1,513	7
*	Wireless Telecom Group Inc.	5,909	7
*	Ditech Networks Inc.	8,294	7
*	Performance Technologies Inc.	2,900	6
*	Management Network Group Inc.	3,023	6
*	NAPCO Security Technologies Inc.	1,948	6
*	Presstek Inc.	11,967	5
*	CyberOptics Corp.	593	5

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Qualstar Corp.	2,400	5
*	Selectica Inc.	1,020	4
*	Meru Networks Inc.	2,198	4
*	WebMediaBrands Inc.	6,017	4
*	BTU International Inc.	1,419	4
*	Document Security Systems Inc.	773	3
*	Intellicheck Mobilisa Inc.	1,597	3
*	Spark Networks Inc.	400	2
*	Rainmaker Systems Inc.	2,180	2
*	Mattersight Corp.	91	1
			1,872,965
Materials (2.4%)
	EI du Pont de Nemours & Co.	609,279	30,811
	Monsanto Co.	350,033	28,976
	Dow Chemical Co.	774,996	24,412
	Praxair Inc.	195,103	21,214
	Freeport-McMoRan Copper & Gold Inc.	620,193	21,130
	Newmont Mining Corp.	323,946	15,715
	Ecolab Inc.	190,674	13,067
	Air Products & Chemicals Inc.	137,638	11,111
	Mosaic Co.	193,884	10,617
	PPG Industries Inc.	99,506	10,560
	LyondellBasell Industries NV Class A	206,509	8,316
	CF Industries Holdings Inc.	42,857	8,303
	Nucor Corp.	207,399	7,860
	International Paper Co.	271,587	7,852
	Sherwin-Williams Co.	57,868	7,659
	Alcoa Inc.	698,328	6,110
	Sigma-Aldrich Corp.	78,895	5,833
	FMC Corp.	91,338	4,885
	Cliffs Natural Resources Inc.	92,941	4,581
	Eastman Chemical Co.	89,852	4,526
	Ball Corp.	97,067	3,985
	Airgas Inc.	42,576	3,577
	Ashland Inc.	51,373	3,561
	Celanese Corp. Class A	102,552	3,550
	Albemarle Corp.	58,313	3,478
	Vulcan Materials Co.	84,847	3,369
*	Crown Holdings Inc.	97,434	3,360
	MeadWestvaco Corp.	112,176	3,225
	Valspar Corp.	57,969	3,043
	Royal Gold Inc.	38,682	3,033
	International Flavors & Fragrances Inc.	53,188	2,915
	Rock-Tenn Co. Class A	46,234	2,522
	Reliance Steel & Aluminum Co.	49,423	2,496
	Martin Marietta Materials Inc.	29,999	2,364
	RPM International Inc.	85,877	2,336
*	WR Grace & Co.	45,920	2,317
	Solutia Inc.	80,239	2,251
	Aptargroup Inc.	43,242	2,207
	Bemis Co. Inc.	68,037	2,132
	Allegheny Technologies Inc.	66,488	2,120
	United States Steel Corp.	99,609	2,052
	Rockwood Holdings Inc.	45,763	2,030
	Sonoco Products Co.	66,391	2,002
*	Owens-Illinois Inc.	102,340	1,962
	Domtar Corp.	24,261	1,861
	Sealed Air Corp.	120,479	1,860
	Packaging Corp. of America	64,927	1,833
	Walter Energy Inc.	40,989	1,810
	Huntsman Corp.	132,144	1,710
	Cabot Corp.	41,724	1,698
	Cytec Industries Inc.	28,769	1,687
	Compass Minerals International Inc.	21,715	1,656

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Steel Dynamics Inc.	136,560	1,605
*	Allied Nevada Gold Corp.	55,960	1,588
	NewMarket Corp.	7,093	1,536
	Silgan Holdings Inc.	34,403	1,469
	Carpenter Technology Corp.	29,151	1,395
	Sensient Technologies Corp.	32,959	1,211
	Scotts Miracle-Gro Co. Class A	28,044	1,153
	Olin Corp.	52,671	1,100
	Eagle Materials Inc.	28,515	1,065
*	Coeur d'Alene Mines Corp.	59,323	1,042
	HB Fuller Co.	32,520	998
*	Louisiana-Pacific Corp.	91,459	995
*	Molycorp Inc.	44,193	952
	Commercial Metals Co.	74,694	944
*	Chemtura Corp.	64,326	933
	Hecla Mining Co.	188,815	897
*	Intrepid Potash Inc.	37,531	854
	PolyOne Corp.	59,728	817
	Innophos Holdings Inc.	14,429	815
	Minerals Technologies Inc.	11,815	754
	Buckeye Technologies Inc.	26,434	753
*	Resolute Forest Products	64,826	751
	Worthington Industries Inc.	36,052	738
	Schweitzer-Mauduit International Inc.	10,592	722
	Westlake Chemical Corp.	13,207	690
	Greif Inc. Class A	16,704	685
*	SunCoke Energy Inc.	44,847	657
	Titanium Metals Corp.	57,590	651
*	Stillwater Mining Co.	75,211	642
	Balchem Corp.	17,957	586
	Georgia Gulf Corp.	22,514	578
*	Calgon Carbon Corp.	37,780	537
	Globe Specialty Metals Inc.	39,325	528
	PH Glatfelter Co.	31,524	516
*	McEwen Mining Inc.	164,782	496
	Texas Industries Inc.	12,672	494
	Kaiser Aluminum Corp.	9,236	479
*	Clearwater Paper Corp.	13,582	463
	Gold Resource Corp.	17,793	462
*	Kraton Performance Polymers Inc.	20,721	454
	Koppers Holdings Inc.	13,005	442
	Boise Inc.	65,617	432
	Stepan Co.	4,573	431
	AMCOL International Corp.	15,057	426
*	Innospec Inc.	14,207	421
	Schnitzer Steel Industries Inc.	15,012	421
*	OM Group Inc.	21,710	412
	A Schulman Inc.	20,666	410
	AK Steel Holding Corp.	65,854	387
*	RTI International Metals Inc.	17,009	385
*	Graphic Packaging Holding Co.	68,982	379
*	KapStone Paper and Packaging Corp.	23,221	368
	Haynes International Inc.	7,134	363
	Deltic Timber Corp.	5,907	360
	Neenah Paper Inc.	13,441	359
*	Horsehead Holding Corp.	35,137	350
	American Vanguard Corp.	12,311	327
*	Flotek Industries Inc.	33,314	311
*	Omnova Solutions Inc.	37,253	281
*	LSB Industries Inc.	8,998	278
*	Century Aluminum Co.	37,454	274
	Quaker Chemical Corp.	5,939	274
	Materion Corp.	11,837	273
	Wausau Paper Corp.	27,396	267

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
*	Ferro Corp.	50,372	242
	Myers Industries Inc.	14,077	242
	Hawkins Inc.	6,172	236
	Zep Inc.	15,483	213
*	TPC Group Inc.	5,753	213
*	General Moly Inc.	62,666	197
*	Headwaters Inc.	37,623	194
	Tredegar Corp.	13,065	190
*	Zoltek Cos. Inc.	20,755	187
*	Paramount Gold and Silver Corp.	76,845	184
	Kronos Worldwide Inc.	11,643	184
*	Landec Corp.	19,722	169
*	AM Castle & Co.	13,579	144
	Noranda Aluminum Holding Corp.	17,348	138
*	Arabian American Development Co.	13,515	131
	Olympic Steel Inc.	7,619	125
*	Spartech Corp.	23,481	121
*	Penford Corp.	12,688	114
*	Mercer International Inc.	18,278	104
*	Golden Minerals Co.	22,447	101
*	Universal Stainless & Alloy	2,437	100
*	AEP Industries Inc.	2,200	96
*	Metals USA Holdings Corp.	3,356	53
*	Senomyx Inc.	19,437	46
*	ADA-ES Inc.	1,660	42
	Chase Corp.	3,079	41
*	Handy & Harman Ltd.	2,000	27
	KMG Chemicals Inc.	1,299	25
*	United States Lime & Minerals Inc.	399	19
*	Verso Paper Corp.	13,766	16
*	Midway Gold Corp.	8,472	12
*	Solitario Exploration & Royalty Corp.	5,095	7
*	American Pacific Corp.	418	4
			380,093
Telecommunication Services (1.7%)
	AT&T Inc.	3,874,477	138,164
	Verizon Communications Inc.	1,853,048	82,349
	CenturyLink Inc.	405,487	16,013
*	Crown Castle International Corp.	185,908	10,905
*	Sprint Nextel Corp.	1,963,902	6,402
*	SBA Communications Corp. Class A	75,772	4,323
	Windstream Corp.	383,703	3,707
*	tw telecom inc Class A	98,119	2,518
	Frontier Communications Corp.	651,241	2,494
*	Level 3 Communications Inc.	95,518	2,116
	Telephone & Data Systems Inc.	63,119	1,344
	AboveNet Inc.	14,726	1,237
*	MetroPCS Communications Inc.	204,264	1,236
*	NII Holdings Inc.	112,852	1,154
*	Cincinnati Bell Inc.	140,907	524
*	Cogent Communications Group Inc.	24,339	469
*	United States Cellular Corp.	9,323	360
*	Premiere Global Services Inc.	35,697	299
	Atlantic Tele-Network Inc.	8,377	283
*	Leap Wireless International Inc.	39,632	255
	Consolidated Communications Holdings Inc.	16,320	242
*	Neutral Tandem Inc.	17,244	227
*	8x8 Inc.	51,972	218
	NTELOS Holdings Corp.	10,903	205
*	Iridium Communications Inc.	22,068	198
*	General Communication Inc. Class A	23,728	197
*	Towerstream Corp.	46,837	194
	Shenandoah Telecommunications Co.	14,034	191
*	Clearwire Corp. Class A	169,276	190

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	SureWest Communications	8,560	180
*	Vonage Holdings Corp.	88,277	177
	HickoryTech Corp.	14,550	162
	USA Mobility Inc.	11,182	144
	Lumos Networks Corp.	11,015	104
*	inContact Inc.	19,974	100
	IDT Corp. Class B	10,156	100
*	Cbeyond Inc.	13,696	93
*	ORBCOMM Inc.	25,091	82
^	Alaska Communications Systems Group Inc.	24,367	51
*,^	Globalstar Inc.	146,155	47
	Primus Telecommunications Group Inc.	2,400	37
	Warwick Valley Telephone Co.	1,857	24
*	Elephant Talk Communications Inc.	7,267	12
			279,327
Utilities (2.2%)
	Southern Co.	563,476	26,089
	Exelon Corp.	556,397	20,932
	Duke Energy Corp.	873,437	20,141
	Dominion Resources Inc.	372,857	20,134
	NextEra Energy Inc.	258,622	17,796
	FirstEnergy Corp.	273,544	13,456
	American Electric Power Co. Inc.	316,327	12,621
	PG&E Corp.	270,106	12,228
	Consolidated Edison Inc.	191,782	11,927
	Progress Energy Inc.	193,245	11,628
	Public Service Enterprise Group Inc.	331,347	10,769
	PPL Corp.	379,229	10,546
	Sempra Energy	148,919	10,258
	Edison International	202,354	9,349
	Xcel Energy Inc.	318,314	9,043
	Northeast Utilities	204,894	7,952
	Entergy Corp.	115,667	7,853
	DTE Energy Co.	110,998	6,585
	Wisconsin Energy Corp.	151,171	5,982
	CenterPoint Energy Inc.	265,351	5,485
*	AES Corp.	426,842	5,476
	ONEOK Inc.	129,414	5,475
	Ameren Corp.	158,299	5,309
	NiSource Inc.	185,261	4,585
	CMS Energy Corp.	168,412	3,958
	American Water Works Co. Inc.	114,957	3,941
	SCANA Corp.	81,056	3,878
	Pinnacle West Capital Corp.	71,487	3,699
*	Calpine Corp.	204,820	3,382
	OGE Energy Corp.	64,235	3,327
	Alliant Energy Corp.	72,993	3,326
	AGL Resources Inc.	76,838	2,977
	Pepco Holdings Inc.	149,157	2,919
	Integrys Energy Group Inc.	51,269	2,916
	NV Energy Inc.	155,043	2,726
*	NRG Energy Inc.	149,186	2,590
	MDU Resources Group Inc.	117,958	2,549
	Westar Energy Inc.	82,400	2,468
	Questar Corp.	117,036	2,441
	TECO Energy Inc.	134,656	2,432
	ITC Holdings Corp.	33,619	2,317
	Aqua America Inc.	90,771	2,266
	UGI Corp.	74,529	2,193
	National Fuel Gas Co.	46,270	2,174
	Atmos Energy Corp.	59,349	2,081
	Great Plains Energy Inc.	89,411	1,914
	Hawaiian Electric Industries Inc.	62,973	1,796
	Cleco Corp.	40,089	1,677

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

					Market
					Value
				Shares	($000)
	Vectren Corp.			54,116	1,597
	Piedmont Natural Gas Co. Inc.			47,454	1,528
	IDACORP Inc.			32,990	1,388
	WGL Holdings Inc.			34,164	1,358
	Portland General Electric Co.			49,986	1,333
	Southwest Gas Corp.			30,261	1,321
	New Jersey Resources Corp.			27,359	1,193
	UIL Holdings Corp.			33,139	1,188
	PNM Resources Inc.			53,571	1,047
	South Jersey Industries Inc.			20,055	1,022
	Avista Corp.			38,283	1,022
	UNS Energy Corp.			24,799	953
	ALLETE Inc.			22,195	928
	Black Hills Corp.			27,725	892
	NorthWestern Corp.			23,976	880
*	GenOn Energy Inc.			510,594	873
	Northwest Natural Gas Co.			17,673	841
	El Paso Electric Co.			25,324	840
	MGE Energy Inc.			15,521	734
	CH Energy Group Inc.			9,880	649
	Laclede Group Inc.			13,132	523
	Empire District Electric Co.			23,839	503
	California Water Service Group			26,632	492
	Otter Tail Corp.			21,206	485
	American States Water Co.			11,809	467
	Ormat Technologies Inc.			11,849	253
	SJW Corp.			8,583	206
	Chesapeake Utilities Corp.			4,634	203
	Middlesex Water Co.			10,426	198
	Connecticut Water Service Inc.			6,114	177
	Unitil Corp.			6,212	165
	Consolidated Water Co. Ltd.			19,717	163
	York Water Co.			6,131	110
	Genie Energy Ltd. Class B			10,188	79
*	Cadiz Inc.			9,960	72
*	Dynegy Inc. Class A			70,160	41
	Delta Natural Gas Co. Inc.			1,541	33
	Artesian Resources Corp. Class A			1,320	28
	RGC Resources Inc.			1,171	21
*	Pure Cycle Corp.			5,212	11
*	Synthesis Energy Systems Inc.			7,409	9
*	American DG Energy Inc.			1,259	3

					363,395

Total Common Stocks (Cost $6,876,281)					9,760,833

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (27.5%)
U.S. Government Securities (15.0%)
	United States Treasury Note/Bond	0.625%	2/28/13	125	125
	United States Treasury Note/Bond	0.750%	3/31/13	1,875	1,882
	United States Treasury Note/Bond	1.750%	4/15/13	9,650	9,765
	United States Treasury Note/Bond	1.375%	5/15/13	18,675	18,859
	United States Treasury Note/Bond	0.500%	5/31/13	15,175	15,211
	United States Treasury Note/Bond	3.500%	5/31/13	1,250	1,287
	United States Treasury Note/Bond	0.375%	6/30/13	7,575	7,583
	United States Treasury Note/Bond	3.375%	6/30/13	475	490
	United States Treasury Note/Bond	1.000%	7/15/13	2,100	2,116
	United States Treasury Note/Bond	0.375%	7/31/13	1,815	1,817
	United States Treasury Note/Bond	0.750%	8/15/13	9,125	9,173
	United States Treasury Note/Bond	4.250%	8/15/13	52,625	54,968

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.125%	8/31/13	31,325	32,358
United States Treasury Note/Bond	0.125%	9/30/13	64,625	64,494
United States Treasury Note/Bond	3.125%	9/30/13	435	450
United States Treasury Note/Bond	0.500%	10/15/13	19,450	19,499
United States Treasury Note/Bond	0.250%	10/31/13	175	175
United States Treasury Note/Bond	2.750%	10/31/13	8,183	8,448
United States Treasury Note/Bond	4.250%	11/15/13	11,860	12,499
United States Treasury Note/Bond	0.250%	11/30/13	4,000	3,997
United States Treasury Note/Bond	1.000%	1/15/14	1,875	1,895
United States Treasury Note/Bond	0.250%	1/31/14	2,200	2,198
United States Treasury Note/Bond	1.750%	1/31/14	4,675	4,780
United States Treasury Note/Bond	1.250%	2/15/14	6,420	6,515
United States Treasury Note/Bond	4.000%	2/15/14	1,825	1,933
United States Treasury Note/Bond	0.250%	2/28/14	1,250	1,249
United States Treasury Note/Bond	1.875%	2/28/14	1,125	1,154
United States Treasury Note/Bond	1.250%	3/15/14	165	168
United States Treasury Note/Bond	1.750%	3/31/14	5,875	6,020
United States Treasury Note/Bond	1.250%	4/15/14	30,525	31,021
United States Treasury Note/Bond	1.875%	4/30/14	44,975	46,233
United States Treasury Note/Bond	1.000%	5/15/14	21,230	21,492
United States Treasury Note/Bond	4.750%	5/15/14	9,850	10,661
United States Treasury Note/Bond	2.250%	5/31/14	2,650	2,746
United States Treasury Note/Bond	0.750%	6/15/14	8,200	8,272
United States Treasury Note/Bond	2.625%	6/30/14	5,570	5,825
United States Treasury Note/Bond	0.625%	7/15/14	25,925	26,071
United States Treasury Note/Bond	2.625%	7/31/14	1,250	1,309
United States Treasury Note/Bond	0.500%	8/15/14	12,300	12,340
United States Treasury Note/Bond	4.250%	8/15/14	54,050	58,492
United States Treasury Note/Bond	2.375%	8/31/14	40,350	42,109
United States Treasury Note/Bond	0.250%	9/15/14	65,790	65,646
United States Treasury Note/Bond	2.375%	9/30/14	5,740	6,002
United States Treasury Note/Bond	0.500%	10/15/14	42,960	43,114
United States Treasury Note/Bond	2.375%	10/31/14	5,225	5,468
United States Treasury Note/Bond	0.375%	11/15/14	14,992	14,999
United States Treasury Note/Bond	4.250%	11/15/14	3,500	3,820
United States Treasury Note/Bond	2.125%	11/30/14	14,850	15,474
United States Treasury Note/Bond	0.250%	12/15/14	11,375	11,345
United States Treasury Note/Bond	2.625%	12/31/14	14,885	15,718
United States Treasury Note/Bond	0.250%	1/15/15	16,000	15,952
United States Treasury Note/Bond	2.250%	1/31/15	10,050	10,532
United States Treasury Note/Bond	0.250%	2/15/15	16,778	16,720
United States Treasury Note/Bond	4.000%	2/15/15	17,695	19,354
United States Treasury Note/Bond	11.250%	2/15/15	2,725	3,494
United States Treasury Note/Bond	2.375%	2/28/15	250	263
United States Treasury Note/Bond	0.375%	3/15/15	10,400	10,395
United States Treasury Note/Bond	2.500%	3/31/15	25	26
United States Treasury Note/Bond	0.375%	4/15/15	52,050	52,026
United States Treasury Note/Bond	2.500%	4/30/15	24,625	26,072
United States Treasury Note/Bond	0.250%	5/15/15	26,700	26,587
United States Treasury Note/Bond	4.125%	5/15/15	28,275	31,253
United States Treasury Note/Bond	2.125%	5/31/15	8,225	8,630
United States Treasury Note/Bond	0.375%	6/15/15	26,375	26,354
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,598
United States Treasury Note/Bond	1.250%	9/30/15	760	779
United States Treasury Note/Bond	4.500%	11/15/15	22,100	25,052
United States Treasury Note/Bond	9.875%	11/15/15	400	525
United States Treasury Note/Bond	1.375%	11/30/15	150	154
United States Treasury Note/Bond	4.500%	2/15/16	25,025	28,591
United States Treasury Note/Bond	2.125%	2/29/16	50	53
United States Treasury Note/Bond	2.625%	2/29/16	16,850	18,138
United States Treasury Note/Bond	2.375%	3/31/16	19,675	21,009
United States Treasury Note/Bond	2.000%	4/30/16	1,320	1,392
United States Treasury Note/Bond	2.625%	4/30/16	15,000	16,177
United States Treasury Note/Bond	5.125%	5/15/16	15,700	18,438

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	7.250%	5/15/16	9,065	11,371
United States Treasury Note/Bond	1.500%	7/31/16	1,875	1,944
United States Treasury Note/Bond	1.000%	8/31/16	1,850	1,880
United States Treasury Note/Bond	3.000%	8/31/16	9,325	10,241
United States Treasury Note/Bond	1.000%	9/30/16	73,100	74,265
United States Treasury Note/Bond	3.000%	9/30/16	9,275	10,197
United States Treasury Note/Bond	1.000%	10/31/16	7,580	7,697
United States Treasury Note/Bond	4.625%	11/15/16	425	498
United States Treasury Note/Bond	0.875%	11/30/16	807	815
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,700
United States Treasury Note/Bond	0.875%	12/31/16	165	167
United States Treasury Note/Bond	0.875%	1/31/17	2,950	2,976
United States Treasury Note/Bond	3.125%	1/31/17	15,311	16,993
United States Treasury Note/Bond	4.625%	2/15/17	200	236
United States Treasury Note/Bond	0.875%	2/28/17	10,690	10,785
United States Treasury Note/Bond	3.000%	2/28/17	2,350	2,598
United States Treasury Note/Bond	1.000%	3/31/17	10,295	10,441
United States Treasury Note/Bond	3.250%	3/31/17	21,100	23,589
United States Treasury Note/Bond	3.125%	4/30/17	45,900	51,121
United States Treasury Note/Bond	4.500%	5/15/17	200	236
United States Treasury Note/Bond	8.750%	5/15/17	11,970	16,563
United States Treasury Note/Bond	0.625%	5/31/17	9,650	9,609
United States Treasury Note/Bond	2.750%	5/31/17	3,830	4,203
United States Treasury Note/Bond	0.750%	6/30/17	16,500	16,523
United States Treasury Note/Bond	2.500%	6/30/17	39,650	43,058
United States Treasury Note/Bond	2.375%	7/31/17	29,400	31,757
United States Treasury Note/Bond	4.750%	8/15/17	950	1,140
United States Treasury Note/Bond	8.875%	8/15/17	7,000	9,854
United States Treasury Note/Bond	1.875%	8/31/17	16,475	17,386
United States Treasury Note/Bond	1.875%	9/30/17	18,600	19,626
United States Treasury Note/Bond	4.250%	11/15/17	8,020	9,462
United States Treasury Note/Bond	3.500%	2/15/18	22,425	25,670
United States Treasury Note/Bond	2.625%	4/30/18	16,300	17,894
United States Treasury Note/Bond	3.875%	5/15/18	2,575	3,016
United States Treasury Note/Bond	9.125%	5/15/18	675	994
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,735
United States Treasury Note/Bond	2.375%	6/30/18	20,600	22,348
United States Treasury Note/Bond	2.250%	7/31/18	250	269
United States Treasury Note/Bond	4.000%	8/15/18	3,300	3,907
United States Treasury Note/Bond	1.500%	8/31/18	5,000	5,161
United States Treasury Note/Bond	1.375%	9/30/18	29,600	30,322
United States Treasury Note/Bond	1.750%	10/31/18	39,705	41,566
United States Treasury Note/Bond	3.750%	11/15/18	805	943
United States Treasury Note/Bond	1.375%	11/30/18	13,538	13,853
United States Treasury Note/Bond	1.250%	1/31/19	15,550	15,771
United States Treasury Note/Bond	2.750%	2/15/19	50	56
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,552
United States Treasury Note/Bond	1.375%	2/28/19	5,450	5,568
United States Treasury Note/Bond	1.500%	3/31/19	9,250	9,514
United States Treasury Note/Bond	1.250%	4/30/19	9,425	9,534
United States Treasury Note/Bond	3.125%	5/15/19	13,050	14,838
United States Treasury Note/Bond	1.125%	5/31/19	9,150	9,171
United States Treasury Note/Bond	3.625%	8/15/19	9,300	10,914
United States Treasury Note/Bond	8.125%	8/15/19	4,625	6,866
United States Treasury Note/Bond	3.375%	11/15/19	39,402	45,614
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,735
United States Treasury Note/Bond	8.500%	2/15/20	2,675	4,103
United States Treasury Note/Bond	3.500%	5/15/20	6,560	7,670
United States Treasury Note/Bond	2.625%	8/15/20	1,400	1,542
United States Treasury Note/Bond	8.750%	8/15/20	7,725	12,192
United States Treasury Note/Bond	2.625%	11/15/20	30,233	33,256
United States Treasury Note/Bond	3.625%	2/15/21	425	502
United States Treasury Note/Bond	7.875%	2/15/21	19,400	29,691
United States Treasury Note/Bond	3.125%	5/15/21	2,262	2,577

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.125%	8/15/21	45,215	47,561
	United States Treasury Note/Bond	2.000%	11/15/21	22,550	23,396
	United States Treasury Note/Bond	8.000%	11/15/21	770	1,210
	United States Treasury Note/Bond	2.000%	2/15/22	19,495	20,162
	United States Treasury Note/Bond	1.750%	5/15/22	19,312	19,487
	United States Treasury Note/Bond	7.125%	2/15/23	5,600	8,570
	United States Treasury Note/Bond	6.250%	8/15/23	31,555	45,868
	United States Treasury Note/Bond	7.500%	11/15/24	675	1,092
	United States Treasury Note/Bond	6.875%	8/15/25	600	938
	United States Treasury Note/Bond	6.000%	2/15/26	8,965	13,155
	United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,859
	United States Treasury Note/Bond	6.500%	11/15/26	1,160	1,789
	United States Treasury Note/Bond	6.125%	11/15/27	150	227
	United States Treasury Note/Bond	5.500%	8/15/28	12,445	17,931
	United States Treasury Note/Bond	5.250%	11/15/28	75	106
	United States Treasury Note/Bond	5.250%	2/15/29	8,540	12,057
	United States Treasury Note/Bond	6.125%	8/15/29	2,420	3,742
	United States Treasury Note/Bond	6.250%	5/15/30	3,195	5,048
	United States Treasury Note/Bond	5.375%	2/15/31	3,500	5,106
	United States Treasury Note/Bond	4.500%	2/15/36	250	336
	United States Treasury Note/Bond	4.750%	2/15/37	200	279
	United States Treasury Note/Bond	5.000%	5/15/37	23,248	33,597
	United States Treasury Note/Bond	4.375%	2/15/38	9,742	12,946
	United States Treasury Note/Bond	3.500%	2/15/39	302	350
	United States Treasury Note/Bond	4.250%	5/15/39	14,675	19,197
	United States Treasury Note/Bond	4.500%	8/15/39	20,574	27,958
	United States Treasury Note/Bond	4.375%	11/15/39	22,036	29,397
	United States Treasury Note/Bond	4.625%	2/15/40	18,260	25,299
	United States Treasury Note/Bond	4.375%	5/15/40	950	1,268
	United States Treasury Note/Bond	3.875%	8/15/40	7,495	9,242
	United States Treasury Note/Bond	4.250%	11/15/40	6,140	8,043
	United States Treasury Note/Bond	4.750%	2/15/41	25,088	35,496
	United States Treasury Note/Bond	3.125%	11/15/41	35,300	38,008
	United States Treasury Note/Bond	3.125%	2/15/42	11,150	11,998
	United States Treasury Note/Bond	3.000%	5/15/42	7,525	7,898
					2,435,720
Agency Bonds and Notes (1.9%)
	Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,566
2	Federal Agricultural Mortgage Corp.	1.250%	12/6/13	225	228
2	Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	131
2	Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	183
2	Federal Farm Credit Banks	1.125%	2/27/14	700	709
2	Federal Farm Credit Banks	2.625%	4/17/14	1,815	1,888
2	Federal Farm Credit Banks	3.000%	9/22/14	300	317
2	Federal Farm Credit Banks	1.625%	11/19/14	700	719
2	Federal Farm Credit Banks	0.500%	6/23/15	500	500
2	Federal Farm Credit Banks	1.500%	11/16/15	350	360
2	Federal Farm Credit Banks	1.050%	3/28/16	250	253
2	Federal Farm Credit Banks	5.125%	8/25/16	925	1,089
2	Federal Farm Credit Banks	4.875%	1/17/17	850	1,002
2	Federal Home Loan Banks	5.125%	8/14/13	1,115	1,175
2	Federal Home Loan Banks	4.000%	9/6/13	2,925	3,051
2	Federal Home Loan Banks	5.250%	9/13/13	1,800	1,906
2	Federal Home Loan Banks	4.500%	9/16/13	1,475	1,549
2	Federal Home Loan Banks	3.625%	10/18/13	5,830	6,077
2	Federal Home Loan Banks	0.375%	11/27/13	17,120	17,125
2	Federal Home Loan Banks	3.125%	12/13/13	3,750	3,899
2	Federal Home Loan Banks	0.875%	12/27/13	8,000	8,062
2	Federal Home Loan Banks	0.375%	1/29/14	1,500	1,501
2	Federal Home Loan Banks	1.375%	5/28/14	1,200	1,223
2	Federal Home Loan Banks	2.500%	6/13/14	200	208
2	Federal Home Loan Banks	5.250%	6/18/14	1,835	2,009
2	Federal Home Loan Banks	5.500%	8/13/14	1,900	2,103
2	Federal Home Loan Banks	4.500%	11/14/14	200	219

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Banks	2.750%	12/12/14	125	132
2	Federal Home Loan Banks	5.625%	6/13/16	300	346
2	Federal Home Loan Banks	5.125%	10/19/16	1,225	1,445
2	Federal Home Loan Banks	4.750%	12/16/16	2,095	2,457
2	Federal Home Loan Banks	4.875%	5/17/17	900	1,076
2	Federal Home Loan Banks	1.000%	6/21/17	1,025	1,028
2	Federal Home Loan Banks	4.875%	9/8/17	405	483
2	Federal Home Loan Banks	5.000%	11/17/17	2,350	2,839
2	Federal Home Loan Banks	5.375%	8/15/18	225	279
2	Federal Home Loan Banks	4.125%	3/13/20	2,575	3,044
2	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,261
2	Federal Home Loan Banks	5.625%	6/11/21	1,100	1,424
2	Federal Home Loan Banks	5.375%	8/15/24	815	1,058
2	Federal Home Loan Banks	5.500%	7/15/36	1,275	1,729
3	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	10,325	10,776
3	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	3,525	3,690
3	Federal Home Loan Mortgage Corp.	0.375%	10/30/13	4,810	4,811
3	Federal Home Loan Mortgage Corp.	0.375%	11/27/13	3,630	3,631
3	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	4,230	4,499
3	Federal Home Loan Mortgage Corp.	1.375%	2/25/14	7,500	7,626
3	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,298
3	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,749
3	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,275	2,397
3	Federal Home Loan Mortgage Corp.	1.000%	7/30/14	1,200	1,215
3	Federal Home Loan Mortgage Corp.	1.000%	8/20/14	1,570	1,588
3	Federal Home Loan Mortgage Corp.	1.000%	8/27/14	550	557
3	Federal Home Loan Mortgage Corp.	0.500%	9/19/14	625	626
3	Federal Home Loan Mortgage Corp.	0.750%	11/25/14	1,525	1,536
3	Federal Home Loan Mortgage Corp.	0.625%	12/29/14	10,825	10,868
3	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	1,130	1,200
3	Federal Home Loan Mortgage Corp.	0.500%	4/17/15	4,000	4,000
3	Federal Home Loan Mortgage Corp.	4.375%	7/17/15	5,220	5,823
3	Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	1,037
3	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,510
3	Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,176
3	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,685
3	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	5,305	5,571
3	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,611
3	Federal Home Loan Mortgage Corp.	1.250%	5/12/17	4,000	4,057
3	Federal Home Loan Mortgage Corp.	1.000%	6/29/17	1,575	1,577
3	Federal Home Loan Mortgage Corp.	1.000%	7/28/17	1,500	1,501
3	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,592
3	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,393
3	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,294
3	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	2,850	3,285
3	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,965
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,878
3	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,287
3	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	405	603
3	Federal National Mortgage Assn.	0.500%	8/9/13	2,097	2,102
3	Federal National Mortgage Assn.	1.250%	8/20/13	100	101
3	Federal National Mortgage Assn.	0.750%	12/18/13	3,970	3,992
3	Federal National Mortgage Assn.	5.125%	1/2/14	975	1,041
3	Federal National Mortgage Assn.	1.250%	2/27/14	2,730	2,770
3	Federal National Mortgage Assn.	2.750%	3/13/14	1,955	2,034
3	Federal National Mortgage Assn.	4.125%	4/15/14	2,250	2,401
3	Federal National Mortgage Assn.	2.500%	5/15/14	5,205	5,412
3	Federal National Mortgage Assn.	1.125%	6/27/14	625	634
3	Federal National Mortgage Assn.	0.875%	8/28/14	6,650	6,714
3	Federal National Mortgage Assn.	3.000%	9/16/14	2,100	2,218
3	Federal National Mortgage Assn.	4.625%	10/15/14	2,925	3,203
3	Federal National Mortgage Assn.	0.625%	10/30/14	3,230	3,244
3	Federal National Mortgage Assn.	2.625%	11/20/14	4,180	4,395
3	Federal National Mortgage Assn.	0.750%	12/19/14	9,025	9,088

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal National Mortgage Assn.	0.375%	3/16/15	2,250	2,243
3	Federal National Mortgage Assn.	0.500%	5/27/15	2,200	2,199
3	Federal National Mortgage Assn.	0.500%	7/2/15	1,700	1,698
3	Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,056
3	Federal National Mortgage Assn.	2.000%	9/21/15	405	423
3	Federal National Mortgage Assn.	1.625%	10/26/15	5,870	6,069
3	Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,491
3	Federal National Mortgage Assn.	2.375%	4/11/16	2,000	2,125
3	Federal National Mortgage Assn.	5.250%	9/15/16	2,325	2,753
3	Federal National Mortgage Assn.	1.250%	9/28/16	6,205	6,321
3	Federal National Mortgage Assn.	1.375%	11/15/16	5,755	5,889
3	Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,771
3	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,342
3	Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,702
3	Federal National Mortgage Assn.	0.000%	10/9/19	1,110	913
3	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,210
3	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,233
3	Federal National Mortgage Assn.	6.625%	11/15/30	1,320	2,000
3	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,796
2	Financing Corp.	9.800%	4/6/18	500	734
2	Financing Corp.	9.650%	11/2/18	475	704
	Israel Government AID Bond	5.500%	12/4/23	375	487
	Israel Government AID Bond	5.500%	4/26/24	1,400	1,817
	Private Export Funding Corp.	3.050%	10/15/14	150	159
	Private Export Funding Corp.	1.375%	2/15/17	175	178
	Private Export Funding Corp.	2.250%	12/15/17	200	211
	Private Export Funding Corp.	4.375%	3/15/19	350	413
	Private Export Funding Corp.	4.300%	12/15/21	175	208
	Private Export Funding Corp.	2.800%	5/15/22	200	210
	Private Export Funding Corp.	2.450%	7/15/24	250	247
2	Tennessee Valley Authority	4.500%	4/1/18	655	774
2	Tennessee Valley Authority	3.875%	2/15/21	905	1,046
2	Tennessee Valley Authority	6.750%	11/1/25	100	146
2	Tennessee Valley Authority	7.125%	5/1/30	2,000	3,098
2	Tennessee Valley Authority	4.650%	6/15/35	500	600
2	Tennessee Valley Authority	5.880%	4/1/36	285	398
2	Tennessee Valley Authority	5.500%	6/15/38	225	302
2	Tennessee Valley Authority	5.250%	9/15/39	425	558
2	Tennessee Valley Authority	5.375%	4/1/56	580	797
2	Tennessee Valley Authority	4.625%	9/15/60	519	633
					311,868
Conventional Mortgage-Backed Securities (10.2%)
3,4,5	Fannie Mae Pool	2.500%	7/1/27	6,175	6,364
3,4,5	Fannie Mae Pool	3.000%	12/1/26–7/1/42	37,861	39,597
3,4,5	Fannie Mae Pool	3.500%	9/1/25–7/1/42	95,443	100,602
3,4,5	Fannie Mae Pool	4.000%	7/1/18–7/1/42	141,646	151,215
3,4,5	Fannie Mae Pool	4.500%	3/1/18–7/1/42	119,471	128,394
3,4,5	Fannie Mae Pool	5.000%	5/1/13–7/1/41	107,832	116,813
3,4,5	Fannie Mae Pool	5.500%	11/1/16–12/1/39	90,390	98,888
3,4	Fannie Mae Pool	6.000%	11/1/13–7/1/42	65,049	71,692
3,4	Fannie Mae Pool	6.500%	12/1/12–10/1/39	24,054	27,127
3,4	Fannie Mae Pool	7.000%	7/1/14–11/1/37	5,115	5,800
3,4	Fannie Mae Pool	7.500%	4/1/15–12/1/32	727	808
3,4	Fannie Mae Pool	8.000%	7/1/15–11/1/30	111	121
3,4	Fannie Mae Pool	8.500%	11/1/18–9/1/30	86	100
3,4	Fannie Mae Pool	9.000%	7/1/22–8/1/26	26	28
3,4	Fannie Mae Pool	9.500%	5/1/16–2/1/25	5	6
3,4,5	Freddie Mac Gold Pool	2.500%	7/1/27	3,700	3,804
3,4,5	Freddie Mac Gold Pool	3.000%	12/1/26–7/1/42	23,666	24,728
3,4,5	Freddie Mac Gold Pool	3.500%	11/1/25–7/1/42	46,070	48,440
3,4,5	Freddie Mac Gold Pool	4.000%	7/1/18–7/1/42	81,112	86,085
3,4	Freddie Mac Gold Pool	4.500%	9/1/15–8/1/41	79,676	85,120

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Freddie Mac Gold Pool	5.000%	4/1/17–7/1/41	66,577	71,552
3,4,5	Freddie Mac Gold Pool	5.500%	1/1/14–7/1/42	65,564	71,601
3,4,5	Freddie Mac Gold Pool	6.000%	9/1/12–7/1/42	41,965	46,144
3,4	Freddie Mac Gold Pool	6.500%	9/1/12–3/1/39	12,454	13,984
3,4	Freddie Mac Gold Pool	7.000%	7/1/12–12/1/38	2,284	2,581
3,4	Freddie Mac Gold Pool	7.500%	7/1/12–1/1/32	380	429
3,4	Freddie Mac Gold Pool	8.000%	1/1/16–10/1/31	370	417
3,4	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	42	48
3,4	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	33	35
3,4	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	5	5
3,4	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	5	6
4,5	Ginnie Mae I Pool	3.000%	7/1/42	625	649
4,5	Ginnie Mae I Pool	3.500%	2/15/26–7/1/42	13,202	14,141
4,5	Ginnie Mae I Pool	4.000%	10/15/24–7/1/42	32,175	35,135
4,5	Ginnie Mae I Pool	4.500%	8/15/18–7/1/42	51,456	56,451
4	Ginnie Mae I Pool	5.000%	1/15/18–7/1/42	32,444	35,762
4	Ginnie Mae I Pool	5.500%	3/15/15–6/15/41	19,804	22,067
4	Ginnie Mae I Pool	6.000%	12/15/13–12/15/40	16,472	18,547
4	Ginnie Mae I Pool	6.500%	3/15/13–8/15/39	4,740	5,437
4	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	1,572	1,783
4	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	428	480
4	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	277	312
4	Ginnie Mae I Pool	8.500%	3/15/17–6/15/30	34	38
4	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	55	59
4	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	4	4
4	Ginnie Mae I Pool	10.000%	3/15/19	1	1
4,5	Ginnie Mae II Pool	3.000%	2/20/27–7/1/42	1,357	1,427
4,5	Ginnie Mae II Pool	3.500%	9/20/25–7/1/42	33,392	35,702
4,5	Ginnie Mae II Pool	4.000%	9/20/25–7/1/42	52,687	57,536
4,5	Ginnie Mae II Pool	4.500%	11/20/35–7/1/42	67,042	73,908
4	Ginnie Mae II Pool	5.000%	3/20/18–7/1/42	48,649	53,798
4	Ginnie Mae II Pool	5.500%	11/20/34–6/20/41	17,983	19,948
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	8,415	9,431
4	Ginnie Mae II Pool	6.500%	12/20/35–12/20/37	2,793	3,191
4	Ginnie Mae II Pool	7.000%	4/20/38	65	75
					1,648,416
Nonconventional Mortgage-Backed Securities (0.4%)
3,4,6	Fannie Mae Pool	1.797%	4/1/37	93	97
3,4,6	Fannie Mae Pool	2.393%	9/1/34	120	128
3,4,6	Fannie Mae Pool	2.400%	2/1/37	294	307
3,4,6	Fannie Mae Pool	2.437%	1/1/35	391	419
3,4,6	Fannie Mae Pool	2.512%	12/1/35	382	408
3,4	Fannie Mae Pool	2.547%	12/1/40	439	453
3,4	Fannie Mae Pool	2.569%	10/1/40	573	592
3,4,6	Fannie Mae Pool	2.596%	2/1/36	223	227
3,4,6	Fannie Mae Pool	2.685%	11/1/33	107	116
3,4,6	Fannie Mae Pool	2.725%	1/1/37	278	298
3,4,6	Fannie Mae Pool	2.794%	8/1/35	313	334
3,4	Fannie Mae Pool	2.801%	3/1/42	1,263	1,317
3,4	Fannie Mae Pool	2.823%	1/1/42	759	793
3,4	Fannie Mae Pool	2.826%	3/1/41	574	597
3,4,6	Fannie Mae Pool	2.844%	3/1/37	328	345
3,4	Fannie Mae Pool	2.924%	12/1/40	341	355
3,4,6	Fannie Mae Pool	2.973%	3/1/37	304	327
3,4	Fannie Mae Pool	3.019%	3/1/41	263	275
3,4	Fannie Mae Pool	3.076%	2/1/41	562	586
3,4	Fannie Mae Pool	3.126%	2/1/41	354	370
3,4	Fannie Mae Pool	3.135%	12/1/40	326	341
3,4	Fannie Mae Pool	3.159%	2/1/41	372	388
3,4	Fannie Mae Pool	3.175%	12/1/40	372	389
3,4	Fannie Mae Pool	3.207%	9/1/40	356	372
3,4	Fannie Mae Pool	3.210%	8/1/40	321	335

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Fannie Mae Pool	3.246%	10/1/40	556	582
3,4	Fannie Mae Pool	3.267%	11/1/40	304	318
3,4	Fannie Mae Pool	3.290%	1/1/40	549	574
3,4	Fannie Mae Pool	3.298%	1/1/41	584	624
3,4	Fannie Mae Pool	3.368%	5/1/40	246	258
3,4	Fannie Mae Pool	3.370%	1/1/40	896	937
3,4	Fannie Mae Pool	3.448%	12/1/39	1,142	1,195
3,4	Fannie Mae Pool	3.503%	5/1/40	211	222
3,4	Fannie Mae Pool	3.521%	10/1/39	246	258
3,4	Fannie Mae Pool	3.532%	3/1/40	922	968
3,4	Fannie Mae Pool	3.580%	8/1/39	211	222
3,4	Fannie Mae Pool	3.599%	4/1/41	499	525
3,4	Fannie Mae Pool	3.604%	11/1/39	146	153
3,4	Fannie Mae Pool	3.626%	11/1/39	212	222
3,4,6	Fannie Mae Pool	3.641%	12/1/35	609	647
3,4	Fannie Mae Pool	3.677%	7/1/39	180	189
3,4	Fannie Mae Pool	3.702%	5/1/40	1,844	1,939
3,4	Fannie Mae Pool	3.769%	2/1/40	1,221	1,312
3,4	Fannie Mae Pool	3.829%	9/1/40	640	695
3,4,6	Fannie Mae Pool	3.949%	8/1/37	424	443
3,4	Fannie Mae Pool	4.203%	12/1/39	684	729
3,4	Fannie Mae Pool	4.483%	11/1/34	377	401
3,4,6	Fannie Mae Pool	4.604%	3/1/37	285	305
3,4,6	Fannie Mae Pool	4.633%	8/1/35	359	382
3,4,6	Fannie Mae Pool	4.821%	10/1/38	440	471
3,4	Fannie Mae Pool	4.998%	12/1/33	132	141
3,4	Fannie Mae Pool	5.104%	3/1/38	237	257
3,4	Fannie Mae Pool	5.228%	7/1/36	200	217
3,4	Fannie Mae Pool	5.709%	4/1/37	526	571
3,4	Fannie Mae Pool	5.738%	12/1/37	538	578
3,4,6	Fannie Mae Pool	5.821%	8/1/37	249	267
3,4	Fannie Mae Pool	5.903%	6/1/36	84	90
3,4	Fannie Mae Pool	5.940%	11/1/36	616	667
3,4	Fannie Mae Pool	6.020%	7/1/37	70	75
3,4,6	Fannie Mae Pool	6.180%	9/1/37	212	221
3,4,6	Freddie Mac Non Gold Pool	2.194%	4/1/37	261	268
3,4,6	Freddie Mac Non Gold Pool	2.362%	12/1/34	458	488
3,4,6	Freddie Mac Non Gold Pool	2.375%	11/1/34–4/1/37	966	1,026
3,4,6	Freddie Mac Non Gold Pool	2.422%	1/1/37	301	320
3,4,6	Freddie Mac Non Gold Pool	2.517%	12/1/34	151	160
3,4	Freddie Mac Non Gold Pool	2.565%	2/1/42	564	587
3,4,6	Freddie Mac Non Gold Pool	2.584%	12/1/36	154	163
3,4	Freddie Mac Non Gold Pool	2.629%	12/1/40	415	429
3,4,6	Freddie Mac Non Gold Pool	2.631%	1/1/35	27	30
3,4	Freddie Mac Non Gold Pool	2.707%	12/1/40	815	845
3,4,6	Freddie Mac Non Gold Pool	2.734%	3/1/36	368	396
3,4	Freddie Mac Non Gold Pool	2.754%	11/1/40	239	248
3,4	Freddie Mac Non Gold Pool	2.824%	1/1/41	480	497
3,4,6	Freddie Mac Non Gold Pool	2.895%	4/1/37	568	591
3,4,6	Freddie Mac Non Gold Pool	2.925%	3/1/37	417	440
3,4	Freddie Mac Non Gold Pool	2.982%	2/1/41	728	760
3,4	Freddie Mac Non Gold Pool	3.092%	3/1/41	343	358
3,4,6	Freddie Mac Non Gold Pool	3.114%	7/1/35	266	283
3,4	Freddie Mac Non Gold Pool	3.137%	11/1/40	342	357
3,4	Freddie Mac Non Gold Pool	3.271%	6/1/40	283	296
3,4	Freddie Mac Non Gold Pool	3.351%	5/1/40	139	145
3,4	Freddie Mac Non Gold Pool	3.355%	4/1/40	360	377
3,4	Freddie Mac Non Gold Pool	3.454%	5/1/40	178	187
3,4	Freddie Mac Non Gold Pool	3.502%	8/1/40	744	799
3,4	Freddie Mac Non Gold Pool	3.571%	11/1/39	840	882
3,4	Freddie Mac Non Gold Pool	3.611%	6/1/40	418	439
3,4	Freddie Mac Non Gold Pool	3.614%	6/1/40	259	273
3,4	Freddie Mac Non Gold Pool	3.628%	6/1/37	440	470
3,4	Freddie Mac Non Gold Pool	3.630%	1/1/40	353	370

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Freddie Mac Non Gold Pool	3.676%	9/1/40	596	628
3,4	Freddie Mac Non Gold Pool	3.975%	3/1/40	1,190	1,256
3,4	Freddie Mac Non Gold Pool	4.678%	5/1/38	67	71
3,4	Freddie Mac Non Gold Pool	4.893%	12/1/35	689	725
3,4	Freddie Mac Non Gold Pool	5.020%	10/1/36	323	348
3,4	Freddie Mac Non Gold Pool	5.364%	12/1/35	221	229
3,4	Freddie Mac Non Gold Pool	5.506%	2/1/36	284	307
3,4	Freddie Mac Non Gold Pool	5.509%	1/1/38	207	223
3,4	Freddie Mac Non Gold Pool	5.539%	3/1/37	76	82
3,4	Freddie Mac Non Gold Pool	5.721%	9/1/36	390	419
3,4	Freddie Mac Non Gold Pool	5.754%	5/1/36	201	215
3,4	Freddie Mac Non Gold Pool	5.766%	9/1/37	1,831	1,992
3,4	Freddie Mac Non Gold Pool	5.792%	8/1/37	311	340
3,4	Freddie Mac Non Gold Pool	5.811%	10/1/37	133	138
3,4	Freddie Mac Non Gold Pool	5.846%	5/1/37	687	747
3,4	Freddie Mac Non Gold Pool	5.926%	12/1/36	153	166
3,4	Freddie Mac Non Gold Pool	6.038%	10/1/37	64	70
3,4	Freddie Mac Non Gold Pool	6.407%	2/1/37	132	143
4	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	4,604	4,796
4,5	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	2,823	2,971
4,5	Ginnie Mae II Pool	3.500%	1/20/41	422	445
4,5	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	4,078	4,297
4,5	Ginnie Mae II Pool	4.500%	10/20/39	80	86
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	126	133

					61,135

Total U.S. Government and Agency Obligations (Cost $4,266,935)					4,457,139

Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.153%	11/10/38	129	133
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.736%	6/10/39	181	193
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.877%	7/10/42	1,410	1,477
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.246%	11/10/42	290	297
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.727%	7/10/43	235	248
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	4.857%	7/10/43	165	181
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.919%	5/10/45	945	1,077
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.954%	5/10/45	160	140
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.372%	9/10/45	600	670
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.421%	9/10/45	50	54
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.115%	10/10/45	810	898
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.634%	7/10/46	1,280	1,443
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.366%	9/10/47	260	258
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.366%	9/10/47	245	265
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.414%	9/10/47	905	981
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	5.448%	9/10/47	200	196
4	Banc of America Merrill Lynch Commercial Mortgage
	Inc.	6.395%	2/10/51	1,400	1,649
4	Bear Stearns Commercial Mortgage Securities Inc.	5.713%	4/12/38	250	267

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Bear Stearns Commercial Mortgage Securities Inc.	5.713%	4/12/38	350	396
4	Bear Stearns Commercial Mortgage Securities Inc.	4.830%	8/15/38	231	232
4	Bear Stearns Commercial Mortgage Securities Inc.	5.940%	9/11/38	275	300
4	Bear Stearns Commercial Mortgage Securities Inc.	5.619%	3/11/39	205	191
4	Bear Stearns Commercial Mortgage Securities Inc.	5.619%	3/11/39	585	656
4	Bear Stearns Commercial Mortgage Securities Inc.	4.680%	8/13/39	750	765
4	Bear Stearns Commercial Mortgage Securities Inc.	4.740%	3/13/40	661	671
4	Bear Stearns Commercial Mortgage Securities Inc.	5.854%	6/11/40	618	625
4	Bear Stearns Commercial Mortgage Securities Inc.	5.906%	6/11/40	350	370
4	Bear Stearns Commercial Mortgage Securities Inc.	5.405%	12/11/40	375	418
4	Bear Stearns Commercial Mortgage Securities Inc.	5.200%	1/12/41	210	220
4	Bear Stearns Commercial Mortgage Securities Inc.	4.750%	6/11/41	200	195
4	Bear Stearns Commercial Mortgage Securities Inc.	5.582%	9/11/41	160	169
4	Bear Stearns Commercial Mortgage Securities Inc.	5.568%	10/12/41	425	461
4	Bear Stearns Commercial Mortgage Securities Inc.	4.825%	11/11/41	190	203
4	Bear Stearns Commercial Mortgage Securities Inc.	4.868%	11/11/41	100	102
4	Bear Stearns Commercial Mortgage Securities Inc.	4.933%	2/13/42	100	108
4	Bear Stearns Commercial Mortgage Securities Inc.	5.742%	9/11/42	1,945	2,278
4	Bear Stearns Commercial Mortgage Securities Inc.	5.127%	10/12/42	259	260
4	Bear Stearns Commercial Mortgage Securities Inc.	5.513%	1/12/45	335	346
4	Bear Stearns Commercial Mortgage Securities Inc.	5.613%	6/11/50	1,220	1,246
4	Bear Stearns Commercial Mortgage Securities Inc.	5.694%	6/11/50	770	881
4	Bear Stearns Commercial Mortgage Securities Inc.	5.700%	6/11/50	850	978
4	Bear Stearns Commercial Mortgage Securities Inc.	5.915%	6/11/50	625	664
4	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,979
4	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	550	665
4	Chase Issuance Trust	5.400%	7/15/15	400	417
7	Cie de Financement Foncier SA	2.125%	4/22/13	375	377
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	1,075	1,164
4	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	275
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	550	665
4	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	200
4	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	885	925
4	Citigroup Commercial Mortgage Trust	5.921%	3/15/49	1,100	1,248
4	Citigroup Commercial Mortgage Trust	5.921%	3/15/49	500	537
4	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	150	170
4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	150	161
4	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	100	85
4	Citigroup Commercial Mortgage Trust	5.889%	12/10/49	1,050	1,202
4	Citigroup Commercial Mortgage Trust	5.889%	12/10/49	275	286
4	Citigroup Commercial Mortgage Trust	6.276%	12/10/49	1,060	1,240
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.394%	7/15/44	600	667
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.394%	7/15/44	300	325
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	1,805	2,063
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	425	446
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	344	345
4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	1,010	1,116
4,7	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	552	588
4	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	806	819
4	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	788	821
4	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	1,170	1,294
4	Commercial Mortgage Pass Through Certificates	5.941%	6/10/46	1,050	1,169
4	Commercial Mortgage Pass Through Certificates	5.966%	6/10/46	200	210
4	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	80	80
4	Commercial Mortgage Pass Through Certificates	6.006%	12/10/49	900	1,046
4	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	1,490	1,542
4	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	945	1,025
4	Credit Suisse First Boston Mortgage Securities Corp.	5.075%	2/15/38	218	217
4	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	1,007	1,023
4	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	80	85
4	Credit Suisse First Boston Mortgage Securities Corp.	5.190%	8/15/38	150	149
4	Credit Suisse First Boston Mortgage Securities Corp.	5.230%	12/15/40	160	157
4	Credit Suisse Mortgage Capital Certificates	6.008%	6/15/38	52	55
4	Credit Suisse Mortgage Capital Certificates	6.008%	6/15/38	975	1,106

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Credit Suisse Mortgage Capital Certificates	5.593%	2/15/39	695	776
4	Credit Suisse Mortgage Capital Certificates	5.593%	2/15/39	400	431
4	Credit Suisse Mortgage Capital Certificates	5.593%	2/15/39	240	243
4	Credit Suisse Mortgage Capital Certificates	5.869%	6/15/39	605	657
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	175	174
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	460	501
4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	714	743
4	CW Capital Cobalt Ltd.	6.007%	5/15/46	1,000	1,100
4	Discover Card Master Trust	5.650%	12/15/15	1,650	1,721
4	Discover Card Master Trust	5.650%	3/16/20	475	573
4	Ford Credit Auto Owner Trust	2.420%	11/15/14	250	252
4	Ford Credit Auto Owner Trust	2.150%	6/15/15	825	837
4	Ford Credit Auto Owner Trust	1.150%	6/15/17	400	404
4	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	733	738
4	GE Capital Commercial Mortgage Corp.	5.481%	3/10/44	325	328
4	GE Capital Commercial Mortgage Corp.	5.481%	3/10/44	950	1,054
4	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	315	347
4	GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	850	926
4	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	142	143
4	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	75	79
4	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	21	21
4	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	1,275	1,352
4	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	275	289
4	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	182	182
4	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,200	1,266
4	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	94	94
4	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,535	1,678
4	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	275	272
4	Greenwich Capital Commercial Funding Corp.	6.071%	7/10/38	285	324
4	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	75	72
4	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,775	1,918
4	Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	225	224
4	GS Mortgage Securities Corp. II	5.506%	4/10/38	397	400
4	GS Mortgage Securities Corp. II	5.553%	4/10/38	1,445	1,607
4	GS Mortgage Securities Corp. II	5.622%	4/10/38	250	255
4	GS Mortgage Securities Corp. II	5.396%	8/10/38	1,065	1,137
4	GS Mortgage Securities Corp. II	3.707%	8/10/44	145	155
4	GS Mortgage Securities Corp. II	3.482%	1/10/45	750	779
4	GS Mortgage Securities Corp. II	3.377%	5/10/45	440	452
4	Honda Auto Receivables Owner Trust	1.800%	4/17/17	150	152
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.050%	12/12/34	238	238
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.654%	1/12/37	150	152
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.540%	8/12/37	100	100
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.879%	1/12/38	1,004	1,043
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.404%	1/12/39	410	426
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.774%	6/12/41	1,339	1,442
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.780%	7/15/42	210	221
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.502%	1/12/43	125	120
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.475%	4/15/43	350	392
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.635%	12/12/44	150	149
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.404%	12/15/44	175	187
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.483%	12/15/44	70	70

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.064%	4/15/45	155	133
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.064%	4/15/45	1,020	1,146
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.064%	4/15/45	80	85
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.593%	5/12/45	569	588
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	3.507%	5/15/45	550	566
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	5/15/45	225	241
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.447%	5/15/45	860	908
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	3.483%	6/15/45	433	443
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	6/12/47	880	989
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.009%	6/15/49	575	612
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.794%	2/12/51	1,515	1,693
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.855%	2/12/51	495	495
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.088%	2/12/51	175	189
4	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.882%	2/15/51	1,675	1,902
4	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,299	1,377
4	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	619
4	LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	665	723
4	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,860	2,049
4	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	125	136
4	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	336	336
4	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	181	184
4	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	825	837
4	LB-UBS Commercial Mortgage Trust	4.685%	7/15/32	75	77
4	LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	950	984
4	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,815	1,861
4	LB-UBS Commercial Mortgage Trust	5.378%	11/15/38	180	181
4	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,370	1,532
4	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	750	851
4	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	250	267
4	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	757	854
4	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	655	734
4	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	250	256
4	LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	75	72
4	LB-UBS Commercial Mortgage Trust	6.315%	4/15/41	260	272
4	LB-UBS Commercial Mortgage Trust	6.315%	4/15/41	525	621
4	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	880	1,003
4	Merrill Lynch Mortgage Trust	5.236%	11/12/35	1,115	1,163
4	Merrill Lynch Mortgage Trust	5.107%	7/12/38	140	148
4	Merrill Lynch Mortgage Trust	5.848%	5/12/39	100	107
4	Merrill Lynch Mortgage Trust	5.848%	5/12/39	1,210	1,379
4	Merrill Lynch Mortgage Trust	4.747%	6/12/43	610	667
4	Merrill Lynch Mortgage Trust	5.782%	8/12/43	245	254
4	Merrill Lynch Mortgage Trust	5.291%	1/12/44	1,985	2,219
4	Merrill Lynch Mortgage Trust	6.041%	6/12/50	1,795	2,017
4	Merrill Lynch Mortgage Trust	5.425%	2/12/51	217	219
4	Merrill Lynch Mortgage Trust	5.690%	2/12/51	750	858
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.093%	6/12/46	900	1,028
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	160	162
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	1,685	1,808
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	453	455

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	355	389
4	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.204%	12/12/49	275	266
4	Morgan Stanley Capital I Inc.	4.970%	4/14/40	1,190	1,254
4	Morgan Stanley Capital I Inc.	5.110%	6/15/40	950	1,007
4	Morgan Stanley Capital I Inc.	5.270%	6/13/41	400	421
4	Morgan Stanley Capital I Inc.	5.987%	8/12/41	110	121
4	Morgan Stanley Capital I Inc.	5.328%	11/12/41	740	829
4	Morgan Stanley Capital I Inc.	5.360%	11/12/41	375	391
4	Morgan Stanley Capital I Inc.	4.780%	12/13/41	250	269
4	Morgan Stanley Capital I Inc.	4.840%	12/13/41	65	64
4	Morgan Stanley Capital I Inc.	4.970%	12/15/41	805	835
4	Morgan Stanley Capital I Inc.	5.168%	1/14/42	425	461
4	Morgan Stanley Capital I Inc.	5.824%	6/11/42	300	319
4	Morgan Stanley Capital I Inc.	5.824%	6/11/42	1,195	1,391
4	Morgan Stanley Capital I Inc.	4.989%	8/13/42	1,715	1,882
4	Morgan Stanley Capital I Inc.	5.073%	8/13/42	180	178
4	Morgan Stanley Capital I Inc.	5.230%	9/15/42	1,455	1,620
4	Morgan Stanley Capital I Inc.	5.894%	10/15/42	855	960
4	Morgan Stanley Capital I Inc.	5.898%	10/15/42	200	181
4	Morgan Stanley Capital I Inc.	5.898%	10/15/42	30	32
4	Morgan Stanley Capital I Inc.	5.369%	11/14/42	900	995
4	Morgan Stanley Capital I Inc.	6.455%	1/11/43	635	766
4	Morgan Stanley Capital I Inc.	5.332%	12/15/43	675	743
4	Morgan Stanley Capital I Inc.	5.600%	3/12/44	575	644
4	Morgan Stanley Capital I Inc.	5.649%	3/12/44	375	400
4	Morgan Stanley Capital I Inc.	5.773%	7/12/44	250	270
4	Morgan Stanley Capital I Inc.	5.793%	7/12/44	225	219
4	Morgan Stanley Capital I Inc.	3.244%	3/15/45	650	656
4	Morgan Stanley Capital I Inc.	4.660%	9/13/45	604	626
4	Morgan Stanley Capital I Inc.	4.985%	6/12/47	180	179
4	Morgan Stanley Capital I Inc.	5.654%	4/15/49	74	79
4	Morgan Stanley Capital I Inc.	5.692%	4/15/49	1,475	1,611
4	Morgan Stanley Capital I Inc.	5.544%	11/12/49	275	293
4	Morgan Stanley Capital I Inc.	5.809%	12/12/49	1,430	1,648
4	Morgan Stanley Capital I Inc.	6.309%	12/12/49	225	235
4	Morgan Stanley Capital I Inc.	5.090%	10/12/52	148	148
4	Morgan Stanley Capital I Inc.	5.204%	10/12/52	550	576
4	Morgan Stanley Capital I Inc.	4.770%	7/15/56	170	170
4	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	1,266	1,284
4	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	700	707
4	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	132	133
7	Northern Rock Asset Management plc	5.625%	6/22/17	500	536
4	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,334
7	Royal Bank of Canada	3.125%	4/14/15	425	449
4	TIAA Seasoned Commercial Mortgage Trust	5.620%	8/15/39	160	161
4	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	136	141
4	Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	550	572
4	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	433	452
4	Wachovia Bank Commercial Mortgage Trust	5.494%	7/15/41	850	903
4	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,207
4	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	400	437
4	Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	125	125
4	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	735	809
4	Wachovia Bank Commercial Mortgage Trust	5.922%	5/15/43	800	904
4	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	1,142
4	Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	65	69
4	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	150	144
4	Wachovia Bank Commercial Mortgage Trust	5.378%	10/15/44	1,035	1,136
4	Wachovia Bank Commercial Mortgage Trust	5.378%	10/15/44	60	59
4	Wachovia Bank Commercial Mortgage Trust	5.441%	12/15/44	1,550	1,716
4	Wachovia Bank Commercial Mortgage Trust	5.491%	12/15/44	50	53
4	Wachovia Bank Commercial Mortgage Trust	6.171%	6/15/45	121	134
4	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	950	1,078
4	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	455	487

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,597
4	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	375	384
4	WF-RBS Commercial Mortgage Trust	3.440%	4/15/45	450	468
4	WF-RBS Commercial Mortgage Trust	3.431%	6/15/45	300	307
4	WF-RBS Commercial Mortgage Trust	4.090%	6/15/45	250	257

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $148,632)					163,915

Corporate Bonds (8.4%)
Finance (2.8%)
	Banking (1.8%)
	Abbey National Treasury Services plc	2.875%	4/25/14	725	709
	Abbey National Treasury Services plc	4.000%	4/27/16	665	654
	American Express Bank FSB	6.000%	9/13/17	225	266
	American Express Centurion Bank	5.950%	6/12/17	75	87
	American Express Centurion Bank	6.000%	9/13/17	1,750	2,067
	American Express Co.	5.500%	9/12/16	350	399
	American Express Co.	6.150%	8/28/17	535	635
	American Express Co.	7.000%	3/19/18	1,175	1,451
	American Express Co.	8.125%	5/20/19	1,280	1,706
	American Express Co.	8.150%	3/19/38	90	141
4	American Express Co.	6.800%	9/1/66	450	469
	American Express Credit Corp.	7.300%	8/20/13	1,200	1,284
	American Express Credit Corp.	5.125%	8/25/14	685	740
	American Express Credit Corp.	2.750%	9/15/15	985	1,022
	American Express Credit Corp.	2.800%	9/19/16	425	444
	American Express Credit Corp.	2.375%	3/24/17	825	846
	Banco Santander Chile	2.875%	11/13/12	200	200
	Bancolombia SA	4.250%	1/12/16	525	545
	Bank of America Corp.	7.375%	5/15/14	1,025	1,103
	Bank of America Corp.	5.125%	11/15/14	1,340	1,398
	Bank of America Corp.	4.500%	4/1/15	1,580	1,635
	Bank of America Corp.	3.700%	9/1/15	330	334
	Bank of America Corp.	5.250%	12/1/15	275	284
	Bank of America Corp.	3.625%	3/17/16	275	276
	Bank of America Corp.	3.750%	7/12/16	1,030	1,039
	Bank of America Corp.	6.500%	8/1/16	1,370	1,505
	Bank of America Corp.	5.750%	8/15/16	275	286
	Bank of America Corp.	7.800%	9/15/16	300	329
	Bank of America Corp.	5.625%	10/14/16	75	80
	Bank of America Corp.	5.420%	3/15/17	775	801
	Bank of America Corp.	3.875%	3/22/17	1,750	1,783
	Bank of America Corp.	6.000%	9/1/17	250	272
	Bank of America Corp.	5.750%	12/1/17	495	528
	Bank of America Corp.	5.650%	5/1/18	4,450	4,789
	Bank of America Corp.	7.625%	6/1/19	605	712
	Bank of America Corp.	5.625%	7/1/20	1,060	1,136
	Bank of America Corp.	5.875%	1/5/21	145	158
	Bank of America Corp.	5.000%	5/13/21	205	211
	Bank of America Corp.	5.700%	1/24/22	500	551
	Bank of America Corp.	5.875%	2/7/42	1,150	1,258
	Bank of America NA	5.300%	3/15/17	325	337
	Bank of America NA	6.100%	6/15/17	350	374
	Bank of America NA	6.000%	10/15/36	350	369
	Bank of Montreal	2.500%	1/11/17	775	803
	Bank of New York Mellon Corp.	4.300%	5/15/14	455	486
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,254
	Bank of New York Mellon Corp.	2.500%	1/15/16	450	466
	Bank of New York Mellon Corp.	2.300%	7/28/16	486	501
	Bank of New York Mellon Corp.	2.400%	1/17/17	300	309
	Bank of New York Mellon Corp.	1.969%	6/20/17	200	202
	Bank of New York Mellon Corp.	5.450%	5/15/19	350	413
	Bank of New York Mellon Corp.	4.600%	1/15/20	400	447
	Bank of New York Mellon Corp.	3.550%	9/23/21	250	265

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bank of Nova Scotia	2.375%	12/17/13	1,175	1,203
	Bank of Nova Scotia	1.850%	1/12/15	715	728
	Bank of Nova Scotia	3.400%	1/22/15	185	195
	Bank of Nova Scotia	2.050%	10/7/15	125	128
	Bank of Nova Scotia	2.900%	3/29/16	105	110
	Bank of Nova Scotia	2.550%	1/12/17	250	260
	Bank of Nova Scotia	4.375%	1/13/21	105	118
	Bank One Corp.	4.900%	4/30/15	475	500
	Barclays Bank plc	5.200%	7/10/14	1,480	1,562
	Barclays Bank plc	2.750%	2/23/15	125	125
	Barclays Bank plc	3.900%	4/7/15	105	109
	Barclays Bank plc	5.000%	9/22/16	385	417
	Barclays Bank plc	6.750%	5/22/19	1,385	1,617
	Barclays Bank plc	5.125%	1/8/20	1,585	1,721
	Barclays Bank plc	5.140%	10/14/20	105	100
	BB&T Corp.	2.050%	4/28/14	920	939
	BB&T Corp.	5.700%	4/30/14	360	390
	BB&T Corp.	5.200%	12/23/15	205	226
	BB&T Corp.	3.200%	3/15/16	185	195
	BB&T Corp.	3.950%	4/29/16	1,250	1,365
	BB&T Corp.	2.150%	3/22/17	450	456
	BB&T Corp.	6.850%	4/30/19	275	346
	BBVA US Senior SAU	3.250%	5/16/14	275	261
	Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,724
	Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,065
	Bear Stearns Cos. LLC	6.400%	10/2/17	300	344
	Bear Stearns Cos. LLC	7.250%	2/1/18	795	950
	BNP Paribas SA	3.250%	3/11/15	670	676
	BNP Paribas SA	3.600%	2/23/16	855	866
	BNP Paribas SA	5.000%	1/15/21	2,185	2,246
	Branch Banking & Trust Co.	5.625%	9/15/16	100	114
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	535	541
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	95	99
	Capital One Bank USA NA	8.800%	7/15/19	1,575	1,977
	Capital One Financial Corp.	7.375%	5/23/14	105	115
	Capital One Financial Corp.	2.125%	7/15/14	830	836
	Capital One Financial Corp.	5.500%	6/1/15	225	245
	Capital One Financial Corp.	3.150%	7/15/16	805	832
	Capital One Financial Corp.	6.150%	9/1/16	175	195
	Capital One Financial Corp.	5.250%	2/21/17	50	55
	Capital One Financial Corp.	6.750%	9/15/17	205	244
	Capital One Financial Corp.	4.750%	7/15/21	280	305
4,7	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	1,979
	Citigroup Inc.	5.500%	4/11/13	1,880	1,932
	Citigroup Inc.	6.500%	8/19/13	1,055	1,107
	Citigroup Inc.	6.000%	12/13/13	775	814
	Citigroup Inc.	5.125%	5/5/14	100	104
	Citigroup Inc.	6.375%	8/12/14	1,765	1,889
	Citigroup Inc.	5.000%	9/15/14	3,755	3,840
	Citigroup Inc.	5.500%	10/15/14	1,140	1,207
	Citigroup Inc.	6.010%	1/15/15	265	284
	Citigroup Inc.	2.650%	3/2/15	675	674
	Citigroup Inc.	4.750%	5/19/15	265	278
	Citigroup Inc.	4.700%	5/29/15	475	495
	Citigroup Inc.	4.587%	12/15/15	810	846
	Citigroup Inc.	5.300%	1/7/16	275	292
	Citigroup Inc.	3.953%	6/15/16	435	446
	Citigroup Inc.	5.850%	8/2/16	185	201
	Citigroup Inc.	4.450%	1/10/17	1,800	1,888
	Citigroup Inc.	5.500%	2/15/17	115	120
	Citigroup Inc.	6.125%	11/21/17	1,590	1,759
	Citigroup Inc.	6.125%	5/15/18	1,580	1,765
	Citigroup Inc.	8.500%	5/22/19	225	279
	Citigroup Inc.	5.375%	8/9/20	445	482

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	5.875%	2/22/33	320	313
Citigroup Inc.	6.000%	10/31/33	625	627
Citigroup Inc.	5.850%	12/11/34	295	313
Citigroup Inc.	6.125%	8/25/36	565	554
Citigroup Inc.	5.875%	5/29/37	225	245
Citigroup Inc.	6.875%	3/5/38	2,183	2,652
Citigroup Inc.	8.125%	7/15/39	1,125	1,542
Citigroup Inc.	5.875%	1/30/42	125	137
Comerica Bank	5.200%	8/22/17	300	337
Comerica Inc.	3.000%	9/16/15	375	391
Commonwealth Bank of Australia	1.950%	3/16/15	800	804
Compass Bank	6.400%	10/1/17	150	152
Compass Bank	5.900%	4/1/26	54	51
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	420	423
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	1,175	1,209
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	1,560	1,668
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	1,225	1,247
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	135	146
Credit Suisse	2.200%	1/14/14	1,175	1,183
Credit Suisse	5.500%	5/1/14	1,110	1,178
Credit Suisse	3.500%	3/23/15	2,515	2,607
Credit Suisse	6.000%	2/15/18	910	972
Credit Suisse	5.300%	8/13/19	650	729
Credit Suisse	5.400%	1/14/20	425	443
Credit Suisse	4.375%	8/5/20	1,165	1,244
Credit Suisse USA Inc.	5.125%	1/15/14	50	52
Credit Suisse USA Inc.	4.875%	1/15/15	235	252
Credit Suisse USA Inc.	5.375%	3/2/16	145	161
Credit Suisse USA Inc.	5.850%	8/16/16	750	847
Credit Suisse USA Inc.	7.125%	7/15/32	665	868
Deutsche Bank AG	3.875%	8/18/14	105	110
Deutsche Bank AG	3.450%	3/30/15	500	521
Deutsche Bank AG	3.250%	1/11/16	805	828
Deutsche Bank AG	6.000%	9/1/17	1,185	1,354
Deutsche Bank Financial LLC	5.375%	3/2/15	900	937
Discover Bank	7.000%	4/15/20	250	290
Fifth Third Bancorp	3.500%	3/15/22	825	833
Fifth Third Bancorp	8.250%	3/1/38	910	1,236
Fifth Third Bank	4.750%	2/1/15	325	347
First Horizon National Corp.	5.375%	12/15/15	1,050	1,105
First Niagara Financial Group Inc.	6.750%	3/19/20	75	85
First Niagara Financial Group Inc.	7.250%	12/15/21	65	73
First Tennessee Bank NA	5.050%	1/15/15	325	335
Goldman Sachs Capital I	6.345%	2/15/34	1,400	1,319
Goldman Sachs Group Inc.	4.750%	7/15/13	2,250	2,310
Goldman Sachs Group Inc.	5.250%	10/15/13	1,365	1,422
Goldman Sachs Group Inc.	5.150%	1/15/14	700	727
Goldman Sachs Group Inc.	6.000%	5/1/14	1,555	1,645
Goldman Sachs Group Inc.	5.000%	10/1/14	1,175	1,228
Goldman Sachs Group Inc.	5.125%	1/15/15	910	951
Goldman Sachs Group Inc.	3.300%	5/3/15	575	574
Goldman Sachs Group Inc.	3.700%	8/1/15	390	393
Goldman Sachs Group Inc.	5.350%	1/15/16	200	210
Goldman Sachs Group Inc.	3.625%	2/7/16	3,165	3,167
Goldman Sachs Group Inc.	5.750%	10/1/16	870	928
Goldman Sachs Group Inc.	5.625%	1/15/17	830	871
Goldman Sachs Group Inc.	6.250%	9/1/17	645	702
Goldman Sachs Group Inc.	5.950%	1/18/18	1,485	1,588
Goldman Sachs Group Inc.	6.150%	4/1/18	100	108
Goldman Sachs Group Inc.	7.500%	2/15/19	370	422
Goldman Sachs Group Inc.	5.375%	3/15/20	970	999
Goldman Sachs Group Inc.	6.000%	6/15/20	1,615	1,719
Goldman Sachs Group Inc.	5.250%	7/27/21	500	507
Goldman Sachs Group Inc.	5.750%	1/24/22	1,075	1,130

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,481
	Goldman Sachs Group Inc.	6.125%	2/15/33	1,995	2,051
	Goldman Sachs Group Inc.	6.450%	5/1/36	450	435
	Goldman Sachs Group Inc.	6.750%	10/1/37	1,345	1,306
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,179
	HSBC Bank USA NA	4.625%	4/1/14	1,105	1,150
	HSBC Bank USA NA	4.875%	8/24/20	675	693
	HSBC Bank USA NA	5.875%	11/1/34	675	713
	HSBC Bank USA NA	5.625%	8/15/35	625	629
	HSBC Bank USA NA	7.000%	1/15/39	300	349
	HSBC Holdings plc	5.100%	4/5/21	1,310	1,461
	HSBC Holdings plc	4.875%	1/14/22	225	248
	HSBC Holdings plc	4.000%	3/30/22	700	726
	HSBC Holdings plc	7.625%	5/17/32	400	467
	HSBC Holdings plc	7.350%	11/27/32	400	458
	HSBC Holdings plc	6.500%	5/2/36	385	422
	HSBC Holdings plc	6.500%	9/15/37	1,285	1,429
	HSBC Holdings plc	6.800%	6/1/38	75	85
	HSBC Holdings plc	6.100%	1/14/42	200	244
	HSBC USA Inc.	2.375%	2/13/15	300	304
	HSBC USA Inc.	5.000%	9/27/20	145	148
	Huntington Bancshares Inc.	7.000%	12/15/20	450	518
	JPMorgan Chase & Co.	1.650%	9/30/13	265	266
	JPMorgan Chase & Co.	2.050%	1/24/14	260	263
	JPMorgan Chase & Co.	4.650%	6/1/14	1,410	1,485
	JPMorgan Chase & Co.	5.125%	9/15/14	1,600	1,700
	JPMorgan Chase & Co.	3.700%	1/20/15	1,500	1,561
	JPMorgan Chase & Co.	1.875%	3/20/15	675	673
	JPMorgan Chase & Co.	3.400%	6/24/15	1,615	1,673
	JPMorgan Chase & Co.	5.150%	10/1/15	1,230	1,318
	JPMorgan Chase & Co.	3.450%	3/1/16	725	751
	JPMorgan Chase & Co.	3.150%	7/5/16	1,055	1,083
	JPMorgan Chase & Co.	6.000%	1/15/18	840	962
	JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,674
	JPMorgan Chase & Co.	4.400%	7/22/20	905	944
	JPMorgan Chase & Co.	4.250%	10/15/20	175	184
	JPMorgan Chase & Co.	4.625%	5/10/21	835	889
	JPMorgan Chase & Co.	4.350%	8/15/21	2,655	2,796
	JPMorgan Chase & Co.	4.500%	1/24/22	425	458
	JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,299
	JPMorgan Chase & Co.	5.500%	10/15/40	1,100	1,199
	JPMorgan Chase & Co.	5.600%	7/15/41	1,050	1,181
	JPMorgan Chase & Co.	5.400%	1/6/42	400	436
	JPMorgan Chase Bank NA	5.875%	6/13/16	725	795
	JPMorgan Chase Bank NA	6.000%	10/1/17	460	515
4	JPMorgan Chase Capital XVIII	6.950%	8/1/66	600	601
4	JPMorgan Chase Capital XX	6.550%	9/15/66	600	601
4	JPMorgan Chase Capital XXII	6.450%	1/15/87	895	895
	JPMorgan Chase Capital XXV	6.800%	10/1/37	1,185	1,185
	KeyBank NA	5.800%	7/1/14	150	161
	KeyBank NA	4.950%	9/15/15	25	27
	KeyBank NA	5.450%	3/3/16	300	332
	KeyCorp	5.100%	3/24/21	1,310	1,461
	Lloyds TSB Bank plc	4.875%	1/21/16	555	583
	Lloyds TSB Bank plc	4.200%	3/28/17	400	413
	Lloyds TSB Bank plc	6.375%	1/21/21	1,900	2,158
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	375	399
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	701
	MBNA Corp.	5.000%	6/15/15	400	415
	Mellon Funding Corp.	5.000%	12/1/14	250	269
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	1,075	1,113
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	310	324
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,297
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,095	1,134

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	715	733
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,370	1,491
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	2,030	2,256
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	535	513
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,215	2,532
	Morgan Stanley	2.875%	1/24/14	75	74
	Morgan Stanley	4.750%	4/1/14	1,570	1,582
	Morgan Stanley	6.000%	5/13/14	1,050	1,086
	Morgan Stanley	2.875%	7/28/14	125	124
	Morgan Stanley	4.200%	11/20/14	1,325	1,325
	Morgan Stanley	4.100%	1/26/15	975	968
	Morgan Stanley	6.000%	4/28/15	115	119
	Morgan Stanley	5.375%	10/15/15	1,165	1,186
	Morgan Stanley	3.450%	11/2/15	2,000	1,942
	Morgan Stanley	3.800%	4/29/16	2,135	2,061
	Morgan Stanley	5.750%	10/18/16	425	435
	Morgan Stanley	5.450%	1/9/17	1,385	1,407
	Morgan Stanley	4.750%	3/22/17	1,000	995
	Morgan Stanley	5.950%	12/28/17	1,110	1,130
	Morgan Stanley	6.625%	4/1/18	1,735	1,815
	Morgan Stanley	7.300%	5/13/19	1,390	1,502
	Morgan Stanley	5.625%	9/23/19	1,715	1,693
	Morgan Stanley	5.500%	1/26/20	525	515
	Morgan Stanley	5.500%	7/24/20	650	638
	Morgan Stanley	5.750%	1/25/21	1,210	1,197
	Morgan Stanley	7.250%	4/1/32	705	749
	Murray Street Investment Trust I	4.647%	3/9/17	725	725
	National Australia Bank Ltd.	2.000%	3/9/15	450	451
	National Australia Bank Ltd.	2.750%	3/9/17	425	428
	National Bank of Canada	1.500%	6/26/15	775	778
	National City Corp.	4.900%	1/15/15	500	541
	National City Corp.	6.875%	5/15/19	310	372
	Northern Trust Co.	6.500%	8/15/18	75	91
	Northern Trust Corp.	5.500%	8/15/13	100	105
	Northern Trust Corp.	4.625%	5/1/14	125	134
	PNC Bank NA	4.875%	9/21/17	525	578
	PNC Bank NA	6.000%	12/7/17	350	410
	PNC Funding Corp.	3.000%	5/19/14	105	109
	PNC Funding Corp.	3.625%	2/8/15	165	175
	PNC Funding Corp.	5.250%	11/15/15	375	413
	PNC Funding Corp.	2.700%	9/19/16	105	109
	PNC Funding Corp.	6.700%	6/10/19	50	62
	PNC Funding Corp.	5.125%	2/8/20	825	955
	PNC Funding Corp.	4.375%	8/11/20	800	883
	PNC Funding Corp.	3.300%	3/8/22	1,900	1,954
	Royal Bank of Canada	2.100%	7/29/13	750	763
	Royal Bank of Canada	1.450%	10/30/14	140	142
	Royal Bank of Canada	1.150%	3/13/15	325	326
	Royal Bank of Canada	2.625%	12/15/15	600	626
	Royal Bank of Canada	2.875%	4/19/16	125	132
	Royal Bank of Canada	2.300%	7/20/16	1,045	1,076
	Royal Bank of Scotland Group plc	6.400%	10/21/19	595	628
	Royal Bank of Scotland plc	3.400%	8/23/13	355	358
	Royal Bank of Scotland plc	3.250%	1/11/14	650	655
7	Royal Bank of Scotland plc	4.875%	8/25/14	700	716
	Royal Bank of Scotland plc	4.875%	3/16/15	1,260	1,298
	Royal Bank of Scotland plc	3.950%	9/21/15	205	209
	Royal Bank of Scotland plc	4.375%	3/16/16	495	507
	Royal Bank of Scotland plc	5.625%	8/24/20	870	909
	Royal Bank of Scotland plc	6.125%	1/11/21	820	893
	Santander Holdings USA Inc.	4.625%	4/19/16	450	435
	Santander UK plc	7.950%	10/26/29	400	396
	SouthTrust Corp.	5.800%	6/15/14	300	323
	State Street Bank & Trust Co.	5.300%	1/15/16	300	334

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	State Street Corp.	2.875%	3/7/16	515	545
	State Street Corp.	4.956%	3/15/18	200	214
	State Street Corp.	4.375%	3/7/21	615	703
	SunTrust Bank	7.250%	3/15/18	75	87
	SunTrust Banks Inc.	3.600%	4/15/16	940	974
	SunTrust Banks Inc.	3.500%	1/20/17	380	393
	Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,273
	Toronto-Dominion Bank	1.375%	7/14/14	170	172
	Toronto-Dominion Bank	2.500%	7/14/16	260	269
	Toronto-Dominion Bank	2.375%	10/19/16	630	649
	UBS AG	2.250%	8/12/13	1,185	1,189
	UBS AG	2.250%	1/28/14	300	302
	UBS AG	3.875%	1/15/15	410	424
	UBS AG	7.000%	10/15/15	750	811
	UBS AG	5.875%	7/15/16	205	216
	UBS AG	7.375%	6/15/17	200	222
	UBS AG	5.875%	12/20/17	1,940	2,171
	UBS AG	5.750%	4/25/18	235	260
	UBS AG	4.875%	8/4/20	725	777
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	527
	Union Bank NA	5.950%	5/11/16	450	501
	Union Bank NA	2.125%	6/16/17	125	125
	UnionBanCal Corp.	5.250%	12/16/13	150	157
	UnionBanCal Corp.	3.500%	6/18/22	275	276
	US Bancorp	1.125%	10/30/13	250	251
	US Bancorp	4.200%	5/15/14	725	772
	US Bancorp	3.150%	3/4/15	100	105
	US Bancorp	2.450%	7/27/15	145	151
	US Bancorp	3.442%	2/1/16	1,680	1,738
	US Bancorp	4.125%	5/24/21	915	1,022
	US Bancorp	3.000%	3/15/22	575	590
	US Bank NA	6.300%	2/4/14	250	271
	US Bank NA	4.950%	10/30/14	425	462
	USB Capital XIII Trust	6.625%	12/15/39	125	126
	Wachovia Bank NA	4.800%	11/1/14	484	516
	Wachovia Bank NA	4.875%	2/1/15	824	888
	Wachovia Bank NA	6.000%	11/15/17	250	292
	Wachovia Bank NA	5.850%	2/1/37	425	492
	Wachovia Bank NA	6.600%	1/15/38	605	750
	Wachovia Corp.	4.875%	2/15/14	345	361
	Wachovia Corp.	5.250%	8/1/14	510	545
	Wachovia Corp.	5.625%	10/15/16	500	563
	Wachovia Corp.	5.750%	6/15/17	300	349
	Wachovia Corp.	5.750%	2/1/18	410	483
	Wachovia Corp.	7.500%	4/15/35	150	190
	Wachovia Corp.	5.500%	8/1/35	200	212
	Wachovia Corp.	6.550%	10/15/35	100	117
	Wells Fargo & Co.	4.950%	10/16/13	288	301
	Wells Fargo & Co.	3.750%	10/1/14	905	953
	Wells Fargo & Co.	1.250%	2/13/15	1,550	1,544
	Wells Fargo & Co.	3.625%	4/15/15	400	424
	Wells Fargo & Co.	3.676%	6/15/16	580	617
	Wells Fargo & Co.	5.125%	9/15/16	740	822
	Wells Fargo & Co.	2.625%	12/15/16	575	593
	Wells Fargo & Co.	2.100%	5/8/17	425	425
	Wells Fargo & Co.	5.625%	12/11/17	1,685	1,964
	Wells Fargo & Co.	4.600%	4/1/21	4,060	4,506
	Wells Fargo & Co.	3.500%	3/8/22	350	360
	Wells Fargo Bank NA	4.750%	2/9/15	1,845	1,978
	Wells Fargo Bank NA	5.750%	5/16/16	250	283
	Wells Fargo Bank NA	5.950%	8/26/36	550	644
4	Wells Fargo Capital X	5.950%	12/1/86	425	425
	Westpac Banking Corp.	1.850%	12/9/13	585	591
	Westpac Banking Corp.	4.200%	2/27/15	1,425	1,517

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Westpac Banking Corp.	3.000%	8/4/15	375	389
	Westpac Banking Corp.	3.000%	12/9/15	515	535
	Westpac Banking Corp.	4.875%	11/19/19	930	1,009
	Zions Bancorporation	4.500%	3/27/17	50	50
	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.650%	11/15/15	525	595
	Ameriprise Financial Inc.	7.300%	6/28/19	450	561
	BlackRock Inc.	3.500%	12/10/14	175	185
	BlackRock Inc.	1.375%	6/1/15	75	75
	BlackRock Inc.	6.250%	9/15/17	300	364
	BlackRock Inc.	5.000%	12/10/19	475	544
	BlackRock Inc.	4.250%	5/24/21	450	490
	BlackRock Inc.	3.375%	6/1/22	175	178
	Charles Schwab Corp.	4.950%	6/1/14	625	670
	Franklin Resources Inc.	3.125%	5/20/15	200	211
	Franklin Resources Inc.	4.625%	5/20/20	100	114
	Jefferies Group Inc.	3.875%	11/9/15	125	123
	Jefferies Group Inc.	5.125%	4/13/18	320	310
	Jefferies Group Inc.	8.500%	7/15/19	655	709
	Jefferies Group Inc.	6.875%	4/15/21	580	580
	Jefferies Group Inc.	6.250%	1/15/36	20	18
	Lazard Group LLC	6.850%	6/15/17	450	495
7	Legg Mason Inc.	5.500%	5/21/19	200	204
	Nomura Holdings Inc.	5.000%	3/4/15	375	389
	Nomura Holdings Inc.	4.125%	1/19/16	1,000	1,015
	Nomura Holdings Inc.	6.700%	3/4/20	225	251
	Raymond James Financial Inc.	4.250%	4/15/16	100	104
	TD Ameritrade Holding Corp.	4.150%	12/1/14	150	158
	TD Ameritrade Holding Corp.	5.600%	12/1/19	100	114
	Finance Companies (0.3%)
	GATX Corp.	4.750%	6/15/22	275	278
	General Electric Capital Corp.	2.800%	1/8/13	2,525	2,554
	General Electric Capital Corp.	2.100%	1/7/14	125	127
	General Electric Capital Corp.	5.900%	5/13/14	4,075	4,426
	General Electric Capital Corp.	5.500%	6/4/14	1,450	1,563
	General Electric Capital Corp.	5.650%	6/9/14	150	162
	General Electric Capital Corp.	3.750%	11/14/14	300	316
	General Electric Capital Corp.	1.625%	7/2/15	725	724
	General Electric Capital Corp.	2.250%	11/9/15	1,230	1,254
	General Electric Capital Corp.	2.950%	5/9/16	475	492
	General Electric Capital Corp.	3.350%	10/17/16	150	159
	General Electric Capital Corp.	2.900%	1/9/17	750	774
	General Electric Capital Corp.	2.300%	4/27/17	625	629
	General Electric Capital Corp.	5.625%	9/15/17	1,635	1,881
	General Electric Capital Corp.	5.625%	5/1/18	800	920
	General Electric Capital Corp.	6.000%	8/7/19	625	729
	General Electric Capital Corp.	5.500%	1/8/20	125	144
	General Electric Capital Corp.	5.550%	5/4/20	325	369
	General Electric Capital Corp.	4.375%	9/16/20	175	189
	General Electric Capital Corp.	5.300%	2/11/21	1,520	1,698
	General Electric Capital Corp.	4.650%	10/17/21	1,060	1,176
	General Electric Capital Corp.	6.750%	3/15/32	4,190	5,163
	General Electric Capital Corp.	5.875%	1/14/38	1,785	2,049
	General Electric Capital Corp.	6.875%	1/10/39	3,935	5,048
4	General Electric Capital Corp.	6.375%	11/15/67	965	999
4	HSBC Finance Capital Trust IX	5.911%	11/30/35	325	306
	HSBC Finance Corp.	4.750%	7/15/13	185	191
	HSBC Finance Corp.	5.250%	1/15/14	650	680
	HSBC Finance Corp.	5.250%	4/15/15	150	160
	HSBC Finance Corp.	5.000%	6/30/15	830	886
	HSBC Finance Corp.	5.500%	1/19/16	275	298
	HSBC Finance Corp.	6.676%	1/15/21	2,611	2,836
	SLM Corp.	5.000%	10/1/13	505	515

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	SLM Corp.	5.000%	4/15/15	25	25
	SLM Corp.	6.250%	1/25/16	1,815	1,899
	SLM Corp.	6.000%	1/25/17	150	155
	SLM Corp.	8.450%	6/15/18	905	1,015
	SLM Corp.	8.000%	3/25/20	630	689
	SLM Corp.	7.250%	1/25/22	50	52
	SLM Corp.	5.625%	8/1/33	805	669
	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	103
	ACE INA Holdings Inc.	5.600%	5/15/15	125	140
	ACE INA Holdings Inc.	2.600%	11/23/15	290	301
	ACE INA Holdings Inc.	5.700%	2/15/17	200	235
	ACE INA Holdings Inc.	5.900%	6/15/19	715	879
	AEGON Funding Co. LLC	5.750%	12/15/20	664	734
	Aetna Inc.	6.000%	6/15/16	525	612
	Aetna Inc.	6.500%	9/15/18	175	215
	Aetna Inc.	3.950%	9/1/20	75	81
	Aetna Inc.	4.125%	6/1/21	320	351
	Aetna Inc.	6.625%	6/15/36	200	254
	Aetna Inc.	6.750%	12/15/37	275	358
	Aetna Inc.	4.500%	5/15/42	425	432
	Aflac Inc.	2.650%	2/15/17	275	283
	Aflac Inc.	8.500%	5/15/19	225	294
	Aflac Inc.	4.000%	2/15/22	125	131
	Aflac Inc.	6.900%	12/17/39	75	90
	Aflac Inc.	6.450%	8/15/40	300	349
	Alleghany Corp.	5.625%	9/15/20	100	108
	Alleghany Corp.	4.950%	6/27/22	425	435
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	1,005
	Allstate Corp.	6.200%	5/16/14	105	115
	Allstate Corp.	5.000%	8/15/14	350	379
	Allstate Corp.	7.450%	5/16/19	310	396
	Allstate Corp.	6.125%	12/15/32	250	297
	Allstate Corp.	5.550%	5/9/35	205	237
	Allstate Corp.	5.200%	1/15/42	850	947
4	Allstate Corp.	6.500%	5/15/57	200	197
4	Allstate Corp.	6.125%	5/15/67	200	195
	Alterra Finance LLC	6.250%	9/30/20	95	102
	American Financial Group Inc.	9.875%	6/15/19	100	126
	American International Group Inc.	4.250%	9/15/14	310	322
	American International Group Inc.	3.000%	3/20/15	375	377
	American International Group Inc.	4.875%	9/15/16	450	477
	American International Group Inc.	5.600%	10/18/16	800	869
	American International Group Inc.	3.800%	3/22/17	325	331
	American International Group Inc.	5.450%	5/18/17	910	989
	American International Group Inc.	8.250%	8/15/18	820	992
	American International Group Inc.	6.400%	12/15/20	1,160	1,309
	American International Group Inc.	4.875%	6/1/22	1,575	1,613
	American International Group Inc.	6.250%	5/1/36	400	460
	American International Group Inc.	6.250%	3/15/37	250	229
4	American International Group Inc.	8.175%	5/15/68	1,535	1,652
	Aon Corp.	3.500%	9/30/15	150	157
	Aon Corp.	5.000%	9/30/20	865	964
	Aon Corp.	8.205%	1/1/27	100	117
	Aon Corp.	6.250%	9/30/40	150	186
	Arch Capital Group Ltd.	7.350%	5/1/34	500	632
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	477
	Assurant Inc.	5.625%	2/15/14	200	209
	Assurant Inc.	6.750%	2/15/34	550	607
	AXA SA	8.600%	12/15/30	680	728
	Axis Capital Holdings Ltd.	5.750%	12/1/14	275	291
	Axis Specialty Finance LLC	5.875%	6/1/20	390	424
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	131

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	605	713
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	530
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	200	200
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	158
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	275	283
	Berkshire Hathaway Inc.	3.200%	2/11/15	1,375	1,459
	Berkshire Hathaway Inc.	2.200%	8/15/16	2,080	2,162
	Berkshire Hathaway Inc.	3.400%	1/31/22	50	52
	Chubb Corp.	5.750%	5/15/18	310	380
	Chubb Corp.	6.000%	5/11/37	375	475
4	Chubb Corp.	6.375%	3/29/67	535	551
	Cigna Corp.	2.750%	11/15/16	320	330
	Cigna Corp.	4.375%	12/15/20	100	106
	Cigna Corp.	4.500%	3/15/21	210	228
	Cigna Corp.	4.000%	2/15/22	165	171
	Cigna Corp.	6.150%	11/15/36	1,050	1,227
	Cigna Corp.	5.875%	3/15/41	235	266
	Cigna Corp.	5.375%	2/15/42	190	202
	Cincinnati Financial Corp.	6.125%	11/1/34	325	355
	CNA Financial Corp.	6.500%	8/15/16	475	534
	CNA Financial Corp.	7.350%	11/15/19	460	543
	CNA Financial Corp.	5.875%	8/15/20	145	159
	Coventry Health Care Inc.	6.300%	8/15/14	575	625
	Coventry Health Care Inc.	5.450%	6/15/21	265	297
	Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	162
	Genworth Financial Inc.	4.950%	10/1/15	125	125
	Genworth Financial Inc.	8.625%	12/15/16	400	434
	Genworth Financial Inc.	7.700%	6/15/20	215	213
	Genworth Financial Inc.	7.200%	2/15/21	25	24
	Genworth Financial Inc.	7.625%	9/24/21	475	452
	Genworth Financial Inc.	6.500%	6/15/34	425	373
	Hartford Financial Services Group Inc.	5.500%	10/15/16	475	510
	Hartford Financial Services Group Inc.	5.375%	3/15/17	150	160
	Hartford Financial Services Group Inc.	4.000%	10/15/17	125	125
	Hartford Financial Services Group Inc.	6.000%	1/15/19	300	321
	Hartford Financial Services Group Inc.	5.125%	4/15/22	100	102
	Hartford Financial Services Group Inc.	5.950%	10/15/36	25	24
	Hartford Financial Services Group Inc.	6.625%	4/15/42	375	386
	HCC Insurance Holdings Inc.	6.300%	11/15/19	225	256
	Humana Inc.	8.150%	6/15/38	325	441
	Lincoln National Corp.	8.750%	7/1/19	175	220
	Lincoln National Corp.	6.250%	2/15/20	255	289
	Lincoln National Corp.	4.200%	3/15/22	325	325
	Lincoln National Corp.	6.150%	4/7/36	350	370
	Lincoln National Corp.	7.000%	6/15/40	565	658
4	Lincoln National Corp.	7.000%	5/17/66	500	477
	Loews Corp.	6.000%	2/1/35	200	228
	Manulife Financial Corp.	3.400%	9/17/15	400	412
	Manulife Financial Corp.	4.900%	9/17/20	475	503
	Markel Corp.	7.125%	9/30/19	125	145
	Markel Corp.	4.900%	7/1/22	275	275
	Marsh & McLennan Cos. Inc.	5.750%	9/15/15	658	730
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	601
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	116
	MetLife Inc.	2.375%	2/6/14	430	438
	MetLife Inc.	5.000%	6/15/15	1,105	1,214
	MetLife Inc.	6.750%	6/1/16	105	123
	MetLife Inc.	6.817%	8/15/18	105	128
	MetLife Inc.	7.717%	2/15/19	105	133
	MetLife Inc.	4.750%	2/8/21	380	423
	MetLife Inc.	6.375%	6/15/34	580	726
	MetLife Inc.	5.875%	2/6/41	440	536
4	MetLife Inc.	6.400%	12/15/66	565	557
7	Metropolitan Life Global Funding I	5.125%	6/10/14	450	483

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PartnerRe Finance B LLC	5.500%	6/1/20	200	211
	Principal Financial Group Inc.	7.875%	5/15/14	225	251
	Principal Financial Group Inc.	8.875%	5/15/19	410	530
	Principal Financial Group Inc.	6.050%	10/15/36	250	283
	Principal Life Income Funding Trusts	5.100%	4/15/14	475	508
	Progressive Corp.	3.750%	8/23/21	145	156
	Progressive Corp.	6.625%	3/1/29	150	190
4	Progressive Corp.	6.700%	6/15/67	425	442
	Protective Life Corp.	7.375%	10/15/19	100	116
	Protective Life Corp.	8.450%	10/15/39	175	209
	Prudential Financial Inc.	4.750%	4/1/14	425	448
	Prudential Financial Inc.	5.100%	9/20/14	895	959
	Prudential Financial Inc.	6.200%	1/15/15	100	110
	Prudential Financial Inc.	5.500%	3/15/16	50	56
	Prudential Financial Inc.	6.000%	12/1/17	100	115
	Prudential Financial Inc.	7.375%	6/15/19	455	554
	Prudential Financial Inc.	5.375%	6/21/20	330	364
	Prudential Financial Inc.	5.750%	7/15/33	570	591
	Prudential Financial Inc.	5.400%	6/13/35	295	291
	Prudential Financial Inc.	5.900%	3/17/36	775	810
	Prudential Financial Inc.	5.700%	12/14/36	655	665
	Prudential Financial Inc.	6.625%	6/21/40	125	143
	Prudential Financial Inc.	5.625%	5/12/41	105	108
4	Reinsurance Group of America Inc.	6.750%	12/15/65	325	301
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	568
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	203
	Swiss Re Solutions Holding Corp.	7.750%	6/15/30	500	621
	Torchmark Corp.	6.375%	6/15/16	425	474
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	738
	Travelers Cos. Inc.	6.250%	6/20/16	100	118
	Travelers Cos. Inc.	5.800%	5/15/18	910	1,101
	Travelers Cos. Inc.	3.900%	11/1/20	530	585
	Travelers Cos. Inc.	6.250%	6/15/37	145	187
	Travelers Cos. Inc.	5.350%	11/1/40	130	156
	UnitedHealth Group Inc.	5.000%	8/15/14	650	707
	UnitedHealth Group Inc.	4.875%	3/15/15	250	274
	UnitedHealth Group Inc.	1.875%	11/15/16	225	230
	UnitedHealth Group Inc.	6.000%	6/15/17	875	1,054
	UnitedHealth Group Inc.	6.000%	2/15/18	835	1,012
	UnitedHealth Group Inc.	4.700%	2/15/21	165	190
	UnitedHealth Group Inc.	3.375%	11/15/21	105	110
	UnitedHealth Group Inc.	6.500%	6/15/37	200	265
	UnitedHealth Group Inc.	6.625%	11/15/37	325	436
	UnitedHealth Group Inc.	6.875%	2/15/38	755	1,041
	UnitedHealth Group Inc.	4.625%	11/15/41	50	53
	Unum Group	7.125%	9/30/16	175	203
	Unum Group	5.625%	9/15/20	50	54
	Validus Holdings Ltd.	8.875%	1/26/40	150	170
	WellPoint Inc.	6.000%	2/15/14	525	565
	WellPoint Inc.	5.250%	1/15/16	290	324
	WellPoint Inc.	5.875%	6/15/17	500	588
	WellPoint Inc.	7.000%	2/15/19	145	181
	WellPoint Inc.	3.700%	8/15/21	145	152
	WellPoint Inc.	3.125%	5/15/22	50	50
	WellPoint Inc.	5.950%	12/15/34	100	117
	WellPoint Inc.	5.850%	1/15/36	150	175
	WellPoint Inc.	6.375%	6/15/37	630	792
	WellPoint Inc.	4.625%	5/15/42	175	182
	Willis Group Holdings plc	5.750%	3/15/21	265	289
	Willis North America Inc.	6.200%	3/28/17	300	337
	Willis North America Inc.	7.000%	9/29/19	700	812
	WR Berkley Corp.	5.375%	9/15/20	50	54
	XL Group plc	6.375%	11/15/24	100	111
	XLIT Ltd.	5.750%	10/1/21	545	605

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	550	577
CME Group Inc.	5.750%	2/15/14	200	216
NASDAQ OMX Group Inc.	4.000%	1/15/15	150	155
NASDAQ OMX Group Inc.	5.550%	1/15/20	450	469
ORIX Corp.	4.710%	4/27/15	800	835
ORIX Corp.	5.000%	1/12/16	245	257
XTRA Finance Corp.	5.150%	4/1/17	575	653
Real Estate Investment Trusts (0.1%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	307
AvalonBay Communities Inc.	5.750%	9/15/16	100	114
BioMed Realty LP	3.850%	4/15/16	325	334
BioMed Realty LP	4.250%	7/15/22	100	99
Boston Properties LP	3.700%	11/15/18	320	333
Boston Properties LP	5.625%	11/15/20	325	373
Boston Properties LP	4.125%	5/15/21	190	200
Boston Properties LP	3.850%	2/1/23	250	253
Brandywine Operating Partnership LP	5.400%	11/1/14	225	237
Brandywine Operating Partnership LP	7.500%	5/15/15	125	139
Brandywine Operating Partnership LP	6.000%	4/1/16	525	561
Brandywine Operating Partnership LP	4.950%	4/15/18	725	743
Camden Property Trust	5.700%	5/15/17	25	28
CommonWealth REIT	6.250%	8/15/16	700	744
Digital Realty Trust LP	4.500%	7/15/15	75	79
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,271
Duke Realty LP	5.950%	2/15/17	200	222
Duke Realty LP	8.250%	8/15/19	125	154
Duke Realty LP	6.750%	3/15/20	250	295
ERP Operating LP	5.250%	9/15/14	350	378
ERP Operating LP	5.375%	8/1/16	275	308
ERP Operating LP	4.750%	7/15/20	265	291
ERP Operating LP	4.625%	12/15/21	115	126
HCP Inc.	2.700%	2/1/14	495	503
HCP Inc.	3.750%	2/1/16	1,445	1,506
HCP Inc.	6.300%	9/15/16	300	339
HCP Inc.	5.625%	5/1/17	25	28
HCP Inc.	5.375%	2/1/21	360	399
HCP Inc.	6.750%	2/1/41	175	212
Health Care REIT Inc.	3.625%	3/15/16	225	232
Health Care REIT Inc.	6.200%	6/1/16	325	358
Health Care REIT Inc.	4.125%	4/1/19	300	306
Health Care REIT Inc.	6.125%	4/15/20	100	112
Health Care REIT Inc.	4.950%	1/15/21	175	184
Health Care REIT Inc.	5.250%	1/15/22	425	450
Health Care REIT Inc.	6.500%	3/15/41	200	212
Healthcare Realty Trust Inc.	6.500%	1/17/17	225	247
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	152
Hospitality Properties Trust	5.125%	2/15/15	500	515
Hospitality Properties Trust	6.700%	1/15/18	650	715
Kilroy Realty LP	5.000%	11/3/15	150	160
Kilroy Realty LP	4.800%	7/15/18	800	847
Kimco Realty Corp.	5.783%	3/15/16	125	138
Kimco Realty Corp.	5.700%	5/1/17	375	416
Kimco Realty Corp.	6.875%	10/1/19	50	60
Liberty Property LP	5.125%	3/2/15	375	399
Mack-Cali Realty LP	7.750%	8/15/19	750	918
Mack-Cali Realty LP	4.500%	4/18/22	225	233
National Retail Properties Inc.	6.875%	10/15/17	25	28
ProLogis LP	4.500%	8/15/17	75	79
ProLogis LP	7.375%	10/30/19	50	61
ProLogis LP	6.625%	12/1/19	100	116
ProLogis LP	6.875%	3/15/20	300	359
Realty Income Corp.	6.750%	8/15/19	935	1,095

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Regency Centers LP	5.250%	8/1/15	75	81
Senior Housing Properties Trust	4.300%	1/15/16	75	76
Simon Property Group LP	6.750%	5/15/14	425	461
Simon Property Group LP	4.200%	2/1/15	135	143
Simon Property Group LP	5.750%	12/1/15	325	365
Simon Property Group LP	5.250%	12/1/16	335	377
Simon Property Group LP	2.800%	1/30/17	425	435
Simon Property Group LP	5.875%	3/1/17	650	747
Simon Property Group LP	2.150%	9/15/17	200	199
Simon Property Group LP	6.125%	5/30/18	450	533
Simon Property Group LP	5.650%	2/1/20	700	822
Simon Property Group LP	4.375%	3/1/21	555	600
Simon Property Group LP	4.125%	12/1/21	225	239
Simon Property Group LP	3.375%	3/15/22	250	252
Simon Property Group LP	6.750%	2/1/40	300	378
Simon Property Group LP	4.750%	3/15/42	225	226
Tanger Properties LP	6.150%	11/15/15	400	446
UDR Inc.	4.250%	6/1/18	50	53
UDR Inc.	4.625%	1/10/22	125	132
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	26
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	300	307
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	261
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	141
Washington REIT	4.950%	10/1/20	125	134
				454,674
Industrial (4.6%)
Basic Industry (0.5%)
Air Products & Chemicals Inc.	2.000%	8/2/16	275	283
Air Products & Chemicals Inc.	3.000%	11/3/21	190	197
Airgas Inc.	4.500%	9/15/14	100	107
Airgas Inc.	3.250%	10/1/15	225	234
Albemarle Corp.	4.500%	12/15/20	50	54
Alcoa Inc.	5.550%	2/1/17	410	446
Alcoa Inc.	6.150%	8/15/20	810	853
Alcoa Inc.	5.400%	4/15/21	250	249
Alcoa Inc.	5.900%	2/1/27	275	272
Alcoa Inc.	6.750%	1/15/28	1,000	1,060
Alcoa Inc.	5.950%	2/1/37	310	299
Allegheny Technologies Inc.	9.375%	6/1/19	450	575
AngloGold Ashanti Holdings plc	5.375%	4/15/20	240	246
AngloGold Ashanti Holdings plc	6.500%	4/15/40	100	98
ArcelorMittal	9.000%	2/15/15	1,075	1,211
ArcelorMittal	3.750%	2/25/15	975	990
ArcelorMittal	3.750%	8/5/15	125	127
ArcelorMittal	3.750%	3/1/16	125	124
ArcelorMittal	6.125%	6/1/18	1,625	1,677
ArcelorMittal	9.850%	6/1/19	275	326
ArcelorMittal	5.250%	8/5/20	150	144
ArcelorMittal	5.500%	3/1/21	100	95
ArcelorMittal	6.250%	2/25/22	400	389
ArcelorMittal	7.000%	10/15/39	1,400	1,359
ArcelorMittal	6.750%	3/1/41	835	766
Barrick Gold Corp.	1.750%	5/30/14	50	51
Barrick Gold Corp.	2.900%	5/30/16	295	310
Barrick Gold Corp.	6.950%	4/1/19	350	436
Barrick Gold Corp.	3.850%	4/1/22	100	104
Barrick Gold Corp.	5.250%	4/1/42	300	321
Barrick Gold Finance Co.	4.875%	11/15/14	825	891
Barrick North America Finance LLC	6.800%	9/15/18	25	31
Barrick North America Finance LLC	4.400%	5/30/21	915	995
Barrick North America Finance LLC	7.500%	9/15/38	25	33
Barrick North America Finance LLC	5.700%	5/30/41	750	844
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	298

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BHP Billiton Finance USA Ltd.	1.125%	11/21/14	950	955
	BHP Billiton Finance USA Ltd.	1.000%	2/24/15	1,250	1,252
	BHP Billiton Finance USA Ltd.	1.875%	11/21/16	350	359
	BHP Billiton Finance USA Ltd.	1.625%	2/24/17	300	302
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	409
	BHP Billiton Finance USA Ltd.	6.500%	4/1/19	250	319
	BHP Billiton Finance USA Ltd.	3.250%	11/21/21	100	104
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	525	533
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	800	832
	Carpenter Technology Corp.	5.200%	7/15/21	575	602
	Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	836
7	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	205
	CF Industries Inc.	6.875%	5/1/18	200	238
	CF Industries Inc.	7.125%	5/1/20	325	395
	Cliffs Natural Resources Inc.	5.900%	3/15/20	350	371
	Cliffs Natural Resources Inc.	4.875%	4/1/21	1,060	1,041
	Cliffs Natural Resources Inc.	6.250%	10/1/40	375	368
	Cytec Industries Inc.	8.950%	7/1/17	75	93
	Dow Chemical Co.	7.600%	5/15/14	650	725
	Dow Chemical Co.	5.900%	2/15/15	1,150	1,284
	Dow Chemical Co.	2.500%	2/15/16	250	257
	Dow Chemical Co.	5.700%	5/15/18	100	117
	Dow Chemical Co.	8.550%	5/15/19	410	545
	Dow Chemical Co.	4.250%	11/15/20	2,010	2,182
	Dow Chemical Co.	4.125%	11/15/21	185	197
	Dow Chemical Co.	7.375%	11/1/29	100	134
	Dow Chemical Co.	9.400%	5/15/39	760	1,212
	Dow Chemical Co.	5.250%	11/15/41	525	578
	Eastman Chemical Co.	3.000%	12/15/15	400	415
	Eastman Chemical Co.	2.400%	6/1/17	300	303
	Eastman Chemical Co.	3.600%	8/15/22	1,350	1,376
	Eastman Chemical Co.	4.800%	9/1/42	625	634
	Ecolab Inc.	2.375%	12/8/14	150	155
	Ecolab Inc.	3.000%	12/8/16	175	185
	Ecolab Inc.	4.350%	12/8/21	550	610
	Ecolab Inc.	5.500%	12/8/41	625	744
	EI du Pont de Nemours & Co.	1.750%	3/25/14	375	384
	EI du Pont de Nemours & Co.	3.250%	1/15/15	295	313
	EI du Pont de Nemours & Co.	2.750%	4/1/16	375	399
	EI du Pont de Nemours & Co.	5.250%	12/15/16	105	124
	EI du Pont de Nemours & Co.	6.000%	7/15/18	275	343
	EI du Pont de Nemours & Co.	4.625%	1/15/20	300	350
	EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,548
	EI du Pont de Nemours & Co.	4.250%	4/1/21	250	286
	EI du Pont de Nemours & Co.	6.500%	1/15/28	500	663
	EI du Pont de Nemours & Co.	4.900%	1/15/41	300	351
	FMC Corp.	3.950%	2/1/22	150	156
	Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	200	200
	Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	125	123
	Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	300	294
	International Paper Co.	5.300%	4/1/15	525	575
	International Paper Co.	7.950%	6/15/18	410	517
	International Paper Co.	9.375%	5/15/19	700	935
	International Paper Co.	7.500%	8/15/21	410	527
	International Paper Co.	4.750%	2/15/22	500	546
	International Paper Co.	7.300%	11/15/39	805	1,009
	Lubrizol Corp.	5.500%	10/1/14	525	580
	Monsanto Co.	2.750%	4/15/16	75	80
	Monsanto Co.	5.875%	4/15/38	375	495
	Mosaic Co.	4.875%	11/15/41	130	139
	Newmont Mining Corp.	5.875%	4/1/35	325	348
	Newmont Mining Corp.	6.250%	10/1/39	500	567
	Newmont Mining Corp.	4.875%	3/15/42	600	581
	Nucor Corp.	5.750%	12/1/17	385	464

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nucor Corp.	6.400%	12/1/37	250	341
Packaging Corp. of America	3.900%	6/15/22	275	277
Placer Dome Inc.	6.450%	10/15/35	375	436
Plum Creek Timberlands LP	5.875%	11/15/15	400	443
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	322
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	50	53
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,393
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	62
PPG Industries Inc.	1.900%	1/15/16	375	383
PPG Industries Inc.	6.650%	3/15/18	600	729
Praxair Inc.	4.375%	3/31/14	450	479
Praxair Inc.	5.250%	11/15/14	150	166
Praxair Inc.	4.625%	3/30/15	615	677
Praxair Inc.	5.200%	3/15/17	25	29
Praxair Inc.	4.500%	8/15/19	175	202
Praxair Inc.	3.000%	9/1/21	50	52
Praxair Inc.	2.450%	2/15/22	850	836
Rayonier Inc.	3.750%	4/1/22	125	125
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	277
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	414
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	298
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	1,800	2,055
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	280	292
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	493
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,473
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	330
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	193
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,075
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	314
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	665
Rio Tinto Finance USA plc	1.125%	3/20/15	325	326
Rio Tinto Finance USA plc	2.000%	3/22/17	375	382
Rio Tinto Finance USA plc	3.500%	3/22/22	200	211
Rio Tinto Finance USA plc	4.750%	3/22/42	875	971
Rohm & Haas Co.	7.850%	7/15/29	300	395
RPM International Inc.	6.125%	10/15/19	75	86
Sherwin-Williams Co.	3.125%	12/15/14	175	184
Sigma-Aldrich Corp.	3.375%	11/1/20	75	80
Southern Copper Corp.	5.375%	4/16/20	200	221
Southern Copper Corp.	7.500%	7/27/35	975	1,130
Southern Copper Corp.	6.750%	4/16/40	250	268
Syngenta Finance NV	3.125%	3/28/22	250	256
Syngenta Finance NV	4.375%	3/28/42	150	163
Teck Resources Ltd.	10.250%	5/15/16	500	562
Teck Resources Ltd.	3.150%	1/15/17	500	516
Teck Resources Ltd.	10.750%	5/15/19	250	302
Teck Resources Ltd.	4.500%	1/15/21	250	262
Teck Resources Ltd.	4.750%	1/15/22	75	80
Teck Resources Ltd.	6.250%	7/15/41	795	894
Teck Resources Ltd.	5.200%	3/1/42	325	310
Vale Canada Ltd.	5.700%	10/15/15	450	495
Vale Canada Ltd.	7.200%	9/15/32	100	114
Vale Overseas Ltd.	6.250%	1/11/16	510	571
Vale Overseas Ltd.	6.250%	1/23/17	200	226
Vale Overseas Ltd.	5.625%	9/15/19	500	560
Vale Overseas Ltd.	4.625%	9/15/20	1,090	1,141
Vale Overseas Ltd.	4.375%	1/11/22	1,385	1,415
Vale Overseas Ltd.	8.250%	1/17/34	375	482
Vale Overseas Ltd.	6.875%	11/21/36	580	681
Vale Overseas Ltd.	6.875%	11/10/39	760	900
Valspar Corp.	7.250%	6/15/19	50	60
Valspar Corp.	4.200%	1/15/22	25	26
Xstrata Canada Corp.	5.500%	6/15/17	250	280

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Capital Goods (0.4%)
	3M Co.	1.375%	9/29/16	295	300
	3M Co.	6.375%	2/15/28	350	475
	3M Co.	5.700%	3/15/37	105	143
	ABB Finance USA Inc.	1.625%	5/8/17	100	101
	ABB Finance USA Inc.	2.875%	5/8/22	75	75
	ABB Finance USA Inc.	4.375%	5/8/42	150	159
	Acuity Brands Lighting Inc.	6.000%	12/15/19	100	113
7	ADT Corp.	2.250%	7/15/17	75	75
7	ADT Corp.	3.500%	7/15/22	125	125
7	ADT Corp.	4.875%	7/15/42	200	196
	Black & Decker Corp.	5.750%	11/15/16	75	87
	Boeing Capital Corp.	2.125%	8/15/16	115	120
	Boeing Capital Corp.	4.700%	10/27/19	125	147
	Boeing Co.	5.000%	3/15/14	115	124
	Boeing Co.	3.500%	2/15/15	565	604
	Boeing Co.	6.000%	3/15/19	150	187
	Boeing Co.	4.875%	2/15/20	275	330
	Boeing Co.	6.875%	3/15/39	100	146
	Boeing Co.	5.875%	2/15/40	295	390
	Caterpillar Financial Services Corp.	1.550%	12/20/13	605	613
	Caterpillar Financial Services Corp.	6.125%	2/17/14	325	353
	Caterpillar Financial Services Corp.	1.375%	5/20/14	370	375
	Caterpillar Financial Services Corp.	4.750%	2/17/15	175	192
	Caterpillar Financial Services Corp.	4.625%	6/1/15	2,050	2,259
	Caterpillar Financial Services Corp.	2.050%	8/1/16	770	795
	Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,609
	Caterpillar Inc.	1.375%	5/27/14	25	25
	Caterpillar Inc.	0.950%	6/26/15	450	452
	Caterpillar Inc.	1.500%	6/26/17	450	451
	Caterpillar Inc.	3.900%	5/27/21	220	245
	Caterpillar Inc.	2.600%	6/26/22	125	125
	Caterpillar Inc.	6.050%	8/15/36	895	1,172
	Caterpillar Inc.	5.200%	5/27/41	340	410
	Caterpillar Inc.	7.375%	3/1/97	400	565
	Cooper US Inc.	2.375%	1/15/16	1,000	1,029
	CRH America Inc.	5.300%	10/15/13	100	104
	CRH America Inc.	4.125%	1/15/16	500	507
	CRH America Inc.	6.000%	9/30/16	750	820
	CRH America Inc.	5.750%	1/15/21	885	950
	Danaher Corp.	2.300%	6/23/16	200	209
	Danaher Corp.	3.900%	6/23/21	150	168
	Deere & Co.	6.950%	4/25/14	825	916
	Deere & Co.	2.600%	6/8/22	200	200
	Deere & Co.	5.375%	10/16/29	455	576
	Deere & Co.	7.125%	3/3/31	400	574
	Deere & Co.	3.900%	6/9/42	200	200
	Dover Corp.	4.300%	3/1/21	145	166
	Dover Corp.	5.375%	3/1/41	480	587
	Eaton Corp.	5.600%	5/15/18	550	649
	Embraer Overseas Ltd.	6.375%	1/24/17	100	111
	Embraer Overseas Ltd.	6.375%	1/15/20	675	753
	Embraer SA	5.150%	6/15/22	325	332
	Emerson Electric Co.	4.875%	10/15/19	125	148
	Emerson Electric Co.	4.250%	11/15/20	25	29
	Emerson Electric Co.	5.250%	11/15/39	135	168
	General Dynamics Corp.	1.375%	1/15/15	550	558
	General Dynamics Corp.	3.875%	7/15/21	550	618
	General Electric Co.	5.250%	12/6/17	1,940	2,265
	Goodrich Corp.	6.125%	3/1/19	525	646
	Goodrich Corp.	4.875%	3/1/20	625	723
	Goodrich Corp.	3.600%	2/1/21	410	442
	Harsco Corp.	2.700%	10/15/15	300	300

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Harsco Corp.	5.750%	5/15/18	1,100	1,214
	Honeywell International Inc.	4.250%	3/1/13	175	179
	Honeywell International Inc.	3.875%	2/15/14	125	131
	Honeywell International Inc.	5.400%	3/15/16	245	282
	Honeywell International Inc.	5.300%	3/15/17	275	323
	Honeywell International Inc.	5.300%	3/1/18	150	179
	Honeywell International Inc.	5.000%	2/15/19	105	125
	Honeywell International Inc.	4.250%	3/1/21	305	352
	Honeywell International Inc.	5.700%	3/15/37	105	135
	Honeywell International Inc.	5.375%	3/1/41	855	1,086
	Illinois Tool Works Inc.	5.150%	4/1/14	430	463
	Illinois Tool Works Inc.	6.250%	4/1/19	450	558
7	Illinois Tool Works Inc.	3.375%	9/15/21	105	111
7	Illinois Tool Works Inc.	4.875%	9/15/41	105	121
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	225	237
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	738
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	274
	John Deere Capital Corp.	4.900%	9/9/13	525	552
	John Deere Capital Corp.	1.250%	12/2/14	350	354
	John Deere Capital Corp.	2.950%	3/9/15	125	132
	John Deere Capital Corp.	0.875%	4/17/15	50	50
	John Deere Capital Corp.	0.950%	6/29/15	300	300
	John Deere Capital Corp.	1.850%	9/15/16	185	189
	John Deere Capital Corp.	2.000%	1/13/17	375	386
	John Deere Capital Corp.	2.800%	9/18/17	550	586
	John Deere Capital Corp.	5.750%	9/10/18	205	250
	John Deere Capital Corp.	2.250%	4/17/19	150	153
	John Deere Capital Corp.	3.900%	7/12/21	125	138
	John Deere Capital Corp.	3.150%	10/15/21	105	110
	John Deere Capital Corp.	2.750%	3/15/22	75	75
	John Deere Capital Corp.	2.800%	1/27/23	125	124
	Joy Global Inc.	6.000%	11/15/16	250	285
	Kennametal Inc.	3.875%	2/15/22	125	129
	L-3 Communications Corp.	5.200%	10/15/19	325	356
	L-3 Communications Corp.	4.750%	7/15/20	425	453
	L-3 Communications Corp.	4.950%	2/15/21	575	618
	Lockheed Martin Corp.	7.650%	5/1/16	250	305
	Lockheed Martin Corp.	2.125%	9/15/16	245	252
	Lockheed Martin Corp.	4.250%	11/15/19	530	588
	Lockheed Martin Corp.	3.350%	9/15/21	80	83
	Lockheed Martin Corp.	6.150%	9/1/36	965	1,207
	Lockheed Martin Corp.	5.500%	11/15/39	180	211
	Lockheed Martin Corp.	5.720%	6/1/40	316	379
	Martin Marietta Materials Inc.	6.600%	4/15/18	400	441
	Northrop Grumman Corp.	1.850%	11/15/15	475	481
	Northrop Grumman Corp.	3.500%	3/15/21	125	132
	Northrop Grumman Corp.	5.050%	11/15/40	475	537
	Owens Corning	6.500%	12/1/16	1,930	2,143
	Parker Hannifin Corp.	5.500%	5/15/18	125	149
	Parker Hannifin Corp.	3.500%	9/15/22	75	80
	Parker Hannifin Corp.	6.250%	5/15/38	75	102
	Raytheon Co.	1.400%	12/15/14	200	203
	Raytheon Co.	1.625%	10/15/15	105	107
	Raytheon Co.	3.125%	10/15/20	425	446
	Raytheon Co.	7.200%	8/15/27	75	105
	Raytheon Co.	4.875%	10/15/40	225	254
	Raytheon Co.	4.700%	12/15/41	625	695
	Republic Services Inc.	3.800%	5/15/18	1,135	1,217
	Republic Services Inc.	5.000%	3/1/20	125	142
	Republic Services Inc.	5.250%	11/15/21	550	632
	Republic Services Inc.	6.200%	3/1/40	475	571
	Republic Services Inc.	5.700%	5/15/41	500	574
	Rockwell Automation Inc.	5.650%	12/1/17	25	29
	Rockwell Automation Inc.	6.700%	1/15/28	200	265

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rockwell Automation Inc.	6.250%	12/1/37	325	438
Rockwell Collins Inc.	5.250%	7/15/19	50	59
Rockwell Collins Inc.	3.100%	11/15/21	125	130
Roper Industries Inc.	6.250%	9/1/19	1,275	1,524
Sonoco Products Co.	4.375%	11/1/21	65	69
Sonoco Products Co.	5.750%	11/1/40	265	298
Stanley Black & Decker Inc.	3.400%	12/1/21	450	465
Stanley Black & Decker Inc.	5.200%	9/1/40	150	169
Textron Inc.	5.600%	12/1/17	125	138
Textron Inc.	7.250%	10/1/19	650	766
Tyco International Finance SA	4.125%	10/15/14	1,000	1,065
Tyco International Finance SA	3.375%	10/15/15	145	154
Tyco International Finance SA	3.750%	1/15/18	100	108
Tyco International Finance SA	8.500%	1/15/19	300	409
Tyco International Finance SA	4.625%	1/15/23	125	140
Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	400	505
United Technologies Corp.	4.875%	5/1/15	115	128
United Technologies Corp.	1.200%	6/1/15	200	202
United Technologies Corp.	1.800%	6/1/17	525	536
United Technologies Corp.	6.125%	2/1/19	1,183	1,464
United Technologies Corp.	4.500%	4/15/20	445	518
United Technologies Corp.	7.500%	9/15/29	100	142
United Technologies Corp.	5.400%	5/1/35	400	476
United Technologies Corp.	6.050%	6/1/36	185	237
United Technologies Corp.	6.125%	7/15/38	500	655
United Technologies Corp.	5.700%	4/15/40	525	661
United Technologies Corp.	4.500%	6/1/42	425	465
Waste Management Inc.	5.000%	3/15/14	780	829
Waste Management Inc.	2.600%	9/1/16	205	211
Waste Management Inc.	6.100%	3/15/18	125	148
Waste Management Inc.	7.375%	3/11/19	80	101
Waste Management Inc.	4.600%	3/1/21	275	305
Waste Management Inc.	7.100%	8/1/26	325	428
Waste Management Inc.	7.750%	5/15/32	185	259
Waste Management Inc.	6.125%	11/30/39	400	496
Communication (0.9%)
America Movil SAB de CV	5.500%	3/1/14	335	359
America Movil SAB de CV	5.750%	1/15/15	833	925
America Movil SAB de CV	2.375%	9/8/16	125	129
America Movil SAB de CV	5.000%	10/16/19	850	967
America Movil SAB de CV	5.000%	3/30/20	710	806
America Movil SAB de CV	6.375%	3/1/35	200	249
America Movil SAB de CV	6.125%	11/15/37	300	364
America Movil SAB de CV	6.125%	3/30/40	1,210	1,489
American Tower Corp.	4.625%	4/1/15	75	80
American Tower Corp.	4.500%	1/15/18	1,400	1,476
American Tower Corp.	5.050%	9/1/20	205	215
AT&T Corp.	6.500%	3/15/29	100	120
AT&T Corp.	8.000%	11/15/31	1,251	1,852
AT&T Inc.	4.850%	2/15/14	450	480
AT&T Inc.	5.100%	9/15/14	1,575	1,720
AT&T Inc.	2.500%	8/15/15	2,285	2,383
AT&T Inc.	2.950%	5/15/16	410	435
AT&T Inc.	5.625%	6/15/16	600	696
AT&T Inc.	2.400%	8/15/16	2,445	2,548
AT&T Inc.	5.500%	2/1/18	710	844
AT&T Inc.	5.800%	2/15/19	75	92
AT&T Inc.	4.450%	5/15/21	485	552
AT&T Inc.	3.875%	8/15/21	615	670
AT&T Inc.	3.000%	2/15/22	750	763
AT&T Inc.	6.450%	6/15/34	1,000	1,231
AT&T Inc.	6.500%	9/1/37	425	539
AT&T Inc.	6.300%	1/15/38	1,785	2,228

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	AT&T Inc.	6.400%	5/15/38	675	848
	AT&T Inc.	6.550%	2/15/39	410	528
	AT&T Inc.	5.350%	9/1/40	1,755	2,025
	AT&T Inc.	5.550%	8/15/41	360	430
	AT&T Mobility LLC	7.125%	12/15/31	500	659
	Bellsouth Capital Funding Corp.	7.875%	2/15/30	150	197
	BellSouth Corp.	5.200%	12/15/16	250	287
	BellSouth Corp.	6.875%	10/15/31	325	394
	BellSouth Corp.	6.550%	6/15/34	700	823
	BellSouth Corp.	6.000%	11/15/34	290	322
	BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,846
	British Telecommunications plc	5.950%	1/15/18	615	720
	British Telecommunications plc	9.625%	12/15/30	1,125	1,694
	CBS Corp.	5.750%	4/15/20	360	419
	CBS Corp.	4.300%	2/15/21	550	588
	CBS Corp.	3.375%	3/1/22	725	724
	CBS Corp.	7.875%	7/30/30	400	515
	CBS Corp.	5.500%	5/15/33	200	211
	CBS Corp.	4.850%	7/1/42	225	222
	Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	1,580	1,721
	Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	835	894
	Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	1,492	2,041
	CenturyLink Inc.	5.000%	2/15/15	150	157
	CenturyLink Inc.	6.450%	6/15/21	785	818
	CenturyLink Inc.	5.800%	3/15/22	875	878
	CenturyLink Inc.	6.875%	1/15/28	150	149
	CenturyLink Inc.	7.600%	9/15/39	850	823
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,611
	Comcast Cable Communications LLC	8.875%	5/1/17	850	1,095
	Comcast Corp.	6.500%	1/15/15	700	790
	Comcast Corp.	5.900%	3/15/16	1,265	1,457
	Comcast Corp.	5.700%	7/1/19	1,730	2,056
	Comcast Corp.	3.125%	7/15/22	100	101
	Comcast Corp.	7.050%	3/15/33	1,000	1,255
	Comcast Corp.	6.500%	11/15/35	1,075	1,310
	Comcast Corp.	6.450%	3/15/37	50	61
	Comcast Corp.	6.950%	8/15/37	1,220	1,561
	Comcast Corp.	6.400%	5/15/38	600	729
	Comcast Corp.	4.650%	7/15/42	100	100
	COX Communications Inc.	5.450%	12/15/14	150	165
	COX Communications Inc.	5.500%	10/1/15	600	678
7	COX Communications Inc.	8.375%	3/1/39	500	709
	Deutsche Telekom International Finance BV	5.250%	7/22/13	310	324
	Deutsche Telekom International Finance BV	5.875%	8/20/13	490	516
	Deutsche Telekom International Finance BV	4.875%	7/8/14	25	27
	Deutsche Telekom International Finance BV	5.750%	3/23/16	425	479
	Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,204
	Deutsche Telekom International Finance BV	8.750%	6/15/30	975	1,355
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	325	349
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.550%	3/15/15	375	395
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	1,450	1,671
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	500	553
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	2,725	3,000
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	275	319
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	225	262
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.150%	3/15/42	800	803
	Discovery Communications LLC	5.050%	6/1/20	500	568
	Discovery Communications LLC	4.375%	6/15/21	205	224
	Discovery Communications LLC	3.300%	5/15/22	125	126
	Discovery Communications LLC	4.950%	5/15/42	225	235
	Embarq Corp.	7.082%	6/1/16	425	487
	Embarq Corp.	7.995%	6/1/36	405	422
	France Telecom SA	4.375%	7/8/14	525	551
	France Telecom SA	2.750%	9/14/16	820	836

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
France Telecom SA	5.375%	7/8/19	1,025	1,157
France Telecom SA	4.125%	9/14/21	205	215
France Telecom SA	8.500%	3/1/31	785	1,096
France Telecom SA	5.375%	1/13/42	525	560
Grupo Televisa SAB	6.625%	3/18/25	450	554
Grupo Televisa SAB	6.625%	1/15/40	500	613
GTE Corp.	6.940%	4/15/28	325	413
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	402
NBCUniversal Media LLC	2.100%	4/1/14	550	560
NBCUniversal Media LLC	3.650%	4/30/15	425	452
NBCUniversal Media LLC	2.875%	4/1/16	2,120	2,210
NBCUniversal Media LLC	5.150%	4/30/20	175	202
NBCUniversal Media LLC	4.375%	4/1/21	205	225
NBCUniversal Media LLC	6.400%	4/30/40	350	425
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,271
New Cingular Wireless Services Inc.	8.750%	3/1/31	205	311
News America Inc.	5.300%	12/15/14	205	225
News America Inc.	6.900%	3/1/19	1,160	1,427
News America Inc.	5.650%	8/15/20	500	579
News America Inc.	4.500%	2/15/21	960	1,052
News America Inc.	6.550%	3/15/33	892	1,007
News America Inc.	6.200%	12/15/34	725	823
News America Inc.	6.400%	12/15/35	750	866
News America Inc.	8.150%	10/17/36	385	476
News America Inc.	6.900%	8/15/39	425	505
News America Inc.	6.150%	2/15/41	345	405
Omnicom Group Inc.	5.900%	4/15/16	50	58
Omnicom Group Inc.	4.450%	8/15/20	500	540
Omnicom Group Inc.	3.625%	5/1/22	200	205
Pacific Bell Telephone Co.	7.125%	3/15/26	200	262
Qwest Corp.	6.500%	6/1/17	275	310
Qwest Corp.	6.750%	12/1/21	410	463
Qwest Corp.	7.500%	6/15/23	350	351
Qwest Corp.	7.250%	9/15/25	175	193
Qwest Corp.	6.875%	9/15/33	375	371
Qwest Corp.	7.125%	11/15/43	550	544
Reed Elsevier Capital Inc.	7.750%	1/15/14	175	191
Reed Elsevier Capital Inc.	8.625%	1/15/19	405	513
Rogers Communications Inc.	6.375%	3/1/14	50	54
Rogers Communications Inc.	5.500%	3/15/14	845	904
Rogers Communications Inc.	6.800%	8/15/18	950	1,174
Telecom Italia Capital SA	5.250%	11/15/13	325	327
Telecom Italia Capital SA	6.175%	6/18/14	410	418
Telecom Italia Capital SA	4.950%	9/30/14	1,000	990
Telecom Italia Capital SA	5.250%	10/1/15	1,505	1,489
Telecom Italia Capital SA	7.175%	6/18/19	550	545
Telecom Italia Capital SA	6.375%	11/15/33	205	162
Telecom Italia Capital SA	7.721%	6/4/38	410	358
Telefonica Emisiones SAU	4.949%	1/15/15	625	592
Telefonica Emisiones SAU	3.729%	4/27/15	300	274
Telefonica Emisiones SAU	6.421%	6/20/16	475	457
Telefonica Emisiones SAU	5.877%	7/15/19	1,050	948
Telefonica Emisiones SAU	5.134%	4/27/20	705	610
Telefonica Emisiones SAU	7.045%	6/20/36	690	607
Telefonica Europe BV	8.250%	9/15/30	750	733
Thomson Reuters Corp.	5.950%	7/15/13	75	79
Thomson Reuters Corp.	5.700%	10/1/14	850	935
Thomson Reuters Corp.	6.500%	7/15/18	50	61
Thomson Reuters Corp.	4.700%	10/15/19	125	141
Thomson Reuters Corp.	5.500%	8/15/35	50	56
Thomson Reuters Corp.	5.850%	4/15/40	675	796
Time Warner Cable Inc.	6.200%	7/1/13	300	316
Time Warner Cable Inc.	7.500%	4/1/14	1,470	1,629
Time Warner Cable Inc.	3.500%	2/1/15	300	317

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Time Warner Cable Inc.	5.850%	5/1/17	825	970
	Time Warner Cable Inc.	8.250%	4/1/19	700	913
	Time Warner Cable Inc.	5.000%	2/1/20	2,495	2,807
	Time Warner Cable Inc.	6.550%	5/1/37	550	657
	Time Warner Cable Inc.	6.750%	6/15/39	1,600	1,958
	Time Warner Cable Inc.	5.875%	11/15/40	1,100	1,233
	Time Warner Cable Inc.	5.500%	9/1/41	250	272
	Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,074
	Time Warner Entertainment Co. LP	8.375%	7/15/33	100	134
	United States Cellular Corp.	6.700%	12/15/33	350	362
	Verizon Communications Inc.	1.950%	3/28/14	2,610	2,671
	Verizon Communications Inc.	5.550%	2/15/16	500	574
	Verizon Communications Inc.	3.000%	4/1/16	380	405
	Verizon Communications Inc.	2.000%	11/1/16	875	898
	Verizon Communications Inc.	5.500%	4/1/17	50	58
	Verizon Communications Inc.	5.500%	2/15/18	450	532
	Verizon Communications Inc.	6.100%	4/15/18	305	372
	Verizon Communications Inc.	8.750%	11/1/18	685	940
	Verizon Communications Inc.	4.600%	4/1/21	790	907
	Verizon Communications Inc.	3.500%	11/1/21	640	682
	Verizon Communications Inc.	5.850%	9/15/35	500	611
	Verizon Communications Inc.	6.250%	4/1/37	150	191
	Verizon Communications Inc.	6.400%	2/15/38	410	533
	Verizon Communications Inc.	6.900%	4/15/38	350	481
	Verizon Communications Inc.	8.950%	3/1/39	1,250	2,074
	Verizon Communications Inc.	7.350%	4/1/39	550	785
	Verizon Communications Inc.	6.000%	4/1/41	445	564
	Verizon Communications Inc.	4.750%	11/1/41	225	247
	Verizon Global Funding Corp.	7.750%	12/1/30	1,135	1,605
	Verizon New England Inc.	7.875%	11/15/29	250	306
	Vodafone Group plc	5.000%	12/16/13	600	636
	Vodafone Group plc	4.150%	6/10/14	412	438
	Vodafone Group plc	5.750%	3/15/16	300	346
	Vodafone Group plc	5.625%	2/27/17	2,060	2,409
	Vodafone Group plc	1.625%	3/20/17	625	624
	Vodafone Group plc	4.625%	7/15/18	125	142
	Vodafone Group plc	5.450%	6/10/19	275	331
	Vodafone Group plc	7.875%	2/15/30	425	605
	Vodafone Group plc	6.250%	11/30/32	350	438
	Vodafone Group plc	6.150%	2/27/37	280	362
	Washington Post Co.	7.250%	2/1/19	150	172
	WPP Finance 2010	4.750%	11/21/21	1,321	1,387
	Consumer Cyclical (0.6%)
	AutoZone Inc.	6.500%	1/15/14	300	324
	AutoZone Inc.	5.750%	1/15/15	325	357
	AutoZone Inc.	7.125%	8/1/18	650	799
	Best Buy Co. Inc.	6.750%	7/15/13	125	130
	BorgWarner Inc.	4.625%	9/15/20	50	55
	Costco Wholesale Corp.	5.500%	3/15/17	475	567
	CVS Caremark Corp.	4.875%	9/15/14	175	190
	CVS Caremark Corp.	3.250%	5/18/15	705	746
	CVS Caremark Corp.	5.750%	6/1/17	585	692
	CVS Caremark Corp.	6.600%	3/15/19	575	719
	CVS Caremark Corp.	6.250%	6/1/27	125	155
	CVS Caremark Corp.	6.125%	9/15/39	125	155
	CVS Caremark Corp.	5.750%	5/15/41	1,255	1,494
	Daimler Finance North America LLC	6.500%	11/15/13	375	403
7	Daimler Finance North America LLC	2.625%	9/15/16	225	231
	Daimler Finance North America LLC	8.500%	1/18/31	655	999
	Darden Restaurants Inc.	6.200%	10/15/17	150	175
	Darden Restaurants Inc.	4.500%	10/15/21	670	707
	Darden Restaurants Inc.	6.800%	10/15/37	480	568
	eBay Inc.	0.875%	10/15/13	125	126

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	eBay Inc.	1.625%	10/15/15	125	128
	eBay Inc.	3.250%	10/15/20	125	131
	Expedia Inc.	5.950%	8/15/20	1,150	1,210
	Family Dollar Stores Inc.	5.000%	2/1/21	125	134
	Ford Motor Co.	6.625%	10/1/28	575	661
	Ford Motor Co.	6.375%	2/1/29	125	140
	Ford Motor Co.	7.450%	7/16/31	1,525	1,908
	Ford Motor Credit Co. LLC	7.000%	10/1/13	1,250	1,334
	Ford Motor Credit Co. LLC	8.000%	6/1/14	375	416
	Ford Motor Credit Co. LLC	8.700%	10/1/14	275	312
	Ford Motor Credit Co. LLC	3.875%	1/15/15	1,250	1,291
	Ford Motor Credit Co. LLC	7.000%	4/15/15	475	527
	Ford Motor Credit Co. LLC	2.750%	5/15/15	475	480
	Ford Motor Credit Co. LLC	12.000%	5/15/15	375	465
	Ford Motor Credit Co. LLC	5.625%	9/15/15	325	354
7	Ford Motor Credit Co. LLC	4.207%	4/15/16	350	363
7	Ford Motor Credit Co. LLC	3.984%	6/15/16	200	206
	Ford Motor Credit Co. LLC	8.000%	12/15/16	525	621
	Ford Motor Credit Co. LLC	4.250%	2/3/17	300	314
	Ford Motor Credit Co. LLC	6.625%	8/15/17	525	597
	Ford Motor Credit Co. LLC	5.000%	5/15/18	650	686
	Ford Motor Credit Co. LLC	8.125%	1/15/20	775	947
	Ford Motor Credit Co. LLC	5.750%	2/1/21	450	492
	Ford Motor Credit Co. LLC	5.875%	8/2/21	725	805
	Gap Inc.	5.950%	4/12/21	600	624
	Historic TW Inc.	9.150%	2/1/23	975	1,343
	Historic TW Inc.	6.625%	5/15/29	200	241
	Home Depot Inc.	5.250%	12/16/13	275	293
	Home Depot Inc.	5.400%	3/1/16	1,305	1,505
	Home Depot Inc.	4.400%	4/1/21	1,610	1,856
	Home Depot Inc.	5.875%	12/16/36	745	954
	Home Depot Inc.	5.950%	4/1/41	375	488
	International Game Technology	7.500%	6/15/19	125	149
	International Game Technology	5.500%	6/15/20	125	135
	Johnson Controls Inc.	2.600%	12/1/16	150	155
	Johnson Controls Inc.	5.000%	3/30/20	200	226
	Johnson Controls Inc.	4.250%	3/1/21	745	801
	Johnson Controls Inc.	3.750%	12/1/21	175	182
	Johnson Controls Inc.	6.000%	1/15/36	125	150
	Johnson Controls Inc.	5.700%	3/1/41	205	243
	Johnson Controls Inc.	5.250%	12/1/41	100	111
	Kohl's Corp.	6.250%	12/15/17	200	239
	Kohl's Corp.	4.000%	11/1/21	845	878
	Kohl's Corp.	6.000%	1/15/33	225	253
	Kohl's Corp.	6.875%	12/15/37	100	127
	Lowe's Cos. Inc.	5.000%	10/15/15	75	84
	Lowe's Cos. Inc.	1.625%	4/15/17	925	930
	Lowe's Cos. Inc.	6.100%	9/15/17	200	241
	Lowe's Cos. Inc.	4.625%	4/15/20	445	504
	Lowe's Cos. Inc.	3.750%	4/15/21	205	220
	Lowe's Cos. Inc.	3.800%	11/15/21	250	270
	Lowe's Cos. Inc.	3.120%	4/15/22	200	205
	Lowe's Cos. Inc.	6.875%	2/15/28	367	476
	Lowe's Cos. Inc.	5.800%	4/15/40	180	220
	Lowe's Cos. Inc.	5.125%	11/15/41	100	113
	Lowe's Cos. Inc.	4.650%	4/15/42	275	292
	Macy's Retail Holdings Inc.	7.875%	7/15/15	1,660	1,947
	Macy's Retail Holdings Inc.	5.900%	12/1/16	325	376
	Macy's Retail Holdings Inc.	3.875%	1/15/22	150	159
	Macy's Retail Holdings Inc.	6.900%	4/1/29	475	562
	Macy's Retail Holdings Inc.	6.375%	3/15/37	275	328
	Macy's Retail Holdings Inc.	5.125%	1/15/42	25	26
	Marriott International Inc.	6.200%	6/15/16	150	171
	Marriott International Inc.	6.375%	6/15/17	50	59

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Marriott International Inc.	3.000%	3/1/19	125	126
	McDonald's Corp.	5.300%	3/15/17	400	471
	McDonald's Corp.	5.800%	10/15/17	300	365
	McDonald's Corp.	5.350%	3/1/18	555	667
	McDonald's Corp.	2.625%	1/15/22	410	418
	McDonald's Corp.	6.300%	3/1/38	300	420
	McDonald's Corp.	5.700%	2/1/39	25	33
	McDonald's Corp.	3.700%	2/15/42	475	470
	Nordstrom Inc.	4.750%	5/1/20	600	692
	Nordstrom Inc.	4.000%	10/15/21	585	646
	Nordstrom Inc.	6.950%	3/15/28	200	261
	Nordstrom Inc.	7.000%	1/15/38	150	209
	O'Reilly Automotive Inc.	4.875%	1/14/21	50	53
	PACCAR Financial Corp.	1.050%	6/5/15	100	100
	PACCAR Financial Corp.	1.600%	3/15/17	400	404
	PACCAR Inc.	6.875%	2/15/14	200	219
7	QVC Inc.	5.125%	7/2/22	25	26
	Staples Inc.	9.750%	1/15/14	1,025	1,148
	Target Corp.	5.375%	5/1/17	200	237
	Target Corp.	6.000%	1/15/18	495	606
	Target Corp.	3.875%	7/15/20	145	160
	Target Corp.	7.000%	7/15/31	175	240
	Target Corp.	6.350%	11/1/32	450	593
	Target Corp.	7.000%	1/15/38	1,430	2,020
	Time Warner Inc.	3.150%	7/15/15	860	908
	Time Warner Inc.	4.875%	3/15/20	1,240	1,400
	Time Warner Inc.	4.700%	1/15/21	700	779
	Time Warner Inc.	4.750%	3/29/21	600	670
	Time Warner Inc.	4.000%	1/15/22	205	216
	Time Warner Inc.	7.625%	4/15/31	835	1,081
	Time Warner Inc.	7.700%	5/1/32	590	772
	Time Warner Inc.	6.200%	3/15/40	150	173
	Time Warner Inc.	6.100%	7/15/40	825	948
	Time Warner Inc.	6.250%	3/29/41	325	378
	Time Warner Inc.	5.375%	10/15/41	205	218
	TJX Cos. Inc.	6.950%	4/15/19	175	223
	Toyota Motor Credit Corp.	1.000%	2/17/15	625	627
	Toyota Motor Credit Corp.	3.200%	6/17/15	700	746
	Toyota Motor Credit Corp.	2.800%	1/11/16	535	566
	Toyota Motor Credit Corp.	2.000%	9/15/16	325	332
	Toyota Motor Credit Corp.	2.050%	1/12/17	950	975
	Toyota Motor Credit Corp.	4.250%	1/11/21	300	335
	Toyota Motor Credit Corp.	3.400%	9/15/21	305	321
	Toyota Motor Credit Corp.	3.300%	1/12/22	650	679
	VF Corp.	5.950%	11/1/17	250	296
	VF Corp.	3.500%	9/1/21	380	406
	VF Corp.	6.450%	11/1/37	150	198
	Viacom Inc.	4.375%	9/15/14	350	375
	Viacom Inc.	1.250%	2/27/15	400	402
	Viacom Inc.	2.500%	12/15/16	250	259
	Viacom Inc.	3.500%	4/1/17	540	583
	Viacom Inc.	5.625%	9/15/19	650	767
	Viacom Inc.	4.500%	3/1/21	245	271
	Viacom Inc.	3.875%	12/15/21	75	80
	Viacom Inc.	3.125%	6/15/22	75	75
	Viacom Inc.	6.875%	4/30/36	1,065	1,381
	Wal-Mart Stores Inc.	1.625%	4/15/14	265	270
	Wal-Mart Stores Inc.	3.200%	5/15/14	550	578
	Wal-Mart Stores Inc.	4.500%	7/1/15	450	498
	Wal-Mart Stores Inc.	1.500%	10/25/15	615	630
	Wal-Mart Stores Inc.	5.375%	4/5/17	200	238
	Wal-Mart Stores Inc.	5.800%	2/15/18	405	500
	Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,223
	Wal-Mart Stores Inc.	4.250%	4/15/21	915	1,051

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	3,017
Wal-Mart Stores Inc.	5.250%	9/1/35	265	319
Wal-Mart Stores Inc.	6.500%	8/15/37	960	1,349
Wal-Mart Stores Inc.	5.000%	10/25/40	1,065	1,272
Wal-Mart Stores Inc.	5.625%	4/15/41	2,040	2,648
Walgreen Co.	4.875%	8/1/13	80	84
Walgreen Co.	5.250%	1/15/19	830	945
Walt Disney Co.	4.500%	12/15/13	330	350
Walt Disney Co.	0.875%	12/1/14	1,125	1,131
Walt Disney Co.	1.350%	8/16/16	165	167
Walt Disney Co.	5.625%	9/15/16	500	587
Walt Disney Co.	4.375%	8/16/41	225	250
Walt Disney Co.	4.125%	12/1/41	1,350	1,454
Western Union Co.	6.500%	2/26/14	300	327
Western Union Co.	5.930%	10/1/16	400	464
Western Union Co.	6.200%	11/17/36	325	345
Wyndham Worldwide Corp.	2.950%	3/1/17	425	423
Wyndham Worldwide Corp.	4.250%	3/1/22	500	504
Yum! Brands Inc.	5.300%	9/15/19	479	553
Yum! Brands Inc.	6.875%	11/15/37	750	988
Consumer Noncyclical (1.1%)
Abbott Laboratories	4.350%	3/15/14	250	266
Abbott Laboratories	5.875%	5/15/16	1,965	2,320
Abbott Laboratories	5.600%	11/30/17	475	575
Abbott Laboratories	5.125%	4/1/19	310	370
Abbott Laboratories	6.150%	11/30/37	925	1,234
Abbott Laboratories	6.000%	4/1/39	325	432
Abbott Laboratories	5.300%	5/27/40	245	300
Allergan Inc.	5.750%	4/1/16	125	145
Altria Group Inc.	8.500%	11/10/13	1,530	1,682
Altria Group Inc.	9.700%	11/10/18	1,610	2,225
Altria Group Inc.	9.250%	8/6/19	1,010	1,402
Altria Group Inc.	9.950%	11/10/38	685	1,084
Altria Group Inc.	10.200%	2/6/39	1,175	1,901
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,337
AmerisourceBergen Corp.	3.500%	11/15/21	150	156
Amgen Inc.	1.875%	11/15/14	390	397
Amgen Inc.	4.850%	11/18/14	500	539
Amgen Inc.	2.300%	6/15/16	505	518
Amgen Inc.	2.500%	11/15/16	390	404
Amgen Inc.	2.125%	5/15/17	625	633
Amgen Inc.	5.850%	6/1/17	125	147
Amgen Inc.	5.700%	2/1/19	780	918
Amgen Inc.	3.450%	10/1/20	275	285
Amgen Inc.	4.100%	6/15/21	610	651
Amgen Inc.	3.875%	11/15/21	390	410
Amgen Inc.	3.625%	5/15/22	625	645
Amgen Inc.	6.375%	6/1/37	400	473
Amgen Inc.	6.400%	2/1/39	700	836
Amgen Inc.	4.950%	10/1/41	100	103
Amgen Inc.	5.150%	11/15/41	320	335
Amgen Inc.	5.650%	6/15/42	750	837
Amgen Inc.	5.375%	5/15/43	625	678
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	295
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,215
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	650	659
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	810	894
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	935	1,008
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	318
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	885	1,165
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	484
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,184
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	675	794

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	171
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,169
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	340
Archer-Daniels-Midland Co.	4.479%	3/1/21	755	872
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	440
Archer-Daniels-Midland Co.	5.375%	9/15/35	225	265
Archer-Daniels-Midland Co.	5.765%	3/1/41	830	1,058
AstraZeneca plc	5.400%	6/1/14	875	954
AstraZeneca plc	5.900%	9/15/17	285	343
AstraZeneca plc	6.450%	9/15/37	2,205	2,994
Baptist Health South Florida Obligated Group Revenue	4.590%	8/15/21	50	56
Baxter International Inc.	4.625%	3/15/15	250	275
Baxter International Inc.	5.900%	9/1/16	150	178
Baxter International Inc.	1.850%	1/15/17	150	153
Baxter International Inc.	6.250%	12/1/37	100	137
Beam Inc.	6.375%	6/15/14	153	168
Beam Inc.	5.375%	1/15/16	4	4
Beam Inc.	3.250%	5/15/22	25	25
Beam Inc.	5.875%	1/15/36	250	286
Becton Dickinson & Co.	3.250%	11/12/20	875	920
Becton Dickinson & Co.	3.125%	11/8/21	440	460
Becton Dickinson & Co.	1.750%	11/8/16	60	61
Becton Dickinson & Co.	5.000%	5/15/19	50	59
Boston Scientific Corp.	4.500%	1/15/15	505	537
Boston Scientific Corp.	6.250%	11/15/15	600	674
Boston Scientific Corp.	6.000%	1/15/20	450	537
Boston Scientific Corp.	7.000%	11/15/35	75	94
Boston Scientific Corp.	7.375%	1/15/40	150	206
Bottling Group LLC	5.000%	11/15/13	100	106
Bottling Group LLC	6.950%	3/15/14	500	552
Bottling Group LLC	5.500%	4/1/16	1,275	1,477
Bottling Group LLC	5.125%	1/15/19	525	616
Bristol-Myers Squibb Co.	5.450%	5/1/18	610	734
Bristol-Myers Squibb Co.	5.875%	11/15/36	642	831
Bristol-Myers Squibb Co.	6.125%	5/1/38	165	221
Bunge Ltd. Finance Corp.	5.350%	4/15/14	350	369
Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	313
Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	249
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	969
Campbell Soup Co.	3.050%	7/15/17	50	54
Campbell Soup Co.	4.250%	4/15/21	250	283
Cardinal Health Inc.	4.000%	6/15/15	100	107
Cardinal Health Inc.	4.625%	12/15/20	515	579
CareFusion Corp.	5.125%	8/1/14	1,100	1,180
CareFusion Corp.	6.375%	8/1/19	240	285
Celgene Corp.	2.450%	10/15/15	75	77
Celgene Corp.	3.950%	10/15/20	50	53
Celgene Corp.	5.700%	10/15/40	75	84
Church & Dwight Co. Inc.	3.350%	12/15/15	100	105
Clorox Co.	5.000%	3/1/13	375	386
Clorox Co.	3.550%	11/1/15	325	343
Clorox Co.	3.800%	11/15/21	175	182
Coca-Cola Co.	0.750%	11/15/13	1,050	1,054
Coca-Cola Co.	0.750%	3/13/15	525	526
Coca-Cola Co.	1.500%	11/15/15	920	939
Coca-Cola Co.	5.350%	11/15/17	175	209
Coca-Cola Co.	4.875%	3/15/19	725	860
Coca-Cola Co.	3.150%	11/15/20	1,052	1,128
Coca-Cola Co.	3.300%	9/1/21	1,210	1,292
Coca-Cola Enterprises Inc.	2.125%	9/15/15	205	210
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	627
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	111
Coca-Cola HBC Finance BV	5.500%	9/17/15	600	648
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	600	665

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	300	326
	Colgate-Palmolive Co.	0.600%	11/15/14	130	130
	Colgate-Palmolive Co.	1.300%	1/15/17	525	531
	Colgate-Palmolive Co.	2.450%	11/15/21	165	168
	ConAgra Foods Inc.	5.875%	4/15/14	275	297
	ConAgra Foods Inc.	7.125%	10/1/26	50	62
	ConAgra Foods Inc.	7.000%	10/1/28	100	123
	Covidien International Finance SA	1.350%	5/29/15	175	176
	Covidien International Finance SA	6.000%	10/15/17	330	395
	Covidien International Finance SA	6.550%	10/15/37	630	863
	CR Bard Inc.	4.400%	1/15/21	165	187
	CR Bard Inc.	6.700%	12/1/26	450	606
	Delhaize Group SA	5.875%	2/1/14	250	263
	Delhaize Group SA	6.500%	6/15/17	165	183
	Delhaize Group SA	5.700%	10/1/40	300	256
	Diageo Capital plc	1.500%	5/11/17	350	352
	Diageo Capital plc	5.750%	10/23/17	690	830
	Diageo Finance BV	5.300%	10/28/15	625	708
	Diageo Investment Corp.	2.875%	5/11/22	300	308
	Diageo Investment Corp.	4.250%	5/11/42	150	159
	Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,205	1,263
	Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	41
	Eli Lilly & Co.	5.500%	3/15/27	625	784
	Eli Lilly & Co.	5.950%	11/15/37	165	219
	Energizer Holdings Inc.	4.700%	5/19/21	150	156
	Express Scripts Holding Co.	6.250%	6/15/14	175	192
7	Express Scripts Holding Co.	2.100%	2/12/15	2,275	2,298
7	Express Scripts Holding Co.	2.650%	2/15/17	725	737
7	Express Scripts Holding Co.	4.750%	11/15/21	650	718
7	Express Scripts Holding Co.	3.900%	2/15/22	225	233
7	Express Scripts Holding Co.	6.125%	11/15/41	550	660
	Flowers Foods Inc.	4.375%	4/1/22	175	178
	Genentech Inc.	4.750%	7/15/15	150	166
	Genentech Inc.	5.250%	7/15/35	1,000	1,180
	General Mills Inc.	5.200%	3/17/15	875	971
	General Mills Inc.	5.700%	2/15/17	575	682
	General Mills Inc.	5.650%	2/15/19	875	1,057
	General Mills Inc.	3.150%	12/15/21	425	435
	General Mills Inc.	5.400%	6/15/40	245	291
	Gilead Sciences Inc.	2.400%	12/1/14	300	309
	Gilead Sciences Inc.	3.050%	12/1/16	25	26
	Gilead Sciences Inc.	4.500%	4/1/21	300	334
	Gilead Sciences Inc.	4.400%	12/1/21	800	888
	Gilead Sciences Inc.	5.650%	12/1/41	250	290
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	495	599
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	362
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,145	2,941
	GlaxoSmithKline Capital plc	2.850%	5/8/22	200	204
	Hasbro Inc.	6.300%	9/15/17	550	628
	Hasbro Inc.	6.350%	3/15/40	1,000	1,161
	Hershey Co.	5.450%	9/1/16	150	175
	Hershey Co.	1.500%	11/1/16	200	202
	Hershey Co.	4.125%	12/1/20	190	213
	HJ Heinz Co.	2.000%	9/12/16	350	360
	HJ Heinz Co.	1.500%	3/1/17	250	249
	HJ Heinz Co.	2.850%	3/1/22	200	201
	Hormel Foods Corp.	4.125%	4/15/21	75	84
	Hospira Inc.	5.900%	6/15/14	200	215
	Ingredion Inc.	3.200%	11/1/15	25	26
	Ingredion Inc.	4.625%	11/1/20	50	54
	Ingredion Inc.	6.625%	4/15/37	75	91
	JM Smucker Co.	3.500%	10/15/21	130	136
	Johnson & Johnson	1.200%	5/15/14	165	167
	Johnson & Johnson	5.150%	7/15/18	125	152

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Johnson & Johnson	6.730%	11/15/23	245	341
	Johnson & Johnson	6.950%	9/1/29	100	144
	Johnson & Johnson	4.950%	5/15/33	550	667
	Johnson & Johnson	5.950%	8/15/37	245	340
	Johnson & Johnson	5.850%	7/15/38	325	450
	Kaiser Foundation Hospitals	3.500%	4/1/22	100	104
	Kaiser Foundation Hospitals	4.875%	4/1/42	200	220
	Kellogg Co.	1.125%	5/15/15	200	201
	Kellogg Co.	1.875%	11/17/16	1,275	1,289
	Kellogg Co.	1.750%	5/17/17	100	100
	Kellogg Co.	4.150%	11/15/19	250	279
	Kellogg Co.	4.000%	12/15/20	370	407
	Kellogg Co.	3.125%	5/17/22	175	178
	Kellogg Co.	7.450%	4/1/31	150	205
	Kimberly-Clark Corp.	4.875%	8/15/15	650	723
	Kimberly-Clark Corp.	6.125%	8/1/17	200	245
	Kimberly-Clark Corp.	3.625%	8/1/20	250	274
	Kimberly-Clark Corp.	3.875%	3/1/21	560	627
	Kimberly-Clark Corp.	5.300%	3/1/41	725	924
	Koninklijke Philips Electronics NV	5.750%	3/11/18	750	889
	Koninklijke Philips Electronics NV	3.750%	3/15/22	500	519
	Koninklijke Philips Electronics NV	6.875%	3/11/38	405	535
	Koninklijke Philips Electronics NV	5.000%	3/15/42	100	108
7	Kraft Foods Group Inc.	1.625%	6/4/15	200	201
7	Kraft Foods Group Inc.	2.250%	6/5/17	500	510
7	Kraft Foods Group Inc.	3.500%	6/6/22	300	307
7	Kraft Foods Group Inc.	5.000%	6/4/42	400	422
	Kraft Foods Inc.	6.750%	2/19/14	125	137
	Kraft Foods Inc.	4.125%	2/9/16	1,835	1,998
	Kraft Foods Inc.	6.500%	8/11/17	525	637
	Kraft Foods Inc.	6.125%	2/1/18	410	493
	Kraft Foods Inc.	6.125%	8/23/18	1,160	1,412
	Kraft Foods Inc.	5.375%	2/10/20	560	663
	Kraft Foods Inc.	6.500%	11/1/31	875	1,076
	Kraft Foods Inc.	7.000%	8/11/37	725	953
	Kraft Foods Inc.	6.875%	2/1/38	700	914
	Kraft Foods Inc.	6.875%	1/26/39	250	323
	Kraft Foods Inc.	6.500%	2/9/40	1,130	1,455
	Kroger Co.	4.950%	1/15/15	500	545
	Kroger Co.	3.900%	10/1/15	350	377
	Kroger Co.	2.200%	1/15/17	525	530
	Kroger Co.	6.400%	8/15/17	165	197
	Kroger Co.	6.150%	1/15/20	410	491
	Kroger Co.	8.000%	9/15/29	750	992
	Laboratory Corp. of America Holdings	5.625%	12/15/15	325	368
	Laboratory Corp. of America Holdings	4.625%	11/15/20	765	841
	Life Technologies Corp.	4.400%	3/1/15	225	240
	Life Technologies Corp.	3.500%	1/15/16	50	52
	Life Technologies Corp.	6.000%	3/1/20	610	718
	Life Technologies Corp.	5.000%	1/15/21	1,100	1,216
	Lorillard Tobacco Co.	3.500%	8/4/16	75	78
	Lorillard Tobacco Co.	8.125%	6/23/19	450	557
	Lorillard Tobacco Co.	7.000%	8/4/41	75	81
	Mattel Inc.	5.450%	11/1/41	130	142
	McCormick & Co. Inc.	3.900%	7/15/21	100	110
	McKesson Corp.	3.250%	3/1/16	1,175	1,261
	McKesson Corp.	4.750%	3/1/21	485	557
	McKesson Corp.	6.000%	3/1/41	125	165
	Mead Johnson Nutrition Co.	3.500%	11/1/14	75	78
	Mead Johnson Nutrition Co.	4.900%	11/1/19	625	710
	Mead Johnson Nutrition Co.	5.900%	11/1/39	390	488
	Medco Health Solutions Inc.	2.750%	9/15/15	50	51
	Medco Health Solutions Inc.	7.125%	3/15/18	805	994
	Medco Health Solutions Inc.	4.125%	9/15/20	410	435

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Medtronic Inc.	3.000%	3/15/15	630	666
	Medtronic Inc.	4.750%	9/15/15	550	617
	Medtronic Inc.	4.450%	3/15/20	175	200
	Medtronic Inc.	4.125%	3/15/21	410	460
	Medtronic Inc.	5.550%	3/15/40	75	95
	Medtronic Inc.	4.500%	3/15/42	75	82
	Memorial Sloan-Kettering Cancer Center GO	5.000%	7/1/42	100	115
	Merck & Co. Inc.	5.300%	12/1/13	205	219
	Merck & Co. Inc.	4.750%	3/1/15	275	303
	Merck & Co. Inc.	4.000%	6/30/15	760	832
	Merck & Co. Inc.	6.000%	9/15/17	500	611
	Merck & Co. Inc.	5.000%	6/30/19	580	695
	Merck & Co. Inc.	3.875%	1/15/21	350	394
	Merck & Co. Inc.	6.400%	3/1/28	225	306
	Merck & Co. Inc.	5.950%	12/1/28	250	328
	Merck & Co. Inc.	6.550%	9/15/37	1,260	1,813
	Merck & Co. Inc.	5.850%	6/30/39	100	136
	Molson Coors Brewing Co.	2.000%	5/1/17	125	127
	Molson Coors Brewing Co.	3.500%	5/1/22	75	77
	Molson Coors Brewing Co.	5.000%	5/1/42	275	294
	Novant Health Inc.	5.850%	11/1/19	300	342
	Novartis Capital Corp.	4.125%	2/10/14	1,000	1,055
	Novartis Capital Corp.	2.900%	4/24/15	655	693
	Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,724
	PepsiAmericas Inc.	5.000%	5/15/17	450	525
	PepsiCo Inc.	0.875%	10/25/13	615	617
	PepsiCo Inc.	3.750%	3/1/14	175	184
	PepsiCo Inc.	2.500%	5/10/16	410	431
	PepsiCo Inc.	5.000%	6/1/18	775	905
	PepsiCo Inc.	7.900%	11/1/18	1,725	2,304
	PepsiCo Inc.	3.000%	8/25/21	1,070	1,096
	PepsiCo Inc.	4.875%	11/1/40	165	193
	PerkinElmer Inc.	5.000%	11/15/21	165	178
	Pfizer Inc.	5.350%	3/15/15	3,235	3,625
	Pfizer Inc.	6.200%	3/15/19	1,535	1,928
	Pfizer Inc.	7.200%	3/15/39	710	1,080
	Philip Morris International Inc.	6.875%	3/17/14	785	867
	Philip Morris International Inc.	1.625%	3/20/17	200	202
	Philip Morris International Inc.	5.650%	5/16/18	685	828
	Philip Morris International Inc.	4.125%	5/17/21	370	414
	Philip Morris International Inc.	6.375%	5/16/38	825	1,102
	Philip Morris International Inc.	4.375%	11/15/41	1,595	1,651
	Philip Morris International Inc.	4.500%	3/20/42	175	185
4	Procter & Gamble - Esop	9.360%	1/1/21	871	1,164
	Procter & Gamble Co.	0.700%	8/15/14	410	412
	Procter & Gamble Co.	4.950%	8/15/14	100	109
	Procter & Gamble Co.	3.500%	2/15/15	525	563
	Procter & Gamble Co.	4.700%	2/15/19	485	574
	Procter & Gamble Co.	6.450%	1/15/26	600	817
	Procter & Gamble Co.	5.550%	3/5/37	805	1,076
	Quest Diagnostics Inc.	5.450%	11/1/15	250	280
	Quest Diagnostics Inc.	4.700%	4/1/21	465	518
	Ralcorp Holdings Inc.	6.625%	8/15/39	600	618
	Reynolds American Inc.	6.750%	6/15/17	100	120
	Safeway Inc.	6.250%	3/15/14	300	321
	Safeway Inc.	3.400%	12/1/16	50	51
	Safeway Inc.	3.950%	8/15/20	1,255	1,208
	Safeway Inc.	4.750%	12/1/21	25	25
	Safeway Inc.	7.250%	2/1/31	50	54
	Sanofi	1.625%	3/28/14	125	127
	Sanofi	2.625%	3/29/16	1,400	1,470
	Sanofi	4.000%	3/29/21	1,110	1,239
	St. Jude Medical Inc.	2.200%	9/15/13	300	305
	St. Jude Medical Inc.	3.750%	7/15/14	425	448

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
St. Jude Medical Inc.	4.875%	7/15/19	75	86
Stryker Corp.	3.000%	1/15/15	100	105
Stryker Corp.	2.000%	9/30/16	315	324
Stryker Corp.	4.375%	1/15/20	100	113
Sysco Corp.	5.250%	2/12/18	300	358
Sysco Corp.	5.375%	9/21/35	500	626
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	390	405
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	185	194
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	225	236
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	340	358
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	270	275
Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	105
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	425
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,480	1,534
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	571
Tyson Foods Inc.	4.500%	6/15/22	700	721
Unilever Capital Corp.	3.650%	2/15/14	275	289
Unilever Capital Corp.	2.750%	2/10/16	500	529
Unilever Capital Corp.	4.800%	2/15/19	150	176
Unilever Capital Corp.	4.250%	2/10/21	805	939
UST LLC	5.750%	3/1/18	250	284
Whirlpool Corp.	5.500%	3/1/13	250	257
Whirlpool Corp.	4.700%	6/1/22	325	329
Wyeth LLC	5.500%	2/15/16	410	475
Wyeth LLC	6.450%	2/1/24	800	1,076
Wyeth LLC	6.500%	2/1/34	200	273
Wyeth LLC	6.000%	2/15/36	1,225	1,596
Wyeth LLC	5.950%	4/1/37	460	603
Zimmer Holdings Inc.	1.400%	11/30/14	25	25
Zimmer Holdings Inc.	4.625%	11/30/19	205	232
Zimmer Holdings Inc.	3.375%	11/30/21	25	26
Zimmer Holdings Inc.	5.750%	11/30/39	400	488
Energy (0.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	888
Anadarko Petroleum Corp.	7.625%	3/15/14	300	330
Anadarko Petroleum Corp.	5.750%	6/15/14	125	135
Anadarko Petroleum Corp.	5.950%	9/15/16	1,495	1,698
Anadarko Petroleum Corp.	6.950%	6/15/19	50	61
Anadarko Petroleum Corp.	6.450%	9/15/36	650	745
Anadarko Petroleum Corp.	7.950%	6/15/39	125	164
Anadarko Petroleum Corp.	6.200%	3/15/40	410	465
Apache Corp.	6.000%	9/15/13	300	319
Apache Corp.	5.625%	1/15/17	75	89
Apache Corp.	1.750%	4/15/17	300	306
Apache Corp.	6.900%	9/15/18	500	633
Apache Corp.	3.625%	2/1/21	965	1,038
Apache Corp.	3.250%	4/15/22	425	445
Apache Corp.	5.100%	9/1/40	100	115
Apache Corp.	4.750%	4/15/43	400	445
Apache Finance Canada Corp.	7.750%	12/15/29	225	331
Baker Hughes Inc.	3.200%	8/15/21	205	214
Baker Hughes Inc.	6.875%	1/15/29	400	538
Baker Hughes Inc.	5.125%	9/15/40	295	345
BJ Services Co.	6.000%	6/1/18	100	121
BP Capital Markets plc	5.250%	11/7/13	750	794
BP Capital Markets plc	3.625%	5/8/14	300	315
BP Capital Markets plc	3.875%	3/10/15	250	268
BP Capital Markets plc	3.125%	10/1/15	800	849
BP Capital Markets plc	3.200%	3/11/16	1,830	1,946
BP Capital Markets plc	4.750%	3/10/19	750	851
BP Capital Markets plc	4.500%	10/1/20	950	1,070
BP Capital Markets plc	4.742%	3/11/21	1,260	1,442

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BP Capital Markets plc	3.561%	11/1/21	1,050	1,112
BP Capital Markets plc	3.245%	5/6/22	50	52
Burlington Resources Finance Co.	7.400%	12/1/31	600	849
Cameron International Corp.	1.600%	4/30/15	350	350
Canadian Natural Resources Ltd.	1.450%	11/14/14	400	405
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	192
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	720
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	130
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	656
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	486
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	525
Cenovus Energy Inc.	4.500%	9/15/14	410	438
Cenovus Energy Inc.	5.700%	10/15/19	475	561
Cenovus Energy Inc.	6.750%	11/15/39	750	930
Chevron Corp.	3.950%	3/3/14	500	528
Chevron Corp.	4.950%	3/3/19	475	573
ConocoPhillips	4.750%	2/1/14	250	266
ConocoPhillips	4.600%	1/15/15	1,610	1,763
ConocoPhillips	5.750%	2/1/19	1,985	2,428
ConocoPhillips	6.000%	1/15/20	330	415
ConocoPhillips	5.900%	10/15/32	150	191
ConocoPhillips	5.900%	5/15/38	305	398
ConocoPhillips	6.500%	2/1/39	410	570
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	502
ConocoPhillips Holding Co.	6.950%	4/15/29	275	377
Devon Energy Corp.	5.625%	1/15/14	525	562
Devon Energy Corp.	2.400%	7/15/16	100	103
Devon Energy Corp.	4.000%	7/15/21	200	217
Devon Energy Corp.	7.950%	4/15/32	25	36
Devon Energy Corp.	5.600%	7/15/41	1,310	1,522
Devon Financing Corp. ULC	7.875%	9/30/31	425	608
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	109
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	89
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	266
Encana Corp.	4.750%	10/15/13	25	26
Encana Corp.	3.900%	11/15/21	890	880
Encana Corp.	7.200%	11/1/31	625	738
Encana Corp.	5.150%	11/15/41	50	48
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	54
EOG Resources Inc.	6.125%	10/1/13	575	612
EOG Resources Inc.	2.500%	2/1/16	1,495	1,557
EOG Resources Inc.	5.625%	6/1/19	275	331
EOG Resources Inc.	4.100%	2/1/21	150	167
EQT Corp.	8.125%	6/1/19	400	480
Halliburton Co.	3.250%	11/15/21	40	42
Halliburton Co.	6.700%	9/15/38	80	110
Halliburton Co.	7.450%	9/15/39	450	668
Halliburton Co.	4.500%	11/15/41	355	374
Hess Corp.	8.125%	2/15/19	1,395	1,795
Hess Corp.	7.875%	10/1/29	150	198
Hess Corp.	7.125%	3/15/33	375	471
Hess Corp.	5.600%	2/15/41	400	424
Husky Energy Inc.	7.250%	12/15/19	505	626
Husky Energy Inc.	6.800%	9/15/37	100	124
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,235
Kerr-McGee Corp.	7.875%	9/15/31	150	193
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,370
Marathon Petroleum Corp.	3.500%	3/1/16	400	419
Marathon Petroleum Corp.	5.125%	3/1/21	750	841
Murphy Oil Corp.	4.000%	6/1/22	150	153
Nabors Industries Inc.	6.150%	2/15/18	370	425
Nabors Industries Inc.	9.250%	1/15/19	600	775
Nabors Industries Inc.	5.000%	9/15/20	100	107
Nexen Inc.	7.875%	3/15/32	100	125

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Nexen Inc.	5.875%	3/10/35	410	427
	Nexen Inc.	6.400%	5/15/37	1,000	1,066
	Nexen Inc.	7.500%	7/30/39	625	736
	Noble Energy Inc.	8.250%	3/1/19	965	1,232
	Noble Energy Inc.	4.150%	12/15/21	375	394
	Noble Energy Inc.	6.000%	3/1/41	75	85
	Noble Holding International Ltd.	3.450%	8/1/15	75	79
	Noble Holding International Ltd.	3.050%	3/1/16	310	320
	Noble Holding International Ltd.	2.500%	3/15/17	225	228
	Noble Holding International Ltd.	4.900%	8/1/20	200	217
	Noble Holding International Ltd.	3.950%	3/15/22	100	101
	Noble Holding International Ltd.	6.200%	8/1/40	200	223
	Noble Holding International Ltd.	6.050%	3/1/41	300	326
	Noble Holding International Ltd.	5.250%	3/15/42	225	222
	Occidental Petroleum Corp.	2.500%	2/1/16	1,220	1,280
	Occidental Petroleum Corp.	4.125%	6/1/16	1,493	1,663
	Occidental Petroleum Corp.	4.100%	2/1/21	200	225
	Occidental Petroleum Corp.	3.125%	2/15/22	750	782
	PC Financial Partnership	5.000%	11/15/14	25	27
	Petro-Canada	4.000%	7/15/13	75	77
	Petro-Canada	7.875%	6/15/26	100	140
	Petro-Canada	5.350%	7/15/33	450	480
	Petro-Canada	5.950%	5/15/35	500	561
	Petrohawk Energy Corp.	7.250%	8/15/18	1,000	1,132
7	Phillips 66	1.950%	3/5/15	325	328
7	Phillips 66	2.950%	5/1/17	875	900
7	Phillips 66	4.300%	4/1/22	675	711
7	Phillips 66	5.875%	5/1/42	425	452
	Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,075
	Pride International Inc.	6.875%	8/15/20	1,400	1,719
	Rowan Cos. Inc.	7.875%	8/1/19	125	151
	Shell International Finance BV	4.000%	3/21/14	600	636
	Shell International Finance BV	3.100%	6/28/15	1,075	1,146
	Shell International Finance BV	3.250%	9/22/15	200	215
	Shell International Finance BV	5.200%	3/22/17	300	355
	Shell International Finance BV	4.300%	9/22/19	1,000	1,161
	Shell International Finance BV	4.375%	3/25/20	275	319
	Shell International Finance BV	6.375%	12/15/38	820	1,162
	Shell International Finance BV	5.500%	3/25/40	750	975
7	Southwestern Energy Co.	4.100%	3/15/22	200	202
	Suncor Energy Inc.	6.100%	6/1/18	100	119
	Suncor Energy Inc.	6.500%	6/15/38	2,070	2,516
	Suncor Energy Inc.	6.850%	6/1/39	610	763
	Talisman Energy Inc.	5.125%	5/15/15	100	109
	Talisman Energy Inc.	7.750%	6/1/19	615	754
	Talisman Energy Inc.	3.750%	2/1/21	350	351
	Talisman Energy Inc.	6.250%	2/1/38	500	545
	Tosco Corp.	8.125%	2/15/30	1,150	1,738
	Total Capital Canada Ltd.	1.625%	1/28/14	575	584
	Total Capital International SA	1.550%	6/28/17	875	877
	Total Capital SA	3.000%	6/24/15	575	610
	Total Capital SA	2.300%	3/15/16	1,060	1,101
	Total Capital SA	4.450%	6/24/20	325	371
	Total Capital SA	4.125%	1/28/21	512	569
	Transocean Inc.	4.950%	11/15/15	2,025	2,178
	Transocean Inc.	6.000%	3/15/18	925	1,031
	Transocean Inc.	6.500%	11/15/20	200	227
	Transocean Inc.	7.500%	4/15/31	300	352
	Valero Energy Corp.	4.500%	2/1/15	75	81
	Valero Energy Corp.	6.125%	6/15/17	1,488	1,734
	Valero Energy Corp.	6.125%	2/1/20	150	173
	Valero Energy Corp.	7.500%	4/15/32	750	870
	Valero Energy Corp.	6.625%	6/15/37	630	701
	Weatherford International Inc.	6.800%	6/15/37	400	450

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Weatherford International Ltd.	6.000%	3/15/18	400	455
Weatherford International Ltd.	9.625%	3/1/19	775	1,013
Weatherford International Ltd.	6.500%	8/1/36	800	866
XTO Energy Inc.	5.750%	12/15/13	900	966
XTO Energy Inc.	6.250%	8/1/17	400	496
Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/2111	700	765
Cintas Corp. No 2	6.125%	12/1/17	225	268
Cintas Corp. No 2	3.250%	6/1/22	150	150
Fluor Corp.	3.375%	9/15/21	150	157
Massachusetts Institute of Technology GO	5.600%	7/1/2111	400	554
Technology (0.4%)
Adobe Systems Inc.	3.250%	2/1/15	200	210
Adobe Systems Inc.	4.750%	2/1/20	325	363
Agilent Technologies Inc.	2.500%	7/15/13	200	203
Agilent Technologies Inc.	5.500%	9/14/15	550	616
Agilent Technologies Inc.	6.500%	11/1/17	350	421
Altera Corp.	1.750%	5/15/17	150	151
Amphenol Corp.	4.750%	11/15/14	200	215
Amphenol Corp.	4.000%	2/1/22	75	77
Analog Devices Inc.	5.000%	7/1/14	175	189
Analog Devices Inc.	3.000%	4/15/16	50	53
Applied Materials Inc.	2.650%	6/15/16	75	79
Applied Materials Inc.	4.300%	6/15/21	685	760
Applied Materials Inc.	5.850%	6/15/41	125	152
Arrow Electronics Inc.	3.375%	11/1/15	600	620
BMC Software Inc.	7.250%	6/1/18	175	210
Broadcom Corp.	1.500%	11/1/13	100	101
Broadcom Corp.	2.700%	11/1/18	1,115	1,157
CA Inc.	6.125%	12/1/14	500	547
CA Inc.	5.375%	12/1/19	205	231
Cisco Systems Inc.	1.625%	3/14/14	2,360	2,406
Cisco Systems Inc.	5.500%	2/22/16	500	580
Cisco Systems Inc.	4.950%	2/15/19	125	148
Cisco Systems Inc.	4.450%	1/15/20	2,275	2,628
Cisco Systems Inc.	5.900%	2/15/39	425	554
Cisco Systems Inc.	5.500%	1/15/40	905	1,123
Computer Sciences Corp.	6.500%	3/15/18	125	134
Corning Inc.	6.625%	5/15/19	50	61
Corning Inc.	4.700%	3/15/37	350	363
Corning Inc.	5.750%	8/15/40	340	396
Dell Inc.	1.400%	9/10/13	200	202
Dell Inc.	2.100%	4/1/14	400	408
Dell Inc.	2.300%	9/10/15	75	77
Dell Inc.	3.100%	4/1/16	900	953
Dell Inc.	5.875%	6/15/19	175	206
Dun & Bradstreet Corp.	2.875%	11/15/15	150	154
Equifax Inc.	6.300%	7/1/17	125	144
Fiserv Inc.	3.125%	10/1/15	150	156
Fiserv Inc.	3.125%	6/15/16	585	603
Fiserv Inc.	6.800%	11/20/17	475	567
Google Inc.	1.250%	5/19/14	330	335
Google Inc.	2.125%	5/19/16	50	52
Google Inc.	3.625%	5/19/21	350	387
Harris Corp.	5.000%	10/1/15	425	464
Harris Corp.	6.150%	12/15/40	25	29
Hewlett-Packard Co.	1.250%	9/13/13	660	661
Hewlett-Packard Co.	6.125%	3/1/14	3,050	3,274
Hewlett-Packard Co.	1.550%	5/30/14	1,000	1,006
Hewlett-Packard Co.	2.125%	9/13/15	575	580
Hewlett-Packard Co.	2.200%	12/1/15	75	75
Hewlett-Packard Co.	3.000%	9/15/16	325	334
Hewlett-Packard Co.	5.400%	3/1/17	225	251

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Hewlett-Packard Co.	2.600%	9/15/17	75	75
	Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,148
	Hewlett-Packard Co.	3.750%	12/1/20	700	698
	Hewlett-Packard Co.	4.050%	9/15/22	250	252
	Hewlett-Packard Co.	6.000%	9/15/41	1,110	1,228
	HP Enterprise Services LLC	6.000%	8/1/13	225	236
	Intel Corp.	1.950%	10/1/16	225	233
	Intel Corp.	3.300%	10/1/21	200	214
	Intel Corp.	4.800%	10/1/41	955	1,094
	International Business Machines Corp.	1.000%	8/5/13	2,550	2,568
	International Business Machines Corp.	0.875%	10/31/14	325	327
	International Business Machines Corp.	0.550%	2/6/15	800	796
	International Business Machines Corp.	2.000%	1/5/16	275	283
	International Business Machines Corp.	1.950%	7/22/16	300	309
	International Business Machines Corp.	1.250%	2/6/17	1,150	1,153
	International Business Machines Corp.	5.700%	9/14/17	1,000	1,206
	International Business Machines Corp.	1.875%	5/15/19	50	50
	International Business Machines Corp.	2.900%	11/1/21	200	211
	International Business Machines Corp.	5.600%	11/30/39	1,114	1,455
	International Business Machines Corp.	4.000%	6/20/42	1,173	1,223
	Juniper Networks Inc.	3.100%	3/15/16	75	78
	Juniper Networks Inc.	4.600%	3/15/21	360	386
	Juniper Networks Inc.	5.950%	3/15/41	150	173
	Lexmark International Inc.	6.650%	6/1/18	375	419
	Microsoft Corp.	0.875%	9/27/13	150	151
	Microsoft Corp.	2.950%	6/1/14	985	1,031
	Microsoft Corp.	1.625%	9/25/15	200	207
	Microsoft Corp.	4.200%	6/1/19	460	536
	Microsoft Corp.	3.000%	10/1/20	250	272
	Microsoft Corp.	5.200%	6/1/39	629	782
	Microsoft Corp.	4.500%	10/1/40	125	143
	Microsoft Corp.	5.300%	2/8/41	600	771
	Motorola Solutions Inc.	7.500%	5/15/25	75	93
	Oracle Corp.	5.250%	1/15/16	1,900	2,173
	Oracle Corp.	5.750%	4/15/18	1,415	1,718
	Oracle Corp.	5.000%	7/8/19	1,175	1,396
	Oracle Corp.	6.125%	7/8/39	645	856
	Oracle Corp.	5.375%	7/15/40	1,125	1,373
	Pitney Bowes Inc.	4.875%	8/15/14	435	452
	Pitney Bowes Inc.	4.750%	1/15/16	1,300	1,321
	SAIC Inc.	4.450%	12/1/20	485	520
	SAIC Inc.	5.950%	12/1/40	75	84
	Science Applications International Corp.	5.500%	7/1/33	100	105
	Symantec Corp.	2.750%	9/15/15	50	51
	Symantec Corp.	2.750%	6/15/17	500	504
	Symantec Corp.	4.200%	9/15/20	75	77
	Symantec Corp.	3.950%	6/15/22	400	399
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	150	150
	Texas Instruments Inc.	1.375%	5/15/14	310	314
	Texas Instruments Inc.	2.375%	5/16/16	175	184
	Tyco Electronics Group SA	6.550%	10/1/17	205	245
	Tyco Electronics Group SA	7.125%	10/1/37	600	812
	Xerox Corp.	8.250%	5/15/14	300	335
	Xerox Corp.	4.250%	2/15/15	495	525
	Xerox Corp.	6.400%	3/15/16	375	429
	Xerox Corp.	6.750%	2/1/17	350	409
	Xerox Corp.	2.950%	3/15/17	325	329
	Xerox Corp.	6.350%	5/15/18	555	647
	Xerox Corp.	5.625%	12/15/19	550	620
	Xerox Corp.	4.500%	5/15/21	585	609
	Transportation (0.1%)
4	American Airlines 2011-2 Class A Pass Through Trust	8.625%	4/15/23	170	180
4	American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	112	121

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	88
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	292
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	449
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	430
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	400	406
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	934
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	156
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	411
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	487
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	578
	Canadian National Railway Co.	1.450%	12/15/16	125	126
	Canadian National Railway Co.	5.550%	3/1/19	265	322
	Canadian National Railway Co.	2.850%	12/15/21	50	52
	Canadian National Railway Co.	6.250%	8/1/34	350	470
	Canadian National Railway Co.	6.200%	6/1/36	350	471
	Canadian Pacific Railway Co.	7.125%	10/15/31	450	569
	Canadian Pacific Railway Co.	5.950%	5/15/37	250	283
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	25	29
	Con-way Inc.	6.700%	5/1/34	350	350
4	Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	398	419
4	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	135	153
4	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	1,250	1,231
	CSX Corp.	5.600%	5/1/17	25	29
	CSX Corp.	7.900%	5/1/17	126	158
	CSX Corp.	6.250%	3/15/18	725	868
	CSX Corp.	7.375%	2/1/19	1,050	1,340
	CSX Corp.	3.700%	10/30/20	205	216
	CSX Corp.	6.220%	4/30/40	174	215
	CSX Corp.	5.500%	4/15/41	425	482
	CSX Corp.	4.750%	5/30/42	535	549
4	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	8/10/22	220	237
4	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	595	677
4	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	92	97
4	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	5/7/20	75	76
	FedEx Corp.	8.000%	1/15/19	125	165
	JB Hunt Transport Services Inc.	3.375%	9/15/15	450	465
	Norfolk Southern Corp.	5.750%	1/15/16	175	201
	Norfolk Southern Corp.	7.700%	5/15/17	400	504
	Norfolk Southern Corp.	5.750%	4/1/18	100	118
	Norfolk Southern Corp.	5.900%	6/15/19	835	1,020
	Norfolk Southern Corp.	3.250%	12/1/21	25	26
	Norfolk Southern Corp.	5.590%	5/17/25	72	87
	Norfolk Southern Corp.	7.800%	5/15/27	100	144
	Norfolk Southern Corp.	5.640%	5/17/29	100	120
	Norfolk Southern Corp.	4.837%	10/1/41	665	734
	Norfolk Southern Corp.	6.000%	5/23/2111	650	779
	Norfolk Southern Railway Co.	9.750%	6/15/20	116	169
4	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	11/1/19	279	297
	Ryder System Inc.	5.850%	3/1/14	250	267
	Ryder System Inc.	3.150%	3/2/15	685	708
	Ryder System Inc.	3.600%	3/1/16	400	421
	Ryder System Inc.	5.850%	11/1/16	75	86
	Southwest Airlines Co.	5.250%	10/1/14	115	124
	Southwest Airlines Co.	5.750%	12/15/16	200	231
	Southwest Airlines Co.	5.125%	3/1/17	400	438
4	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	124	141
	Union Pacific Corp.	7.125%	2/1/28	910	1,212
	Union Pacific Corp.	6.625%	2/1/29	200	265
	Union Pacific Corp.	5.780%	7/15/40	175	217
	Union Pacific Corp.	4.750%	9/15/41	750	810
	United Parcel Service Inc.	3.875%	4/1/14	50	53
	United Parcel Service Inc.	5.125%	4/1/19	175	211
	United Parcel Service Inc.	3.125%	1/15/21	965	1,032
	United Parcel Service Inc.	6.200%	1/15/38	760	1,041

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
				755,795
Utilities (1.0%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	509
Alabama Power Co.	5.500%	10/15/17	550	656
Alabama Power Co.	4.100%	1/15/42	1,000	1,026
Ameren Illinois Co.	6.125%	11/15/17	25	29
Appalachian Power Co.	5.800%	10/1/35	100	115
Appalachian Power Co.	7.000%	4/1/38	260	346
Arizona Public Service Co.	5.800%	6/30/14	50	55
Arizona Public Service Co.	4.650%	5/15/15	275	299
Arizona Public Service Co.	5.500%	9/1/35	550	645
Arizona Public Service Co.	4.500%	4/1/42	25	26
Carolina Power & Light Co.	5.125%	9/15/13	325	342
Carolina Power & Light Co.	5.300%	1/15/19	675	812
Carolina Power & Light Co.	3.000%	9/15/21	750	779
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	175	192
Cleco Power LLC	6.000%	12/1/40	175	204
Cleveland Electric Illuminating Co.	5.650%	12/15/13	325	344
Cleveland Electric Illuminating Co.	5.700%	4/1/17	500	561
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	249
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	868
Commonwealth Edison Co.	1.625%	1/15/14	125	127
Commonwealth Edison Co.	5.950%	8/15/16	900	1,057
Commonwealth Edison Co.	1.950%	9/1/16	615	633
Commonwealth Edison Co.	6.150%	9/15/17	600	725
Commonwealth Edison Co.	5.800%	3/15/18	150	181
Commonwealth Edison Co.	5.900%	3/15/36	100	129
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,407
Connecticut Light & Power Co.	6.350%	6/1/36	250	326
Consolidated Edison Co. of New York Inc.	5.550%	4/1/14	232	251
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	713
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	225	285
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	363
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,102
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	543
Constellation Energy Group Inc.	4.550%	6/15/15	175	188
Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,651
Consumers Energy Co.	6.700%	9/15/19	495	639
Consumers Energy Co.	2.850%	5/15/22	150	153
Delmarva Power & Light Co.	4.000%	6/1/42	225	229
Detroit Edison Co.	3.450%	10/1/20	410	443
Detroit Edison Co.	3.900%	6/1/21	100	110
Detroit Edison Co.	2.650%	6/15/22	50	50
Detroit Edison Co.	5.700%	10/1/37	125	157
Detroit Edison Co.	3.950%	6/15/42	400	407
Dominion Resources Inc.	1.800%	3/15/14	100	102
Dominion Resources Inc.	2.250%	9/1/15	750	774
Dominion Resources Inc.	1.950%	8/15/16	910	928
Dominion Resources Inc.	5.600%	11/15/16	470	546
Dominion Resources Inc.	6.000%	11/30/17	550	657
Dominion Resources Inc.	4.450%	3/15/21	125	142
Dominion Resources Inc.	5.250%	8/1/33	200	228
Dominion Resources Inc.	7.000%	6/15/38	420	578
Dominion Resources Inc.	4.900%	8/1/41	550	618
4 Dominion Resources Inc.	7.500%	6/30/66	175	187
Duke Energy Carolinas LLC	4.300%	6/15/20	500	576
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,149
Duke Energy Carolinas LLC	6.000%	12/1/28	300	374
Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,442
Duke Energy Carolinas LLC	6.000%	1/15/38	25	33
Duke Energy Carolinas LLC	6.050%	4/15/38	25	33
Duke Energy Carolinas LLC	5.300%	2/15/40	710	876

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Corp.	3.350%	4/1/15	375	396
	Duke Energy Corp.	5.050%	9/15/19	175	205
	Duke Energy Indiana Inc.	5.000%	9/15/13	250	262
	Duke Energy Indiana Inc.	3.750%	7/15/20	185	204
	Duke Energy Indiana Inc.	4.200%	3/15/42	475	488
	El Paso Electric Co.	6.000%	5/15/35	175	206
	Entergy Arkansas Inc.	3.750%	2/15/21	650	681
	Entergy Louisiana LLC	1.875%	12/15/14	200	205
	Exelon Corp.	4.900%	6/15/15	500	544
	Exelon Generation Co. LLC	6.200%	10/1/17	205	236
	Exelon Generation Co. LLC	4.000%	10/1/20	575	581
7	Exelon Generation Co. LLC	5.600%	6/15/42	121	122
	FirstEnergy Corp.	7.375%	11/15/31	615	786
	Florida Power & Light Co.	5.950%	10/1/33	100	134
	Florida Power & Light Co.	5.625%	4/1/34	225	287
	Florida Power & Light Co.	4.950%	6/1/35	50	59
	Florida Power & Light Co.	6.200%	6/1/36	50	68
	Florida Power & Light Co.	5.850%	5/1/37	560	738
	Florida Power & Light Co.	5.950%	2/1/38	175	235
	Florida Power & Light Co.	5.960%	4/1/39	1,175	1,587
	Florida Power & Light Co.	4.125%	2/1/42	75	79
	Florida Power Corp.	5.100%	12/1/15	410	464
	Florida Power Corp.	5.650%	6/15/18	50	60
	Florida Power Corp.	4.550%	4/1/20	1,375	1,576
	Georgia Power Co.	5.950%	2/1/39	150	191
	Georgia Power Co.	4.750%	9/1/40	125	137
	Great Plains Energy Inc.	2.750%	8/15/13	100	101
	Iberdrola International BV	6.750%	7/15/36	175	165
4	Integrys Energy Group Inc.	6.110%	12/1/66	300	299
	Interstate Power & Light Co.	6.250%	7/15/39	100	134
	Jersey Central Power & Light Co.	5.625%	5/1/16	350	401
	Jersey Central Power & Light Co.	5.650%	6/1/17	350	406
4	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	175	197
	Kansas City Power & Light Co.	6.050%	11/15/35	200	243
	Kansas City Power & Light Co.	5.300%	10/1/41	830	912
	Kentucky Utilities Co.	1.625%	11/1/15	530	540
	Kentucky Utilities Co.	3.250%	11/1/20	200	214
	LG&E & KU Energy LLC	3.750%	11/15/20	150	153
	LG&E & KU Energy LLC	2.125%	11/15/15	125	125
	Louisville Gas & Electric Co.	1.625%	11/15/15	300	306
	Louisville Gas & Electric Co.	5.125%	11/15/40	100	120
	MidAmerican Energy Co.	5.950%	7/15/17	560	668
	MidAmerican Energy Co.	6.750%	12/30/31	725	964
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	300	319
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,225	1,519
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	370	487
	Mississippi Power Co.	4.250%	3/15/42	125	130
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	890	934
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	700	749
	National Rural Utilities Cooperative Finance Corp.	1.000%	2/2/15	225	226
	National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	125	133
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	150	178
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	625	647
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	893
	Nevada Power Co.	6.650%	4/1/36	410	553
	Nevada Power Co.	5.450%	5/15/41	500	599
	NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	1,025	1,041
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	667
4	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	232
4	NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	283
	Northern States Power Co.	6.200%	7/1/37	250	341
	Northern States Power Co.	5.350%	11/1/39	175	217
	NSTAR Electric Co.	4.875%	4/15/14	225	239
	NSTAR Electric Co.	5.625%	11/15/17	325	390

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
NSTAR LLC	4.500%	11/15/19	1,245	1,387
Oglethorpe Power Corp.	5.950%	11/1/39	100	126
Oglethorpe Power Corp.	5.375%	11/1/40	380	447
Ohio Edison Co.	6.400%	7/15/16	550	634
Ohio Power Co.	5.750%	9/1/13	475	500
Ohio Power Co.	6.000%	6/1/16	480	556
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	189
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	194
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	396
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	244
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	741
Pacific Gas & Electric Co.	4.800%	3/1/14	1,265	1,346
Pacific Gas & Electric Co.	5.625%	11/30/17	250	300
Pacific Gas & Electric Co.	8.250%	10/15/18	275	373
Pacific Gas & Electric Co.	3.500%	10/1/20	410	443
Pacific Gas & Electric Co.	4.250%	5/15/21	225	253
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,558
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,278
Pacific Gas & Electric Co.	5.400%	1/15/40	500	598
Pacific Gas & Electric Co.	4.450%	4/15/42	600	631
PacifiCorp	5.250%	6/15/35	475	560
PacifiCorp	5.750%	4/1/37	410	518
PacifiCorp	6.250%	10/15/37	600	814
PacifiCorp	4.100%	2/1/42	350	362
Peco Energy Co.	5.350%	3/1/18	125	149
Pennsylvania Electric Co.	6.050%	9/1/17	75	85
Pennsylvania Electric Co.	5.200%	4/1/20	205	228
Pepco Holdings Inc.	2.700%	10/1/15	680	698
PPL Electric Utilities Corp.	3.000%	9/15/21	410	426
PPL Electric Utilities Corp.	6.250%	5/15/39	100	139
PPL Electric Utilities Corp.	5.200%	7/15/41	700	856
PPL Energy Supply LLC	6.200%	5/15/16	68	76
Progress Energy Inc.	6.050%	3/15/14	100	108
Progress Energy Inc.	5.625%	1/15/16	205	234
Progress Energy Inc.	7.750%	3/1/31	625	878
Progress Energy Inc.	6.000%	12/1/39	410	514
PSEG Power LLC	5.000%	4/1/14	650	690
PSEG Power LLC	5.500%	12/1/15	450	506
PSEG Power LLC	5.320%	9/15/16	615	694
PSEG Power LLC	5.125%	4/15/20	200	221
Public Service Co. of Colorado	5.800%	8/1/18	100	121
Public Service Co. of Colorado	5.125%	6/1/19	175	209
Public Service Co. of Colorado	3.200%	11/15/20	500	536
Public Service Co. of Colorado	6.250%	9/1/37	300	413
Public Service Co. of Oklahoma	5.150%	12/1/19	600	687
Public Service Co. of Oklahoma	4.400%	2/1/21	500	555
Public Service Co. of Oklahoma	6.625%	11/15/37	275	351
Public Service Electric & Gas Co.	2.700%	5/1/15	225	237
Public Service Electric & Gas Co.	5.500%	3/1/40	300	387
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,594
Puget Sound Energy Inc.	5.483%	6/1/35	100	121
Puget Sound Energy Inc.	6.274%	3/15/37	500	673
Puget Sound Energy Inc.	4.434%	11/15/41	275	300
San Diego Gas & Electric Co.	5.300%	11/15/15	100	114
San Diego Gas & Electric Co.	5.350%	5/15/35	100	125
San Diego Gas & Electric Co.	5.350%	5/15/40	500	638
San Diego Gas & Electric Co.	4.500%	8/15/40	255	288
SCANA Corp.	4.750%	5/15/21	205	219
SCANA Corp.	4.125%	2/1/22	1,125	1,132
Sierra Pacific Power Co.	6.000%	5/15/16	525	612
Sierra Pacific Power Co.	6.750%	7/1/37	400	546
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	591
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	193
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	121

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	South Carolina Electric & Gas Co.	4.350%	2/1/42	200	205
	Southern California Edison Co.	4.650%	4/1/15	775	850
	Southern California Edison Co.	5.000%	1/15/16	275	311
	Southern California Edison Co.	3.875%	6/1/21	350	390
	Southern California Edison Co.	6.650%	4/1/29	225	294
	Southern California Edison Co.	5.750%	4/1/35	508	645
	Southern California Edison Co.	5.350%	7/15/35	800	969
	Southern California Edison Co.	4.500%	9/1/40	205	227
	Southern California Edison Co.	4.050%	3/15/42	425	439
	Southern Co.	1.950%	9/1/16	410	420
	Southern Power Co.	4.875%	7/15/15	1,325	1,449
	Southern Power Co.	5.150%	9/15/41	1,210	1,317
	Southwestern Electric Power Co.	6.450%	1/15/19	250	302
	Southwestern Electric Power Co.	6.200%	3/15/40	75	92
	Tampa Electric Co.	6.550%	5/15/36	375	518
	TECO Finance Inc.	4.000%	3/15/16	100	108
	TECO Finance Inc.	6.572%	11/1/17	330	398
	TECO Finance Inc.	5.150%	3/15/20	125	143
	TransAlta Corp.	6.650%	5/15/18	100	112
	Tucson Electric Power Co.	5.150%	11/15/21	130	142
	UIL Holdings Corp.	4.625%	10/1/20	100	105
	Union Electric Co.	6.700%	2/1/19	310	390
	Union Electric Co.	5.100%	10/1/19	1,200	1,410
	Virginia Electric & Power Co.	6.000%	5/15/37	550	717
	Virginia Electric & Power Co.	8.875%	11/15/38	100	169
	Virginia Electric & Power Co.	5.400%	1/15/16	700	802
	Westar Energy Inc.	4.125%	3/1/42	525	551
	Wisconsin Electric Power Co.	6.000%	4/1/14	550	601
	Wisconsin Electric Power Co.	4.250%	12/15/19	175	200
	Wisconsin Electric Power Co.	2.950%	9/15/21	635	660
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	249
4	Wisconsin Energy Corp.	6.250%	5/15/67	525	545
	Wisconsin Power & Light Co.	5.000%	7/15/19	25	29
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	421
	Xcel Energy Inc.	5.613%	4/1/17	631	732
	Xcel Energy Inc.	4.700%	5/15/20	305	350
	Xcel Energy Inc.	6.500%	7/1/36	635	855
	Natural Gas (0.3%)
	AGL Capital Corp.	3.500%	9/15/21	250	258
	AGL Capital Corp.	5.875%	3/15/41	125	157
	Atmos Energy Corp.	8.500%	3/15/19	250	333
	Atmos Energy Corp.	5.500%	6/15/41	300	363
	Boardwalk Pipelines LP	5.500%	2/1/17	200	221
	British Transco Finance Inc.	6.625%	6/1/18	430	508
	Buckeye Partners LP	4.875%	2/1/21	650	647
	CenterPoint Energy Resources Corp.	6.150%	5/1/16	505	579
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	290
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	90
	DCP Midstream Operating LP	3.250%	10/1/15	175	178
	DCP Midstream Operating LP	4.950%	4/1/22	75	77
	El Paso Natural Gas Co.	5.950%	4/15/17	710	795
	Enbridge Energy Partners LP	9.875%	3/1/19	1,045	1,390
	Energy Transfer Partners LP	6.000%	7/1/13	700	729
	Energy Transfer Partners LP	5.950%	2/1/15	630	686
	Energy Transfer Partners LP	6.125%	2/15/17	300	337
	Energy Transfer Partners LP	9.000%	4/15/19	254	318
	Energy Transfer Partners LP	4.650%	6/1/21	495	511
	Energy Transfer Partners LP	5.200%	2/1/22	125	134
	Energy Transfer Partners LP	6.625%	10/15/36	150	156
	Energy Transfer Partners LP	7.500%	7/1/38	500	559
	Energy Transfer Partners LP	6.500%	2/1/42	875	935
8	Enron Corp.	9.125%	4/1/03	700	—
8	Enron Corp.	7.125%	5/15/07	300	—

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
8	Enron Corp.	6.875%	10/15/07	1,000	—
	Enterprise Products Operating LLC	5.600%	10/15/14	1,185	1,300
	Enterprise Products Operating LLC	6.300%	9/15/17	175	208
	Enterprise Products Operating LLC	6.650%	4/15/18	50	60
	Enterprise Products Operating LLC	6.500%	1/31/19	50	60
	Enterprise Products Operating LLC	5.200%	9/1/20	410	470
	Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,679
	Enterprise Products Operating LLC	7.550%	4/15/38	450	576
	Enterprise Products Operating LLC	5.950%	2/1/41	495	556
	Enterprise Products Operating LLC	4.850%	8/15/42	850	846
	KeySpan Corp.	8.000%	11/15/30	200	281
	KeySpan Corp.	5.803%	4/1/35	250	282
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	368
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	515
	Kinder Morgan Energy Partners LP	3.500%	3/1/16	990	1,047
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	869
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	851
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	625	635
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	215
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	320
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	200	225
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	395
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	375	428
	Magellan Midstream Partners LP	5.650%	10/15/16	560	640
	Magellan Midstream Partners LP	6.550%	7/15/19	625	750
	National Grid plc	6.300%	8/1/16	275	319
	Nisource Finance Corp.	5.400%	7/15/14	300	323
	Nisource Finance Corp.	6.400%	3/15/18	615	717
	Nisource Finance Corp.	6.800%	1/15/19	750	896
	Nisource Finance Corp.	6.125%	3/1/22	450	526
	Nisource Finance Corp.	6.250%	12/15/40	400	456
	NuStar Logistics LP	7.650%	4/15/18	350	411
	ONEOK Inc.	5.200%	6/15/15	300	326
	ONEOK Inc.	4.250%	2/1/22	750	784
	ONEOK Inc.	6.000%	6/15/35	440	484
	ONEOK Partners LP	3.250%	2/1/16	50	52
	ONEOK Partners LP	6.150%	10/1/16	410	477
	ONEOK Partners LP	8.625%	3/1/19	400	524
	ONEOK Partners LP	6.650%	10/1/36	525	620
	ONEOK Partners LP	6.125%	2/1/41	570	644
	Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	908
	Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	60
	Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	125	165
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	1,125	1,269
	Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	205	243
	Questar Corp.	2.750%	2/1/16	25	26
	Sempra Energy	2.000%	3/15/14	475	483
	Sempra Energy	6.500%	6/1/16	615	724
	Sempra Energy	6.150%	6/15/18	750	906
	Sempra Energy	6.000%	10/15/39	705	883
	Southern California Gas Co.	5.750%	11/15/35	25	33
7	Southern Natural Gas Co. LLC	5.900%	4/1/17	150	172
	Southern Natural Gas Co. LLC / Southern Natural
	Issuing Corp.	4.400%	6/15/21	1,250	1,326
	Spectra Energy Capital LLC	5.668%	8/15/14	400	433
	Spectra Energy Capital LLC	8.000%	10/1/19	165	209
	Sunoco Logistics Partners Operations LP	6.850%	2/15/40	300	341
	Texas Gas Transmission LLC	4.600%	6/1/15	250	269
	TransCanada PipeLines Ltd.	6.500%	8/15/18	300	374
	TransCanada PipeLines Ltd.	3.800%	10/1/20	1,910	2,109
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	984
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	158
	TransCanada PipeLines Ltd.	6.200%	10/15/37	100	130
	TransCanada PipeLines Ltd.	7.625%	1/15/39	410	618

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	TransCanada PipeLines Ltd.	6.350%	5/15/67	400	412
	Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	205	243
	Williams Cos. Inc.	7.500%	1/15/31	321	391
	Williams Cos. Inc.	7.750%	6/15/31	407	506
	Williams Partners LP	3.800%	2/15/15	125	132
	Williams Partners LP	5.250%	3/15/20	1,895	2,125
	Williams Partners LP	6.300%	4/15/40	675	800
	Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	500	598
	Other Utility (0.0%)
	American Water Capital Corp.	6.593%	10/15/37	500	626
	United Utilities plc	5.375%	2/1/19	325	347
	Veolia Environnement SA	6.000%	6/1/18	600	665

					157,309

Total Corporate Bonds (Cost $1,268,456)					1,367,778

Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
	African Development Bank	3.000%	5/27/14	1,490	1,552
	African Development Bank	1.125%	3/15/17	1,550	1,560
	Asian Development Bank	1.625%	7/15/13	750	760
	Asian Development Bank	3.625%	9/5/13	900	931
	Asian Development Bank	2.750%	5/21/14	1,175	1,224
	Asian Development Bank	0.875%	6/10/14	300	303
	Asian Development Bank	4.250%	10/20/14	300	324
	Asian Development Bank	2.625%	2/9/15	2,745	2,893
	Asian Development Bank	0.500%	8/17/15	700	701
	Asian Development Bank	2.500%	3/15/16	775	825
	Asian Development Bank	5.500%	6/27/16	100	118
	Asian Development Bank	1.125%	3/15/17	1,325	1,346
	Asian Development Bank	5.593%	7/16/18	500	616
	Asian Development Bank	1.875%	10/23/18	530	553
	Asian Development Bank	1.750%	3/21/19	475	487
	Banco do Brasil SA	3.875%	1/23/17	200	205
	China Development Bank Corp.	4.750%	10/8/14	450	479
	China Development Bank Corp.	5.000%	10/15/15	175	192
	Corp. Andina de Fomento	4.375%	6/15/22	775	798
	Corp. Andina de Fomento	5.125%	5/5/15	450	486
	Corp. Andina de Fomento	3.750%	1/15/16	1,765	1,840
	Council Of Europe Development Bank	2.750%	2/10/15	275	288
	Council Of Europe Development Bank	2.625%	2/16/16	735	772
	Council Of Europe Development Bank	1.250%	9/22/16	1,000	993
9	Development Bank of Japan Inc.	4.250%	6/9/15	910	997
	European Bank for Reconstruction & Development	2.750%	4/20/15	1,000	1,053
	European Bank for Reconstruction & Development	1.625%	9/3/15	100	103
	European Bank for Reconstruction & Development	2.500%	3/15/16	500	529
	European Bank for Reconstruction & Development	1.375%	10/20/16	1,515	1,550
	European Investment Bank	4.250%	7/15/13	2,400	2,488
	European Investment Bank	1.250%	9/17/13	875	882
	European Investment Bank	1.250%	2/14/14	2,960	2,989
	European Investment Bank	2.375%	3/14/14	375	385
	European Investment Bank	3.000%	4/8/14	1,000	1,040
	European Investment Bank	1.500%	5/15/14	475	482
	European Investment Bank	4.625%	5/15/14	2,000	2,144
	European Investment Bank	3.125%	6/4/14	3,180	3,325
	European Investment Bank	1.125%	8/15/14	500	504
	European Investment Bank	0.875%	12/15/14	430	431
	European Investment Bank	2.875%	1/15/15	450	470
	European Investment Bank	2.750%	3/23/15	900	941
	European Investment Bank	1.125%	4/15/15	3,150	3,158
	European Investment Bank	1.625%	9/1/15	6,955	7,078
	European Investment Bank	1.375%	10/20/15	2,855	2,885
	European Investment Bank	4.875%	2/16/16	550	618
	European Investment Bank	2.250%	3/15/16	550	568
	European Investment Bank	2.500%	5/16/16	525	547

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	European Investment Bank	2.125%	7/15/16	1,000	1,030
	European Investment Bank	5.125%	9/13/16	1,500	1,729
	European Investment Bank	1.250%	10/14/16	950	952
	European Investment Bank	4.875%	1/17/17	1,225	1,408
	European Investment Bank	1.750%	3/15/17	1,125	1,145
	European Investment Bank	5.125%	5/30/17	800	938
	European Investment Bank	1.625%	6/15/17	100	101
	European Investment Bank	2.875%	9/15/20	1,650	1,719
	European Investment Bank	4.000%	2/16/21	800	886
	Export Development Canada	2.250%	5/28/15	150	157
	Export Development Canada	1.250%	10/26/16	1,970	2,011
	Export-Import Bank of Korea	8.125%	1/21/14	875	954
	Export-Import Bank of Korea	5.875%	1/14/15	800	874
	Export-Import Bank of Korea	5.125%	3/16/15	150	161
	Export-Import Bank of Korea	4.125%	9/9/15	1,025	1,082
	Export-Import Bank of Korea	3.750%	10/20/16	300	317
	Export-Import Bank of Korea	4.000%	1/11/17	725	771
	Export-Import Bank of Korea	5.000%	4/11/22	575	638
	Federative Republic of Brazil	7.875%	3/7/15	475	553
	Federative Republic of Brazil	6.000%	1/17/17	4,045	4,763
4	Federative Republic of Brazil	8.000%	1/15/18	67	78
	Federative Republic of Brazil	5.875%	1/15/19	875	1,053
	Federative Republic of Brazil	8.875%	10/14/19	175	247
	Federative Republic of Brazil	4.875%	1/22/21	4,405	5,099
	Federative Republic of Brazil	8.875%	4/15/24	325	501
	Federative Republic of Brazil	8.750%	2/4/25	800	1,233
	Federative Republic of Brazil	10.125%	5/15/27	875	1,487
	Federative Republic of Brazil	8.250%	1/20/34	1,075	1,690
	Federative Republic of Brazil	7.125%	1/20/37	650	932
	Federative Republic of Brazil	11.000%	8/17/40	1,650	2,115
	Federative Republic of Brazil	5.625%	1/7/41	750	917
	Hydro-Quebec	2.000%	6/30/16	1,125	1,168
	Hydro-Quebec	8.400%	1/15/22	1,235	1,796
	Inter-American Development Bank	1.625%	7/15/13	50	50
	Inter-American Development Bank	3.000%	4/22/14	1,825	1,908
	Inter-American Development Bank	2.250%	7/15/15	3,975	4,168
	Inter-American Development Bank	1.375%	10/18/16	390	400
	Inter-American Development Bank	1.125%	3/15/17	100	101
	Inter-American Development Bank	2.375%	8/15/17	250	267
	Inter-American Development Bank	1.750%	8/24/18	4,055	4,165
	Inter-American Development Bank	3.875%	9/17/19	100	117
	Inter-American Development Bank	3.875%	2/14/20	500	586
	Inter-American Development Bank	7.000%	6/15/25	250	360
	International Bank for Reconstruction & Development	1.750%	7/15/13	1,100	1,115
	International Bank for Reconstruction & Development	3.500%	10/8/13	450	467
	International Bank for Reconstruction & Development	0.500%	11/26/13	375	376
	International Bank for Reconstruction & Development	1.125%	8/25/14	1,725	1,749
	International Bank for Reconstruction & Development	2.375%	5/26/15	5,230	5,491
	International Bank for Reconstruction & Development	2.125%	3/15/16	2,600	2,740
	International Bank for Reconstruction & Development	5.000%	4/1/16	200	231
	International Bank for Reconstruction & Development	1.000%	9/15/16	405	410
	International Bank for Reconstruction & Development	0.875%	4/17/17	3,500	3,517
	International Finance Corp.	3.000%	4/22/14	875	915
	International Finance Corp.	2.750%	4/20/15	900	951
	International Finance Corp.	2.250%	4/11/16	525	554
	International Finance Corp.	1.125%	11/23/16	2,150	2,184
	International Finance Corp.	1.000%	4/24/17	575	579
	International Finance Corp.	2.125%	11/17/17	700	737
9	Japan Bank for International Cooperation	2.875%	2/2/15	625	658
9	Japan Bank for International Cooperation	1.875%	9/24/15	1,435	1,478
9	Japan Bank for International Cooperation	2.500%	1/21/16	700	736
9	Japan Bank for International Cooperation	2.500%	5/18/16	600	630
9	Japan Bank for International Cooperation	2.250%	7/13/16	575	602
9	Japan Finance Organization for Municipalities	4.625%	4/21/15	500	551

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	587
10	KFW	1.375%	7/15/13	225	227
10	KFW	4.000%	10/15/13	1,325	1,384
10	KFW	1.375%	1/13/14	1,850	1,870
10	KFW	1.500%	4/4/14	225	229
10	KFW	4.125%	10/15/14	25	27
10	KFW	2.750%	10/21/14	7,385	7,736
10	KFW	1.000%	1/12/15	1,800	1,814
10	KFW	2.625%	3/3/15	1,275	1,340
10	KFW	0.625%	4/24/15	100	100
10	KFW	1.250%	10/26/15	550	558
10	KFW	5.125%	3/14/16	775	892
10	KFW	2.000%	6/1/16	1,250	1,297
10	KFW	1.250%	10/5/16	2,545	2,575
10	KFW	1.250%	2/15/17	3,425	3,454
10	KFW	4.375%	3/15/18	3,450	4,013
10	KFW	4.500%	7/16/18	350	411
10	KFW	4.875%	6/17/19	4,775	5,749
10	KFW	4.000%	1/27/20	150	172
10	KFW	2.750%	9/8/20	4,500	4,740
10	KFW	2.375%	8/25/21	410	416
10	KFW	0.000%	4/18/36	500	231
	Korea Development Bank	8.000%	1/23/14	800	872
	Korea Development Bank	4.375%	8/10/15	700	746
	Korea Development Bank	3.250%	3/9/16	970	999
	Korea Development Bank	4.000%	9/9/16	750	798
	Korea Finance Corp.	4.625%	11/16/21	1,375	1,480
10	Landwirtschaftliche Rentenbank	4.125%	7/15/13	1,105	1,146
10	Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	347
10	Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,152
10	Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,355	1,427
10	Landwirtschaftliche Rentenbank	2.125%	7/15/16	975	1,016
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	615
	Nordic Investment Bank	2.625%	10/6/14	475	495
	Nordic Investment Bank	2.500%	7/15/15	810	852
	Nordic Investment Bank	2.250%	3/15/16	450	474
	North American Development Bank	4.375%	2/11/20	125	143
11	Oesterreichische Kontrollbank AG	1.375%	1/21/14	1,150	1,158
11	Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,000	1,017
11	Oesterreichische Kontrollbank AG	2.000%	6/3/16	625	639
11	Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	348
	Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,185
	Pemex Project Funding Master Trust	6.625%	6/15/38	375	445
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	300	334
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	425	430
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	2,175	2,248
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	1,225	1,373
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	100	103
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	600	662
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	1,050	1,276
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	1,665	1,821
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	200	215
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	1,525	1,805
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	750	877
	Petroleos Mexicanos	4.875%	3/15/15	1,025	1,100
	Petroleos Mexicanos	8.000%	5/3/19	700	894
	Petroleos Mexicanos	6.000%	3/5/20	425	493
	Petroleos Mexicanos	5.500%	1/21/21	2,730	3,085
7	Petroleos Mexicanos	4.875%	1/24/22	950	1,030
	Petroleos Mexicanos	6.500%	6/2/41	275	321
7	Petroleos Mexicanos	6.500%	6/2/41	25	29
7	Petroleos Mexicanos	5.500%	6/27/44	825	824
	Province of British Columbia	2.850%	6/15/15	750	798
	Province of British Columbia	2.100%	5/18/16	2,020	2,113

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Province of Manitoba	1.375%	4/28/14	400	406
	Province of Manitoba	4.900%	12/6/16	1,235	1,451
	Province of New Brunswick	2.750%	6/15/18	725	779
	Province of Nova Scotia	2.375%	7/21/15	560	585
	Province of Nova Scotia	5.125%	1/26/17	500	589
	Province of Ontario	1.375%	1/27/14	1,450	1,469
	Province of Ontario	4.100%	6/16/14	1,625	1,733
	Province of Ontario	2.950%	2/5/15	250	264
	Province of Ontario	0.950%	5/26/15	1,050	1,055
	Province of Ontario	2.700%	6/16/15	875	922
	Province of Ontario	4.750%	1/19/16	75	85
	Province of Ontario	2.300%	5/10/16	1,460	1,524
	Province of Ontario	1.600%	9/21/16	5,850	5,960
	Province of Ontario	3.150%	12/15/17	100	109
	Province of Ontario	3.000%	7/16/18	400	428
	Province of Ontario	4.000%	10/7/19	850	963
	Province of Ontario	4.400%	4/14/20	475	551
	Province of Ontario	2.450%	6/29/22	100	100
	Quebec	4.875%	5/5/14	250	270
	Quebec	4.600%	5/26/15	350	389
	Quebec	5.125%	11/14/16	525	615
	Quebec	4.625%	5/14/18	450	528
	Quebec	3.500%	7/29/20	1,530	1,691
	Quebec	2.750%	8/25/21	875	912
	Quebec	7.125%	2/9/24	400	561
	Quebec	7.500%	9/15/29	475	730
	Region of Lombardy Italy	5.804%	10/25/32	500	397
	Canada	2.375%	9/10/14	615	643
	Canada	0.875%	2/14/17	1,050	1,054
	Republic of Chile	3.875%	8/5/20	300	333
	People’s Republic of China	4.750%	10/29/13	200	210
	Republic of Columbia	8.250%	12/22/14	200	234
	Republic of Columbia	7.375%	1/27/17	700	867
	Republic of Columbia	7.375%	3/18/19	825	1,077
	Republic of Columbia	4.375%	7/12/21	2,130	2,393
	Republic of Columbia	8.125%	5/21/24	400	580
	Republic of Columbia	7.375%	9/18/37	200	296
	Republic of Columbia	6.125%	1/18/41	1,775	2,310
	Republic of Italy	4.500%	1/21/15	800	802
	Republic of Italy	3.125%	1/26/15	1,160	1,119
	Republic of Italy	4.750%	1/25/16	1,225	1,210
	Republic of Italy	5.250%	9/20/16	3,445	3,428
	Republic of Italy	5.375%	6/12/17	950	945
	Republic of Italy	6.875%	9/27/23	125	125
	Republic of Italy	5.375%	6/15/33	1,400	1,249
	Republic of Korea	5.750%	4/16/14	875	941
	Republic of Korea	4.875%	9/22/14	615	660
	Republic of Korea	7.125%	4/16/19	425	536
	Republic of Panama	5.200%	1/30/20	2,045	2,392
	Republic of Panama	7.125%	1/29/26	900	1,217
4	Republic of Panama	6.700%	1/26/36	584	783
	Republic of Peru	7.125%	3/30/19	500	647
	Republic of Peru	7.350%	7/21/25	900	1,266
	Republic of Peru	8.750%	11/21/33	1,225	2,002
	Republic of Peru	5.625%	11/18/50	1,475	1,784
	Republic of Poland	3.875%	7/16/15	775	818
	Republic of Poland	5.000%	10/19/15	375	410
	Republic of Poland	6.375%	7/15/19	2,765	3,259
	Republic of Poland	5.125%	4/21/21	900	996
	Republic of Poland	5.000%	3/23/22	240	262
	Republic of South Africa	6.875%	5/27/19	875	1,078
	Republic of South Africa	5.500%	3/9/20	1,985	2,280
	Republic of South Africa	4.665%	1/17/24	100	108
	Republic of South Africa	6.250%	3/8/41	700	880

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
State of Israel	5.500%	11/9/16	1,320	1,504
State of Israel	5.125%	3/26/19	300	339
State of Israel	4.000%	6/30/22	300	309
Statoil ASA	3.875%	4/15/14	300	316
Statoil ASA	2.900%	10/15/14	75	79
Statoil ASA	3.125%	8/17/17	1,085	1,170
Statoil ASA	5.250%	4/15/19	1,060	1,263
Statoil ASA	3.150%	1/23/22	125	130
Statoil ASA	7.150%	1/15/29	250	352
Statoil ASA	5.100%	8/17/40	300	358
Statoil ASA	4.250%	11/23/41	125	133
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,078
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,097
Svensk Exportkredit AB	1.750%	5/30/17	125	126
United Mexican States	5.875%	2/17/14	1,325	1,419
United Mexican States	6.625%	3/3/15	493	558
United Mexican States	11.375%	9/15/16	100	140
United Mexican States	5.625%	1/15/17	4,305	5,014
United Mexican States	5.950%	3/19/19	1,725	2,100
United Mexican States	5.125%	1/15/20	1,285	1,507
United Mexican States	3.625%	3/15/22	750	793
United Mexican States	6.750%	9/27/34	1,757	2,390
United Mexican States	6.050%	1/11/40	1,715	2,199
United Mexican States	5.750%	10/12/2110	1,750	1,985

Total Sovereign Bonds (Cost $288,552)				306,337

Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	140
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	60
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	175	214
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	560	648
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	102
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	254
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	100	126
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	239
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	325	434
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	125	178
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	710	1,001
California Educational Facilities Authority Revenue
(Stanford University)	3.625%	5/1/14	400	422
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	100	112
California GO	5.250%	4/1/14	150	161
California GO	5.750%	3/1/17	150	173
California GO	6.200%	10/1/19	1,600	1,885
California GO	5.700%	11/1/21	250	288
California GO	7.500%	4/1/34	2,270	2,842
California GO	7.550%	4/1/39	205	266
California GO	7.300%	10/1/39	150	187
California GO	7.350%	11/1/39	825	1,037
California GO	7.625%	3/1/40	450	581
California GO	7.600%	11/1/40	350	452

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	127
Chicago IL Board of Education GO	6.319%	11/1/29	50	58
Chicago IL Board of Education GO	6.138%	12/1/39	100	112
Chicago IL GO	7.781%	1/1/35	100	133
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	150	190
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	50	57
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	75	96
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	220
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	735	866
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	75	96
Chicago IL Water Revenue	6.742%	11/1/40	75	100
Clark County NV Airport Revenue	6.881%	7/1/42	75	86
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	325	408
Connecticut GO	5.090%	10/1/30	75	85
Connecticut GO	5.850%	3/15/32	610	768
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	150	177
Cook County IL GO	6.229%	11/15/34	100	112
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	50	66
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	130
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	60
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	277
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	92
Dallas TX Independent School District GO	6.450%	2/15/35	150	184
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	29
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	75	95
Denver CO Public Schools Revenue (City & County of
Denver School District No. 1) COP	7.017%	12/15/37	100	128
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	62
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	93
George Washington University District of Columbia GO	3.485%	9/15/22	500	527
Georgia GO	4.503%	11/1/25	325	375
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	810	945
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	300	346
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	161
Harvard University Massachusetts GO	4.875%	10/15/40	200	247
Howard Hughes Medical Institute Maryland Revenue	3.450%	9/1/14	200	212
Illinois GO	4.071%	1/1/14	1,120	1,156
Illinois GO	4.511%	3/1/15	375	397
Illinois GO	5.365%	3/1/17	375	413
Illinois GO	4.950%	6/1/23	1,450	1,478
Illinois GO	5.100%	6/1/33	2,520	2,379
Illinois GO	6.630%	2/1/35	100	108
Illinois GO	6.725%	4/1/35	275	301
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	90
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	475	618
Johns Hopkins University Maryland GO	5.250%	7/1/19	375	452
Kentucky Asset/Liability Commission General Fund
Revenue	3.165%	4/1/18	50	51
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	99
Los Angeles CA Community College District GO	6.600%	8/1/42	250	330
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	100	123
Los Angeles CA Department of Water & Power
Revenue	6.008%	7/1/39	325	413
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	100	113
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	410	590

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	500	721
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,245
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	130
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	125	156
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	200	247
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	50	62
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	100	130
	Massachusetts GO	4.200%	12/1/21	225	256
	Massachusetts GO	5.456%	12/1/39	535	671
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	125	160
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	67
	Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	435	524
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism Tax
	Revenue	6.731%	7/1/43	100	113
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	125	151
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	75	89
	Metropolitan Water District of Southern California
	Water Revenue	6.947%	7/1/40	75	90
	Mississippi GO	5.245%	11/1/34	50	60
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	100	123
12	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	835	1,024
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	910	1,070
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	150	172
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	350	470
	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	15	16
13	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	270	280
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	549
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	300	423
	New York City NY GO	6.246%	6/1/35	100	113
	New York City NY GO	5.968%	3/1/36	560	696
	New York City NY GO	5.985%	12/1/36	75	93
	New York City NY GO	5.517%	10/1/37	50	59
	New York City NY GO	6.271%	12/1/37	600	772
	New York City NY GO	5.846%	6/1/40	100	115
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	100	128
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.790%	6/15/41	500	558
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	100	132
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	75	100
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	100	125
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	710	924
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	250	340
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	100	122

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	150	182
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.572%	11/1/38	625	759
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	768
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	63
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	100	119
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	585	766
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.500%	3/15/30	530	632
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	95	114
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.389%	3/15/40	100	124
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	300	371
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.838%	3/15/40	75	94
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	200	268
	Ohio State University General Receipts Revenue	4.910%	6/1/40	175	211
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	165	179
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	100	113
	Orange County CA Local Transportation Authority Sales
	Tax Revenue	6.908%	2/15/41	75	105
	Oregon Department Transportation Highway Usertax
	Revenue	5.834%	11/15/34	75	97
	Oregon GO	5.762%	6/1/23	250	316
	Oregon GO	5.892%	6/1/27	375	473
13	Oregon School Boards Association GO	4.759%	6/30/28	300	340
14	Oregon School Boards Association GO	5.528%	6/30/28	125	149
	Partners Healthcare System Massachusetts GO	3.443%	7/1/21	200	206
	Pennsylvania GO	4.650%	2/15/26	125	146
	Pennsylvania GO	5.350%	5/1/30	400	444
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	100	113
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	75	89
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	90
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	160
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	450	546
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	592
	Princeton University New Jersey GO	5.700%	3/1/39	300	411
	Puerto Rico Government Development Bank GO	3.670%	5/1/14	200	204
	Puerto Rico Government Development Bank GO	4.704%	5/1/16	200	209
	Regional Transportation District of Colorado Sales Tax
	Revenue	5.844%	11/1/50	150	201
	Rutgers State University NJ Revenue	5.665%	5/1/40	75	94
	Salt River Project Arizona Agricultural Improvement &
	Power District Revenue	4.839%	1/1/41	75	87
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	306
	San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	100	130
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	375	415
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	100	132
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.000%	11/1/40	75	94
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.950%	11/1/50	500	702
	Santa Clara Valley CA Transportation Authority Sales
	Tax Revenue	5.876%	4/1/32	645	796
	Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	500	565

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	75	104
	Texas GO	5.517%	4/1/39	410	533
	Texas Transportation Commission Revenue	5.028%	4/1/26	100	122
	Texas Transportation Commission Revenue	5.178%	4/1/30	275	336
	Texas Transportation Commission Revenue	4.631%	4/1/33	300	349
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	118
	Tufts University Massachusetts GO	5.017%	4/15/2112	550	620
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	150	196
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	125	165
	University of California Revenue	0.887%	7/1/13	75	75
	University of California Revenue	6.270%	5/15/31	1,000	1,144
	University of California Revenue	5.770%	5/15/43	410	500
	University of California Revenue	5.946%	5/15/45	275	341
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	75	93
	University of Pennsylvania GO	4.674%	9/1/2112	625	699
	University of Southern California Revenue	5.250%	10/1/2111	200	259
	University of Texas System Revenue Financing System
	Revenue	5.262%	7/1/39	100	125
	University of Texas System Revenue Financing System
	Revenue	6.276%	8/15/41	75	88
	University of Texas System Revenue Financing System
	Revenue	5.134%	8/15/42	150	188
	University of Texas System Revenue Financing System
	Revenue	4.794%	8/15/46	385	470
	Utah GO	4.554%	7/1/24	125	148
	Utah GO	3.539%	7/1/25	50	56
	Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	500	620
	Washington GO	5.481%	8/1/39	50	63
	Washington GO	5.140%	8/1/40	480	575
14	Wisconsin GO	4.800%	5/1/13	275	285
14	Wisconsin GO	5.700%	5/1/26	325	382

Total Taxable Municipal Bonds (Cost $54,633)					63,538

				Shares

Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.4%)
15	Vanguard Market Liquidity Fund	0.148%		387,788,904	387,789

			Maturity
			Date
U.S. Government and Agency Obligations (0.0%)
2,16	Federal Home Loan Bank Discount Notes	0.125%	7/27/12	3,200	3,199

Total Temporary Cash Investments (Cost $390,988)					390,988

Total Investments (101.8%) (Cost $13,294,477)					16,510,528
Other Assets and Liabilities—Net (-1.8%)[17]					(287,982)
Net Assets (100%)					16,222,546

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,009,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.5% and 2.1%, respectively, of net assets.

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2012

2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2012.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $18,556,000, representing 0.1% of net assets.
8 Non-income-producing security--security in default.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
16 Securities with a value of $3,199,000 have been segregated as initial margin for open futures contracts.
17 Includes $4,436,000 of collateral received for securities on loan.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

© 2012 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA 022_082012

Semiannual Report | June 30, 2012

Vanguard Managed Payout Funds

Vanguard Managed Payout Growth Focus Fund

Vanguard Managed Payout Growth and Distribution Fund

Vanguard Managed Payout Distribution Focus Fund

> For the six months ended June 30, 2012, returns for the three Vanguard Managed Payout Funds were between 4.73% and 6.44%.

> The broad U.S. stock market easily outdistanced international equities. The broad U.S. bond market rose modestly.

> Most of the funds underlying the Managed Payout Funds posted gains, ranging from nearly 15% for Vanguard REIT Index Fund to more than 2% for Vanguard Total Bond Market II Index Fund. Vanguard Market Neutral Fund returned about –1%.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	9
Managed Payout Growth Focus Fund.	12
Managed Payout Growth and Distribution Fund.	23
Managed Payout Distribution Focus Fund.	34
About Your Fund’s Expenses.	45
Trustees Approve Advisory Arrangement.	47
Glossary.	48

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012
Total
Returns
Vanguard Managed Payout Growth Focus Fund	6.44%
Managed Payout Growth Focus Composite Index	6.13
Vanguard Managed Payout Growth and Distribution Fund	5.52%
Managed Payout Growth and Distribution Composite Index	5.30
Vanguard Managed Payout Distribution Focus Fund	4.73%
Managed Payout Distribution Focus Composite Index	5.11

Your Fund’s Performance at a Glance
December 31, 2011, Through June 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital	Return of
	Share Price	Share Price	Dividends	Gains	Capital
Vanguard Managed Payout Growth Focus Fund	$16.86	$17.71	$0.236	$0.000	$0.000
Vanguard Managed Payout Growth and
Distribution Fund	$16.61	$17.13	$0.395	$0.000	$0.000
Vanguard Managed Payout Distribution Focus
Fund	$14.57	$14.76	$0.498	$0.000	$0.000

The funds pay monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

1

Chairman’s Letter

Dear Shareholder,

The past six months saw a strong stock market rally that lost steam toward summer. Despite the drop-off, U.S. stocks recorded a more-than-respectable return, well ahead of the returns for stocks outside the United States. The broad U.S. bond market rose modestly.

The net result was beneficial to the three Vanguard Managed Payout Funds. The stock-heavy Growth Focus Fund turned in the best return at 6.44%. The Growth and Distribution Fund advanced 5.52%, and the Distribution Focus Fund—the most conservative of the three—returned 4.73%.

The funds made monthly payouts to shareholders in accordance with the amounts announced in January. Although the payouts for the first six months of 2012 are shown in the Financial Statements as 100% income dividends, distributions may be recategorized at each fiscal year-end as ordinary income, capital gains, or return of capital to accurately reflect their tax character.

On a separate note, last month we announced that George U. “Gus” Sauter, managing director and chief investment officer of Vanguard, intends to retire at the end of 2012. It’s hard to overstate

2

the contributions that Gus has made to Vanguard in his 25-year career. He honed the strategy and built the team that has helped make Vanguard a world leader in indexing, he also developed our active quantitative equity strategies, and he has been our chief investment officer since 2003.

We’re fortunate that Mortimer J. “Tim” Buckley, managing director, will succeed Gus. Tim has been a member of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year, but I did want to mention the news in case you hadn’t heard.

U.S. stocks posted strong returns,
but Europe remained a trouble spot
U.S. stocks in aggregate returned about 9% for the six months ended June 30. Domestic equities seemed to benefit from the perception that they offered some shelter from the storms roiling European markets. International stocks returned about 3% overall, with European stocks being the weakest performers. Returns for emerging markets and the developed markets of the Pacific region were restrained by signs of slowing growth.

Throughout the period, investors were preoccupied with Europe’s debt troubles, and global stock markets moved sharply up and down depending on whether the latest

Market Barometer

			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt
market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

CPI
Consumer Price Index	1.69%	1.66%	1.95%

3

news from the region was positive or negative. Vanguard economists anticipate that Europe will remain a trouble spot. The most likely scenario is that it will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

Investors’ appetite for Treasuries
drove the 10-year yield to a new low
Amid the turmoil in Europe, U.S. Treasury securities continued to benefit from a “flight to quality.” Investor demand nudged bond prices higher, and in early June, the yield on the 10-year U.S. Treasury note slipped below 1.5% for the first time. (Bond yields and prices move in opposite directions.) It’s important to understand that low yields do imply lower future returns: As yields tumble, the scope for further declines—and price increases—diminishes.

The broad U.S. taxable bond market posted a return of about 2% for the half-year. Municipal bonds remained a bright spot, delivering a return of more than 3%.

As it has since December 2008, the Federal Reserve Board held its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

	Percentage of Managed Payout Funds’ Investments[1]
	Growth	Growth and	Distribution
	Focus Fund	Distribution Fund	Focus Fund
Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	45.6%	35.2%	28.1%
Total International Stock Index	19.6	15.2	12.2
REIT Index	10.1	10.2	10.2

Vanguard Bond Funds (Investor Shares)
Total Bond Market II Index	4.7%	14.8%	19.9%

Vanguard Market Neutral Fund (Investor Shares)	9.8%	14.6%	19.5%

Commodities[2]	10.2%	10.0%	10.1%

1 As of June 30, 2012.
2 Each fund invests a portion of its assets in an Irish-domiciled wholly-owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

4

Stocks provided a boost,
while bonds held their own
Each of the Vanguard Managed Payout Funds is designed to provide a relatively stable stream of monthly payments to shareholders. Each one also seeks to meet certain objectives, with calibrated emphases on inflation protection and long- term capital preservation or growth, based on their risk profiles and distribution goals.

In seeking to meet their mandate, the three funds invest in Vanguard portfolios representing stocks around the globe, a broad spectrum of U.S. bonds, real estate investment trusts, and a market-neutral strategy that has the potential to earn returns comparable to those of traditional assets but uncorrelated with them, so as to reduce volatility risk. The funds also invest in commodity-linked investments.

The investment environment of the past six months was a bit reminiscent of 2011. During the first calendar quarter, optimism about economic momentum led investors to favor stocks over low-yielding bonds. But in the second quarter, concern about the sustainability of global growth and renewed worries about sovereign debt in Europe doused stocks and bolstered bonds.

Despite that reversal, the Managed Payout Funds got the most meaningful boost from Vanguard Total Stock Market Index Fund. The largest holding in all three funds, it

	Monthly Payout Per Share
Managed Payout Fund	2011	2012
Growth Focus	$0.0380	$0.0393
Growth and Distribution	0.0647	0.0659
Distribution Focus[1]	0.0898	0.0830

1 In addition to its regular monthly 2011 distributions, the Distribution Focus Fund issued an additional distribution of $1.19 to shareholders of record on December 28, 2011.

5

returned more than 9% for the half-year. Vanguard Total International Stock Index Fund, also a notable holding, was up almost 4%.

The Managed Payout Funds gain their bond exposure through Vanguard Total Bond Market II Index Fund, which returned 2.31% for the half-year.

Another look at the funds’ payouts
Each year, we adjust the payments per share of the Vanguard Managed Payout
Funds based on each fund’s performance over the previous three years. Once a payment level is set, it’s expected to remain stable for the entire calendar year.
Incorporating three-year performance into the payment calculations is designed to smooth ups and downs over time, reducing dramatic annual fluctuations.

The table below is intended to give you a fuller picture of the funds’ payment levels than per-share figures might provide. Assuming an initial $100,000 investment at the funds’ inception, the table shows the funds’ total payouts for each year since 2008 along with the announced total for 2012. It also shows how account balances would have changed over that time. Note that we’re assuming the reinvestment of any distributions other than regular monthly payments. Your own distributions will differ from the table’s figures based on your initial investment and the timing of any additional investments or redemptions.

Year-end value of a hypothetical account*

Fund	2008	2009	2010	2011	2012
Growth Focus	$65,717	$79,810	$87,606	$85,435	NA
Growth and Distribution	68,366	79,560	86,257	83,008	NA
Distribution Focus	69,165	77,961	82,609	78,757	NA

Annual payout based on historical value of the hypothetical account*

Fund	2008	2009	2010	2011	2012
Growth Focus	$1,999	$2,471	$2,253	$2,311	$2,390
Growth and Distribution	3,328	4,192	3,802	3,880	3,952
Distribution Focus	4,668	5,895	5,331	5,385	5,384
* Total payouts for 2012 are projected based on the monthly payout levels announced in January 2012. All calculations assume an investment of $100,000 at the funds’ inception on May 2, 2008. See the funds’ prospectus for more details about the payout calculations.

6

REITs were standout performers,
but the Market Neutral Fund struggled
The broad-based stock and bond index funds are supplemented by the funds’ real estate and market-neutral strategies. Each Managed Payout Fund allocated about 10% of assets to Vanguard REIT Index Fund, which was the standout among the underlying portfolios, gaining 14.8%. REITs—real estate investment trusts—benefited from strength in the commercial real estate market and from their attractive yields, which have remained higher than those generally available from U.S. bonds.

Vanguard Market Neutral Fund exerted a slight drag on the three Managed Payout Funds, returning about –1%. The fund’s approach involves buying stocks believed to be undervalued while simultaneously borrowing and then selling roughly the same proportion of stocks viewed as overvalued. On balance, the fund’s stock selections were subpar during the past six months.

Meanwhile, the Managed Payout Funds’ investments in commodities, based on swap contracts, lagged both stocks and bonds for the six-month period.

The funds’ performances reflected their respective allocations to the underlying investments. With about 85% of its assets in riskier assets (including REITs and stocks), the Growth Focus Fund unsurprisingly posted the strongest result, a gain of 6.44%.

The Distribution Focus Fund, with its lower allocation to equities, returned 4.73%. Consistent with its moderate stance, the Growth and Distribution Fund landed in between, returning 5.52% for the period. (You can review the funds’ asset allocations on their Profile pages later in this report. The pie charts there show the Market Neutral Fund as a separate asset class because it aims to perform in a different manner from the stock market.)

For more discussion of the funds’ objectives and positioning, please see the Advisor’s Report following this letter.

You’re not alone in realizing the value of low-cost investing In recent years, I’ve often written in this space about the challenges facing investors, from the 2008–2009 financial crisis to the more recent volatility caused by Europe’s debt troubles. Bad news inevitably seems to grab attention, and it’s our responsibility to speak to you candidly about these difficulties and to offer Vanguard’s perspective.

I think it’s also our responsibility to point out positive developments that may have been overlooked. On that score, I’ve been especially heartened to see individual investors become more discerning over time, particularly about the costs of investing. As I said recently to a gathering of financial advisors, “Individual investors are smart and getting smarter. And that’s a good thing. Increasingly, they are bringing a healthy consumer mentality to their

7

investment portfolios. They want to know what they are buying and how much they are paying for it.”

Vanguard research confirms that over the past decade, investors have displayed a healthy cost-consciousness, directing a larger share of their money to low-cost funds. You can read the full report (Costs Matter: Are Fund Investors Voting With Their Feet?) at vanguard.com/research.

In our view, investors are serving their interests by focusing on costs. The math is simple: The less they pay for an investment, the more they keep. And cost savings compound over the long term, potentially helping to build greater wealth.

So if you’re feeling buffeted by the latest headlines, it can be constructive to direct your attention to one of the things you can control: Your investment costs. We continue to believe that holding a balanced and diversified portfolio of low-cost funds can give investors a greater chance of reaching their long-term financial goals. The Vanguard Managed Payout Funds stand as good examples of how balance and diversification can be offered in a single, low-cost investment—in this case, one oriented toward helping you meet your cash-flow needs.

As always, thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 23, 2012

8

Advisor’s Report

For the six months ended June 30, 2012, the MSCI All Country World Equity Investable Market Index returned 5.76%, while the Barclays U.S. Aggregate Float Adjusted Index gained 2.42%. During the period, the Vanguard Managed Payout Funds generated mixed performance versus their composite benchmarks. The Distribution Focus Fund modestly lagged its benchmark, a result of the fund’s relative lack of exposure to Treasury Inflation-Protected Securities (TIPS).

The Growth and Distribution and Growth Focus Funds modestly outperformed their benchmarks.

The Managed Payout Funds’ investment committee consists of senior Vanguard investment professionals, chaired by Vanguard’s chief investment officer, who meet regularly to review the funds’ positioning to ensure alignment with their respective strategies. The committee is also responsible for shifting the funds’ asset allocations as needed to reflect both the prevailing market environment and the longer-term outlook for the markets and economy.

We’d like to note an upcoming change to the investment committee. In June, George U. “Gus” Sauter, Vanguard’s chief investment officer, announced his plans to retire at the end of December. Mortimer J. “Tim” Buckley, a Vanguard managing director, will become chie investment officer upon Gus’s retirement. Tim has been a member of Vanguard’s senior staff since 2001 and is also a tenured member of Vanguard’s Portfolio Review Group, which oversees the company’s in-house investment management functions along with the performance of 30 external investment advisory firms employed by Vanguard. Tim will work closely with Gus over the coming months to ensure a seamless transition to the role of chair of the funds’ investment committee.

We’ve established long-term asset allocations, or “policy portfolios,” for the three funds that, in our judgment, are consistent with their payout and capital preservation or appreciation objectives. We recognize that forecasting near-term market movements is difficult at best, so we avoid making portfolio shifts based on short-term projections. However, when, in our assessment, the relative long-term attractiveness of various asset classes materially changes, we may marginally tilt the funds’ allocations away from the policy portfolios in an effort to capture opportunities for outperformance or to reduce risk relative to benchmarks. We do not expect these tilts to be frequent or significant in size. Vanguard’s Equity Investment Group is responsible for the day-to-day management of the funds and the implementation of any changes.

9

Distribution Focus Fund
The Distribution Focus Fund seeks to preserve the nominal (original) value of invested capital over the long term, although its payouts are not expected to grow at a rate that keeps pace with inflation. It has the highest payout rate and the most conservative strategic asset allocation of the three Managed Payout Funds. For the six months ended June 30, 2012, the Distribution Focus Fund returned 4.73%; its benchmark returned 5.11%.

Growth and Distribution Fund
The Growth and Distribution Fund seeks to provide inflation protection and preservation of invested capital over the long term. Its payout rate and strategic asset allocation risk levels fall between those of the two other Managed Payout Funds. The Growth and Distribution Fund returned 5.52% for the six months ended June 30, 2012; its benchmark returned 5.30%.

Growth Focus Fund
The Growth Focus Fund seeks growth in both payouts and invested capital that exceeds inflation over the long term. It has the lowest payout rate and the most aggressive asset allocation of the three Managed Payout Funds. For the six months ended June 30, 2012, the Growth Focus Fund returned 6.44%, and its benchmark returned 6.13%.

Assessment of relative values
during the period
During the period, the committee did not change the asset allocations in any of the three funds. The Growth Focus and Growth and Distribution Funds maintained their long-term policy-neutral allocations. Relative to its benchmark, the Distribution Focus Fund maintained its overweighting of Vanguard Market Neutral Fund and corresponding underweight to TIPS, as the real yield of the 10-year TIPS remained negative. TIPS are not part of the long-term policy-neutral asset allocation in either the Growth Focus or Growth and Distribution Funds.

Outlook
Overall, our medium-run outlook today is similar to what it was when we last wrote to you in January. We remain cautiously optimistic about a continued economic recovery, although one that is below historical averages and more volatile than past recoveries. Despite elevated economic and policy uncertainty, we think that relatively attractive long-term valuations support a broad strategic allocation to riskier assets—a category that includes global equities, REITs, and commodities, among others.

10

However, despite the progress made in Europe toward resolving the debt crisis there, we see a reasonable potential for a negative market event. This has led us to maintain a neutral allocation to less risky assets relative to our long-term strategic benchmarks, including the broad investment-grade bond market, TIPS, and Vanguard Market Neutral Fund. Only in the Distribution Focus Fund have we made a tactical change within the less risky category. We continue to avoid TIPS in favor of Vanguard Market Neutral Fund.

Thank you for trusting us with your investments. We look forward to providing you with an update in the annual report.

George U. Sauter, Chief Investment Officer

Sean Hagerty, Principal

Joseph H. Davis, Principal

John Ameriks, Principal

July 24, 2012

11

Managed Payout Growth Focus Fund

Fund Profile
As of June 30, 2012

Total Fund Characteristics

Ticker Symbol	VPGFX
30-Day SEC Yield	1.85%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	45.6%
Vanguard Total International Stock Index
Fund Investor Shares	19.6
Vanguard REIT Index Fund Investor
Shares	10.1
Vanguard Market Neutral Fund Investor
Shares	9.8
Vanguard Total Bond Market II Index Fund
Investor Shares	4.7
Commodities	10.2

The fund invests a portion of its assets in an Irish-domiciled wholly-owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

Total Fund Volatility Measures
	Managed
	Payout	DJ
	Growth Focus	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.96
Beta	0.98	0.85

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Growth Focus Fund invests. For the six months ended June 30, 2012, the fund’s annualized expense figure totals 0.37%, representing the fund’s own annualized expense ratio of 0.02% together with acquired fund fees and expenses of 0.35% (Approximately 43% of the last amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)

12

Managed Payout Growth Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2012

Average Annual Total Returns: Periods Ended June 30, 2012

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Managed Payout Growth
Focus Fund	5/2/2008	-0.39%	2.63%	-2.15%	0.48%

For an index description, see the Glossary.
See Financial Highlights for dividend and capital gains information.

13

Managed Payout Growth Focus Fund

Consolidated Financial Statements (unaudited)

Consolidated Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Investment Companies (89.4%)
U.S. Stock Funds (55.5%)
	Vanguard Total Stock Market Index Fund Investor Shares	849,439	28,796
	Vanguard REIT Index Fund Investor Shares	294,193	6,402
			35,198
International Stock Fund (19.5%)
	Vanguard Total International Stock Index Fund Investor Shares	914,639	12,375

Bond Fund (4.7%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	268,765	2,948

Market Neutral Fund (9.7%)
*	Vanguard Market Neutral Fund Investor Shares	601,162	6,162
Total Investment Companies (Cost $55,783)			56,683
Temporary Cash Investments (8.8%)[2]
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 0.148%	6,000	6

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (8.8%)
[3,4]	Fannie Mae Discount Notes, 0.140%, 7/18/12	300	300
[3,4]	Fannie Mae Discount Notes, 0.120%, 8/9/12	300	300
[3,5]	Federal Home Loan Bank Discount Notes, 0.135%, 8/3/12	600	600
[3,4]	Freddie Mac Discount Notes, 0.110%, 7/10/12	406	406
3	United States Treasury Bill, 0.091%, 7/26/12	298	298
3	United States Treasury Bill, 0.096%, 8/2/12	100	100
3	United States Treasury Bill, 0.083%-0.121%, 8/23/12	1,437	1,437
3	United States Treasury Note/Bond, 1.500%, 7/15/12	892	892
3	United States Treasury Note/Bond, 4.625%, 7/31/12	468	470
3	United States Treasury Note/Bond, 1.750%, 8/15/12	715	716
			5,519
Total Temporary Cash Investments (Cost $5,525)			5,525
Total Investments (98.2%) (Cost $61,308)			62,208

14

Managed Payout Growth Focus Fund

Market
Value
($000)
Other Assets and Liabilities (1.8%)
Other Assets	1,221
Liabilities	(55)
1,166
Net Assets (100%)
Applicable to 3,577,659 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	63,374
Net Asset Value Per Share	$17.71

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	67,821
Overdistributed Net Investment Income	(790)
Accumulated Net Realized Losses	(4,557)
Unrealized Appreciation (Depreciation)
Investment Securities	900
Swap Contracts	—
Net Assets	63,374

See Note A in Notes to Consolidated Financial Statements.
* Non-income-producing security. For the 12 months ended June 30, 2012, the fund has not paid a dividend.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio I, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 10.2% and -1.4%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio I, which is a wholly owned subsidiary of the Managed Payout Growth Focus Fund.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury no backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Managed Payout Growth Focus Fund

Consolidated Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Income Distributions Received	322
Interest	2
Total Income	324
Expenses—Note B
Management and Administrative	7
Total Expenses	7
Net Investment Income	317
Realized Net Gain (Loss)
Capital Gain Distributions Received	5
Investment Securities Sold	449
Swap Contracts	(471)
Realized Net Gain (Loss)	(17)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,397
Swap Contracts	221
Change in Unrealized Appreciation (Depreciation)	3,618
Net Increase (Decrease) in Net Assets Resulting from Operations	3,918

See accompanying Notes, which are an integral part of the Financial Statements.

16

Managed Payout Growth Focus Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	317	1,229
Realized Net Gain (Loss)	(17)	192
Change in Unrealized Appreciation (Depreciation)	3,618	(2,609)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,918	(1,188)
Distributions
Net Investment Income	(859)	(1,285)
Realized Capital Gain	—	—
Return of Capital	—	(427)
Total Distributions	(859)	(1,712)
Capital Share Transactions
Issued	10,606	23,191
Issued in Lieu of Cash Distributions	490	968
Redeemed	(12,438)	(20,585)
Net Increase (Decrease) from Capital Share Transactions	(1,342)	3,574
Total Increase (Decrease)	1,717	674
Net Assets
Beginning of Period	61,657	60,983
End of Period[1]	63,374	61,657

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($790,000) and $221,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Managed Payout Growth Focus Fund

Consolidated Financial Highlights

	Six Months				April 21,
	Ended			Year Ended	2008[1] to
	June 30,			December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$16.86	$17.53	$15.97	$13.15	$20.00
Investment Operations
Net Investment Income	.086	.326	.298	.372	.394[2]
Capital Gain Distributions Received	.001	.012	.024	.006	.072[2]
Net Realized and Unrealized Gain (Loss)
on Investments	.999	(.552)	1.919	2.936	(6.916)
Total from Investment Operations	1.086	(.214)	2.241	3.314	(6.450)
Distributions
Dividends from Net Investment Income	(.236)	(.342)	(.681)	(.494)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	—	(.114)	—	—	(.400)
Total Distributions	(.236)	(.456)	(.681)	(.494)	(.400)
Net Asset Value, End of Period	$17.71	$16.86	$17.53	$15.97	$13.15

Total Return	6.44%	-1.27%	14.43%	25.90%	-32.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63	$62	$61	$47	$36
Ratio of Expenses to Average Net Assets	0.02%	—	—	—	—
Acquired Fund Fees and Expenses	0.35%	0.32%	0.36%	0.53%	0.48%[3]
Ratio of Net Investment Income to
Average Net Assets	1.11%	1.87%	1.79%	2.66%	3.52%[3]
Portfolio Turnover Rate	55%	52%	49%[4]	60%[5]	68%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Managed Payout Growth Focus Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Growth Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

The Consolidated Financial Statements include Vanguard MPF Portfolio I (“the subsidiary”), a sub-fund of Vanguard Investments Select Series I PLC, which commenced operations on March 28, 2012. The subsidiary is an Irish-domiciled wholly-owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of June 30, 2012, the fund held $6,458,000 in the subsidiary, representing 10.2% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities indirectly through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Before the subsidiary commenced operations, the fund invested in swap contracts. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the subsidiary and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Statement of Net Assets.

19

Managed Payout Growth Focus Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is not subject to U.S. tax. In addition, the subsidiary is not subject to Irish income tax. The subsidiary will distribute its earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 3% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2012, the monthly distribution rate is $.0393 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Vanguard Group (Ireland) Limited provides corporate management and administrative services and pays for all other operating expenses of the subsidiary, in return for a fee calculated at an annual percentage rate of the subsidiary’s average net assets.

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

20

Managed Payout Growth Focus Fund

The following table summarizes the market value of the fund’s consolidated investments as of June 30, 2012, based on the inputs used to value them:

			Level 1	Level 2	Level 3
Investments			($000)	($000)	($000)
Investment Companies			56,683	—	—
Temporary Cash Investments			6	5,519	—
Total			56,689	5,519	—

D. At June 30, 2012, the subsidiary had the following open total return swap contracts:
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34
Total Return Index	7/31/12	CS	6,470	(0.43%)	—

1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s and the subsidiary’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $471,000 on swap contracts and $2,000 of short-term capital gain distributions received have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $4,991,000 to offset future net capital gains of $518,000 through December 31, 2016, $1,349,000 through December 31, 2017, and $3,124,000 through December 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $61,308,000. Net unrealized appreciation of investment securities for tax purposes was $900,000, consisting of unrealized gains of $3,165,000 on securities that had risen in value since their purchase and $2,265,000 in unrealized losses on securities that had fallen in value since their purchase.

21

Managed Payout Growth Focus Fund

F. During the six months ended June 30, 2012, the fund purchased $16,324,000 of investment securities and sold $18,694,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2012	December 31, 2011
	Shares	Shares
	(000)	(000)
Issued	594	1,312
Issued in Lieu of Cash Distributions	28	56
Redeemed	(702)	(1,189)
Net Increase (Decrease) in Shares Outstanding	(80)	179

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

Managed Payout Growth and Distribution Fund

Fund Profile
As of June 30, 2012

Total Fund Characteristics

Ticker Symbol	VPGDX
30-Day SEC Yield	1.80%
Acquired Fund Fees and Expenses[1]	0.40%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	35.2%
Vanguard Total International Stock Index
Fund Investor Shares	15.2
Vanguard Total Bond Market II Index Fund
Investor Shares	14.8
Vanguard Market Neutral Fund Investor
Shares	14.6
Vanguard REIT Index Fund Investor
Shares	10.2
Commodities	10.0

The fund invests a portion of its assets in an Irish-domiciled wholly-owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

Total Fund Volatility Measures
	Managed
	Payout
	Growth and	DJ
	Distribution	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.95
Beta	1.02	0.71

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Growth and Distribution Fund invests. For the six months ended June 30, 2012, the fund’s annualized expense figure totals 0.44%, representing the fund’s own annualized expense ratio of 0.02% together with acquired fund fees and expenses of 0.42%. (Approximately 52% of the last amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)

23

Managed Payout Growth and Distribution Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2012

Average Annual Total Returns: Periods Ended June 30, 2012

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Managed Payout Growth
and Distribution Fund	5/2/2008	0.77%	3.23%	-1.77%	1.46%

For an index description, see the Glossary.
See Financial Highlights for dividend and capital gains information.

24

Managed Payout Growth and Distribution Fund

Consolidated Financial Statements (unaudited)

Consolidated Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Investment Companies (90.2%)
U.S. Stock Funds (45.4%)
	Vanguard Total Stock Market Index Fund Investor Shares	3,432,612	116,365
	Vanguard REIT Index Fund Investor Shares	1,556,055	33,860
			150,225
International Stock Fund (15.3%)
	Vanguard Total International Stock Index Fund Investor Shares	3,728,449	50,446

Bond Fund (14.8%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	4,471,620	49,054

Market Neutral Fund (14.7%)
*	Vanguard Market Neutral Fund Investor Shares	4,726,200	48,444
Total Investment Companies (Cost $283,588)			298,169
Temporary Cash Investments (7.8%)[2]
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 0.148%	105,000	105

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (7.8%)
[3,4]	Fannie Mae Discount Notes, 0.140%, 7/18/12	1,499	1,499
[3,4]	Fannie Mae Discount Notes, 0.120%, 8/9/12	1,300	1,300
[3,5]	Federal Home Loan Bank Discount Notes, 0.135%, 8/3/12	3,302	3,302
[3,4]	Freddie Mac Discount Notes, 0.110%, 7/10/12	1,730	1,730
3	United States Treasury Bill, 0.091%, 7/26/12	1,489	1,489
3	United States Treasury Bill, 0.096%, 8/2/12	1,102	1,102
3	United States Treasury Bill, 0.083%-0.121%, 8/23/12	7,430	7,430
3	United States Treasury Note/Bond, 1.500%, 7/15/12	2,398	2,399
3	United States Treasury Note/Bond, 4.625%, 7/31/12	2,321	2,329
3	United States Treasury Note/Bond, 1.750%, 8/15/12	3,078	3,084
			25,664
Total Temporary Cash Investments (Cost $25,769)			25,769
Total Investments (98.0%) (Cost $309,357)			323,938

25

Managed Payout Growth and Distribution Fund

Market
Value
($000)
Other Assets and Liabilities (2.0%)
Other Assets	8,017
Liabilities	(1,376)
6,641
Net Assets (100%)
Applicable to 19,295,649 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	330,579
Net Asset Value Per Share	$17.13

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	324,764
Overdistributed Net Investment Income	(6,776)
Accumulated Net Realized Losses	(1,990)
Unrealized Appreciation (Depreciation)
Investment Securities	14,581
Swap Contracts	—
Net Assets	330,579

See Note A in Notes to Consolidated Financial Statements.
* Non-income-producing security. For the 12 months ended June 30, 2012, the fund has not paid a dividend.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio II, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 10.1% and -2.3%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio II, which is a wholly owned subsidiary of the Managed Payout Growth and Distribution Fund.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

26

Managed Payout Growth and Distribution Fund

Consolidated Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Income Distributions Received	1,749
Interest	6
Total Income	1,755
Expenses—Note B
Management and Administrative	35
Total Expenses	35
Net Investment Income	1,720
Realized Net Gain (Loss)
Capital Gain Distributions Received	68
Investment Securities Sold	1,384
Swap Contracts	(2,296)
Realized Net Gain (Loss)	(844)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	14,333
Swap Contracts	1,042
Change in Unrealized Appreciation (Depreciation)	15,375
Net Increase (Decrease) in Net Assets Resulting from Operations	16,251

See accompanying Notes, which are an integral part of the Financial Statements.

27

Managed Payout Growth and Distribution Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,720	5,758
Realized Net Gain (Loss)	(844)	2,257
Change in Unrealized Appreciation (Depreciation)	15,375	(7,226)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,251	789
Distributions
Net Investment Income	(7,278)	(6,994)
Realized Capital Gain	—	—
Return of Capital	—	(6,233)
Total Distributions	(7,278)	(13,227)
Capital Share Transactions
Issued	52,876	102,100
Issued in Lieu of Cash Distributions	2,525	4,693
Redeemed	(26,868)	(57,133)
Net Increase (Decrease) from Capital Share Transactions	28,533	49,660
Total Increase (Decrease)	37,506	37,222
Net Assets
Beginning of Period	293,073	255,851
End of Period[1]	330,579	293,073

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($6,776,000) and $1,042,000.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Managed Payout Growth and Distribution Fund

Consolidated Financial Highlights

					April 21,
	Six Months			Year Ended	2008[1] to
	Ended		December 31,
	June 30,				Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$16.61	$17.26	$15.92	$13.68	$20.00
Investment Operations
Net Investment Income	.102	.340	.318[2]	.439	.436[2]
Capital Gain Distributions Received	.004	.028	.050[2]	.006	.082[2]
Net Realized and Unrealized Gain (Loss)
on Investments	.809	(.242)	1.733	2.634	(6.172)
Total from Investment Operations	.915	.126	2.101	3.079	(5.654)
Distributions
Dividends from Net Investment Income	(.395)	(.410)	(.658)	(.660)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	—	(.366)	(.103)	(.179)	(.666)
Total Distributions	(.395)	(.776)	(.761)	(.839)	(.666)
Net Asset Value, End of Period	$17.13	$16.61	$17.26	$15.92	$13.68

Total Return	5.52%	0.69%	13.67%	23.51%	-28.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$331	$293	$256	$178	$115
Ratio of Expenses to Average Net Assets	0.02%	—	—	—	—
Acquired Fund Fees and Expenses	0.42%	0.39%	0.37%	0.48%	0.46%[3]
Ratio of Net Investment Income to
Average Net Assets	1.21%	1.97%	1.98%	2.81%	3.92%[3]
Portfolio Turnover Rate	35%	33%	44%[4]	50%[5]	73%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Managed Payout Growth and Distribution Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Growth and Distribution Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

The Consolidated Financial Statements include Vanguard MPF Portfolio II (“the subsidiary”), a sub-fund of Vanguard Investments Select Series I PLC, which commenced operations on March 28, 2012. The subsidiary is an Irish-domiciled wholly-owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of June 30, 2012, the fund held $33,245,000 in the subsidiary, representing 10.1% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities indirectly through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Before the subsidiary commenced operations, the fund invested in swap contracts. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the subsidiary and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Statement of Net Assets.

30

Managed Payout Growth and Distribution Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is not subject to U.S. tax. In addition, the subsidiary is not subject to Irish income tax. The subsidiary will distribute its earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 5% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2012, the monthly distribution rate is $.0659 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Vanguard Group (Ireland) Limited provides corporate management and administrative services and pays for all other operating expenses of the subsidiary, in return for a fee calculated at an annual percentage rate of the subsidiary’s average net assets.

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

31

Managed Payout Growth and Distribution Fund

The following table summarizes the market value of the fund’s consolidated investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	298,169	—	—
Temporary Cash Investments	105	25,664	—
Total	298,274	25,664	—

D. At June 30, 2012, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34 Total
Return Index	7/31/12	CS	33,305	(0.43%)	—

1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s and the subsidiary’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $2,296,000 on swap contracts and $36,000 of short-term capital gain distributions received have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $3,384,000 to offset future net capital gains through December 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $309,357,000. Net unrealized appreciation of investment securities for tax purposes was $14,581,000, consisting of unrealized gains of $21,978,000 on securities that had risen in value since their purchase and $7,397,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $69,580,000 of investment securities and sold $51,225,000 of investment securities, other than temporary cash investments.

32

Managed Payout Growth and Distribution Fund

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2012	December 31, 2011
	Shares	Shares
	(000)	(000)
Issued	3,065	5,877
Issued in Lieu of Cash Distributions	146	274
Redeemed	(1,563)	(3,324)
Net Increase (Decrease) in Shares Outstanding	1,648	2,827

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

33

Managed Payout Distribution Focus Fund

Fund Profile
As of June 30, 2012

Total Fund Characteristics

Ticker Symbol	VPDFX
30-Day SEC Yield	1.72%
Acquired Fund Fees and Expenses[1]	0.46%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	28.1%
Vanguard Total Bond Market II Index Fund
Investor Shares	19.9
Vanguard Market Neutral Fund Investor
Shares	19.5
Vanguard Total International Stock Index
Fund Investor Shares	12.2
Vanguard REIT Index Fund Investor
Shares	10.2
Commodities	10.1

The fund invests a portion of its assets in an Irish-domiciled wholly-owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

Total Fund Volatility Measures
	Managed
	Payout
	Distribution	DJ
	Focus	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.94
Beta	1.03	0.61

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 26, 2012—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Distribution Focus Fund invests. For the six months ended June 30, 2012, the fund’s annualized expense figure totals 0.51%, representing the fund’s own annualized expense ratio of 0.02% together with acquired fund fees and expenses of 0.49%. (Approximately 61% of the last amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)

34

Managed Payout Distribution Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2012

Average Annual Total Returns: Periods Ended June 30, 2012

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Managed Payout
Distribution Focus Fund	5/2/2008	1.43%	3.46%	-1.47%	1.99%

For an index description, see the Glossary.
See Financial Highlights for dividend and capital gains information.

35

Managed Payout Distribution Focus Fund

Consolidated Financial Statements (unaudited)

Consolidated Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Investment Companies (89.8%)
U.S. Stock Funds (38.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	4,437,909	150,445
	Vanguard REIT Index Fund Investor Shares	2,508,382	54,582
			205,027
International Stock Fund (12.2%)
	Vanguard Total International Stock Index Fund Investor Shares	4,824,988	65,282

Bond Fund (19.8%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	9,686,238	106,258

Market Neutral Fund (19.5%)
*	Vanguard Market Neutral Fund Investor Shares	10,182,923	104,375
Total Investment Companies (Cost $454,310)			480,942
Temporary Cash Investments (8.1%)[2]
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 0.148%	122,542	123

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (8.1%)
[3,4]	Fannie Mae Discount Notes, 0.140%, 7/18/12	2,549	2,549
[3,4]	Fannie Mae Discount Notes, 0.120%, 8/9/12	2,300	2,300
[3,5]	Federal Home Loan Bank Discount Notes, 0.135%, 8/3/12	5,903	5,903
[3,4]	Freddie Mac Discount Notes, 0.110%, 7/10/12	2,348	2,348
3	United States Treasury Bill, 0.091%, 7/26/12	2,483	2,483
3	United States Treasury Bill, 0.096%, 8/2/12	1,603	1,603
3	United States Treasury Bill, 0.083%-0.121%, 8/23/12	11,394	11,393
3	United States Treasury Note/Bond, 1.500%, 7/15/12	7,080	7,083
3	United States Treasury Note/Bond, 4.625%, 7/31/12	2,765	2,775
3	United States Treasury Note/Bond, 1.750%, 8/15/12	4,720	4,729
			43,166
Total Temporary Cash Investments (Cost $43,288)			43,289
Total Investments (97.9%) (Cost $497,598)			524,231

36

Managed Payout Distribution Focus Fund

Market
Value
($000)
Other Assets and Liabilities (2.1%)
Other Assets	11,880
Liabilities	(565)
11,315
Net Assets (100%)
Applicable to 36,274,644 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	535,546
Net Asset Value Per Share	$14.76

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	523,098
Overdistributed Net Investment Income	(15,939)
Accumulated Net Realized Gains	1,754
Unrealized Appreciation (Depreciation)
Investment Securities	26,633
Swap Contracts	—
Net Assets	535,546

See Note A in Notes to Consolidated Financial Statements.
* Non-income-producing security. For the 12 months ended June 30, 2012, the fund has not paid a dividend.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio III, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 10.1% and -2.0%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio III, which is a wholly owned subsidiary of the Managed Payout Distribution Focus Fund.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

37

Managed Payout Distribution Focus Fund

Consolidated Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Income Distributions Received	2,965
Interest	13
Total Income	2,978
Expenses—Note B
Management and Administrative	57
Total Expenses	57
Net Investment Income	2,921
Realized Net Gain (Loss)
Capital Gain Distributions Received	144
Investment Securities Sold	4,733
Swap Contracts	(3,590)
Realized Net Gain (Loss)	1,287
Change in Unrealized Appreciation (Depreciation)
Investment Securities	16,285
Swap Contracts	1,567
Change in Unrealized Appreciation (Depreciation)	17,852
Net Increase (Decrease) in Net Assets Resulting from Operations	22,060

See accompanying Notes, which are an integral part of the Financial Statements.

38

Managed Payout Distribution Focus Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,921	8,768
Realized Net Gain (Loss)	1,287	279
Change in Unrealized Appreciation (Depreciation)	17,852	(3,690)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,060	5,357
Distributions
Net Investment Income	(16,914)	(4,126)
Realized Capital Gain[1]	—	(6,141)
Return of Capital	—	(51,923)
Total Distributions	(16,914)	(62,190)
Capital Share Transactions
Issued	101,421	201,801
Issued in Lieu of Cash Distributions	4,200	41,568
Redeemed	(30,351)	(68,837)
Net Increase (Decrease) from Capital Share Transactions	75,270	174,532
Total Increase (Decrease)	80,416	117,699
Net Assets
Beginning of Period	455,130	337,431
End of Period[2]	535,546	455,130

1 Includes fiscal 2011 short-term gain distributions totaling $1,009,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($15,939,000) and $1,567,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Managed Payout Distribution Focus Fund

Consolidated Financial Highlights

	Six Months				April 21,
	Ended		Year Ended		2008[1] to
	June 30,			December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.57	$16.53	$15.60	$13.84	$20.00
Investment Operations
Net Investment Income	.087[2]	.339[2]	.336[2]	.433[2]	.448[2]
Capital Gain Distributions Received	.004[2]	.051[2]	.080[2]	.010[2]	.084[2]
Net Realized and Unrealized Gain (Loss)
on Investments	.597	(.082)	1.581	2.497	(5.758)
Total from Investment Operations	.688	.308	1.997	2.940	(5.226)
Distributions
Dividends from Net Investment Income	(.498)	(.157)	(.755)	(.709)	—
Distributions from Realized Capital Gains	—	(.217)*	—	—	—
Return of Capital	—	(1.894)	(.312)	(.471)	(.934)
Total Distributions	(.498)	(2.268)	(1.067)	(1.180)	(.934)
Net Asset Value, End of Period	$14.76	$14.57	$16.53	$15.60	$13.84

Total Return	4.73%	1.84%	13.43%	22.56%	-26.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$536	$455	$337	$190	$89
Ratio of Expenses to Average Net Assets	0.02%	—	—	—	—
Acquired Fund Fees and Expenses	0.49%	0.42%	0.38%	0.45%	0.45%3
Ratio of Net Investment Income to
Average Net Assets	1.22%	2.07%	2.14%	3.02%	4.01%[3]
Portfolio Turnover Rate	37%	43%	47%[4]	48%[5]	82%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
* Includes $.178 from long-term capital gains and $.039 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Managed Payout Distribution Focus Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Distribution Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

The Consolidated Financial Statements include Vanguard MPF Portfolio III (“the subsidiary”), a sub-fund of Vanguard Investments Select Series I PLC, which commenced operations on March 28, 2012. The subsidiary is an Irish-domiciled wholly-owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of June 30, 2012, the fund held $54,122,000 in the subsidiary, representing 10.1% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities indirectly through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Before the subsidiary commenced operations, the fund invested in swap contracts. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the subsidiary and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Statement of Net Assets.

41

Managed Payout Distribution Focus Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is not subject to U.S. tax. In addition, the subsidiary is not subject to Irish income tax. The subsidiary will distribute its earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 7% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2012, the monthly distribution rate is $.0830 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2012, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Vanguard Group (Ireland) Limited provides corporate management and administrative services and pays for all other operating expenses of the subsidiary, in return for a fee calculated at an annual percentage rate of the subsidiary’s average net assets.

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

42

Managed Payout Distribution Focus Fund

The following table summarizes the market value of the fund’s consolidated investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	480,942	—	—
Temporary Cash Investments	123	43,166	—
Total	481,065	43,166	—

D. At June 30, 2012, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34
Total Return Index	7/31/12	CS	54,219	(0.43%)	—

1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s and the subsidiary’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $3,590,000 on swap contracts and $77,000 of short-term capital gain distributions received have been reclassified from accumulated net realized gains to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $115,000 during the period from November 1, 2011, through December 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012.

At June 30, 2012, the cost of investment securities for tax purposes was $497,598,000. Net unrealized appreciation of investment securities for tax purposes was $26,633,000, consisting of unrealized gains of $35,839,000 on securities that had risen in value since their purchase and $9,206,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $160,426,000 of investment securities and sold $87,160,000 of investment securities, other than temporary cash investments.

43

Managed Payout Distribution Focus Fund

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2012	December 31, 2011
	Shares	Shares
	(000)	(000)
Issued	6,782	12,271
Issued in Lieu of Cash Distributions	281	2,799
Redeemed	(2,035)	(4,240)
Net Increase (Decrease) in Shares Outstanding	5,028	10,830

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

44

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. Each Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for each Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

45

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Managed Payout Growth Focus Fund	$1,000.00	$1,064.42	$1.90
Managed Payout Growth and Distribution Fund	$1,000.00	$1,055.18	$2.25
Managed Payout Distribution Focus Fund	$1,000.00	$1,047.35	$2.60
Based on Hypothetical 5% Yearly Return
Managed Payout Growth Focus Fund	$1,000.00	$1,023.02	$1.86
Managed Payout Growth and Distribution Fund	$1,000.00	$1,022.68	$2.21
Managed Payout Distribution Focus Fund	$1,000.00	$1,022.33	$2.56

These calculations are based on the funds’ expense ratios for the most recent six-month period together with their acquired fund fees and expenses. The combined, annualized expense figures for the period shown are (in order as listed from top to bottom above) 0.37%, 0.44%, and 0.51%. The dollar amounts shown as ”Expenses Paid” are equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

46

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Managed Payout Growth Focus Fund, Managed Payout Growth and Distribution Fund, and Managed Payout Distribution Focus Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the funds since their inception in 2008 and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered each fund’s performance since its inception in 2008 against a relevant benchmark and concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that for each fund, the total of the fund’s expenses and the acquired fund fees and expenses was well below the average expense ratio charged by similar funds. The board noted that the expenses of the funds and of each of the underlying funds in which the Managed Payout Funds invest are well below their relevant peer-group averages. Information about the Managed Payout Funds’ expenses and acquired fund fees and expenses appears in the About Your Funds’ Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that Vanguard’s low-cost arrangement with each of the Managed Payout Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

47

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Managed Payout Distribution Focus Composite Index. An index weighted 12% MSCI All Country World ex USA Investable Market Index and 28% MSCI US Broad Market Index (40% FTSE All-World Index through December 31, 2010); 20% Barclays U.S. Aggregate Float Adjusted Index (20% Barclays U.S. Aggregate Bond Index through December 31, 2009); 10% Barclays U.S. Treasury Inflation Protected Securities Index; 10% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% MSCI US REIT Index (adjusted to include a 2% cash position through April 30, 2009).

Managed Payout Growth and Distribution Composite Index. An index weighted 15% MSCI All Country World ex USA Investable Market Index and 35% MSCI US Broad Market Index (50% FTSE All-World Index through December 31, 2010); 15% Barclays U.S. Aggregate Float Adjusted Index (15% Barclays U.S. Aggregate Bond Index through December 31, 2009); 15% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% MSCI US REIT Index (adjusted to include a 2% cash position through April 30, 2009).

Managed Payout Growth Focus Composite Index. An index weighted 19.5% MSCI All Country World ex USA Investable Market Index and 45.5% MSCI US Broad Market Index (65% FTSE All-World Index through December 31, 2010); 5% Barclays U.S. Aggregate Float Adjusted Index (5% Barclays U.S. Aggregate Bond Index through December 31, 2009); 10% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% MSCI US REIT Index (adjusted to include a 2% cash position through April 30, 2009).

48

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Director of SKF AB
(diversified manufacturing and services), Hewlett-	(industrial machinery), Hillenbrand, Inc. (specialized
Packard Co. (electronic computer manufacturing),	consumer services), the Lumina Foundation for

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman	Chairman Emeritus and Senior Advisor
of the Board of The Cleveland Museum of Art.
John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14972 082012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

VANGUARD VALLEY FORGE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 21, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.